                                                   Filed Pursuant to Rule 485(a)
                                                   Registration No.      2-71299
                                                                        811-3153



                SECURITIES AND EXCHANGE COMMISSION
                      Washington, D.C. 20549

                            FORM N-1A
                            ---------

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                X
                                                                     -----
     Pre-Effective Amendment No.
                                      ------                         -----
     Post-Effective Amendment No.       57                             X
                                      ------                         -----

                          and

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940        X
                                                                     -----
     Amendment No.       57                                            X
                       ------                                        -----

                FRANK RUSSELL INVESTMENT COMPANY
--------------------------------------------------------------------------------
       (Exact Name of Registrant as Specified in Charter)

         909 A Street, Tacoma, Washington        98402
         ------------------------------------ --------
      (Address of Principal Executive Office) (ZIP Code)

Registrant's Telephone Number, including area code: 253/627-7001



Gregory J. Lyons, Associate General Counsel            Robert Fulton, Esq.
     Frank Russell Investment Company           Stradley, Ronon, Stevens & Young
              909 A Street                          2600 One Commerce Street
        Tacoma, Washington 98402                  Philadelphia, PA 19103-8120
              253-596-2406                               215-564-8042

--------------------------------------------------------------------------------
              (Name and Address of Agent for Service)


Approximate date of commencement of proposed public offering: As soon as practical after the effective date of the Registration Statement.

     It is proposed that this filing will become effective (check appropriate box)

         (   )  immediately upon filing pursuant to paragraph (b)
         (   )  on (date) pursuant to paragraph (b)
         ( X )  60 days after filing pursuant to paragraph (a)(1)
         (   )  on (date) pursuant to paragraph (a)(1)
         (   )  75 days after filing pursuant to paragraph (a)(2)
         (   )  on (date) pursuant to paragraph (a)(2) of rule 485.
         If appropriate, check the following box:
         (   )  this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                                                FRANK RUSSELL INVESTMENT COMPANY


-------------------
INSTITUTIONAL FUNDS
-------------------

INSTITUTIONAL FUNDS

PROSPECTUS

CLASS E AND I SHARES:

EQUITY I FUND

EQUITY Q FUND

EQUITY II FUND

SELECT GROWTH FUND

SELECT VALUE FUND

EQUITY III FUND

REAL ESTATE SECURITIES FUND

INTERNATIONAL FUND

FIXED INCOME I FUND

FIXED INCOME III FUND

CLASS E AND S SHARES:

EMERGING MARKETS FUND

SHORT TERM BOND FUND


       , 2002




909 A STREET, TACOMA, WA 98402 . 800-787-7354

As with all mutual funds, the Securities and Exchange Commission has neither determined that the information in this Prospectus is accurate or complete, nor approved or disapproved of these securities. It is a criminal offense to state otherwise.


                                                 [LOGO OF FRANK RUSSELL COMPANY]

                               Table of Contents

 Risk/Return Summary.......................................................  1
  Investment Objective, Principal Investment Strategies and Principal Risks  1
  Performance..............................................................  7
  Fees and Expenses........................................................ 18
 Summary Comparison of the Funds........................................... 21
 The Purpose of the Funds -- Multi-Style, Multi-Manager Diversification.... 21
 Investment Objective and Principal Investment Strategies.................. 23
 Risks..................................................................... 36
 Management of the Funds................................................... 40
 The Money Managers........................................................ 42
 Portfolio Turnover........................................................ 42
 Dividends and Distributions............................................... 42
 Taxes..................................................................... 43
 How Net Asset Value is Determined......................................... 44
 Distribution and Shareholder Servicing Arrangements....................... 44
 How to Purchase Shares.................................................... 44
 Exchange Privilege........................................................ 46
 How to Redeem Shares...................................................... 46
 Payment of Redemption Proceeds............................................ 47
 Written Instructions...................................................... 48
 Account Policies.......................................................... 49
 Financial Highlights...................................................... 50
 Money Manager Information................................................. 73

                              RISK/RETURN SUMMARY

   Investment Objective, Principal Investment Strategies and Principal Risks

EQUITY I FUND

   Investment          To provide income and capital growth by investing
   Objective           principally in equity securities.

   Principal           The Equity I Fund invests primarily in common stocks of
   Investment          medium and large capitalization companies, most of which
   Strategies          are US based. While market capitalization changes over
                       time and there is not one universally accepted definition of the lines between large, medium and small capitalization companies, the Fund generally defines large and medium capitalization stocks as stocks of the largest 1000 companies in the US.

                       The Fund employs a "multi-style, multi-manager" approach whereby portions of the Fund are allocated to different money managers who employ distinct investment styles. The Fund uses three principal investment styles intended to complement one another: a Growth Style, a Value Style and a Market-Oriented Style. The Fund intends to be fully invested at all times.

   Principal Risks     An investment in the Equity I Fund, like any investment,
                       has risks. The value of the Fund fluctuates and you could lose money. The principal risks of investing in the Fund are those associated with investing in equity securities, using a multi-manager approach, securities lending and exposing liquidity reserves to equity markets. The value of equity securities will rise and fall in response to the activities of the company that issued them, general market conditions and/or economic conditions. Please refer to the "Risks" section later in this Prospectus for further details.

EQUITY Q FUND

   Investment          To provide a total return greater than the total return
   Objective           of the US stock market (as measured by the Russell
                       1000(R) Index over a market cycle of four to six years) while maintaining volatility and diversification similar to the Russell 1000 Index.

   Principal           The Equity Q Fund invests primarily in common stocks of
   Investment          medium and large capitalization companies which are
   Strategies          predominantly US based. While market capitalization
                       changes over time and there is not one universally accepted definition of the lines between large, medium and small capitalization companies, the Fund generally defines large and medium capitalization stocks as stocks of the largest 1000 companies in the US.

                       The Fund generally pursues a market-oriented style of security selection. Managers select securities from the broad equity market rather than focusing on the growth or value segments of the market. As a result, the Fund holds securities representing a broad cross section of companies and industries.

                       The Fund employs a multi-manager approach whereby portions of the Fund are allocated to different money managers whose approaches are intended to complement one another. Each of the Fund's money managers use quantitative models to rank securities based upon their expected ability to outperform the total return of the Russell 1000(R) Index.

   Principal Risks     An investment in the Equity Q Fund, like any investment,
                       has risks. The value of the Fund fluctuates and you could lose money. The principal risks of investing in the Fund are those associated with investing in equity securities, particularly in using a market-oriented style of security selection, using a multi-manager approach, securities lending and exposing liquidity reserves to equity markets. The value of equity securities will rise and fall in response to the activities of the company that issued them, general market conditions and/or economic conditions. Please refer to the "Risks" section later in this Prospectus for further details.

EQUITY II FUND

   Investment          To maximize total return primarily through capital
   Objective           appreciation and assuming a higher level of volatility
                       than the Equity I Fund.

   Principal           The Equity II Fund invests primarily in common stocks of
   Investment          small and medium capitalization companies, most of which
   Strategies          are US based. While market capitalization changes over
                       time and there is not one universally accepted definition of the lines between large, medium and small capitalization companies, the Fund generally defines medium and small capitalization stocks as stocks of all but the largest 500 companies in the US. The Fund's investments may include companies that have been publicly traded for less than five years and smaller companies, such as companies not listed in the Russell
                       2000(R) Index.

                       The Fund employs a "multi-style, multi-manager" approach whereby portions of the Fund are allocated to different money managers who employ distinct investment styles. The Fund uses three principal investment styles intended to complement one another: a Growth Style, a Value Style and a Market-Oriented Style. The Fund intends to be fully invested at all times.

                       A portion of the Fund's net assets may be "illiquid" securities (i.e., securities that do not have a readily available market or that are subject to resale restrictions).

   Principal Risks     An investment in the Equity II Fund, like any
                       investment, has risks. The value of the Fund fluctuates and you could lose money. The principal risks of investing in the Fund are those associated with investing in equity securities, particularly securities of small capitalization companies, using a multi-manager approach, securities lending and exposing liquidity reserves to equity markets. The value of equity securities will rise and fall in response to the activities of the company that issued them, general market conditions and/or economic conditions. Please refer to the "Risks" section later in this Prospectus for further details.

SELECT GROWTH FUND

   Investment          To provide capital appreciation.
   Objective

   Principal           The Select Growth Fund invests primarily in large and
   Investment          medium capitalization stocks with some exposure to small
   Strategies          capitalization stocks. While market capitalization
                       changes over time and there is not one universally accepted definition of the lines between large, medium and small capitalization companies, the Fund generally defines large and medium capitalization stocks as stocks of the largest 1000 companies in the US. Small capitalization companies include all other US companies.
                       The Fund invests in stocks with above average growth rates and favorable earnings momentum.

                       The Fund employs a "multi-manager" approach whereby portions of the Fund are allocated to different money managers whose approaches are intended to complement one another. The Fund intends to be fully invested at all times.

   Principal Risks     An investment in the Select Growth Fund, like any
                       investment, has risks. The value of the Fund fluctuates, and you could lose money. The principal risks of investing in the Fund are those associated with investing in equity securities, particularly in using a growth style of security selection, using a multi-manager approach, securities lending and exposing liquidity reserves to equity markets. The value of equity securities will rise and fall in response to the activities of the company that issued them, general market conditions, and/or economic conditions. Please refer to the "Risks" section later in this Prospectus for further details.

SELECT VALUE FUND

   Investment          To provide capital appreciation.
   Objective

   Principal           The Select Growth Fund invests primarily in large and
   Investment          medium capitalization stocks with some exposure to small
   Strategies          capitalization stocks. While market capitalization
                       changes over time and there is not one universally accepted definition of the lines between large, medium and small capitalization companies, the Fund generally defines large and medium capitalization stocks as stocks of the largest 1000 companies in the US. Small capitalization companies include all other US companies.
                       The Fund invests in stocks with above average growth rates and favorable earnings momentum.

                       The Fund employs a "multi-manager" approach whereby portions of the Fund are allocated to different money managers whose approaches are intended to complement one another. The Fund intends to be fully invested at all times.

   Principal Risks     An investment in the Select Value Fund, like any
                       investment, has risks. The value of the Fund fluctuates, and you could lose money. The principal risks of investing in the Fund are those associated with investing in equity securities, particularly in using a value style of security selection, using a multi-manager approach, securities lending and exposing liquidity reserves to equity markets. The value of equity securities will rise and fall in response to the activities of the company that issued them, general market conditions, and/or economic conditions. Please refer to the "Risks" section later in this Prospectus for further details.

EQUITY III FUND

   Investment          To provide capital appreciation.
   Objective

   Principal           The Equity III Fund invests primarily in common stocks
   Investment          of medium and large capitalization companies, most of
   Strategies          which are US based. While market capitalization changes
                       over time and there is not one universally accepted definition of the lines between large, medium and small capitalization companies, the Fund generally defines large and medium capitalization stocks as stocks of the largest 1000 companies in the US. Because the Fund's investment objective is primarily to provide capital appreciation, the Fund generally pursues a value style of securities selection.

                       The Fund employs a "multi-style, multi-manager" approach whereby portions of the Fund are allocated to different money managers who employ distinct investment styles. The Fund uses two principal investment styles intended to complement one another: a Yield Substyle and a Low Price/Earnings Ratio Substyle. The Fund intends to be fully invested at all times.

   Principal Risks     An investment in the Equity III Fund, like any
                       investment, has risks. The value of the Fund fluctuates and you could lose money. The principal risks of investing in the Fund are those associated with investing in equity securities, particularly in using a value style of security selection, using a multi-manager approach, securities lending and exposing liquidity reserves to equity markets. The value of equity securities will rise and fall in response to the activities of the company that issued them, general market conditions and/or economic conditions. Please refer to the "Risks" section later in this Prospectus for further details.

REAL ESTATE SECURITIES FUND

   Investment          To generate a high level of total return through above
   Objective           average current income while maintaining the potential
                       for capital appreciation.

   Principal           The Real Estate Securities Fund seeks to achieve its
   Investment          objective by concentrating its investments in equity and
   Strategies          debt securities of issuers whose value is derived
                       primarily from development, management and market pricing of underlying real estate properties. The Fund invests primarily in securities of companies known as real estate investment trusts (REITs) that own and/or manage properties. REITs may be composed of anywhere from two to over 1,000 properties. The Fund may also invest in equity and debt securities of other types of real estate-related companies. The Fund invests in companies which are predominantly US based.

                       The Fund employs a multi-manager approach whereby portions of the Fund are allocated to different money managers whose approaches are intended to complement one another.

                       The Fund intends to be fully invested at all times. A portion of the Fund's net assets may be "illiquid" securities (i.e., securities that do not have a readily available market or that are subject to resale restrictions).

   Principal Risks     An investment in the Real Estate Securities Fund, like
                       any investment, has risks. The value of the Fund fluctuates and you could lose money. The principal risks of investing in the Fund are those associated with investing in equity securities, particularly in securities of companies concentrated in the real estate market, using a multi-manager approach, securities lending and exposing liquidity reserves to equity markets. The value of equity securities will rise and fall in response to the activities of the company that issued them, general market conditions and/or economic conditions. Please refer to the "Risks" section later in this Prospectus for further details.
INTERNATIONAL FUND

   Investment          To provide favorable total return and additional
   Objective           diversification for US investors.

   Principal           The International Fund invests primarily in equity
   Investment          securities issued by companies domiciled outside the US
   Strategies          and in depository receipts, which represent ownership of
                       securities of non-US companies. The Fund's investments span most of the developed nations of the world
                       (particularly Europe and the Far East) to maintain a high degree of diversification among countries and currencies. This Fund may be appropriate for investors who want to reduce their investment portfolio's overall volatility by combining an investment in this Fund with investments in US equities.

                       The Fund employs a "multi-style, multi-manager" approach whereby portions of the Fund are allocated to different money managers who employ distinct investment styles. The Fund uses three principal investment styles intended to complement one another: a Growth Style, a Value Style and a Market-Oriented Style. The Fund intends to be fully invested at all times.

                       A portion of the Fund's net assets may be "illiquid" securities (i.e., securities that do not have a readily available market or that are subject to resale restrictions).

   Principal Risks     An investment in the International Fund, like any
                       investment, has risks. The value of the Fund fluctuates and you could lose money. The principal risks of investing in the Fund are those associated with investing in equity securities, particularly in international securities, using a multi-manager approach, securities lending and exposing liquidity reserves to equity markets. The value of equity securities will rise and fall in response to the activities of the company that issued them, general market conditions and/or economic conditions. Please refer to the "Risks" section later in this Prospectus for further details.

FIXED INCOME I FUND

   Investment          To provide effective diversification against equities
   Objective           and a stable level of cash flow by investing in
                       fixed-income securities.

   Principal           The Fixed Income I Fund invests primarily in investment
   Investment          grade fixed-income securities. In particular, the Fund
   Strategies          holds fixed income securities issued or guaranteed by
                       the US government and, to a lesser extent by non-US governments, or by their respective agencies and instrumentalities. It also holds mortgage-backed securities, including collateralized mortgage obligations. The Fund also invests in corporate debt securities and dollar-denominated obligations issued in the US by non-US banks and corporations (Yankee Bonds).

                       The duration of the Fund's portfolio typically ranges within 10% of the duration of the Lehman Brothers Aggregate Bond Index, which was 4.54 years as of December 31, 2001, but may vary up to 25% from the Index's duration. The Fund has no restrictions on individual security duration.

                       The Fund invests in securities of issuers in a variety of sectors of the fixed-income market. The Fund employs multiple money managers, each with its own expertise in the fixed-income markets.

   Principal Risks     An investment in the Fixed Income I Fund, like any
                       investment, has risks. The value of the Fund fluctuates and you could lose money. The principal risks of investing in the Fund are those associated with investing in fixed-income securities, municipal obligations, repurchase agreements and international securities, employing derivatives and using a multi-manager approach. Please refer to the "Risks" section later in this Prospectus for further details.

FIXED INCOME III FUND

   Investment          To provide maximum total return primarily through
   Objective           capital appreciation and by assuming a higher level of
                       volatility than is ordinarily expected from broad fixed-income market portfolios.

   Principal           The Fixed Income III Fund invests primarily in
   Investment          fixed-income securities. In particular, the Fund holds
   Strategies          fixed income securities issued or guaranteed by the US
                       government and, to a lesser extent by non-US governments, or by their respective agencies and instrumentalities. It also holds mortgage-backed securities, including collateralized mortgage obligations. The Fund also invests in corporate debt securities and dollar-denominated obligations issued in the US by non-US banks and corporations (Yankee Bonds).
                       The Fund may invest up to 25% of its assets in debt securities that are rated below investment grade. These securities are commonly referred to as "junk bonds."

                       The duration of the Fund's portfolio typically ranges within 10% of the duration of the Lehman Brothers Aggregate Bond Index, which was 4.54 years as of December 31, 2001, but may vary up to 25% from the Index's duration. The Fund has no restrictions on individual security duration.

                       The Fund invests in securities of issuers in a variety of sectors of the fixed-income market. The Fund employs multiple money managers, each with its own expertise in the fixed-income markets.

   Principal Risks     An investment in the Fixed Income III Fund, like any
                       investment, has risks. The value of the Fund fluctuates and you could lose money. The principal risks of investing in the Fund are those associated with investing in fixed-income securities, including non-investment grade fixed-income securities, investing in municipal obligations and international securities, employing derivatives and using a multi-manager approach. Please refer to the "Risks" section later in this Prospectus for further details.

EMERGING MARKETS FUND

   Investment          To provide maximum total return primarily through
   Objective           capital appreciation and by assuming a higher level of
                       volatility than is ordinarily expected from developed market international portfolios by investing primarily in equity securities.

   Principal           The Emerging Markets Fund will primarily invest in
   Investment          equity securities of companies that are located in
   Strategies          countries with emerging markets or that derive a
                       majority of their revenues from operations in such countries. These countries generally include every country in the world except the United States, Canada, Japan, Australia and most countries located in Western
                       Europe. The Fund seeks to maintain a broadly diversified exposure to emerging market countries and ordinarily will invest in the securities of issuers in at least three different emerging market countries.

                       The Fund employs a multi-manager approach whereby portions of the Fund are allocated to different money managers whose approaches are intended to complement one another. A portion of the Fund's net assets may be "illiquid" securities (i.e., securities that do not have a readily available market or that are subject to resale restrictions).

   Principal Risks     An investment in the Emerging Markets Fund, like any
                       investment, has risks. The value of the Fund fluctuates and you could lose money. The principal risks of investing in the Fund are those associated with investing in equity securities, particularly in international and emerging markets securities, using a multi-manager approach and exposing liquidity reserves to equity markets. The value of equity securities will rise and fall in response to the activities of the company that issued them, general market conditions and/or economic conditions. Please refer to the "Risks" section later in this Prospectus for further details.

SHORT TERM BOND FUND

   Investment          The preservation of capital and the generation of
   Objective           current income consistent with preservation of capital
                       by investing primarily in fixed-income securities with low-volatility characteristics.

   Principal           The Short Term Bond Fund invests primarily in
   Investment          fixed-income securities. In particular, the Fund holds
   Strategies          fixed income securities issued or guaranteed by the US
                       government and, to a lesser extent by non-US governments, or by their respective agencies and instrumentalities. It also holds mortgage-backed securities, including collateralized mortgage obligations. The Fund also invests in corporate debt securities and dollar-denominated obligations issued in the US by non-US banks and corporations (Yankee Bonds).
                       A majority of the Fund's holdings are US dollar denominated. The Fund may invest up to 10% of its assets in debt securities that are rated below investment grade. These securities are commonly referred to as "junk bonds."

                       The duration of the Fund's portfolio typically ranges within 15% of the duration of the Merrill Lynch 1-2.99 Years Treasury Index, which was 1.62 years as of December 31, 2001, but may vary up to 50% from the Index's duration. The Fund has no restrictions on individual security duration.

                       The Fund invests in securities of issuers in a variety of sectors of the fixed-income market. The Fund employs multiple money managers, each with its own expertise in the fixed-income markets.

   Principal Risks     An investment in the Short Term Bond Fund, like any
                       investment, has risks. The value of the Fund fluctuates and you could lose money. The principal risks of investing in the Fund are those associated with investing in fixed-income securities, including non-investment grade fixed-income securities, investing in municipal obligations, repurchase agreements and international securities, employing derivatives and using a multi-manager approach. Please refer to the "Risks" section later in this Prospectus for further details.

   An investment in any Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

                                  Performance


   The following bar charts illustrate the risks of investing in the Funds by showing how the performance of Class I Shares of the Equity I, Equity II, Equity III, Equity Q, International, Fixed Income I and Fixed Income III Funds, of Class S Shares of the Emerging Markets and Short Term Bond Funds and of Class E Shares of the Real Estate Securities Fund varies from year to year over a 10-year period (or, if a Fund has not been in operation for 10 years, since the beginning of such Fund's operations). For periods prior to April 1, 1995, performance results for each of the Funds, other than the Real Estate Securities Fund, do not reflect deduction of investment management fees. The return for other Classes of Shares offered by the Funds (both before and after tax) may be lower than the returns shown in the bar chart, depending upon the fees and expenses of that Class. The highest and lowest quarterly returns during the period shown in the bar charts for the Funds' Class I Shares, Class S Shares or Class E Shares, as applicable, are set forth below the bar charts.


   The tables accompanying the bar charts further illustrate the risks of investing in the Funds by showing how each Fund's average annual returns for 1, 5 and 10 years (or, if a Fund has not been in operation for 10 years, since the beginning of operations of the Fund) compare with the returns of certain indexes that measure broad market performance. Index returns do not reflect deduction for fees, expenses or taxes. After-tax returns are shown only for one class. The after-tax returns for other classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns for the International Fund and the Emerging Markets Fund reflect foreign tax credits passed by these Funds to their shareholders thereby increasing total returns after taxes on distributions and total returns after taxes on distributions and sale of Fund shares. If a Fund has realized capital losses, the total return after taxes on distributions and sale of Fund shares may be higher than the total return before taxes and the total return after taxes on distributions. The calculation of total return after taxes on distributions and sale of Fund shares assumes that a shareholder has sufficient capital gains of the same character to offset any capital losses on a sale of Fund shares and that the shareholder may therefore deduct the entire capital loss.


   Returns for Class E Shares of each Fund prior to the date the Fund first issued Class E Shares are those of the Fund's Class I or Class S Shares and therefore do not reflect deduction of shareholder servicing fees. Each Fund commenced operations of its Class E Shares on the following dates: Emerging Markets Fund--September 22, 1998; Real Estate Securities Fund--November 4, 1996; Short Term Bond Fund--February 18, 1999; and all other Funds--May 14, 1999. No Class I Shares of the Real Estate Securities Fund were issued during the periods shown.


   The returns shown for the Class E Shares of the Real Estate Securities Fund reflect the deduction of Rule 12b-1 distribution fees from the date that Fund's Class E Shares were first issued on November 4, 1996 until May 18, 1998. Effective May 18, 1998, Class E Shares of the Real Estate Securities Fund no longer charged Rule 12b-1 distribution fees, which had reduced returns prior to that date. The results shown have not been increased to reflect the effect of the elimination of those fees.

   Because the Select Growth Fund and Select Value Funds had not been in operation for a full calendar year as of the date of this Prospectus, their performance history and average annual returns are not included. Performance history and average annual total returns will be available for these Funds after they have been in operation for one calendar year.

   Past performance, both before-tax and after-tax, is no indication of future results.

                                 Equity I Fund

                             Annual Total Returns
                       (for the years ended December 31)
                                    Class I

                                    [CHART]

                Equity I
                Fund Class I
1992               9.02
1993              11.61
1994               0.79
1995              35.94
1996              23.58
1997              32.02
1998              25.10
1999              18.98
2000             -10.46
2001             -14.49


                        Best Quarter:  22.53% (4Q/98)
                        Worst Quarter: (16.01%) (3Q/01)

Average annual total returns
for the periods ended December 31, 2001                               1 Year  5 Years 10 Years
---------------------------------------                              -------- ------- --------

Return Before Taxes, Class E........................................ (14.67)%  8.37%   11.90%

Return Before Taxes, Class I........................................ (14.49)%  8.51%   11.97%

Return After Taxes on Distributions, Class I........................ (14.81)%  5.44%    8.51%

Return After Taxes on Distributions and Sale of Fund Shares, Class I  (8.81)%  5.97%    8.52%

Russell 1000(R) Index............................................... (12.45)% 10.50%   12.85%

                                 Equity Q Fund

                             Annual Total Returns
                       (for the years ended December 31)
                                    Class I

                                    [CHART]

                Equity Q Fund
                Class I
1992                9.97
1993               13.80
1994                0.99
1995               37.91
1996               23.67
1997               33.07
1998               25.98
1999               21.96
2000               -7.30
2001              -10.31


                        Best Quarter:  23.00% (4Q/98)
                        Worst Quarter: (15.06%) (3Q/01)


Average annual total returns
for the periods ended December 31, 2001              1 Year  5 Years 10 Years
---------------------------------------             -------- ------- --------

Return Before Taxes, Class E....................... (10.47)% 11.07%   13.79%

Return Before Taxes, Class I....................... (10.31)% 11.19%   13.85%

Return After Taxes on Distributions, Class I....... (10.57)%  8.02%   10.48%

Return After Taxes on Distributions and Sale of
  Fund Shares, Class I.............................  (6.28)%  8.31%   10.30%

Russell 1000 Index................................. (12.45)% 10.50%   12.85%

                                Equity II Fund

                             Annual Total Returns
                       (for the years ended December 31)
                                    Class I

                                    [CHART]

                Equity II
                Fund Class I
1992               13.31
1993               16.70
1994               -2.60
1995               28.67
1996               18.51
1997               28.66
1998                0.70
1999               22.60
2000                9.40
2001               -1.93


                        Best Quarter:  20.13% (4Q/01)
                        Worst Quarter: (21.69%) (3Q/98)


Average annual total returns
for the periods ended December 31, 2001             1 Year  5 Years 10 Years
---------------------------------------             ------- ------- --------

Return Before Taxes, Class E....................... (2.09)% 11.11%   12.76%

Return Before Taxes, Class I....................... (1.93)% 11.25%   12.83%

Return After Taxes on Distributions, Class I....... (2.08)%  8.45%    9.58%

Return After Taxes on Distributions and Sale of
  Fund Shares, Class I............................. (1.18)%  8.20%    9.28%

Russell 2500(TM) Index.............................   1.22% 10.34%   13.14%

                                Equity III Fund

                             Annual Total Returns
                       (for the years ended December 31)
                                    Class I

                                    [CHART]

                Equity III
                Fund Class I
1992               12.30
1993               14.95
1994                1.16
1995               35.96
1996               20.90
1997               33.13
1998               11.53
1999                0.25
2000                1.15
2001               -7.51


                        Best Quarter:  15.32% (2Q/97)
                        Worst Quarter: (13.78%) (3Q/98)


Average annual total returns
for the periods ended December 31, 2001             1 Year  5 Years 10 Years
---------------------------------------             ------- ------- --------

Return Before Taxes, Class E....................... (7.73)%  6.70%   11.49%

Return Before Taxes, Class I....................... (7.51)%  6.84%   11.56%

Return After Taxes on Distributions, Class I....... (7.89)%  3.62%    7.52%

Return After Taxes on Distributions and Sale of
  Fund Shares, Class I............................. (4.58)%  4.52%    7.84%

Russell 1000(R) Value Index........................ (5.59)% 11.13%   14.16%

                          Real Estate Securities Fund

                             Annual Total Returns
                       (for the years ended December 31)
                                    Class E

                                    [CHART]

1992        17.24
1993        17.42
1994         7.24
1995        10.87
1996        36.50
1997        18.19
1998       -16.25
1999         0.30
2000        29.03
2001         7.39


                        Best Quarter:  20.02%(1Q/93)
                        Worst Quarter: (10.32%) (3Q/98)


Average annual total returns
for the periods ended December 31, 2001             1 Year 5 Years 10 Years
---------------------------------------             ------ ------- --------

Return Before Taxes, Class E.......................  7.39%  6.58%   11.89%

Return After Taxes on Distributions, Class E.......  5.17%  4.00%    9.04%

Return After Taxes on Distributions and Sale of
  Fund Shares, Class E.............................  4.45%  4.03%    8.49%

NAREIT Equity REIT Index........................... 13.93%  6.38%   11.62%

                              International Fund

                             Annual Total Returns
                       (for the years ended December 31)
                                    Class I

                                    [CHART]

               Int Fund
                Class I
1992             -6.11
1993             35.56
1994              5.38
1995             10.71
1996              7.98
1997              0.58
1998             13.52
1999             30.46
2000            -11.35
2001            -21.80


                        Best Quarter:  18.77% (4Q/99)
                        Worst Quarter: (15.78%) (3Q/98)


Average annual total returns
for the periods ended December 31, 2001              1 Year  5 Years 10 Years
---------------------------------------             -------- ------- --------

Return Before Taxes, Class E....................... (22.00)%   0.51%  5.10%

Return Before Taxes, Class I....................... (21.80)%   0.64%  5.17%

Return After Taxes on Distributions, Class I....... (21.80)% (0.66)%  3.54%

Return After Taxes on Distributions and Sale of
  Fund Shares, Class I............................. (13.15)%   0.39%  3.81%
MSCI EAFE Index.................................... (21.21)%   1.17%  4.76%

                              Fixed Income I Fund

                             Annual Total Returns
                       (for the years ended December 31)
                                    Class I

                                    [CHART]

                Fixed Income I
                Fund Class I
1992                7.26
1993               10.46
1994               -2.97
1995               18.03
1996                3.75
1997                9.42
1998                8.37
1999               -1.04
2000               11.51
2001                8.09


                         Best Quarter:  5.78% (2Q/95)
                         Worst Quarter: (2.75%) (1Q/94)


Average annual total returns
for the periods ended December 31, 2001             1 Year  5 Years 10 Years
---------------------------------------             ------- ------- --------

Return Before Taxes, Class E.......................  7.91%   7.04%   7.06%

Return Before Taxes, Class I.......................  8.09%   7.18%   7.12%

Return After Taxes on Distributions, Class I.......  5.34%   4.49%   4.23%

Return After Taxes on Distributions and Sale of
  Fund Shares, Class I.............................  4.99%   4.42%   4.28%

Lehman Brothers Aggregate Bond Index...............  8.44%   7.43%   7.23%

30-Day Yields for the year ended December 31, 2001  Current
--------------------------------------------------  -------

Class E............................................  4.19%

Class I............................................  4.41%

   To obtain current yield information, please call 1-800-787-7354.

                             Fixed Income III Fund

                             Annual Total Returns
                       (for the years ended December 31)
                                    Class I

                                    [CHART]

                Fixed Income III
                Fund Class I
1994               -3.89
1995               17.99
1996                4.88
1997                9.64
1998                6.80
1999               -0.29
2000               10.31
2001                7.62


                         Best Quarter:  6.10% (2Q/95)
                         Worst Quarter: (3.12%) (1Q/94)


Average annual total returns                                          Since
for the periods ended December 31, 2001             1 Year  5 Years Inception*
---------------------------------------             ------- ------- ----------

Return Before Taxes, Class E.......................  7.37%   6.62%    6.85%

Return Before Taxes, Class I.......................  7.62%   6.75%    6.92%

Return After Taxes on Distributions, Class I.......  4.72%   3.91%    4.15%

Return After Taxes on Distributions and Sale of
  Fund Shares, Class I.............................  4.61%   4.00%    4.17%

Lehman Brothers Aggregate Bond Index...............  8.44%   7.43%    7.06%

30-Day Yields for the year ended December 31, 2001  Current
--------------------------------------------------  -------

Class E............................................  4.52%

Class I............................................  4.74%

  *  The Fixed Income III Fund commenced operations on January 29, 1993.

   To obtain current yield information, please call 1-800-787-7354.

                             Emerging Markets Fund

                             Annual Total Returns
                       (for the years ended December 31)
                                    Class S

                                    [CHART]

                Emerging Markets (b)
                Class S
1994                 -5.83
1995                 -8.21
1996                 12.26
1997                 -3.45
1998                -27.57
1999                 49.03
2000                -30.76
2001                 -3.38


                        Best Quarter:  27.94% (4Q/99)
                        Worst Quarter: (22.05%) (3Q/01)


Average annual total returns                                          Since
for the periods ended December 31, 2001             1 Year  5 Years Inception*
---------------------------------------             ------- ------- ----------
Return Before Taxes, Class E....................... (3.60)% (7.08)%  (0.53)%
Return Before Taxes, Class S....................... (3.38)% (6.96)%  (0.46)%
Return After Taxes on Distributions, Class S....... (3.32)% (7.13)%  (0.98)%
Return After Taxes on Distributions and Sale of
  Fund Shares, Class S............................. (1.92)% (5.41)%  (0.49)%
S&P/IFC Investable Composite Index.................   1.76% (5.05)%   2.32%

  *  The Emerging Markets Fund commenced operations on January 29, 1993.

                             Short Term Bond Fund

                             Annual Total Returns
                       (for the years ended December 31)
                                    Class S

                                    [CHART]

                Short-Term Bond Fund
                Class S
1992                   2.74
1993                   6.98
1994                   0.82
1995                   9.95
1996                   4.76
1997                   6.02
1998                   6.09
1999                   3.03
2000                   7.63
2001                   8.30


                         Best Quarter:  3.16% (3Q/01)
                         Worst Quarter: (0.72%) (1Q/94)


Average annual total returns
for the periods ended December 31, 2001             1 Year  5 Years 10 Years
---------------------------------------             ------- ------- --------

Return Before Taxes, Class E.......................  8.03%   6.04%   5.52%

Return Before Taxes, Class S.......................  8.30%   6.19%   5.59%

Return After Taxes on Distributions, Class S.......  5.90%   3.85%   3.22%

Return After Taxes on Distributions and Sale of
  Fund Shares, Class S.............................  5.02%   3.78%   3.29%

Merrill Lynch 1-2.99 Years Treasury Index..........  8.30%   6.59%   6.09%

30-Day Yields for the year ended December 31, 2001  Current
--------------------------------------------------  -------

Class E............................................  4.19%

Class S............................................  4.45%

   To obtain current yield information, please call 1-800-787-7354.

                               Fees and Expenses

   The following tables describe the fees and expenses that you may pay if you buy and hold Shares of the Funds.

                               Shareholder Fees
                   (fees paid directly from your investment)

                                            Maximum Sales
                              Maximum Sales Charge (Load)
                              Charge (Load)  Imposed on      Maximum
                               Imposed on    Reinvested   Deferred Sales Redemption Exchange
                                Purchases     Dividends   Charge (Load)     Fees      Fees
                              ------------- ------------- -------------- ---------- --------
All Funds, Classes E, I and S     None          None           None         None      None

   If you purchase any Class of Shares of certain Funds, you or your Financial Intermediary may pay an annual shareholder investment services fee directly to FRIMCo pursuant to a separate agreement with FRIMCo. The fee is calculated as a percentage of the amount you or your Financial Intermediary have invested in the Funds and may range from 0.00% to 0.40% of the amount invested.

                       Annual Fund Operating Expenses##
                 (expenses that are deducted from Fund assets)
                               (% of net assets)


                                        Other Expenses
                                          (including
                                        Administrative  Total Gross
                                           Fees and     Annual Fund   Fee Waivers       Total Net
                               Advisory   Shareholder    Operating    and Expense      Annual Fund
                                 Fee*   Servicing Fees)  Expenses   Reimbursements# Operating Expenses
                               -------- --------------- ----------- --------------- ------------------
Class E Shares**
 Equity I Fund................  0.55%        0.37%         0.92%         0.00%            0.92%
 Equity Q Fund................  0.55%        0.34%         0.89%         0.00%            0.89%
 Equity II Fund...............  0.70%        0.38%         1.08%         0.00%            1.08%
 Select Growth Fund#+.........  0.80%        1.39%         2.19%        (0.80)%           1.39%
 Select Value Fund#+..........  0.70%        1.23%         1.93%        (0.64)%           1.29%
 Equity III Fund..............  0.55%        0.63%         1.18%         0.00%            1.18%
 Real Estate Securities Fund#+  0.80%        0.90%         1.70%        (0.28)%           1.42%
 International Fund...........  0.70%        0.56%         1.26%         0.00%            1.26%
 Fixed Income I Fund..........  0.25%        0.36%         0.61%         0.00%            0.61%
 Fixed Income III Fund#.......  0.50%        0.43%         0.93%         0.00%            0.93%
 Emerging Markets Fund........  1.15%        1.18%         2.33%         0.00%            2.33%
 Short Term Bond Fund#........  0.45%        0.46%         0.91%        (0.14)%           0.77%
Class I Shares
 Equity I Fund................  0.55%        0.16%         0.71%         0.00%            0.71%
 Equity Q Fund................  0.55%        0.15%         0.70%         0.00%            0.70%
 Equity II Fund...............  0.70%        0.20%         0.90%         0.00%            0.90%
 Select Growth Fund#..........  0.80%        0.94%         1.74%        (0.85)%           0.89%
 Select Value Fund#...........  0.70%        0.78%         1.48%        (0.69)%           0.79%
 Equity III Fund..............  0.55%        0.38%         0.93%         0.00%            0.93%
 Real Estate Securities Fund#.  0.80%        0.16%         0.96%         0.00%            0.96%
 International Fund...........  0.70%        0.36%         1.06%         0.00%            1.06%
 Fixed Income I Fund..........  0.25%        0.14%         0.39%         0.00%            0.39%
 Fixed Income III Fund........  0.50%        0.22%         0.72%         0.00%            0.72%
Class S Shares
 Emerging Markets Fund........  1.15%        0.93%         2.08%         0.00%            2.08%
 Short Term Bond Fund#........  0.45%        0.21%         0.66%        (0.14)%           0.52%

* Each Fund may also pay, in addition to the fee set forth above, a fee which compensates the Funds' advisor, Frank Russell Investment Management Company ("FRIMCo") for managing collateral which a Fund has received in securities lending and certain other portfolio transactions which are not treated as net assets of that Fund ("additional assets") in determining the Fund's net asset value per share. The additional fee payable to FRIMCo will equal an amount of up to 0.07% of each Fund's additional assets on an annualized basis.

** "Other Expenses" include a shareholder servicing fee of 0.25% of average daily net assets of this class of Shares.

# For the Select Growth Fund, FRIMCo has contractually agreed to waive, at least until February 28, 2003, up to the full amount of its 0.85% combined advisory and administrative fees for that Fund and to reimburse the Fund to the extent that Fund-level expenses exceed 0.83% of the average daily net assets of that Fund on an annual basis. Fund-level expenses for the Select Growth Fund do not include transfer agency fees, administrative fees, 12b-1 fees or shareholder servicing fees. In addition, after applying the foregoing waiver, FRIMCo has contractually agreed to waive, at least until February 28, 2003, up to the full amount of its transfer agency fees to the extent transfer agency fees for Class I and Class E exceed 0.01% and 0.26%, respectively, of the average daily net assets of those Classes on an annual basis.

   For the Select Value Fund, FRIMCo has contractually agreed to waive, at least until February 28, 2003, up to the full amount of its 0.75% combined advisory and administrative fees for that Fund and to reimburse the Fund to the extent that Fund-level expenses exceed 0.73% of the average daily net assets of that Fund on an annual basis. Fund-level expenses for the Select Value Fund do not include transfer agency fees, administrative fees, 12b-1 fees or shareholder servicing fees. In addition, after applying the foregoing waiver, FRIMCo has contractually agreed to waive, at least until February 28, 2003, up to the full amount of its transfer agency fees to the extent transfer agency fees for Class I and Class E exceed 0.01% and 0.26%, respectively, of the average daily net assets of those Classes on an annual basis.


   For the Class E Shares of the Fixed Income III Fund, FRIMCo has contractually agreed to waive, at least until February 28, 2003, up to the full amount of its transfer agency fees for the Class E Shares to the extent that such fees exceed 0.05% of the average daily net assets of that Class on an annual basis. Transfer agency fees are Class-level expenses for the Fixed Income III Fund.


   For the Short Term Bond Fund, FRIMCo has contractually agreed to waive, at least until February 28, 2003, up to the full amount of its 0.50% combined advisory and administrative fees and to reimburse the Fund to the extent that Fund-level expenses exceed 0.47% of average daily net assets of that Fund on an annual basis. Fund-level expenses for the Short Term Bond Fund do not include administrative fees, 12b-1 fees or shareholder servicing fees.


   For the Real Estate Securities Fund, FRIMCo has contractually agreed to waive, at least until February 28, 2003, up to the full amount of its transfer agency fees to the extent transfer agency fees for Class E and Class I exceed 0.24% and 0.03%, respectively, of the average daily net assets of those Classes on an annual basis.


## If you purchase Shares through a Financial Intermediary, such as a bank or an investment advisor, you may also pay additional fees to the intermediary for services provided by the intermediary which, in turn, may pay fees to FRIMCo for services FRIMCo provides to the intermediary. You should contact your Financial Intermediary for information concerning what additional fees, if any, will be charged.

+ Annual operating expenses for this Class of Shares of the Select Growth and Select Value Funds have been restated to reflect actual transfer agency fees expected to be incurred during the fiscal year ending October 31, 2002. Annual operating expenses for this Class of Shares of the Real Estate Securities Fund have been restated to reflect transfer agency fees for the fiscal year ending October 31, 2002 as Class-level expenses.

Example

   This example is intended to help you compare the cost of investing in each Fund with the cost of investing in other mutual funds.

   The example assumes that you invest $10,000 in a Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The example also assumes your investment has a 5% return each year and that operating expenses remain the same. The calculation of costs for the three, five and ten year periods does not take into account the effect of any current fee waivers contractually agreed to by FRIMCo through February 28, 2003.

   Although your actual costs may be higher or lower, under these assumptions your costs would be:


                                       1 Year 3 Years 5 Years 10 Years
                                       ------ ------- ------- --------
          Class E Shares
           Equity I Fund..............  $ 94   $294   $  510   $1,132
           Equity Q Fund..............    91    284      493    1,096
           Equity II Fund.............   110    343      595    1,317
           Select Growth Fund.........   142    609    1,102    2,461
           Select Value Fund..........   131    543      982    2,201
           Equity III Fund............   120    375      650    1,433
           Real Estate Securities Fund   145    509      897    1,986
           International Fund.........   128    399      691    1,522
           Fixed Income I Fund........    62    195      340      762
           Fixed Income III Fund......    95    297      515    1,144
           Emerging Markets Fund......   236    727    1,245    2,666
           Short Term Bond Fund.......    79    277      491    1,107
          Class I Shares
           Equity I Fund..............  $ 73   $228   $  396   $  882
           Equity Q Fund..............    72    225      391      871
           Equity II Fund.............    92    288      500    1,110
           Select Growth Fund.........    91    465      864    1,980
           Select Value Fund..........    81    400      742    1,709
           Equity III Fund............    95    297      515    1,144
           Real Estate Securities Fund    98    306      531    1,177
           International Fund.........   108    337      584    1,293
           Fixed Income I Fund........    40    126      220      494
           Fixed Income III Fund......    74    231      401      896
          Class S Shares
           Emerging Markets Fund......  $211   $652   $1,119   $2,411
           Short Term Bond Fund.......    53    197      354      810

                        SUMMARY COMPARISON OF THE FUNDS

           Fund                                        Focus
--------------------------- -----------------------------------------------------------
Equity I Fund.............. Income and capital growth
Equity Q Fund.............. Total return
Equity II Fund............. Maximum total return primarily through capital appreciation
Select Growth Fund......... Maximum total return primarily through capital appreciation
Select Value Fund.......... Maximum total return primarily through capital appreciation
Equity III Fund............ Capital appreciation
Real Estate Securities Fund Total return
International Fund......... Total return
Fixed Income I Fund........ Current income and diversification
Fixed Income III Fund...... Maximum total return primarily through capital appreciation
Emerging Markets Fund...... Maximum total return primarily through capital appreciation
Short Term Bond Fund....... Preservation of capital and generation of current income

                           THE PURPOSE OF THE FUNDS
                  MULTI-STYLE, MULTI-MANAGER DIVERSIFICATION

   The Frank Russell Investment Company ("FRIC") funds ("FRIC Funds") are offered through certain bank trust departments, registered investment advisors, broker-dealers and other financial services organizations that have been selected by the Funds' advisor or distributor ("Financial Intermediaries"). Most FRIC Funds are designed to provide a means for investors to use Frank Russell Investment Management Company's ("FRIMCo") and Frank Russell Company's ("Russell") "multi-style, multi-manager diversification" investment method and to obtain FRIMCo's and Russell's money manager evaluation services.

   Unlike most investment companies that have a single organization that acts as both administrator and investment advisor, the Funds divide responsibility for corporate management and investment advice between FRIMCo and a number of different money managers.

   Three functions form the core of Russell's consulting services:

  . Objective Setting: Defining appropriate investment objectives and desired investment returns, based on a client's unique situation and risk tolerance.

  . Asset Allocation: Allocating a client's assets among different asset classes, such as common stocks, fixed-income securities, international securities, temporary cash investments and real estate, in a way most likely to achieve the client's objectives and desired returns.

  . Money Manager Research: Evaluating and recommending professional investment advisory and management organizations ("money managers") to make specific portfolio investments for each asset class, according to designated investment objectives, styles and strategies.

   When this process is completed, a client's assets are invested using a "multi-style, multi-manager diversification" technique. The goals of this process are to reduce risk and to increase returns. While this process forms the basis of the FRIC Funds' investment philosophy, it is extrinsic to the FRIC Funds and cannot be replicated by investing in only a single FRIC Fund.

   The FRIC Funds believe investors should seek to hold fully diversified portfolios that reflect both their own investment time horizons and their ability to accept risk. The FRIC Funds believe that for many, this can be accomplished through strategically purchasing shares in one or more FRIC Funds which have been structured to provide access to specific asset classes employing a multi-style, multi-manager approach.

   Capital market history shows that asset classes with greater risk will generally outperform lower risk asset classes over time. For instance, corporate equities, over the past 50 years, have outperformed corporate debt in absolute terms. However, what is generally true of performance over extended periods will not necessarily be true at any given time during a market cycle, and from time to time asset classes with greater risk may also underperform lower risk asset classes, on either a risk adjusted or absolute basis. Investors should select a mix of asset classes that reflects their overall ability to withstand market fluctuations over their investment horizons.

   Studies have shown that no single investment style within an asset class will consistently outperform competing styles. For instance, investment styles favoring securities with growth characteristics may outperform styles favoring income producing securities, and vice versa. For this reason, no single manager has consistently outperformed the market over extended periods. Although performance cycles tend to repeat themselves, they do not do so predictably.

   The FRIC Funds believe, however, that it is possible to select managers who have shown a consistent ability to achieve superior results within subsets or styles of specific asset classes and investment styles by employing a unique combination of qualitative and quantitative measurements. Most FRIC Funds combine these select managers with other managers within the same asset class who employ complementary styles. By combining complementary investment styles within an asset class, investors are better able to reduce their exposure to the risk of any one investment style going out of favor.

   By strategically selecting from among a variety of investments by asset class, each of which has been constructed using these multi-style, multi-manager principles, investors are able to design portfolios that meet their specific investment needs.

   Each Fund conducts its business through a number of service providers who act on their behalf. FRIMCo, the Funds' administrator and investment advisor, performs the Funds' day to day corporate management and also evaluates and oversees the Funds' money managers. Each of the Fund's money managers makes all investment decisions for the portion of the Fund assigned to it by FRIMCo. The Funds' custodian, State Street Bank, maintains custody of all of the Funds' assets. FRIMCo, in its capacity as the Funds' transfer agent, is responsible for maintaining the Funds' shareholder records and carrying out shareholder transactions. When a Fund acts in one of these areas, it does so through the service provider responsible for that area.

                      INVESTMENT OBJECTIVE AND PRINCIPAL
                             INVESTMENT STRATEGIES

EQUITY I FUND

   Investment          To provide income and capital growth by investing
   Objective           principally in equity securities.

   Principal           The Equity I Fund invests primarily in common stocks of
   Investment          medium and large capitalization companies, most of which
   Strategies          are US based. While market capitalization changes over
                       time and there is not one universally accepted definition of the lines between large, medium and small capitalization, the Fund generally defines large and medium capitalization stocks as stocks of the largest
                       1000 companies in the US.

                       The Fund has a non-fundamental policy to invest, under normal circumstances, at least 80% of the value of its assets in equity securities. The Fund will provide 60 days' notice to its shareholders prior to a change in this policy. The 80% investment requirement applies at the time the Fund invests its assets. Equity securities include common stocks, securities convertible into common stocks and securities having common stock characteristics or other derivative instruments whose value is based on common stocks, such as rights, warrants or options to purchase common stock, preferred stock, convertible preferred stock, convertible bonds, convertible debentures, convertible notes, depository receipts, futures contracts and swaps.

                       The Fund employs a "multi-style, multi-manager" approach whereby portions of the Fund are allocated to different money managers who employ distinct investment styles. The Fund uses the following principal investment styles intended to complement one another:

                         . Growth Style emphasizes investments in equity securities of companies with above-average earnings growth prospects. These companies are generally found in the technology, health care, consumer and service sectors.

                         . Value Style emphasizes investments in equity securities of companies that appear to be undervalued relative to their corporate worth, based on earnings, book or asset value, revenues or cash flow. These companies are generally found among industrial, financial and utilities sectors.

                         . Market-Oriented Style emphasizes investments in companies that appear to be undervalued relative to their growth prospects. Managers select securities from the broad equity market rather than focusing on the growth or value segments of the market. This style results in the Fund holding securities representing a broad cross section of companies and industries.

                       Additionally, the Fund is diversified by equity substyle. For example, within the Growth Style, the Fund expects to employ both an Earnings Momentum substyle (concentrating on companies with more volatile and accelerating growth rates) and a Consistent Growth substyle (concentrating on companies with stable earnings growth over an economic cycle).

                       When determining how to allocate its assets among money managers, the Fund considers a variety of factors. These factors include a money manager's investment style and substyle and its performance record, as well as the characteristics of the money manager's typical portfolio investments. These characteristics include capitalization size, growth and profitability measures, valuation ratios, economic sector weightings and earnings and price volatility statistics. The Fund also considers the manner in which money managers' historical and expected investment returns correlate with one another.

                       The Fund intends to be fully invested at all times.

                       Although the Fund, like any mutual fund, maintains liquidity reserves (i.e., cash awaiting investment or held to meet redemption requests), the Fund may expose these reserves to the performance of appropriate equity markets, usually by use of stock index futures contracts but the Fund may also use exchange traded and over-the-counter options and equity index swaps. This generally causes the Fund to perform as though its cash reserves were actually invested in those markets. Additionally, the Fund may invest its liquidity reserves in one or more Frank Russell Investment Company money market funds.

                       The Fund may lend up to one-third of its portfolio securities to earn income. These loans may be terminated at any time. The Fund will receive either cash or US government debt obligations as collateral.

                       From time to time, the Fund may take temporary defensive positions that may be inconsistent with its principal investment policies in an attempt to respond to adverse market, economic, political or other conditions. If this occurs, the Fund may not achieve its investment objective during such times.

EQUITY Q FUND

   Investment          To provide a total return greater than the total return
   Objective           of the US stock market (as measured by the Russell
                       1000(R) Index over a market cycle of four to six years) while maintaining volatility and diversification similar to the Russell 1000 Index.

   Principal           The Equity Q Fund invests primarily in common stocks of
   Investment          medium and large capitalization companies which are
   Strategies          predominantly US based. While market capitalization
                       changes over time and there is not one universally accepted definition of the lines between large, medium and small capitalization companies, the Fund generally defines large and medium capitalization stocks as stocks of the largest 1000 companies in the US.

                       The Fund generally pursues a market-oriented style of security selection. Managers select securities from the broad equity market rather than focusing on the growth or value segments of the market. As a result, the Fund holds securities representing a broad section of companies and industries. Security selection is based on quantitative investment models which are mathematical formulas based on statistical analyses. This style emphasizes investments in companies that appear to be undervalued relative to their growth prospects and may include both growth and value securities.

                       The Fund has a non-fundamental policy to invest, under normal circumstances, at least 80% of the value of its assets in equity securities. The Fund will provide 60 days' notice to its shareholders prior to a change in this policy. The 80% investment requirement applies at the time the Fund invests its assets. Equity securities include common stocks, securities convertible into common stocks and securities having common stock characteristics or other derivative instruments whose value is based on common stocks, such as rights, warrants or options to purchase common stock, preferred stock, convertible preferred stock, convertible bonds, convertible debentures, convertible notes, depository receipts, futures contracts and swaps.

                       The Fund employs a multi-manager approach whereby portions of the Fund are allocated to different money managers whose approaches are intended to complement one another.

                       When determining how to allocate its assets among money managers, the Fund considers a variety of factors. These factors include a money manager's investment style and performance record, as well as the characteristics of the money manager's typical portfolio investments. These characteristics include capitalization size, growth and profitability measures, valuation ratios, economic sector weightings and earnings and price volatility statistics. The Fund also considers the manner in which money managers' historical and expected investment returns correlate with one another.

                       Each of the Fund's money managers use quantitative models to rank securities based upon their expected ability to outperform the total return of the Russell 1000(R) Index. The Russell 1000(R) Index consists of the 1,000 largest US companies by capitalization market price per share times the number of shares outstanding). Once a money manager has ranked the securities, it then selects the securities most likely to outperform and constructs, for its segment of the Fund, a portfolio that has risks similar to the Russell 1000(R) Index. Each money manager performs this process independently from each other money manager.

                       The Fund's money managers typically use a variety of quantitative models, ranking securities within each model and on a composite basis using proprietary weighting formulas. Examples of those quantitative models are dividend discount models, price/cash flow models, price/earnings models, earnings surprise and earnings estimate revisions models and price momentum models.

                       The Fund intends to be fully invested at all times.

                       Although the Fund, like any mutual fund, maintains liquidity reserves (i.e., cash awaiting investment or held to meet redemption requests), the Fund may expose these reserves to the performance of appropriate equity markets, usually by use of stock index futures contracts but the Fund may also use exchange traded and over-the-counter options and equity index swaps. This generally causes the Fund to perform as though its cash reserves were actually invested in those markets. Additionally, the Fund may invest its liquidity reserves in one or more Frank Russell Investment Company money market funds.

                       The Fund may lend up to one-third of its portfolio securities to earn income. These loans may be terminated at any time. The Fund will receive either cash or US government debt obligations as collateral.

                       From time to time, the Fund may take temporary defensive positions that may be inconsistent with its principal investment policies in an attempt to respond to adverse market, economic, political or other conditions. If this occurs, the Fund may not achieve its investment objective during such times.

EQUITY II FUND

   Investment          To maximize total return primarily through capital
   Objective           appreciation and assuming a higher level of volatility
                       than the Equity I Fund.

   Principal           The Equity II Fund invests primarily in common stocks of
   Investment          small and medium capitalization companies most of which
   Strategies          are US based. While market capitalization changes over
                       time and there is not one universally accepted definition of the lines between large, medium and small capitalization, the Fund generally defines medium and small capitalization stocks as stocks of all but the largest 500 companies in the US. The Fund's investments may include companies that have been publicly traded for less than five years and smaller companies, such as companies not listed in the Russell 2000(R) Index.

                       The Fund has a non-fundamental policy to invest, under normal circumstances, at least 80% of the value of its assets in equity securities. The Fund will provide 60 days' notice to its shareholders prior to a change in this policy. The 80% investment requirement applies at the time the Fund invests its assets. Equity securities include common stocks, securities convertible into common stocks and securities having common stock characteristics or other derivative instruments whose value is based on common stocks, such as rights, warrants or options to purchase common stock, preferred stock, convertible preferred stock, convertible bonds, convertible debentures, convertible notes, depository receipts, futures contracts and swaps.

                       The Fund employs a "multi-style, multi-manager" approach whereby portions of the Fund are allocated to different money managers who employ distinct investment styles. The Fund uses the following principal investment styles intended to complement one another:

                         . Growth Style emphasizes investments in equity securities of companies with above-average earnings growth prospects. These companies are generally found in the technology, health care, consumer and service sectors.

                         . Value Style emphasizes investments in equity securities of companies that appear to be undervalued relative to their corporate worth, based on earnings, book or asset value, revenues or cash flow. These companies are generally found among industrial, financial and utilities sectors.

                         . Market-Oriented Style emphasizes investments in companies that appear to be undervalued relative to their growth prospects. Managers select securities from the broad equity market rather than focusing on the growth or value segments of the market. This style results in the Fund holding securities representing a broad cross section of companies and industries.

                       When determining how to allocate its assets among money managers, the Fund considers a variety of factors. These factors include a money manager's investment style and performance record, as well as the characteristics of the money manager's typical portfolio investments. These characteristics include capitalization size, growth and profitability measures, valuation ratios, economic sector weightings and earnings and price volatility statistics. The Fund also considers the manner in which money managers' historical and expected investment returns correlate with one another.

                       The Fund intends to be fully invested at all times.

                       Although the Fund, like any mutual fund, maintains liquidity reserves (i.e., cash awaiting investment or held to meet redemption requests), the Fund may expose these reserves to the performance of appropriate equity markets, usually by use of stock index futures contracts but the Fund may also use exchange traded and over-the-counter options and equity index swaps. This generally causes the Fund to perform as though its cash reserves were actually invested in those markets. Additionally, the Fund may invest its liquidity reserves in one or more Frank Russell Investment Company money market funds.

                       A portion of the Fund's net assets may be "illiquid" securities (i.e., securities that do not have a readily available market or that are subject to resale restrictions).

                       The Fund may lend up to one-third of its portfolio securities to earn income. These loans may be terminated at any time. The Fund will receive either cash or US government debt obligations as collateral.

                       From time to time, the Fund may take temporary defensive positions that may be inconsistent with its principal investment policies in an attempt to respond to adverse market, economic, political or other conditions. If this occurs, the Fund may not achieve its investment objective during such times.

SELECT GROWTH FUND

   Investment          To provide capital appreciation.
   Objective

   Principal           The Select Growth Fund invests primarily in large and
   Investment          medium capitalization stocks with some exposure to small
   Strategies          capitalization stocks. While market capitalization
                       changes over time and there is not one universally accepted definition of the lines between large, medium and small capitalization companies, the Fund generally defines large and medium capitalization stocks as stocks of the largest 1000 companies in the US. Small capitalization companies include all other US companies.
                       The Fund invests in stocks with above average growth rates and favorable earnings momentum.

                       The Fund employs a "multi-manager" approach whereby portions of the Fund are allocated to different money managers whose approaches to growth stock investing are intended to complement one another. While specific stock selection criteria are unique to each manager, each manager purchases stocks of companies expected to grow at above-average rates. This approach generally results in significant investments in higher growth sectors, such as the technology, health care and service sectors.

                       When determining how to allocate its assets among money managers, the Fund considers a variety of factors. These factors include a money manager's investment approach, portfolio characteristics and performance patterns in different market environments. Portfolio characteristics include capitalization size, growth and profitability measures, valuation ratios, economic sector weightings and earnings and price volatility statistics. The Fund also considers the manner in which money managers' historical and expected investment returns correlate with one another.

                       The Fund intends to be fully invested at all times.

                       Although the Fund, like any mutual fund, maintains liquidity reserves (i.e., cash awaiting investment or held to meet redemption requests), the Fund may expose these reserves to the performance of appropriate equity markets, usually by use of stock index futures contracts but the Fund may also use exchange traded and over-the-counter options and equity index swaps. This generally causes the Fund to perform as though its cash reserves were actually invested in those markets. Additionally, the Fund may invest its liquidity reserves in one or more Frank Russell Investment Company money market funds.

                       The Fund may lend up to one-third of its portfolio securities to earn income. These loans may be terminated at any time. The Fund will receive either cash or US government debt obligations as collateral.

                       From time to time, the Fund may take temporary defensive positions that may be inconsistent with its principal investment policies in an attempt to respond to adverse market, economic, political or other conditions. If this occurs, the Fund may not achieve its investment objective during such times.

SELECT VALUE FUND

   Investment          To provide capital appreciation.
   Objective

   Principal           The Select Value Fund invests primarily in large and
   Investment          medium capitalization value stocks with some exposure to
   Strategies          small capitalization stocks. While market capitalization
                       changes over time and there is not one universally accepted definition of the lines between large, medium and small capitalization companies, the Fund generally defines large and medium capitalization stocks as stocks of the largest 1000 companies in the US. Small capitalization companies include all other US companies.
                       The Fund invests in stocks that appear to be undervalued on the basis of earnings, cash flow or private market value.

                       The Fund employs a "multi-manager" approach whereby portions of the Fund are allocated to different money managers whose approaches to identifying undervalued securities are intended to complement one another. While specific stock selection criteria are unique to each manager, each manager purchases stocks of companies deemed to be undervalued in the market. This approach generally results in significant investments in industrials, financials, utilities and other mature industries.

                       When determining how to allocate its assets among money managers, the Fund considers a variety of factors. These factors include a money manager's investment approach, portfolio characteristics and performance patterns in different market environments. Portfolio characteristics include capitalization size, growth and profitability measures, valuation ratios, economic sector weightings and earnings and price volatility statistics. The Fund also considers the manner in which money managers' historical and expected investment returns correlate with one another.

                       The Fund intends to be fully invested at all times.

                       Although the Fund, like any mutual fund, maintains liquidity reserves (i.e., cash awaiting investment or held to meet redemption requests), the Fund may expose these reserves to the performance of appropriate equity markets, usually by use of stock index futures contracts but the Fund may also use exchange traded and over-the-counter options and equity index swaps. This generally causes the Fund to perform as though its cash reserves were actually invested in those markets. Additionally, the Fund may invest its liquidity reserves in one or more Frank Russell Investment Company money market funds.

                       The Fund may lend up to one-third of its portfolio securities to earn income. These loans may be terminated at any time. The Fund will receive either cash or US government debt obligations as collateral.

                       From time to time, the Fund may take temporary defensive positions that may be inconsistent with its principal investment policies in an attempt to respond to adverse market, economic, political or other conditions. If this occurs, the Fund may not achieve its investment objective during such times.

EQUITY III FUND

   Investment          To provide capital appreciation.
   Objective

   Principal           The Equity III Fund invests primarily in common stocks
   Investment          of medium and large capitalization companies, most of
   Strategies          which are US based. While market capitalization changes
                       over time and there is not one universally accepted definition of the lines between large, medium and small capitalization, the Fund generally defines large and medium capitalization stocks as stocks of the largest
                       1000 companies in the US. Because the Fund's investment objective is primarily to provide capital appreciation, the Fund generally pursues a value style of securities selection, emphasizing investments in common stocks of companies that appear to be undervalued relative to their corporate worth, based on earnings, book or asset value, revenues or cash flow.

                       The Fund has a non-fundamental policy to invest, under normal circumstances, at least 80% of the value of its assets in equity securities. The Fund will provide 60 days' notice to its shareholders prior to a change in this policy. The 80% investment requirement applies at the time the Fund invests its assets. Equity securities include common stocks, securities convertible into common stocks and securities having common stock characteristics or other derivative instruments whose value is based on common stocks, such as rights, warrants or options to purchase common stock, preferred stock, convertible preferred stock, convertible bonds, convertible debentures, convertible notes, depository receipts, futures contracts and swaps.

                       The Fund employs a "multi-style, multi-manager" approach whereby portions of the Fund are allocated to different money managers who employ distinct investment styles. The Fund uses the following principal investment styles intended to complement one another:

                         . Yield Substyle emphasizes investments in equity securities with above-average yield relative to the market. Generally, these securities are issued by companies in the financial and utilities industries and, to a lesser extent, other industries.

                         . Low Price/Earnings Ratio Substyle emphasizes investments in equity securities of companies that are considered undervalued relative to their corporate worth, based on earnings, book or asset value, revenues or cash flow. These companies are generally found among industrial, financial and utilities sectors. From time to time, this substyle may also include investments in companies with above-average earnings growth prospects, if they appear to be undervalued in relation to their securities' historical price levels.

                       When determining how to allocate its assets among money managers, the Fund considers a variety of factors. These factors include a money manager's investment substyle and performance record, as well as the characteristics of the money manager's typical portfolio investments. These characteristics include capitalization size, growth and profitability measures, valuation ratios, economic sector weightings and earnings and price volatility statistics. The Fund also considers the manner in which money managers' historical and expected investment returns correlate with one another.

                       The Fund intends to be fully invested at all times.

                       Although the Fund, like any mutual fund, maintains liquidity reserves (i.e., cash awaiting investment or held to meet redemption requests), the Fund may expose these reserves to the performance of appropriate equity markets, usually by use of stock index futures contracts but the Fund may also use exchange traded and over-the-counter options and equity index swaps. This generally causes the Fund to perform as though its cash reserves were actually invested in those markets. Additionally, the Fund may invest its liquidity reserves in one or more Frank Russell Investment Company money market funds.

                       The Fund may lend up to one-third of its portfolio securities to earn income. These loans may be terminated at any time. The Fund will receive either cash or US government debt obligations as collateral.

                       From time to time, the Fund may take temporary defensive positions that may be inconsistent with its principal investment policies in an attempt to respond to adverse market, economic, political or other conditions. If this occurs, the Fund may not achieve its investment objective during such times.

REAL ESTATE SECURITIES FUND

   Investment          To generate a high level of total return through above
   Objective           average current income while maintaining the potential
                       for capital appreciation.

   Principal           The Real Estate Securities Fund seeks to achieve its
   Investment          objective by concentrating its investments in equity and
   Strategies          debt securities of issuers whose value is derived
                       primarily from development, management and market pricing of underlying real estate properties ("real estate securities"). The Fund has a non-fundamental policy to invest, under normal circumstances, at least
                       80% of the value of its assets in real estate securities. The Fund will provide 60 days' notice to its shareholders prior to a change in this policy. The 80% investment requirement applies at the time the Fund invests its assets.

                       The Fund invests primarily in securities of companies, known as real estate investment trusts (REITs), that own and/or manage properties. REITs may be composed of anywhere from two to over 1,000 properties. The Fund may also invest in equity and debt securities of other types of real estate-related companies. The Fund invests in companies which are predominantly US based, although the Fund may invest a limited portion of its assets in non-US firms from time to time.

                       When determining how to allocate its assets among money managers, the Fund considers a variety of factors. These factors include a money manager's investment style and its performance record, as well as the characteristics of the money manager's typical portfolio investments. These characteristics include capitalization size, growth and profitability measures, valuation ratios, property type and geographic weightings and earnings and price volatility statistics. The Fund also considers the manner in which money managers' historical and expected investment returns correlate with one another.

                       Although the Fund, like any mutual fund, maintains liquidity reserves (i.e., cash awaiting investment or held to meet redemption requests), the Fund may expose these reserves to the performance of appropriate equity markets, usually by use of stock index futures contracts but the Fund may also use exchange traded and over-the-counter options and equity index swaps. This generally causes the Fund to perform as though its cash reserves were actually invested in those markets. Additionally, the Fund may invest its liquidity reserves in one or more Frank Russell Investment Company money market funds.

                       A portion of the Fund's net assets may be "illiquid" securities (i.e., securities that do not have a readily available market or that are subject to resale restrictions).

                       The Fund may lend up to one-third of its portfolio securities to earn income. These loans may be terminated at any time. The Fund will receive either cash or US government debt obligations as collateral.

                       From time to time, the Fund may take temporary defensive positions that may be inconsistent with its principal investment policies in an attempt to respond to adverse market, economic, political or other conditions. If this occurs, the Fund may not achieve its investment objective during such times.
INTERNATIONAL FUND

   Investment          To provide favorable total return and additional
   Objective           diversification for US investors.

   Principal           The International Fund invests primarily in equity
   Investment          securities issued by companies domiciled outside the US
   Strategies          and in depository receipts which represent ownership of
                       securities of non-US companies. The Fund's investments span most of the developed nations of the world
                       (particularly Europe and the Far East) to maintain a high degree of diversification among countries and currencies. Because international equity investment performance has a reasonably low correlation to US equity performance, this Fund may be appropriate for investors who want to reduce their investment portfolio's overall volatility by combining an investment in this Fund with investments in US equities.

                       The Fund may seek to protect its investments against adverse currency exchange rate changes by purchasing forward currency contracts. These contracts enable the Fund to "lock in" the US dollar price of a security that it plans to buy or sell. The Fund may not accurately predict currency movements.

                       The Fund employs a "multi-style, multi-manager" approach whereby portions of the Fund are allocated to different money managers who employ distinct investment styles. The Fund uses the following principal investment styles intended to complement one another:

                         . Growth Style emphasizes investments in equity securities of companies with above-average earnings growth prospects. These companies are generally found in the technology, health care, consumer and service sectors.

                         . Value Style emphasizes investments in equity securities of companies that appear to be undervalued relative to their corporate worth, based on earnings, book or asset value, revenues or cash flow. These companies are generally found among industrial, financial and utilities sectors.

                         . Market-Oriented Style emphasizes investments in companies that appear to be undervalued relative to their growth prospects. Managers select securities from the broad equity market rather than focusing on the growth or value segments of the market. This style results in the Fund holding securities representing a broad cross section of companies and industries. A variation of this style maintains investments that replicate country and sector weightings of a broad international market index.

                       When determining how to allocate its assets among money managers, the Fund considers a variety of factors. These factors include a money manager's investment style and performance record, as well as the characteristics of the money manager's typical portfolio investments. These characteristics include capitalization size, growth and profitability measures, valuation ratios, economic sector weightings and earnings and price volatility statistics. The Fund also considers the manner in which money managers' historical and expected investment returns correlate with one another.

                       The Fund intends to be fully invested at all times.

                       Although the Fund, like any mutual fund, maintains liquidity reserves (i.e., cash awaiting investment or held to meet redemption requests), the Fund may expose these reserves to the performance of appropriate equity markets, usually by use of stock index futures contracts but the Fund may also use exchange traded and over-the-counter options and equity index swaps. This generally causes the Fund to perform as though its cash reserves were actually invested in those markets. Additionally, the Fund may invest its liquidity reserves in one or more Frank Russell Investment Company money market funds.

                       A portion of the Fund's net assets may be "illiquid" securities (i.e., securities that do not have a readily available market or that are subject to resale restrictions).

                       The Fund may lend up to one-third of its portfolio securities to earn income. These loans may be terminated at any time. The Fund will receive either cash or US government debt obligations as collateral.

                       From time to time, the Fund may take temporary defensive positions that may be inconsistent with its principal investment policies in an attempt to respond to adverse market, economic, political or other conditions. If this occurs, the Fund may not achieve its investment objective during such times.

FIXED INCOME I FUND

   Investment          To provide effective diversification against equities
   Objective           and a stable level of cash flow by investing in
                       fixed-income securities.

   Principal           The Fixed Income I Fund invests primarily in investment
   Investment          grade fixed-income securities. Fixed income securities,
   Strategies          also referred to as bonds, are securities representing
                       debt obligations that require the issuer to repay the bondholders the principal amount borrowed and to generally pay interest. In particular, the Fund holds fixed income securities issued or guaranteed by the US government and, to a lesser extent by non-US governments, or by their respective agencies and instrumentalities. It also holds mortgage-backed securities, including collateralized mortgage obligations. The Fund also invests in corporate debt securities and dollar-denominated obligations issued in the US by non-US banks and corporations (Yankee Bonds).
                       A majority of the Fund's holdings are US dollar denominated. From time to time, the Fund may invest in municipal debt obligations. The Fund considers each of these foregoing types of securities to be "bonds." The
                       Fund also considers derivative instruments whose value is based on debt obligations, such as futures contracts, interest rate swaps and forward contracts, to be included in the definition of bonds. The Fund has a non-fundamental policy to invest, under normal circumstances, at least 80% of the value of its assets in bonds. The Fund will provide 60 days' notice to its shareholders prior to a change in this policy. The 80% investment requirement applies at the time the Fund invests its assets.

                       The duration of the Fund's portfolio typically ranges within 10% of the duration of the Lehman Brothers Aggregate Bond Index, which was 4.54 years as of December 31, 2001, but may vary up to 25% from the Index's duration. The Fund has no restrictions on individual security duration.

                       The Fund invests in securities of issuers in a variety of sectors of the fixed-income market. The Fund's money managers also identify sectors of the fixed-income market that they believe are undervalued and concentrate the Fund's investments in those sectors. These sectors will differ over time. To a lesser extent, the Fund may attempt to anticipate shifts in interest rates and hold securities that the Fund expects to perform well in relation to market indexes as a result of such shifts. Additionally, the Fund typically holds proportionately fewer US Treasury obligations than are represented in the Lehman Brothers Aggregate Bond Index.

                       The Fund employs multiple money managers, each with its own expertise in the fixed-income markets. When determining how to allocate its assets among money managers, the Fund considers a variety of factors. These factors include a money manager's investment style and performance record as well as the characteristics of the money manager's typical portfolio investments. These characteristics include portfolio biases, magnitude of sector shifts and duration movements. The Fund also considers the manner in which money managers' historical and expected investment returns correlate with one another.

                       The Fund may enter into interest rate futures contracts, options on such futures contracts and interest rate swaps (i.e., agreements to exchange the Fund's rights to receive certain interest payments) as a substitute for holding physical securities or to facilitate the implementation of its investment strategy but not for leverage purposes. Additionally, the Fund may invest its liquidity reserves in one or more Frank Russell Investment Company money market funds.

                       The Fund may lend up to one-third of its portfolio securities to earn income. These loans may be terminated at any time. The Fund will receive either cash or US government debt obligations as collateral.

                       From time to time, the Fund may take temporary defensive positions that may be inconsistent with its principal investment policies in an attempt to respond to adverse market, economic, political or other conditions. If this occurs, the Fund may not achieve its investment objective during such times.

FIXED INCOME III FUND

   Investment          To provide maximum total return primarily through
   Objective           capital appreciation and by assuming a higher level of
                       volatility than is ordinarily expected from broad fixed-income market portfolios.

   Principal           The Fixed Income III Fund invests primarily in
   Investment          fixed-income securities. Fixed income securities, also
   Strategies          referred to as bonds, are securities representing debt
                       obligations that require the issuer to repay the bondholders the principal amount borrowed and to generally pay interest. In particular, the Fund holds fixed income securities issued or guaranteed by the US government and, to a lesser extent by non-US governments, or by their respective agencies and instrumentalities. It also holds mortgage-backed securities, including collateralized mortgage obligations. The Fund also invests in corporate debt securities and dollar-denominated obligations issued in the US by non-US banks and corporations (Yankee Bonds).
                       A majority of the Fund's holdings are US dollar denominated. From time to time, the Fund may invest in municipal debt obligations. The Fund considers each of these foregoing types of securities to be "bonds." The
                       Fund also considers derivative instruments whose value is based on debt obligations, such as futures contracts, interest rate swaps and forward contracts, to be included in the definition of bonds. The Fund has a non-fundamental policy to invest, under normal circumstances, at least 80% of the value of its assets in bonds. The Fund will provide 60 days' notice to its shareholders prior to a change in this policy. The 80% investment requirement applies at the time the Fund invests its assets.

                       The Fund may invest up to 25% of its assets in debt securities that are rated below investment grade as determined by one or more nationally recognized securities rating organizations or in unrated securities judged by the Fund to be of comparable quality. These securities are commonly referred to as "junk bonds."

                       The duration of the Fund's portfolio typically ranges within 10% of the duration of the Lehman Brothers Aggregate Bond Index, which was 4.54 years as of December 31, 2001, but may vary up to 25% from the Index's duration. The Fund has no restrictions on individual security duration.

                       The Fund invests in securities of issuers in a variety of sectors of the fixed-income market. The Fund's money managers also identify sectors of the fixed-income market that they believe are undervalued and concentrate the Fund's investments in those sectors. These sectors will differ over time. To a lesser extent, the Fund may attempt to anticipate shifts in interest rates and hold securities that the Fund expects to perform well in relation to market indexes as a result of such shifts. Additionally, the Fund typically holds proportionately fewer US Treasury obligations than are represented in the Lehman Brothers Aggregate Bond Index.

                       The Fund employs multiple money managers, each with its own expertise in the fixed-income markets. When determining how to allocate its assets among money managers, the Fund considers a variety of factors. These factors include a money manager's investment style and performance record as well as the characteristics of the money manager's typical portfolio investments. These characteristics include portfolio biases, magnitude of sector shifts and duration movements. The Fund also considers the manner in which money managers' historical and expected investment returns correlate with one another.

                       The Fund may enter into interest rate futures contracts, options on such futures contracts and interest rate swaps (i.e., agreements to exchange the Fund's rights to receive certain interest payments) as a substitute for holding physical securities or to facilitate the implementation of its investment strategy but not for leverage purposes. Additionally, the Fund may invest its liquidity reserves in one or more Frank Russell Investment Company money market funds.

                       The Fund may lend up to one-third of its portfolio securities to earn income. These loans may be terminated at any time. The Fund will receive either cash or US government debt obligations as collateral.

                       From time to time, the Fund may take temporary defensive positions that may be inconsistent with its principal investment policies in an attempt to respond to adverse market, economic, political or other conditions. If this occurs, the Fund may not achieve its investment objective during such times.

EMERGING MARKETS FUND

   Investment          To provide maximum total return primarily through
   Objective           capital appreciation and by assuming a higher level of
                       volatility than is ordinarily expected from developed market international portfolios by investing primarily in equity securities.

   Principal           The Emerging Markets Fund will primarily invest in
   Investment          equity securities of companies that are located in
   Strategies          countries with emerging markets or that derive a
                       majority of their revenues from operations in such countries. These companies are referred to as "Emerging
                       Market Companies." For purposes of the Fund's operations, an "emerging market country" is a country having an economy and market that the World Bank or the United Nations considers to be emerging or developing.
                       These countries generally include every country in the world except the United States, Canada, Japan, Australia and most countries located in Western Europe. The Fund has a non-fundamental policy to invest, under normal circumstances, at least 80% of the value of its assets in Emerging Market Companies. The Fund will provide 60 days' notice to its shareholders prior to a change in this policy. The 80% investment requirement applies at the time the Fund invests its assets.

                       The Fund seeks to maintain a broadly diversified exposure to emerging market countries and ordinarily will invest in the securities of issuers in at least three different emerging market countries.

                       The Fund invests in common stocks of Emerging Market Companies and in depository receipts which represent ownership of securities of non-US companies. The Fund may also invest in rights, warrants and convertible fixed-income securities. The Fund's securities are denominated primarily in foreign currencies and may be held outside the US.

                       Some emerging market countries do not permit foreigners to participate directly in their securities markets or otherwise present difficulties for efficient foreign investment. Therefore, when it believes it is appropriate to do so, the Fund may invest in pooled investment vehicles, such as other investment companies, which enjoy broader or more efficient access to shares of Emerging Market Companies in certain countries but which may involve a further layering of expenses.

                       The Fund employs a multi-manager approach whereby portions of the Fund are allocated to different money managers whose approaches are intended to complement one another.

                       When determining how to allocate its assets among money managers, the Fund considers a variety of factors. These factors include a money manager's investment style and performance record, as well as the characteristics of the money manager's typical portfolio investments. These characteristics include capitalization size, growth and profitability measures, valuation ratios, economic sector weightings and earnings and price volatility statistics. The Fund also considers the manner in which money managers' historical and expected investment returns correlate with one another.

                       The Fund may agree to purchase securities for a fixed price at a future date beyond customary settlement time. This kind of agreement is known as a "forward commitment" or as a "when-issued" transaction.

                       Although the Fund, like any mutual fund, maintains liquidity reserves (i.e., cash awaiting investment or held to meet redemption requests), the Fund may expose these reserves to the performance of appropriate equity markets, usually by use of stock index futures contracts but the Fund may also use exchange traded and over-the-counter options and equity index swaps. This generally causes the Fund to perform as though its cash reserves were actually invested in those markets. Additionally, the Fund may invest its liquidity reserves in one or more Frank Russell Investment Company money market funds.

                       A portion of the Fund's net assets may be "illiquid" securities (i.e., securities that do not have a readily available market or that are subject to resale restrictions).

                       The Fund may lend up to one-third of its portfolio securities to earn income. These loans may be terminated at any time. The Fund will receive either cash or US government debt obligations as collateral.

                       From time to time, the Fund may take temporary defensive positions that may be inconsistent with its principal investment policies in an attempt to respond to adverse market, economic, political or other conditions. If this occurs, the Fund may not achieve its investment objective during such times.

SHORT TERM BOND FUND

   Investment          The preservation of capital and the generation of
   Objective           current income consistent with preservation of capital
                       by investing primarily in fixed-income securities with low-volatility characteristics.

   Principal           The Short Term Bond Fund invests primarily in
   Investment          fixed-income securities. Fixed income securities, also
   Strategies          referred to as bonds, are securities representing debt
                       obligations that require the issuer to repay the bondholders the principal amount borrowed and to generally pay interest. In particular, the Fund holds fixed income securities issued or guaranteed by the US government and, to a lesser extent by non-US governments, or by their respective agencies and instrumentalities. It also holds mortgage-backed securities, including collateralized mortgage obligations. The Fund also invests in corporate debt securities and dollar-denominated obligations issued in the US by non-US banks and corporations (Yankee Bonds).
                       A majority of the Fund's holdings are US dollar denominated. From time to time, the Fund may invest in municipal debt obligations. The Fund considers each of these foregoing types of securities to be "bonds." The
                       Fund also considers derivative instruments whose value is based on debt obligations, such as futures contracts, interest rate swaps and forward contracts, to be included in the definition of bonds.
                       The Fund has a non- fundamental policy to invest, under normal circumstances, at least 80% of the value of its assets in bonds. The Fund will provide 60 days' notice to its shareholders prior to a change in this policy.
                       The 80% investment requirement applies at the time the Fund invests its assets.

                       The duration of the Fund's portfolio typically ranges within 15% of the duration of the Merrill Lynch 1-2.99 Year Treasury Index, which was 1.62 years as of December 31, 2001, but may vary up to 50% from the Index's duration. The Fund has no restrictions on individual security duration.

                       The Fund may invest up to 10% of its assets in debt securities that are rated below investment grade as determined by one or more nationally recognized securities rating organizations or in unrated securities judged by the Fund to be of comparable quality. These securities are commonly referred to as "junk bonds."

                       The Fund invests in securities of issuers in a variety of sectors of the fixed-income market. The Fund's money managers identify sectors of the fixed-income market that they believe are undervalued and concentrate the Fund's investments in those sectors. These sectors will differ over time. To a lesser extent, the Fund may attempt to anticipate shifts in interest rates and hold securities that the Fund expects to perform well in relation to market indexes as a result of such shifts. Additionally, the Fund typically holds proportionately fewer US Treasury obligations than are represented in the Merrill Lynch 1-2.99 Years Treasury Index.

                       The Fund employs multiple money managers, each with its own expertise in the fixed-income markets. When determining how to allocate its assets among money managers, the Fund considers a variety of factors. These factors include a money manager's investment style and performance record as well as the characteristics of the money manager's typical portfolio investments. These characteristics include portfolio biases, magnitude of sector shifts and duration movements. The Fund also considers the manner in which money managers' historical and expected investment returns correlate with one another.

                       The Fund may enter into interest rate futures contracts, options on such futures contracts and interest rate swaps (i.e., agreements to exchange the Fund's rights to receive certain interest payments) as a substitute for holding physical securities or to facilitate the implementation of its investment strategy but not for leverage purposes. Additionally, the Fund may invest its liquidity reserves in one or more Frank Russell Investment Company money market funds.

                       The Fund may lend up to one-third of its portfolio securities to earn income. These loans may be terminated at any time. The Fund will receive either cash or US government debt obligations as collateral.

                       From time to time, the Fund may take temporary defensive positions that may be inconsistent with its principal investment policies in an attempt to respond to adverse market, economic, political or other conditions. If this occurs, the Fund may not achieve its investment objective during such times.

                                     RISKS

   An investment in the Funds, like any investment, has risks. The value of each Fund fluctuates and you could lose money. The following table describes principal types of risks that each Fund is subject to and lists next to each description the Funds most likely to be affected by the risk. Other Funds that are not listed may be subject to one or more of the risks, but not in a way that is expected to principally affect the performance of such Funds as a whole. Please refer to the Funds' Statement of Additional Information for a discussion of risks associated with types of securities held by the Funds and the investment practices employed by the individual Funds.

 Risk Associated With   Description                                             Relevant Fund
----------------------  ------------                                        ----------------------

Multi-Manager Approach  The investment styles employed by a Fund's          All Funds
                        money managers may not be complementary.
                        The interplay of the various strategies employed
                        by a Fund's multiple money managers may
                        result in a Fund holding a concentration of
                        certain types of securities. This concentration
                        may be beneficial or detrimental to a Fund's
                        performance depending upon the performance
                        of those securities and the overall economic
                        environment. The multi-manager approach
                        could result in a high level of portfolio turnover,
                        resulting in higher Fund brokerage expenses and
                        increased tax liability from a Fund's realization
                        of capital gains.

Equity Securities       The value of equity securities will rise and fall   Equity I
                        in response to the activities of the company that   Equity II
                        issued the stock, general market conditions and/    Equity III
                        or economic conditions.                             Equity Q
                                                                            International
                                                                            Emerging Markets
                                                                            Real Estate Securities
                                                                            Select Growth
                                                                            Select Value

..    Value Stocks       Investments in value stocks are subject to risks    Equity I
                        that (i) their intrinsic values may never be        Equity II
                        realized by the market or (ii) such stock may       Equity III
                        turn out not to have been undervalued.              Equity Q
                                                                            International
                                                                            Select Value

..    Growth Stocks      Growth company stocks may provide minimal           Equity I
                        dividends which could otherwise cushion stock       Equity II
                        prices in a market decline. The value of growth     Equity Q
                        company stocks may rise and fall significantly      International
                        based, in part, on investors' perceptions of the    Select Growth
                        company, rather than on fundamental analysis of
                        the stocks.

..    Market-Oriented    Market-oriented investments are generally           Equity I
     Investments        subject to the risks associated with growth and     Equity II
                        value stocks.                                       Equity Q
                                                                            International


..    Securities of Small         Investments in smaller companies may involve         Equity II
     Capitalization Companies    greater risks because these companies generally      Select Growth
                                 have a limited track record. Smaller companies       Select Value
                                 often have narrower markets and more limited
                                 managerial and financial resources than larger,
                                 more established companies. As a result, their
                                 performance can be more volatile, which may
                                 increase the volatility of a Fund's portfolio.

Fixed-Income Securities          Prices of fixed-income securities rise and fall in   Short Term Bond
                                 response to interest rate changes. Generally,        Fixed Income I
                                 when interest rates rise, prices of fixed-income     Fixed Income III
                                 securities fall. The longer the duration of the
                                 security, the more sensitive the security is to this
                                 risk. A 1% increase in interest rates would
                                 reduce the value of a $100 note by
                                 approximately one dollar if it had a one-year
                                 duration, but would reduce its value by
                                 approximately fifteen dollars if it had a 15-year
                                 duration. There is also a risk that one or more of
                                 the securities will be downgraded in credit
                                 rating or go into default. Lower-rated bonds
                                 generally have higher credit risks.

..    Non-Investment Grade        Although lower rated debt securities generally       Short Term Bond
     Fixed-Income Securities     offer a higher yield than higher rated debt          Fixed Income III
                                 securities, they involve higher risks. They are
                                 especially subject to:

                                 .    Adverse changes in general economic
                                      conditions and in the industries in which their issuers are engaged,

                                 .    Changes in the financial condition of
                                      their issuers and

                                 . Price fluctuations in response to changes in interest rates.

                                 As a result, issuers of lower rated debt securities
                                 are more likely than other issuers to miss
                                 principal and interest payments or to default
                                 which could result in a loss to a Fund.

International Securities         A Fund's return and net asset value may be           International
                                 significantly affected by political or economic      Emerging Markets
                                 conditions and regulatory requirements in a          Short Term Bond
                                 particular country. Non-US markets, economies        Fixed Income I
                                 and political systems may be less stable than US     Fixed Income III
                                 markets, and changes in exchange rates of
                                 foreign currencies can affect the value of a
                                 Fund's foreign assets. Non-US laws and
                                 accounting standards typically are not as strict
                                 as they are in the US and there may be less
                                 public information available about foreign
                                 companies. Non-US securities markets may be
                                 less liquid and have fewer transactions than US
                                 securities markets. Additionally, international
                                 markets may experience delays and disruptions
                                 in securities settlement procedures for a Fund's
                                 portfolio securities.


..    Non-US Debt Securities        A Fund's non-US debt securities are typically       Short Term Bond
                                   obligations of sovereign governments and            Fixed Income I
                                   corporations. These securities are particularly     Fixed Income III
                                   subject to a risk of default from political
                                   instability.

..    Emerging Market               Investments in emerging or developing markets       Emerging Markets
      Countries                    involve exposure to economic structures that are    Fixed Income III
                                   generally less diverse and mature, and to
                                   political systems which have less stability than
                                   those of more developed countries. Emerging
                                   market securities are subject to currency transfer
                                   restrictions and may experience delays and
                                   disruptions in securities settlement procedures
                                   for a Fund's portfolio securities.

..    Instruments of US and         Non-US corporations and banks issuing dollar        Short Term Bond
     Foreign Banks and Branches    denominated instruments in the US are not           Fixed Income I
     and Foreign Corporations,     necessarily subject to the same regulatory          Fixed Income III
     Including Yankee Bonds        requirements that apply to US corporations and
                                   banks, such as accounting, auditing and
                                   recordkeeping standards, the public availability
                                   of information and, for banks, reserve
                                   requirements, loan limitations and examinations.
                                   This increases the possibility that a non-US
                                   corporation or bank may become insolvent or
                                   otherwise unable to fulfill its obligations on
                                   these instruments.

Derivatives (e.g. Futures          If a Fund incorrectly forecasts interest rates in   Short Term Bond
Contracts, Options on Futures,     using derivatives, the Fund could lose money.       Fixed Income I
Interest Rate Swaps)               Price movements of a futures contract, option or    Fixed Income III
                                   structured note may not be identical to price
                                   movements of portfolio securities or a securities
                                   index resulting in the risk that, when a Fund
                                   buys a futures contract or option as a hedge, the
                                   hedge may not be completely effective.

Real Estate Securities             Just as real estate values go up and down, the      Real Estate Securities
                                   value of the securities of companies involved in
                                   the industry, and in which a Fund invests, also
                                   fluctuates. A Fund that invests in real estate
                                   securities is also subject to the risks associated
                                   with direct ownership of real estate. Additional
                                   risks include declines in the value of real estate,
                                   changes in general and local economic
                                   conditions, increases in property taxes and
                                   changes in tax laws and interest rates. The value
                                   of securities of companies that service the real
                                   estate industry may also be affected by such
                                   risks.


..    REITs                     REITs may be affected by changes in the value        Real Estate Securities
                               of the underlying properties owned by the
                               REITs and by the quality of any credit extended.
                               Moreover, the underlying portfolios of REITs
                               may not be diversified, and therefore are subject
                               to the risk of financing a single or a limited
                               number of projects. REITs are also dependent
                               upon management skills and are subject to
                               heavy cash flow dependency, defaults by
                               borrowers, self-liquidation and the possibility of
                               failing either to qualify for tax-free pass through
                               of income under federal tax laws or to maintain
                               their exemption from certain federal securities
                               laws.

Municipal Obligations          Municipal obligations are affected by economic,      Fixed Income I
                               business or political developments. These            Fixed Income III
                               securities may be subject to provisions of           Short Term Bond
                               litigation, bankruptcy and other laws affecting
                               the rights and remedies of creditors, or may
                               become subject to future laws extending the
                               time for payment of principal and/or interest, or
                               limiting the rights of municipalities to levy
                               taxes.

Repurchase Agreements          Under a repurchase agreement, a bank or broker       Fixed Income I
                               sells securities to a Fund and agrees to             Fixed Income III
                               repurchase them at the Fund's cost plus interest.    Short Term Bond
                               If the value of the securities declines and the
                               bank or broker defaults on its repurchase
                               obligation, a Fund could incur a loss.

Exposing Liquidity Reserves to By exposing its liquidity reserves to an equity      Equity I
Equity Markets                 market, principally by use of equity index           Equity II
                               futures but also by use of exchange traded and       Equity III
                               over-the-counter options and equity index            Equity Q
                               swaps, a Fund's performance tends to correlate       International
                               more closely to the performance of that market       Real Estate Securities
                               as a whole. However, the market performance of       Select Growth
                               these instruments may not correlate precisely to     Select Value
                               the performance of a stock market. This              Emerging Markets
                               approach increases a Fund's performance if the
                               particular equity market rises and reduces a
                               Fund's performance if the particular equity
                               market declines.

Securities Lending             If a borrower of a Fund's securities fails           All Funds
                               financially, the Fund's recovery of the loaned
                               securities may be delayed or the Fund may lose
                               its rights to the collateral which could result in a
                               loss to a Fund.

                            MANAGEMENT OF THE FUNDS

   The Funds' investment advisor is FRIMCo, 909 A Street, Tacoma, Washington 98402. FRIMCo pioneered the "multi-style, multi-manager" investment method in mutual funds and, as of December 31, 2001, managed over $16.9 billion in more than 35 mutual fund portfolios. FRIMCo was established in 1982 to serve as the investment management arm of Russell.

   Russell, which acts as consultant to the Funds, was founded in 1936 and has been providing comprehensive asset management consulting services for over 30 years to institutional investors, principally large corporate employee benefit plans. Russell provides FRIMCo and the FRIC Funds with the asset management consulting services that it provides to its other consulting clients. The Funds do not compensate Russell for these services. Russell and its affiliates have offices around the world, in Tacoma, New York, Toronto, London, Paris, Sydney, Auckland, Singapore and Tokyo.

   Russell is a subsidiary of The Northwestern Mutual Life Insurance Company. Founded in 1857, Northwestern Mutual is a mutual life insurance company headquartered in Milwaukee, Wisconsin. In the life and health insurance category, it was named the most admired company in the US in Fortune's corporate reputation survey published in 2001.

   FRIMCo recommends money managers to the Funds, allocates Fund assets among them, oversees them and evaluates their results. FRIMCo also oversees the management of the Funds' liquidity reserves. The Funds' money managers select the individual portfolio securities for the assets assigned to them.

   FRIMCo's officers and employees who oversee the money managers of the FRIC Funds are:

  . Randall P. Lert, who has been Chief Investment Officer of FRIMCo since June 1989.

  . Ernest Ankrim, Ph.D., who has been Director, Portfolio Strategy for FRIMCo since January 2001. From 1995 to January, 2001, Dr. Ankrim was Director of Portfolio Research for FRIMCo.

  . Randal C. Burge, who has been Director, Portfolio Management since December 2001. From 1999 to 2001, Mr. Burge was Director of Global Fixed Income for FRIMCo. From 1995 to 1999, Mr. Burge was a Portfolio Manager of FRIMCo.

  . Jean Carter, who has been Director, North American IMG since December 2001. From 1999 to 2001, Ms. Carter was Director of Global Fixed Income for FRIMCo. From 1994 to 1999, Ms. Carter was a Portfolio Manager of FRIMCo.

  . Christophe Caspar, who has been a Senior Portfolio Analyst of Frank Russell Company Limited ("FRCL"), an affiliate of FRIMCo, since January 2001. From 1999 to 2001, Mr. Caspar was a Portfolio Analyst with FRCL. From 1997 to 1999, Mr. Caspar was with Fleming Asset Management working through Fleming's European Graduate Development Programme. From 1996 to 1998, Mr. Caspar obtained his post graduate diploma in European management from the University of London.

  . Ron Dugan, who has been a Portfolio Manager of FRIMCo since November 2000. From 1993 to 2000, Mr. Dugan was employed by the Baptist Foundation of Texas where he held the positions of Senior Investment Analyst from 1993 to 1998, Investment Officer from 1998 to 1999 and Chief Investment Officer from 1999 to 2000.

  . Ann Duncan, who has been a Portfolio Manager of FRIMCo since January 1998. From 1996 to 1997, Ms. Duncan was a Senior Equity Research Analyst with Russell.

  . Bruce A. Eidelson, who has been a Portfolio Manager of Russell Real Estate Advisors Inc. ("RREA"), an affiliate of FRIMCo, since January 2002. From 1999 to 2001, Mr. Eidelson was Director of Real Estate Advisory Services of RREA. Mr. Eidelson was employed by Institutional Property Consultants where he held the positions of Managing Director from 1998 to 1999 and Senior Vice President from 1994 to 1998.

  . Jeffrey T. Hussey, who has been a Portfolio Manager of FRIMCo since June 2001. From 1996 to 2001, Mr. Hussey was a Senior Research Analyst for FRIMCo.

  . James M. Imhof, Director of FRIMCo's Portfolio Trading, manages the FRIC Funds' liquidity portfolios on a day to day basis and has been responsible for ongoing analysis and monitoring of the money managers since 1989.

  . James A. Jornlin, who has been a Portfolio Manager of FRIMCo since January 2000. From 1995 to 1999, Mr. Jornlin was a Senior Investment Officer of FRIMCo.

  . Eric W. Ogard, who has been a Portfolio Manager of FRIMCo since March 2000. Mr. Ogard was a Research Analyst for FRIMCo from 1995 to 1997 and a Senior Research Analyst for FRIMCo from 1997 to 2000.

  . Dennis J. Trittin, who has been a Portfolio Manager of FRIMCo since January 1996.

   The following lists the officers and employees who have primary responsibility for the management of the FRIC Funds:

  . Randy Burge and Jeff Hussey have primary responsibility for the management of the Diversified Bond, Fixed Income I, Fixed Income III, Multistrategy Bond, Short Term Bond and Tax Exempt Bond Funds.

  . Eric Ogard, Dennis Trittin and Ron Dugan have primary responsibility for the management of the Diversified Equity, Equity I, Equity II, Equity III, Equity Income, Equity Q, Quantitative Equity, Special Growth, Select Growth, Select Value, Tax-Managed Large Cap and Tax-Managed Mid & Small Cap Funds.

  . James Jornlin and Christophe Caspar have primary responsibility for the management of the Emerging Markets Fund.

  . Ann Duncan and James Jornlin have primary responsibility for the management of the International and International Securities Funds.

  . Bruce Eidelson and Ron Dugan have primary responsibility for the management of the Real Estate Securities Fund.

  . Ernest Ankrim, Randal Burge and Jean Carter have primary responsibility for the management of the Aggressive Strategy, Balanced Strategy, Moderate Strategy and Conservative Strategy Funds.

  . Ernest Ankrim and Jean Carter have primary responsibility for the management of the Tax-Managed Global Equity and Equity Aggressive Strategy Funds.

   The aggregate annual rate of advisory and administrative fees, payable to FRIMCo monthly on a pro rata basis, are the following percentages of each Fund's average daily net assets: Equity I Fund, 0.60%; Equity Q Fund, 0.60%; Equity II Fund, 0.75%; Select Growth Fund, 0.85%; Select Value Fund 0.75%; Equity III Fund, 0.60%; International Fund, 0.75%; Fixed Income I Fund, 0.30%; Fixed Income III Fund, 0.55%; Real Estate Securities Fund, 0.85%; Emerging Markets Fund, 1.20%; and Short Term Bond Fund, 0.50%. Of these aggregate amounts 0.05% is attributable to administrative services.

   For the Select Growth Fund, FRIMCo has contractually agreed to waive, at least until February 28, 2003, up to the full amount of its 0.85% combined advisory and administrative fee for that Fund and to reimburse the Fund to the extent that Fund-level expenses exceed 0.83% of the average daily net assets of that Fund on an annual basis. Fund-level expenses for the Select Growth Fund do not include transfer agency fees, administrative fees, 12b-1 fees or shareholder servicing fees. In addition, after applying the foregoing waiver, FRIMCo has contractually agreed to waive, at least until February 28, 2003, up to the full amount of its transfer agency fees to the extent transfer agency fees for Class I and Class E exceed 0.01% and 0.26%, respectively, of the average daily net assets of those Classes on an annual basis.

   For the Select Value Fund, FRIMCo has contractually agreed to waive, at least until February 28, 2003, up to the full amount of its 0.75% combined advisory and administrative fee for that Fund and to reimburse the Fund to the extent that Fund-level expenses exceed 0.73% of the average daily net assets of that Fund on an annual basis. Fund-level expenses for the Select Growth Fund do not include transfer agency fees, administrative fees, 12b-1 fees or shareholder servicing fees. In addition, after applying the foregoing waiver, FRIMCo has contractually agreed to waive, at least until February 28, 2003, up to the full amount of its transfer agency fees to the extent transfer agency fees for Class I and Class E exceed 0.01% and 0.26%, respectively, of the average daily net assets of those Classes on an annual basis.


   For the Class E Shares of the Fixed Income III Fund, FRIMCo has contractually agreed to waive, at least until February 28, 2003, up to the full amount of its transfer agency fees for the Class E Shares to the extent that such fees exceed 0.05% of the average daily net assets of that Class on an annual basis. Transfer agency fees are a Class-level expense for the Fixed Income III Fund.


   For the Short Term Bond Fund, FRIMCo has contractually agreed to waive, at least until February 28, 2003, an amount up to the full amount of its 0.50% combined advisory and administrative fees and to reimburse the Fund to the extent that Fund-level expenses exceed 0.47% of average daily net assets of that Fund on an annual basis. Fund-level expenses for the Short Term Bond Fund do not include administrative fees, 12b-1 fees or shareholder servicing fees.


   For the Real Estate Securities Fund, FRIMCo has contractually agreed to waive, at least until February 28, 2003, up to the full amount of its transfer agency fees to the extent transfer agency fees for Class E and Class I exceed 0.24% and 0.03%, respectively, of the average daily net assets of those Classes on an annual basis.


   Each Fund may also pay, in addition to the aggregate fees set forth above, a fee which compensates FRIMCo for managing collateral which the Funds have received in securities lending and certain other portfolio transactions which are not treated as net assets of that Fund ("additional assets") in determining the Fund's net asset value per share. The additional fee payable to FRIMCo will equal an amount of up to 0.07% of each Fund's additional assets on an annualized basis.

                              THE MONEY MANAGERS

   Each Fund allocates its assets among the money managers listed under "Money Manager Information" at the end of this Prospectus. FRIMCo, as the Funds' advisor, may change the allocation of a Fund's assets among money managers at any time. The Funds received an exemptive order from the Securities and Exchange Commission (SEC) that permits a Fund to engage or terminate a money manager at any time, subject to the approval by the Funds' Board of Trustees (Board), without a shareholder vote. A Fund notifies its shareholders within 60 days of when a money manager begins providing services. Each Fund selects money managers based primarily upon the research and recommendations of FRIMCo and Russell. FRIMCo and Russell evaluate quantitatively and qualitatively the money manager's skills and results in managing assets for specific asset classes, investment styles and strategies. Short-term investment performance, by itself, is not a controlling factor in the selection or termination of any money manager.

   Each money manager has complete discretion to purchase and sell portfolio securities for its segment of a Fund. At the same time, however, each money manager must operate within each Fund's investment objectives, restrictions and policies. Additionally, each manager must operate within more specific constraints developed from time to time by FRIMCo. FRIMCo develops such constraints for each manager based on FRIMCo's assessment of the manager's expertise and investment style. By assigning more specific constraints to each money manager, FRIMCo intends to capitalize on the strengths of each money manager and to combine their investment activities in a complementary fashion. Although the money managers' activities are subject to general oversight by the Board and the Funds' officers, neither the Board, the officers, FRIMCo nor Russell evaluate the investment merits of a money manager's individual security selections.

                              PORTFOLIO TURNOVER

   The portfolio turnover rates for certain multi-manager Funds are likely to be somewhat higher than the rates for comparable mutual funds with a single money manager. Each of the Funds' money managers makes decisions to buy or sell securities independently from other managers. Thus, one money manager for a Fund may be selling a security when another money manager for the Fund (or for another Fund) is purchasing the same security. Also, when a Fund replaces a money manager, the new money manager may significantly restructure the investment portfolio. These practices may increase the Funds' portfolio turnover rates, realization of gains or losses, brokerage commissions and other transaction costs. When a Fund realizes capital gains upon selling portfolio securities, your tax liability increases.The annual portfolio turnover rates for each of the Funds are shown in the Financial Highlights tables in this Prospectus.

                          DIVIDENDS AND DISTRIBUTIONS

Income Dividends

   Each Fund distributes substantially all of its net investment income and net capital gains to shareholders each year. The amount and frequency of distributions are not guaranteed, all distributions are at the Board's discretion. Currently, the Board intends to declare dividends from net investment income, if any, according to the following schedule:

 Declared                           Payable                    Funds
 --------                  ------------------------- -------------------------
 Quarterly................ Mid: April, July, October Equity I, Equity III,
                           andDecember               Equity Q, RealEstate
                                                     Securities, Short Term
                                                     Bond,Fixed Income I,
                                                     Fixed Income III
                                                     andSelect Value Funds

 Annually................. Mid-December              International, Emerging
                                                     Markets,Equity II and
                                                     Select Growth Funds

Capital Gains Distributions

   The Board intends to declare capital gains distributions (both short-term and long-term) once a year in mid-December to reflect any net short-term and net long-term capital gains realized by a Fund as of October 31 of the current fiscal year. A Fund may be required to make an additional distribution if necessary, in any year for operational or other reasons. Distributions that are declared in October, November or December to shareholders of record in such months, and paid in

January of the following year, will be treated for tax purposes as if received on December 31 of the year in which they were declared.

Buying a Dividend

   If you purchase Shares just before a distribution, you will pay the full price for the Shares and receive a portion of the purchase price back as a taxable distribution. This is called "buying a dividend." Unless your account is a tax-deferred account, dividends paid to you would be included in your gross income for tax purposes even though you may not have participated in the increase of the net asset value of a Fund, regardless of whether you reinvested the dividends. To avoid "buying a dividend," check a Fund's distribution dates before you invest.

Automatic Reinvestment

   Your dividends and other distributions are automatically reinvested at the closing net asset value on the record date, in additional Shares of the appropriate Fund, unless you elect to have the dividends or distributions paid in cash or invested in another Fund. You may change your election by delivering written notice no later than ten days prior to the payment date to the Funds at Frank Russell Investment Company, c/o Boston Financial Data Services, P.O. Box 8420, Boston, MA 02266-8420.

                                     TAXES

   In general, distributions from a Fund are taxable to you as either ordinary income or capital gains. This is true whether you reinvest your distributions in additional Shares or receive them in cash. Any long-term capital gains distributed by a Fund are taxable to you as long-term capital gains no matter how long you have owned your Shares. Every January, you will receive a statement that shows the tax status of distributions you received for the previous year. Distributions declared in December but paid in January are taxable as if they were paid in December.

   When you sell or exchange Shares, you may have a capital gain or loss. Any loss you incur if you sell or exchange Shares that you have held for six months or less will be treated as a long-term capital loss, but only to the extent that the Fund has paid you long-term capital gain dividends with respect to those Shares during that period. The tax rate on any gain from the sale or exchange of your Shares depends on how long you have held your Shares.

   The Funds make no representation as to the amount or variability of each Fund's capital gain distributions which may vary as a function of several factors including, but not limited to, prevailing dividend yield levels, general market conditions, shareholders' redemption patterns and Fund cash equitization activity.

   Fund distributions and gains from the sale or exchange of your Shares will generally be subject to state and local income tax. Non-US investors may be subject to US withholding and estate tax. You should consult your tax professional about federal, state, local or foreign tax consequences of holding Shares.

   When a Fund invests in securities of certain foreign countries, the Fund may have taxes withheld on the income received from these securities. If more than 50% of the total fair market value of the Fund's assets is made up of foreign securities, the Fund may elect to pass through such taxes to shareholders as a foreign tax credit.

   If you are a corporate investor, a portion of the dividends from net investment income paid by Equity I, Equity II, Equity III, Equity Q, Real Estate Securities, Select Growth or Select Value Funds will generally qualify, in part, for the corporate dividends-received deduction. However, the portion of the dividends so qualified depends on the aggregate qualifying dividend income received by each Fund from domestic (US) sources. Certain holding period and debt financing restrictions may apply to corporate investors seeking to claim the deduction. You should consult your tax professional with respect to the applicability of these rules.

   By law, a Fund must withhold 30% of your distributions and proceeds if you do not provide your correct taxpayer identification number, or certify that such number is correct, or if the IRS instructs the Fund to do so.

   The tax discussion set forth above is included for general information only. You should consult your own tax adviser concerning the federal, state, local or foreign tax consequences of an investment in a Fund.

   Additional information on these and other tax matters relating to each Fund and its shareholders is included in the section entitled "Taxes" in the Funds' Statement of Additional Information.

                       HOW NET ASSET VALUE IS DETERMINED

Net Asset Value Per Share

   The net asset value per Share is calculated for Shares of each Class of each Fund on each business day on which Shares are offered or redemption orders are tendered. For each Fund, a business day is one on which the New York Stock Exchange (NYSE) is open for regular trading. Each Fund determines net asset value at 4:00 p.m. Eastern time or as of the close of the NYSE, whichever is earlier.

Valuation of Portfolio Securities

   Securities held by the Funds are typically priced using market quotations or pricing services when the prices are believed to be reliable, that is, when the prices reflect the fair market value of the securities. The Funds value securities for which market quotations are not readily available at "fair value," as determined in good faith and in accordance with procedures established by the Board. If you hold Shares in a Fund that holds portfolio securities listed primarily on foreign exchanges, the net asset value of that Fund's Shares may change on a day when you will not be able to purchase or redeem that Fund's Shares. This is because the value of those portfolio securities may change on weekends or other days when that Fund does not price its Shares.

                         DISTRIBUTION AND SHAREHOLDER
                            SERVICING ARRANGEMENTS

   The Equity I, Equity II, Equity III, Equity Q, International, Fixed Income I and Fixed Income III Funds offer multiple Classes of Shares: Class E Shares and Class I Shares. The Emerging Markets and Short Term Bond Funds offer multiple Classes of Shares: Class E Shares and Class S Shares. The Select Growth, Select Value and Real Estate Securities Funds offer multiple Classes of Shares: Class E Shares and Class I Shares.

      Class E Shares participate in the Funds' shareholder servicing plan. Under the shareholder servicing plan, the Funds' Class E Shares pay daily fees equal to 0.25% on an annualized basis for services provided to Class E shareholders. The shareholder servicing fees are paid out of the Funds' Class E share assets on an ongoing basis, and over time will increase the cost of your investment in the Funds.

      Class I and Class S Shares do not participate in the shareholder servicing plan.

                            HOW TO PURCHASE SHARES

   Shares are generally available only through a select network of qualified Financial Intermediaries. If you are not currently working with one of these Financial Intermediaries, please call Russell Investment Services at 800-787-7354 for assistance in contacting an investment professional near you.

   Minimum Investment for the Equity I, Equity II, Equity III, Equity Q, International, Fixed Income I and Fixed Income III Funds. For each of the Class E and Class I Shares of these Funds, there is a $250,000 minimum initial investment for each account in each Fund.

   Minimum Investment for the Emerging Markets and Short Term Bond Funds. For each of the Class E and Class S Shares of these Funds, there is a minimum initial investment of $2,500 for each account in each Fund.

   Minimum Investment for the Select Growth, Select Value and Real Estate Securities Funds. For the Class E Shares of these Funds, there is a minimum initial investment of $2,500 for each account in each Fund. For the Class I Shares of these Funds, there is a minimum initial investment of $250,000 for each account in each Fund.

   Each Fund reserves the right to close any account whose balance falls below $1,000.

   Each Fund reserves the right to change the categories of investors eligible to purchase its Shares or the required minimum investment amounts. You may be eligible to purchase Shares if you do not meet the required initial minimum investment. You should consult your Financial Intermediary for details, which are summarized in the Funds' Statement of Additional Information.

   Financial Intermediaries may charge their customers a fee for providing investment-related services.

   Financial Intermediaries that maintain omnibus accounts with the Funds may receive administrative fees from the Funds or their transfer agent. Financial Intermediaries may receive shareholder servicing compensation from the Funds' Distributor with respect to Class E Shares of the Funds.

Paying for Shares

   You may purchase Shares through a Financial Intermediary on any business day of the Funds (a day on which the NYSE is open for regular trading). Purchase orders are processed at the next net asset value per Share calculated after the Fund receives your order in proper form (defined in the "Written Instructions" section) and accepts the order. The Funds will close early if the NYSE closes early. Any purchase order received after the close of the NYSE will be processed on the following business day at the next calculated net asset value per share. Each Fund reserves the right to reject any purchase order for any reason.

   All purchases must be made in US dollars. Checks and other negotiable bank drafts must be drawn on US banks and made payable to "Frank Russell Investment Company." Each Fund may reject purchase orders if a payment check does not clear the bank or payment does not arrive in proper form by the settlement date. The settlement date is the first business day following receipt by the Funds of your order. You will be responsible for any resulting loss to a Fund. An overdraft charge may also be applied. Cash, third party checks and checks drawn on credit card accounts generally will not be accepted. However, exceptions may be made by prior special arrangement with certain Financial Intermediaries.

Offering Dates and Times

   Orders must be received by a Fund prior to 4:00 p.m. Eastern Time or the close of the NYSE, whichever is earlier.

   Purchases can be made on any day when Shares are offered. Because Financial Intermediaries' processing time may vary, please ask your Financial Intermediary representative when your account will be credited.

Order and Payment Procedures

   Generally, you must place purchase orders for Shares through a Financial Intermediary. You may pay for your purchase by mail or funds transfer. Initial purchases require a completed and signed application for each new account regardless of the investment method. Specific payment arrangements should be made with your Financial Intermediary.

By Mail

   For new accounts, please mail the completed application to your Financial Intermediary. Payment for orders may be made by check or other negotiable bank draft and sent to Frank Russell Investment Company, c/o Boston Financial Data Services, P.O. Box 8420, Boston, MA 02266-8420. Certified checks are not necessary, but checks are accepted subject to collection at full face value in US funds. Cash, third party checks and checks drawn on credit card accounts generally will not be accepted. Checks should be made payable to "Frank Russell Investment Company."

By Federal Funds Wire

   You can pay for orders by wiring federal funds to the Funds' Custodian, State Street Bank and Trust Company. All wires must include your account registration and account number for identification. Inability to properly identify a wire transfer may prevent or delay timely settlement of your purchase.

Automated Investment Program

   You can make regular investments (minimum $50) in a Fund in an established account on a monthly, quarterly, semiannual or annual basis by automatic electronic funds transfer from a bank account. You must make a separate transfer for each Fund in which you purchase Shares. You may change the amount or stop the automatic purchase at any time. Contact your Financial Intermediary for further information on this program and an enrollment form.

                              EXCHANGE PRIVILEGE

By Mail or Telephone

   Through your Financial Intermediary you may exchange Shares you own for Shares of any other Fund offered by this Prospectus on the basis of the current net asset value per Share at the time of the exchange. Shares of a Fund offered by this Prospectus may only be exchanged for shares of a FRIC Fund offered through another Prospectus under certain conditions and only in states where the exchange may be legally made. For additional information, including Prospectuses for other FRIC Funds, contact your Financial Intermediary.

   Exchanges may be made by mail or by telephone if the registration of the two accounts is identical. Contact your Financial Intermediary for assistance in exchanging Shares and, because Financial Intermediaries' processing times may vary, to find out when your account will be credited or debited. To request an exchange in writing, please follow the procedures in the "Written Instructions" section before mailing the request to your Financial Intermediary.

   An exchange involves the redemption of Shares, which is treated as a sale for income tax purposes. Thus, capital gain or loss may be realized. Please consult your tax adviser for more information. Shares to be acquired will be purchased when the proceeds from the redemption become available (up to seven days from the receipt of the request) at the next net asset value per share calculated after a Fund received the exchange request in good order.

In-Kind Exchange of Securities

   FRIMCo, in its capacity as each Fund's investment advisor, may, at its discretion, permit you to acquire Shares in exchange for securities you currently own. Any securities exchanged must meet the investment objective, policies and limitations of the appropriate Fund, have a readily ascertainable market value, be liquid, not be subject to restrictions on resale and have a market value, plus any cash, equal to at least $100,000.

   Shares purchased in exchange for securities generally may not be redeemed or exchanged for 15 days following the purchase by exchange or until the transfer has settled, whichever comes first. If you are a taxable investor, you will generally realize a gain or loss on the exchange for federal income tax purposes. If you are contemplating an in-kind exchange you should consult your tax adviser.

   The price at which the exchange will take place will depend upon the relative net asset value of the Shares purchased and securities exchanged. Securities accepted by a Fund will be valued in the same way the Fund values its assets. Any interest earned on the securities following their delivery to a Fund and prior to the exchange will be considered in valuing the securities. All interest, dividends, subscription or other rights attached to the securities becomes the property of the Funds, along with the securities. Please contact your Financial Intermediary for further information.

                             HOW TO REDEEM SHARES

   Shares may be redeemed through your Financial Intermediary on any business day of the Funds (a day on which the NYSE is open for regular trading). Redemption requests are processed at the next net asset value per share calculated after the Fund receives an order in proper form (defined in the "Written Instructions" section). The Funds will close early if the NYSE closes early. Any redemption requests received following an early closure will be processed on the following business day at the next calculated net asset value per share. Payment will ordinarily be made within seven days after receipt of your request in proper form. Shares recently purchased by check may not be available for redemption for 15 days following the purchase or until the check clears, whichever occurs first, to assure payment has been collected. Each Fund reserves the right to suspend redemptions or postpone the date of payment for more than seven days if an emergency condition (as specified in the Investment Company Act of 1940 or as determined by the SEC) exists.

Redemption Dates and Times

   Redemption requests must be placed through a Financial Intermediary and received by a Fund prior to 4:00 p.m. Eastern Time or the close of the NYSE, whichever is earlier.

   Because Financial Intermediaries' processing times may vary, please ask your Financial Intermediary representative when your account will be debited. Requests can be made by mail or telephone on any day when Shares are offered, or through the Systematic Withdrawal Program described below.

By Mail or Telephone

   You may redeem your Shares by calling or writing to your Financial Intermediary. Written requests to sell Shares are in proper form when the instructions are signed by all registered owners, with a signature guarantee if necessary.

Systematic Withdrawal Program

   The Funds offer a systematic withdrawal program which allows you to redeem your Shares and receive regular payments from your account on a monthly, quarterly, semiannual or annual basis. If you would like to establish a systematic withdrawal program, please complete the proper section of the account application and indicate how you would like to receive your payments. You will generally receive your payment by the end of the month in which a payment is scheduled. When you redeem your Shares under a systematic withdrawal program, it is a taxable transaction.

   You may choose to have the payments mailed to you or directed to your bank account by electronic funds transfer. You may discontinue the systematic withdrawal program, or change the amount and timing of withdrawal payments by contacting your Financial Intermediary.

Omnibus Accounts

   Many brokers, employee benefit plans and bank trusts combine their client's holdings in a single omnibus account with the Funds held in the brokers', plans', or bank trusts' own name or "street name." Therefore, if you hold Shares through a brokerage account, employee benefit plan or bank trust fund, a Fund may have records only of the omnibus account. In this case, your broker, employee benefit plan or bank is responsible for keeping track of your account information. This means that you may not be able to request transactions in your Shares directly through the Funds, but can do so only through your broker, plan administrator or bank. Ask your Financial Intermediary for information on whether your Shares are held in an omnibus account.

                        PAYMENT OF REDEMPTION PROCEEDS

By Check

   When you redeem your Shares, a check for the redemption proceeds will be sent to the shareholder(s) of record at the address of record within seven days after the Funds receive a redemption request in proper form.

By Wire

   If you have established the electronic redemption option, your redemption proceeds can be wired to your predesignated bank account on the next bank business day after a Fund receives your redemption request. Each Fund may charge a fee to cover the cost of sending a wire transfer for redemptions less than $1,000, and your bank may charge an additional fee to receive the wire. Wire transfers can be sent to US commercial banks that are members of the Federal Reserve System.

                             WRITTEN INSTRUCTIONS

Proper Form: Written instructions must be in proper form. They must include:

       A description of the request

       The name of the Fund(s)

       The class of shares, if applicable

       The account number(s)

       The amount of money or number of shares being purchased, exchanged, transferred or redeemed

       The name(s) on the account(s)

       The signature(s) of all registered account owners

       For exchanges, the name of the Fund you are exchanging into

       Your daytime telephone number

Signature Requirements Based on Account Type

                                        Requirements for Written
              Account Type              Requests
              ------------              --------

              Individual, Joint         Written instructions must
                Tenants, Tenants in     be signed by each
                Common                  shareholder,exactly as
                                        the names appear in the
                                        account registration.

              UGMA or UTMA (custodial   Written instructions must
                accounts for minors)    be signed by the
                                        custodian inhis/her
                                        capacity as it appears in
                                        the account registration.

              Corporation, Association  Written instructions must
                                        be signed by
                                        authorizedperson(s),
                                        stating his/her capacity
                                        as indicated bycorporate
                                        resolution to act on the
                                        account and a copy ofthe
                                        corporate resolution,
                                        certified within the past
                                        90 days,authorizing the
                                        signer to act.

              Estate, Trust, Pension,   Written instructions must
                Profit Sharing Plan     be signed by all
                                        trustees. If thename of
                                        the trustee(s) does not
                                        appear in the
                                        accountregistration,
                                        please provide a copy of
                                        the trust
                                        documentcertified within
                                        the last 60 days.

              Joint tenancy             Written instructions must
                shareholders whose      be signed by the
                co-tenants are deceased survivingtenant(s). A
                                        certified copy of the
                                        death certificate
                                        mustaccompany the request.

Signature Guarantee

   Each Fund reserves the right to require a signature guarantee under certain circumstances. A signature guarantee verifies the authenticity of your signature. You should be able to obtain a signature guarantee from a bank, broker, credit union, savings association, clearing agency, or securities exchange or association, but not a notary public. Call your financial institution to see if it has the ability to guarantee a signature.

                               ACCOUNT POLICIES

Third Party Transactions

   If you purchase Shares as part of a program of services offered by a Financial Intermediary, you may be required to pay additional fees. You should contact your Financial Intermediary for information concerning what additional fees, if any, may be charged.

Redemption In-Kind

   A Fund may pay for any portion of a redemption amount in excess of $250,000 by a distribution in-kind of securities from the Fund's portfolio, instead of in cash. If you receive an in-kind distribution of portfolio securities, and choose to sell them, you will incur brokerage charges and continue to be subject to tax consequences and market risk pending any sale.

Stale Checks

   For the protection of shareholders and the Funds, if a check issued for the payment of a redemption or distribution is not cashed for more than 180 days from issuance, it will not be honored. Each Fund has adopted procedures described in the Statement of Additional Information regarding the treatment of stale checks. You may also contact your Financial Intermediary for additional information.

                             FINANCIAL HIGHLIGHTS

   The following financial highlights table are intended to help you understand the Funds' financial performance for at least the past 60 months (or, if a Fund or Class has not been in operation for 60 months, since the beginning of operations for that Fund or Class). Certain information reflects financial results for a single Fund Share throughout each of the periods shown below. The total returns in the table represent how much your investment in a Fund would have increased (or decreased) during each period, assuming reinvestment of all dividends and distributions. This information has been audited by PricewaterhouseCoopers LLP, whose report, along with the Fund's financial statements, are included in the Fund's annual report, which are available upon request. No Shares of any class of the Select Growth or Select Value Funds were issued during the periods shown. No Class I Shares of the Real Estate Securities Fund were issued during the periods shown.

Equity I Fund--Class E Shares

                                                Fiscal
                                              Year Ended
                                              October 31,
                                              -----------
                                                 2001      2000*   1999**
                                              ----------- -------  -------
    Net Asset Value, Beginning of Period.....   $ 35.21   $ 37.51  $ 38.01
                                                -------   -------  -------
    Income From Operations
     Net investment income(a)................       .15       .11      .13
     Net realized and unrealized gain (loss).     (9.62)    (1.64)    3.11
                                                -------   -------  -------
       Total income from operations..........     (9.47)    (1.53)    3.24
                                                -------   -------  -------
    Distributions
     From net investment income..............      (.13)     (.14)    (.12)
     From net realized gain..................      (.36)     (.63)   (3.62)
                                                -------   -------  -------
       Total distributions...................      (.49)     (.77)   (3.74)
                                                -------   -------  -------
    Net Asset Value, End of Period...........   $ 25.25   $ 35.21  $ 37.51
                                                =======   =======  =======
    Total Return (%)(b)......................    (27.13)    (4.02)    8.97

    Ratios/Supplemental Data:
     Net Assets, end of period (in thousands)    30,646    43,171   49,284
     Ratios to average net assets (%)(c):
       Operating expenses....................       .92       .96      .95
       Net investment income.................       .51       .38      .57

     Portfolio turnover rate (%).............    144.94    144.37   111.56

  *  For the ten months ended October 31, 2000.
  ** For the period May 14, 1999 (commencement of sale) to December 31, 1999.
 (a) Average month-end shares outstanding were used for this calculation.
 (b) Periods less than one year are not annualized.
 (c) The ratios for periods less than one year are annualized.

Equity I Fund--Class I Shares

                                            Fiscal
                                          Year Ended
                                          October 31,                        Year Ended December 31,
                                          -----------             --------------------------------------------
                                             2001       2000*        1999        1998        1997       1996
                                          ----------- ----------  ----------  ----------  ----------  --------
Net Asset Value, Beginning of Period.....  $  35.21   $    37.46  $    35.17  $    30.51  $    30.34  $  28.00
                                           --------   ----------  ----------  ----------  ----------  --------
Income From Operations
 Net investment income(a)................       .22          .19         .27         .27         .34       .42
 Net realized and unrealized gain (loss).     (9.63)       (1.63)       6.18        7.10        8.89      5.96
                                           --------   ----------  ----------  ----------  ----------  --------
   Total income from operations..........     (9.41)       (1.44)       6.45        7.37        9.23      6.38
                                           --------   ----------  ----------  ----------  ----------  --------
Distributions
 From net investment income..............      (.21)        (.18)       (.28)       (.27)       (.34)     (.42)
 From net realized gain..................      (.36)        (.63)      (3.88)      (2.44)      (8.72)    (3.62)
                                           --------   ----------  ----------  ----------  ----------  --------
   Total distributions...................      (.57)        (.81)      (4.16)      (2.71)      (9.06)    (4.04)
                                           --------   ----------  ----------  ----------  ----------  --------
Net Asset Value, End of Period...........  $  25.23   $    35.21  $    37.46  $    35.17  $    30.51  $  30.34
                                           ========   ==========  ==========  ==========  ==========  ========
Total Return (%)(b)......................    (26.98)       (3.80)      18.98       25.10       32.02     23.58

Ratios/Supplemental Data:
 Net Assets, end of period (in thousands)   813,827    1,456,456   1,632,783   1,381,704   1,136,373   961,953
 Ratios to average net assets (%)(c):
   Operating expenses....................       .71          .69         .69         .70         .70       .71
   Net investment income.................       .72          .64         .72         .82         .96      1.38

 Portfolio turnover rate (%).............    144.94       144.37      111.56      100.68      110.75     99.51

  *  For the ten months ended October 31, 2000.
 (a) For the periods subsequent to December 31, 1997, average month-end shares outstanding were used for this calculation.
 (b) Periods less than one year are not annualized.
 (c) The ratios for periods less than one year are annualized.

Equity Q Fund--Class E Shares

                                                Fiscal
                                              Year Ended
                                              October 31,
                                              -----------
                                                 2001      2000*   1999**
                                              ----------- -------  -------
    Net Asset Value, Beginning of Period.....   $ 40.70   $ 41.58  $ 42.99
                                                -------   -------  -------
    Income From Operations
     Net investment income(a)................       .20       .13      .14
     Net realized and unrealized gain (loss).     (9.75)     (.12)    4.35
                                                -------   -------  -------
       Total income from operations..........     (9.55)      .01     4.49
                                                -------   -------  -------
    Distributions
     From net investment income..............      (.17)     (.13)    (.24)
     From net realized gain..................     (1.23)     (.76)   (5.66)
                                                -------   -------  -------
       Total distributions...................     (1.40)     (.89)   (5.90)
                                                -------   -------  -------
    Net Asset Value, End of Period...........   $ 29.75   $ 40.70  $ 41.58
                                                =======   =======  =======
    Total Return (%)(b)......................    (23.98)      .17    11.01

    Ratios/Supplemental Data:
     Net Assets, end of period (in thousands)    21,979    25,205   30,746
     Ratios to average net assets (%)(c):
       Operating expenses, net...............       .89       .95      .94
       Operating expenses, gross.............       .89       .96      .94
       Net investment income.................       .58       .39      .55

     Portfolio turnover rate (%).............     79.24     59.91    90.16

  *  For the ten months ended October 31, 2000.
  ** For the period May 14, 1999 (commencement of sale) to December 31, 1999.
 (a) Average month-end shares outstanding were used for this calculation.
 (b) Periods less than one year are not annualized.
 (c) The ratios for periods less than one year are annualized.

Equity Q Fund--Class I Shares

                                            Fiscal
                                          Year Ended
                                          October 31,                       Year Ended December 31,
                                          -----------             ------------------------------------------
                                             2001       2000*        1999        1998       1997      1996
                                          ----------- ----------  ----------  ----------  --------  --------
Net Asset Value, Beginning of Period.....  $  40.69   $    41.55  $    40.22  $    35.90  $  32.94  $  30.40
                                           --------   ----------  ----------  ----------  --------  --------
Income From Operations
 Net investment income(a)................       .26          .22         .34         .32       .44       .58
 Net realized and unrealized gain (loss).     (9.72)        (.11)       8.03        8.53     10.01      6.33
                                           --------   ----------  ----------  ----------  --------  --------
   Total income from operations..........     (9.46)         .11        8.37        8.85     10.45      6.91
                                           --------   ----------  ----------  ----------  --------  --------
Distributions
 From net investment income..............      (.25)        (.21)       (.38)       (.32)     (.44)     (.59)
 From net realized gain..................     (1.23)        (.76)      (6.66)      (4.21)    (7.05)    (3.78)
                                           --------   ----------  ----------  ----------  --------  --------
   Total distributions...................     (1.48)        (.97)      (7.04)      (4.53)    (7.49)    (4.37)
                                           --------   ----------  ----------  ----------  --------  --------
Net Asset Value, End of Period...........  $  29.75   $    40.69  $    41.55  $    40.22  $  35.90  $  32.94
                                           ========   ==========  ==========  ==========  ========  ========
Total Return (%)(b)......................    (23.82)         .40       21.96       25.98     33.07     23.67

Ratios/Supplemental Data:
 Net Assets, end of period (in thousands)   983,176    1,355,536   1,363,336   1,175,900   987,760   818,281
 Ratios to average net assets (%)(c):
   Operating expenses....................       .70          .68         .69         .69       .68       .71
   Net investment income.................       .77          .66         .80         .85      1.17      1.80

 Portfolio turnover rate (%).............     79.24        59.91       90.16       74.56     94.89     74.59

  *  For the ten months ended October 31, 2000.
 (a) For the periods subsequent to December 31, 1997, average month-end shares outstanding were used for this calculation.
 (b) Periods less than one year are not annualized.
 (c) The ratios for periods less than one year are annualized.

Equity II Fund--Class E Shares

                                                Fiscal
                                              Year Ended
                                              October 31,
                                              -----------
                                                 2001      2000*   1999**
                                              ----------- -------  -------
    Net Asset Value, Beginning of Period.....   $ 38.33   $ 35.71  $ 31.37
                                                -------   -------  -------
    Income From Operations
     Net investment income(a)................       .12       .03      .02
     Net realized and unrealized gain (loss).     (5.36)     3.32     5.99
                                                -------   -------  -------
       Total income from operations..........     (5.24)     3.35     6.01
                                                -------   -------  -------
    Distributions
     From net investment income..............      (.07)     (.02)    (.01)
     From net realized gain..................     (4.78)     (.71)   (1.66)
                                                -------   -------  -------
       Total distributions...................     (4.85)     (.73)   (1.67)
                                                -------   -------  -------
    Net Asset Value, End of Period...........   $ 28.24   $ 38.33  $ 35.71
                                                =======   =======  =======
    Total Return (%)(b)......................    (14.86)     9.49    19.55

    Ratios/Supplemental Data:
     Net Assets, end of period (in thousands)    29,647    35,498   33,525
     Ratios to average net assets (%)(c):
       Operating expenses, net...............      1.08      1.13     1.17
       Operating expenses, gross.............      1.09      1.13     1.17
       Net investment income.................       .37       .10      .09

     Portfolio turnover rate (%).............    134.79    137.51   111.89

  *  For the ten months ended October 31, 2000.
  ** For the period May 14, 1999 (commencement of sale) to December 31, 1999.
 (a) Average month-end shares outstanding were used for this calculation.
 (b) Periods less than one year are not annualized.
 (c) The ratios for periods less than one year are annualized.

Equity II Fund--Class I Shares

                                            Fiscal
                                          Year Ended
                                          October 31,                   Year Ended December 31,
                                          -----------           --------------------------------------
                                             2001      2000*      1999      1998      1997      1996
                                          ----------- --------  --------  --------  --------  --------
Net Asset Value, Beginning of Period.....  $  38.35   $  35.71  $  30.94  $  32.96  $  30.05  $  28.88
                                           --------   --------  --------  --------  --------  --------
Income From Operations
 Net investment income(a)................       .18        .11       .10       .09       .11       .16
 Net realized and unrealized gain (loss).     (5.37)      3.33      6.68       .04      8.11      4.96
                                           --------   --------  --------  --------  --------  --------
   Total income from operations..........     (5.19)      3.44      6.78       .13      8.22      5.12
                                           --------   --------  --------  --------  --------  --------
Distributions
 From net investment income..............      (.09)      (.09)     (.10)     (.10)     (.11)     (.16)
 From net realized gain..................     (4.78)      (.71)    (1.91)    (2.05)    (5.20)    (3.79)
                                           --------   --------  --------  --------  --------  --------
   Total distributions...................     (4.87)      (.80)    (2.01)    (2.15)    (5.31)    (3.95)
                                           --------   --------  --------  --------  --------  --------
Net Asset Value, End of Period...........  $  28.29   $  38.35  $  35.71  $  30.94  $  32.96  $  30.05
                                           ========   ========  ========  ========  ========  ========
Total Return (%)(b)......................    (14.69)      9.73     22.60       .70     28.66     18.51

Ratios/Supplemental Data:
 Net Assets, end of period (in thousands)   584,718    769,096   752,530   533,819   482,159   365,955
 Ratios to average net assets (%)(c):
   Operating expenses....................       .90        .88       .92       .91       .92       .95
   Net investment income.................       .55        .35       .31       .29       .35       .52

 Portfolio turnover rate (%).............    134.79     137.51    111.89    128.87    103.00    120.78

  *  For the ten months ended October 31, 2000.
 (a) For the periods subsequent to December 31, 1997, average month-end shares outstanding were used for this calculation.
 (b) Periods less than one year are not annualized.
 (c) The ratios for periods less than one year are annualized.

Select Growth Fund--Class E Shares

                                                          2001*
                                                         -------
               Net Asset Value, Beginning of Period..... $ 10.00
                                                         -------
               Income From Operations
                Net investment income (loss)(a).........    (.02)
                Net realized and unrealized gain (loss).   (3.30)
                                                         -------
                  Total income from operations..........   (3.32)
                                                         -------
               Net Asset Value, End of Period........... $  6.68
                                                         =======
               Total Return (%)(b)......................  (33.20)

               Ratios/Supplemental Data:
                Net Assets, end of period (in thousands)   2,714
                Ratios to average net assets (%)(c):
                  Operating expenses, net...............    1.29
                  Operating expenses, gross.............    2.05
                  Net investment income (loss)..........    (.45)

                Portfolio turnover rate (%).............  169.36

  * For the period January 31, 2001 (commencement of operations) to October 31, 2001.
 (a) Average month-end shares outstanding were used for this calculation.
 (b) Periods less than one year are not annualized.
 (c) The ratios for periods less than one year are annualized.

Select Growth Fund--Class I Shares

                                                          2001*
                                                         -------
               Net Asset Value, Beginning of Period..... $ 10.00
                                                         -------
               Income From Operations
                Net investment income(loss)(a)**........      --
                Net realized and unrealized gain (loss).   (3.29)
                                                         -------
                  Total income from operations..........   (3.29)
                                                         -------
               Net Asset Value, End of Period........... $  6.71
                                                         =======
               Total Return (%)(b)......................  (32.90)

               Ratios/Supplemental Data:
                Net Assets, end of period (in thousands)  21,044
                Ratios to average net assets (%)(c):
                  Operating expenses, net...............      89
                  Operating expenses, gross.............    1.75
                  Net investment income (loss)..........    (.03)

                Portfolio turnover rate (%).............  169.36

  * For the period January 31, 2001 (commencement of operations) to October 31, 2001.
  ** Less than $.01 per share for the period ended October 31, 2001.
 (a) Average month-end shares outstanding were used for this calculation.
 (b) Periods less than one year are not annualized.
 (c) The ratios for periods less than one year are annualized.

Select Value Fund--Class E Shares

                                                          2001*
                                                         -------
               Net Asset Value, Beginning of Period..... $ 10.00
                                                         -------
               Income From Operations
                Net investment income(a)................     .05
                Net realized and unrealized gain (loss).   (1.48)
                                                         -------
                  Total income from operations..........   (1.43)
                                                         -------
               Distributions
                From net investment income..............    (.04)
                                                         -------
               Net Asset Value, End of Period........... $  8.53
                                                         =======
               Total Return (%)(b)......................  (14.33)

               Ratios/Supplemental Data:
                Net Assets, end of period (in thousands)   3,155
                Ratios to average net assets (%)(c):
                  Operating expenses, net...............    1.25
                  Operating expenses, gross.............    1.85
                  Net investment income.................      76

                Portfolio turnover rate (%).............   71.75

  * For the period January 31, 2001 (commencement of operations) to October 31, 2001.
 (a) Average month-end shares outstanding were used for this calculation.
 (b) Periods less than one year are not annualized.
 (c) The ratios for periods less than one year are annualized.

Select Value Fund--Class I Shares

                                                          2001*
                                                         -------
               Net Asset Value, Beginning of Period..... $ 10.00
                                                         -------
               Income From Operations
                Net investment income(a)................     .09
                Net realized and unrealized gain (loss).   (1.48)
                                                         -------
                  Total income from operations..........   (1.39)
                                                         -------
               Distributions
                From net investment income..............    (.07)
                                                         -------
               Net Asset Value, End of Period........... $  8.54
                                                         =======
               Total Return (%)(b)......................  (13.92)

               Ratios/Supplemental Data:
                Net Assets, end of period (in thousands)  28,983
                Ratios to average net assets (%)(c):
                  Operating expenses, net...............     .79
                  Operating expenses, gross.............    1.48
                  Net investment income.................    1.25

                Portfolio turnover rate (%).............   71.75

  * For the period January 31, 2001 (commencement of operation) to October 31, 2001.
 (a) Average month-end shares outstanding were used for this calculation.
 (b) Periods less than one year are not annualized.
 (c) The ratios for periods less than one year are annualized.

Equity III Fund--Class E Shares

                                                Fiscal
                                              Year Ended
                                              October 31,
                                              -----------
                                                 2001      2000*   1999**
                                              ----------- -------  -------
    Net Asset Value, Beginning of Period.....   $ 26.32   $ 26.18  $ 30.27
                                                -------   -------  -------
    Income From Operations
     Net investment income(a)................       .21       .20      .21
     Net realized and unrealized gain (loss).     (3.96)      .15    (2.12)
                                                -------   -------  -------
       Total income from operations..........     (3.75)      .35    (1.91)
                                                -------   -------  -------
    Distributions
     From net investment income..............      (.19)     (.21)    (.25)
     From net realized gain..................        --        --    (1.93)
                                                -------   -------  -------
       Total distributions...................      (.19)     (.21)   (2.18)
                                                -------   -------  -------
    Net Asset Value, End of Period...........   $ 22.38   $ 26.32  $ 26.18
                                                =======   =======  =======
    Total Return (%)(b)......................    (14.30)     1.40    (6.13)

    Ratios/Supplemental Data:
     Net Assets, end of period (in thousands)     3,971     6,327    7,927
     Ratios to average net assets (%)(c):
       Operating expenses....................      1.18      1.17     1.03
       Net investment income.................        83        97     1.25

     Portfolio turnover rate (%).............    118.26    108.39   146.28

  *  For the ten months ended October 31, 2000.
  ** For the period May 14, 1999 (commencement of sale) to December 31, 1999.
 (a) Average month-end shares outstanding were used for this calculation.
 (b) Periods less than one year are not annualized.
 (c) The ratios for periods less than one year are annualized.

Equity III Fund--Class I Shares

                                            Fiscal
                                          Year Ended
                                          October 31,                   Year Ended December 31,
                                          -----------           --------------------------------------
                                             2001      2000*      1999      1998      1997      1996
                                          ----------- --------  --------  --------  --------  --------
Net Asset Value, Beginning of Period.....   $ 26.33   $  26.18  $  29.12  $  29.80  $  29.68  $  29.11
                                            -------   --------  --------  --------  --------  --------
Income From Operations
 Net investment income(a)................       .27        .25       .40       .47       .60       .70
 Net realized and unrealized gain (loss).     (3.96)       .15      (.41)     2.75      8.69      5.10
                                            -------   --------  --------  --------  --------  --------
   Total income from operations..........     (3.69)       .40      (.01)     3.22      9.29      5.80
                                            -------   --------  --------  --------  --------  --------
Distributions
 From net investment income..............      (.26)      (.25)     (.40)     (.47)     (.61)     (.71)
 From net realized gain..................        --         --     (2.53)    (3.43)    (8.56)    (4.52)
                                            -------   --------  --------  --------  --------  --------
   Total distributions...................      (.26)      (.25)    (2.93)    (3.90)    (9.17)    (5.23)
                                            -------   --------  --------  --------  --------  --------
Net Asset Value, End of Period...........   $ 22.38   $  26.33  $  26.18  $  29.12  $  29.80  $  29.68
                                            =======   ========  ========  ========  ========  ========
Total Return (%)(b)......................    (14.09)      1.59       .25     11.53     33.13     20.90

Ratios/Supplemental Data:
 Net Assets, end of period (in thousands)    75,578    129,405   168,361   210,491   242,112   221,778
 Ratios to average net assets (%)(c):
   Operating expenses....................       .93        .92       .79       .74       .78       .79
   Net investment income.................      1.08       1.22      1.39      1.54      1.77      2.23

 Portfolio turnover rate (%).............    118.26     108.39    146.28    135.53    128.86    100.78

  *  For the ten months ended October 31, 2000.
 (a) For the periods subsequent to December 31, 1997, average month-end shares outstanding were used for this calculation.
 (b) Periods less than one year are not annualized.
 (c) The ratios for periods less than one year are annualized.

Real Estate Securities Fund--Class E Shares

                                            Fiscal
                                          Year Ending
                                          October 31,             Year Ended December 31,
                                          -----------         -------------------------------
                                             2001     2000*    1999    1998     1997   1996**
                                          ----------- ------  ------  -------  ------  ------
Net Asset Value, Beginning of Period.....   $ 26.07   $22.76  $24.27  $ 31.02  $29.18  $26.67
                                            -------   ------  ------  -------  ------  ------
Income From Operations
 Net investment income(a)................      1.38      .98    1.28     1.26    1.14     .24
 Net realized and unrealized gain (loss).      1.03     3.14   (1.24)   (6.12)   3.95    3.85
                                            -------   ------  ------  -------  ------  ------
   Total income from operations..........      2.41     4.12     .04    (4.86)   5.09    4.09
                                            -------   ------  ------  -------  ------  ------
Distributions
 From net investment income..............     (1.34)    (.81)  (1.55)   (1.43)  (1.04)   (.32)
 From net realized gain..................        --       --      --     (.46)  (2.21)  (1.26)
                                            -------   ------  ------  -------  ------  ------
   Total distributions...................     (1.34)    (.81)  (1.55)   (1.89)  (3.25)  (1.58)
                                            -------   ------  ------  -------  ------  ------
Net Asset Value, End of Period...........   $ 27.14   $26.07  $22.76  $ 24.27  $31.02  $29.18
                                            =======   ======  ======  =======  ======  ======
Total Return (%)(b)......................      9.23    18.24     .30   (16.25)  18.20   15.75

Ratios/Supplemental Data:
 Net Assets, end of period (in thousands)    11,415    9,094   7,134      843     388     101
 Ratios to average net assets (%)(c):
   Operating expenses....................      1.42     1.41    1.39     1.47    1.71    1.77
   Net investment income.................      4.96     4.78    5.42     4.90    3.94    5.31

 Portfolio turnover rate (%).............     44.50    53.30   42.69    42.58   49.40   51.75

  *  For the ten months ended October 31, 2000.
  ** For the period November 4, 1996 (commencement of sale) to December 31,
     1996.
 (a) For the periods subsequent to December 31, 1997, average month-end shares outstanding were used for this calculation.
 (b) Periods less than one year are not annualized.
 (c) The ratios for periods less than one year are annualized.

International Fund--Class E Shares

                                                Fiscal
                                              Year Ended
                                              October 31,
                                              -----------
                                                 2001      2000*   1999**
                                              ----------- -------  -------
    Net Asset Value, Beginning of Period.....   $ 39.51   $ 46.68  $ 39.07
                                                -------   -------  -------
    Income From Operations
     Net investment income(a)................       .28       .53      .24
     Net realized and unrealized gain (loss).     (9.53)    (6.26)    9.73
                                                -------   -------  -------
       Total income from operations..........     (9.25)    (5.73)    9.97
                                                -------   -------  -------
    Distributions
     From net investment income..............        --        --     (.38)
     From net realized gain..................     (1.92)    (1.44)   (1.98)
                                                -------   -------  -------
       Total distributions...................     (1.92)    (1.44)   (2.36)
                                                -------   -------  -------
    Net Asset Value, End of Period...........   $ 28.34   $ 39.51  $ 46.68
                                                =======   =======  =======
    Total Return (%)(b)......................    (24.54)   (12.59)   25.87

    Ratios/Supplemental Data:
     Net Assets, end of period (in thousands)    19,449    25,984   30,541
     Ratios to average net assets (%)(c):
       Operating expenses....................      1.26      1.28     1.27
       Net investment income.................       .82      1.50      .92

     Portfolio turnover rate (%).............    111.84    105.17   118.99

  *  For the ten months ended October 31, 2000.
  ** For the period May 14, 1999 (commencement of sale) to December 31, 1999.
 (a) Average month-end shares outstanding were used for this calculation.
 (b) Periods less than one year are not annualized.
 (c) The ratios for periods less than one year are annualized.

International Fund--Class I Shares

                                            Fiscal
                                          Year Ended
                                          October 31,                       Year Ended December 31,
                                          -----------             ------------------------------------------
                                             2001       2000*        1999        1998       1997      1996
                                          ----------- ----------  ----------  ----------  --------  --------
Net Asset Value, Beginning of Period.....  $  39.60   $    46.67  $    38.03  $    34.60  $  37.39  $  36.26
                                           --------   ----------  ----------  ----------  --------  --------
Income From Operations
 Net investment income(a)................       .34          .64         .43         .52       .46       .44
 Net realized and unrealized gain (loss).     (9.52)       (6.27)      10.93        4.10      (.28)     2.41
                                           --------   ----------  ----------  ----------  --------  --------
   Total income from operations..........     (9.18)       (5.63)      11.36        4.62       .18      2.85
                                           --------   ----------  ----------  ----------  --------  --------
Distributions
 From net investment income..............      (.12)          --        (.48)       (.59)     (.55)     (.35)
 From net realized gain..................     (1.92)       (1.44)      (2.24)       (.60)    (2.42)    (1.37)
                                           --------   ----------  ----------  ----------  --------  --------
   Total distributions...................     (2.04)       (1.44)      (2.72)      (1.19)    (2.97)    (1.72)
                                           --------   ----------  ----------  ----------  --------  --------
Net Asset Value, End of Period...........  $  28.38   $    39.60  $    46.67  $    38.03  $  34.60  $  37.39
                                           ========   ==========  ==========  ==========  ========  ========
Total Return (%)(b)......................    (24.37)      (12.38)      30.46       13.52       .58      7.98

Ratios/Supplemental Data:
 Net Assets, end of period (in thousands)   658,920    1,104,284   1,263,676   1,013,679   972,735   944,380
 Ratios to average net assets (%)(c):
   Operating expenses, net...............      1.06         1.00        1.00         .98      1.00      1.04
   Operating expenses, gross.............      1.06         1.00        1.00         .98      1.00      1.05
   Net investment income.................      1.00         1.76        1.07        1.38      1.14      1.20

 Portfolio turnover rate (%).............    111.84       105.17      118.99       64.47     79.45     42.69

  *  For the ten months ended October 31, 2000.
 (a) For the periods subsequent to December 31, 1997, average month-end shares outstanding were used for this calculation.
 (b) Periods less than one year are not annualized.
 (c) The ratios for periods less than one year are annualized.

Fixed Income I Fund--Class E Shares

                                                Fiscal
                                              Year Ended
                                              October 31,
                                              -----------
                                                 2001      2000*   1999**
                                              ----------- -------  -------
    Net Asset Value, Beginning of Period.....   $ 20.79   $ 20.30  $ 21.25
                                                -------   -------  -------
    Income From Operations
     Net investment income(a)................      1.19      1.07       74
     Net realized and unrealized gain (loss).      1.58       .40     (.81)
                                                -------   -------  -------
       Total income from operations..........      2.77      1.47     (.07)
                                                -------   -------  -------
    Distributions
     From net investment income..............     (1.24)     (.98)    (.88)
                                                -------   -------  -------
    Net Asset Value, End of Period...........   $ 22.32   $ 20.79  $ 20.30
                                                =======   =======  =======
    Total Return (%)(b)......................     13.72      7.36     (.32)

    Ratios/Supplemental Data:
     Net Assets, end of period (in thousands)    35,123    33,322   35,950
     Ratios to average net assets (%)(c):
       Operating expenses, net...............       .61       .67      .66
       Operating expenses, gross.............       .61       .68      .66
       Net investment income.................      5.51      6.31     5.79

     Portfolio turnover rate (%).............    188.97    117.94   138.69

  *  For the ten months ended October 31, 2000.
  ** For the period May 14, 1999 (commencement of sale) to December 31, 1999.
 (a) Average month-end shares outstanding were used for this calculation.
 (b) Periods less than one year are not annualized.
 (c) The ratios for periods less than one year are annualized.

Fixed Income I Fund--Class I Shares

                                            Fiscal
                                          Year Ended
                                          October 31,                    Year Ended December 31,
                                          -----------           ----------------------------------------
                                             2001      2000*       1999       1998      1997      1996
                                          ----------- --------  ----------  --------  --------  --------
Net Asset Value, Beginning of Period.....  $  20.79   $  20.27  $    21.76  $  21.51  $  20.99  $  21.59
                                           --------   --------  ----------  --------  --------  --------
Income From Operations
 Net investment income(a)................      1.24       1.13        1.28      1.32      1.37      1.38
 Net realized and unrealized gain (loss).      1.58        .39       (1.50)      .45       .54      (.62)
                                           --------   --------  ----------  --------  --------  --------
   Total income from operations..........      2.82       1.52        (.22)     1.77      1.91       .76
                                           --------   --------  ----------  --------  --------  --------
Distributions
 From net investment income..............     (1.29)     (1.00)      (1.25)    (1.31)    (1.39)    (1.36)
 From net realized gain..................        --         --        (.02)     (.21)       --        --
                                           --------   --------  ----------  --------  --------  --------
   Total distributions...................     (1.29)     (1.00)      (1.27)    (1.52)    (1.39)    (1.36)
                                           --------   --------  ----------  --------  --------  --------
Net Asset Value, End of Period...........  $  22.32   $  20.79  $    20.27  $  21.76  $  21.51  $  20.99
                                           ========   ========  ==========  ========  ========  ========
Total Return (%)(b)......................     13.98       7.63       (1.04)     8.37      9.42      3.75

Ratios/Supplemental Data:
 Net Assets, end of period (in thousands)   827,324    902,895   1,051,362   978,491   798,252   662,899
 Ratios to average net assets (%)(c):
   Operating expenses....................       .39        .40         .39       .39       .42       .42
   Net investment income.................      5.75       6.59        6.05      6.03      6.54      6.57

 Portfolio turnover rate (%).............    188.97     117.94      138.69    226.70    165.81    147.31

  *  For the ten months ended October 31, 2000.
 (a) For the periods subsequent to December 31, 1997, average month-end shares outstanding were used for this calculation.
 (b) Periods less than one year are not annualized.
 (c) The ratios for periods less than one year are annualized.

Fixed Income III Fund--Class E Shares

                                                Fiscal
                                              Year Ended
                                              October 31,
                                              -----------
                                                 2001      2000*   1999**
                                              ----------- -------  -------
    Net Asset Value, Beginning of Period.....   $  9.77   $  9.61  $ 10.12
                                                -------   -------  -------
    Income From Operations
     Net investment income(a)................       .57       .51      .35
     Net realized and unrealized gain (loss).       .61       .11     (.43)
                                                -------   -------  -------
       Total income from operations..........      1.18       .62     (.08)
                                                -------   -------  -------
    Distributions
     From net investment income..............      (.58)     (.46)    (.43)
                                                -------   -------  -------
    Net Asset Value, End of Period...........   $ 10.37   $  9.77  $  9.61
                                                =======   =======  =======
    Total Return (%)(b)......................     12.47      6.55     (.83)

    Ratios/Supplemental Data:
     Net Assets, end of period (in thousands)     6,037     5,362    2,367
     Ratios to average net assets (%)(c):
       Operating expenses, net...............       .93       .99      .94
       Operating expenses, gross.............       .94      1.15      .94
       Net investment income.................      5.66      6.37     5.63

     Portfolio turnover rate (%).............    165.41    108.08   131.38

  *  For the ten months ended October 31, 2000.
  ** For the period May 14, 1999 (commencement of sale) to December 31, 1999.
 (a) Average month-end shares outstanding were used for this calculation.
 (b) Periods less than one year are not annualized.
 (c) The ratios for periods less than one year are annualized.

Fixed Income III Fund--Class I Shares

                                            Fiscal
                                          Year Ended
                                          October 31,                   Year Ended December 31,
                                          -----------           --------------------------------------
                                             2001      2000*      1999      1998      1997      1996
                                          ----------- --------  --------  --------  --------  --------
Net Asset Value, Beginning of Period.....  $   9.76   $   9.59  $  10.22  $  10.42  $  10.17  $  10.34
                                           --------   --------  --------  --------  --------  --------
Income From Operations
 Net investment income(a)................       .59        .53       .59       .62       .63       .64
 Net realized and unrealized gain (loss).       .63        .11      (.62)      .08       .32      (.16)
                                           --------   --------  --------  --------  --------  --------
   Total income from operations..........      1.22        .64      (.03)      .70       .95       .48
                                           --------   --------  --------  --------  --------  --------
Distributions
 From net investment income..............      (.62)      (.47)     (.60)     (.62)     (.64)     (.65)
 From net realized gain..................        --         --        --      (.28)     (.06)       --
                                           --------   --------  --------  --------  --------  --------
   Total distributions...................      (.62)      (.47)     (.60)     (.90)     (.70)     (.65)
                                           --------   --------  --------  --------  --------  --------
Net Asset Value, End of Period...........  $  10.36   $   9.76  $   9.59  $  10.22  $  10.42  $  10.17
                                           ========   ========  ========  ========  ========  ========
Total Return (%)(b)......................     12.76       6.75      (.29)     6.80      9.64      4.88

Ratios/Supplemental Data:
 Net Assets, end of period (in thousands)   408,341    456,160   467,268   462,190   382,433   292,077
 Ratios to average net assets (%)(c):
   Operating expenses, net...............       .72        .73       .69       .67       .70       .73
   Operating expenses, gross.............       .72        .74       .69       .67       .70       .73
   Net investment income.................      5.87       6.58      5.91      5.91      6.13      6.32

 Portfolio turnover rate (%).............    165.41     108.08    131.38    342.49    274.84    144.26

  *  For the ten months ended October 31, 2000.
 (a) For the periods subsequent to December 31, 1997, average month-end shares outstanding were used for this calculation.
 (b) Periods less than one year are not annualized.
 (c) The ratios for periods less than one year are annualized.

Emerging Markets Fund--Class E Shares

                                             Fiscal
                                           Year Ended             Year Ended
                                           October 31,           December 31,
                                           -----------          --------------
                                              2001      2000*    1999   1998**
                                           ----------- -------  ------  ------
 Net Asset Value, Beginning of Period.....   $  9.24   $ 12.51  $ 8.48  $ 7.37
                                             -------   -------  ------  ------
 Income From Operations
  Net investment income (loss)(a).........       .02      (.03)   (.04)   (.02)
  Net realized and unrealized gain (loss).     (2.25)    (3.20)   4.14    1.13
                                             -------   -------  ------  ------
    Total income from operations..........     (2.23)    (3.23)   4.10    1.11
                                             -------   -------  ------  ------
 Distributions
  From net investment income..............        --      (.04)   (.07)     --
                                             -------   -------  ------  ------
 Net Asset Value, End of Period...........   $  7.01   $  9.24  $12.51  $ 8.48
                                             =======   =======  ======  ======
 Total Return (%)(b)......................    (24.13)   (25.90)  48.71   15.06

 Ratios/Supplemental Data:
  Net Assets, end of period (in thousands)     6,959     6,388   6,314      39
  Ratios to average net assets (%)(c)(d):.
    Operating expenses, net...............      2.33      2.16    2.17      --
    Operating expenses, gross.............      2.33      2.17    2.17      --
    Net investment income (loss)..........       .21      (.30)   (.40)     --

  Portfolio turnover rate (%).............     83.74     73.11   94.85   59.35

  *  For the ten months ended October 31, 2000.
  ** For the period September 22, 1998 (commencement of sale) to December 31,
     1998.
 (a) Average month-end shares outstanding were used for this calculation.
 (b) Periods less than one year are not annualized.
 (c) The ratios for the periods less than one year are annualized.
 (d) The ratios for period ended December 31, 1998 are not meaningful due to the Class's short period of operation.

Emerging Markets Fund--Class S Shares

                                            Fiscal
                                          Year Ended
                                          October 31,                   Year Ended December 31,
                                          -----------           --------------------------------------
                                             2001      2000*      1999      1998      1997      1996
                                          ----------- --------  --------  --------  --------  --------
Net Asset Value, Beginning of Period.....  $   9.25   $  12.52  $   8.48  $  11.79  $  12.35  $  11.16
                                           --------   --------  --------  --------  --------  --------
Income From Operations
 Net investment income (loss)(a)**.......       .04         --       .03       .12       .14       .10
 Net realized and unrealized gain (loss).     (2.24)     (3.21)     4.10     (3.35)     (.56)     1.26
                                           --------   --------  --------  --------  --------  --------
   Total income from operations..........     (2.20)     (3.21)     4.13     (3.23)     (.42)     1.36
                                           --------   --------  --------  --------  --------  --------
Distributions
 From net investment income..............        --       (.06)     (.09)     (.08)     (.14)     (.17)
                                           --------   --------  --------  --------  --------  --------
Net Asset Value, End of Period...........  $   7.05   $   9.25  $  12.52  $   8.48  $  11.79  $  12.35
                                           ========   ========  ========  ========  ========  ========
Total Return (%)(b)......................    (23.89)    (25.79)    49.03    (27.57)    (3.45)    12.26

Ratios/Supplemental Data:
 Net Assets, end of period (in thousands)   273,486    359,201   430,794   294,349   333,052   271,490
 Ratios to average net assets (%)(c):
   Operating expenses, net...............      2.09       1.91      1.91      1.75      1.64      1.71
   Operating expenses, gross.............      2.09       1.92      1.91      1.75      1.64      1.72
   Net investment income (loss)..........       .44       (.02)      .26      1.20       .87       .77

 Portfolio turnover rate (%).............     83.74      73.11     94.85     59.35     50.60     34.62

  *  For the ten months ended October 31, 2000.
  ** Less than $.01 per share for the period ended October 31, 2000.
 (a) For the periods subsequent to December 31, 1997, average month-end shares outstanding were used for this calculation.
 (b) Periods less than one year are not annualized.
 (c) The ratios for periods less than one year are annualized.

Short Term Bond Fund--Class E Shares

                                                 Fiscal
                                               Year Ended
                                               October 31,
                                               -----------
                                                  2001     2000*   1999**
                                               ----------- ------  -------
     Net Asset Value, Beginning of Period.....   $ 18.24   $18.08  $ 18.51
                                                 -------   ------  -------
     Income From Operations
      Net investment income(a)................      1.02      .88      .80
      Net realized and unrealized gain (loss).       .85      .07     (.34)
                                                 -------   ------  -------
        Total income from operations..........      1.87      .95      .46
                                                 -------   ------  -------
     Distributions
      From net investment income..............     (1.09)    (.79)    (.89)
                                                 -------   ------  -------
     Net Asset Value, End of Period...........   $ 19.02   $18.24  $ 18.08
                                                 =======   ======  =======
     Total Return (%)(b)......................     10.54     5.36     2.53

     Ratios/Supplemental Data:
      Net Assets, end of period (in thousands)    17,685    9,898    8,693
      Ratios to average net assets (%)(c):
        Operating expenses, net...............       .77      .89      .97
        Operating expenses, gross.............       .91      .91      .97
        Net investment income.................      5.48     5.77     5.05

      Portfolio turnover rate (%).............    260.94    92.31   177.08

  *  For the ten months ended October 31, 2000.
  ** For the period February 18, 1999 (commencement of sale) to December 31,
     1999.
 (a) Average month-end shares outstanding were used for this calculation.
 (b) Periods less than one year are not annualized.
 (c) The ratios for periods less than one year are annualized.

Short Term Bond Fund--Class S Shares

                                            Fiscal
                                          Year Ended
                                          October 31,                   Year Ended December 31,
                                          -----------           --------------------------------------
                                             2001      2000*      1999      1998      1997      1996
                                          ----------- --------  --------  --------  --------  --------
Net Asset Value, Beginning of Period.....  $  18.22   $  18.03  $  18.46  $  18.35  $  18.36  $  18.55
                                           --------   --------  --------  --------  --------  --------
Income From Operations
 Net investment income(a)................      1.07        .91       .90       .99      1.08      1.04
 Net realized and unrealized gain (loss).       .83        .09      (.36)      .11        --      (.19)
                                           --------   --------  --------  --------  --------  --------
   Total income from operations..........      1.90       1.00       .54      1.10      1.08       .85
                                           --------   --------  --------  --------  --------  --------
Distributions
 From net investment income..............     (1.13)      (.81)     (.97)     (.99)    (1.09)    (1.04)
                                           --------   --------  --------  --------  --------  --------
Net Asset Value, End of Period...........  $  18.99   $  18.22  $  18.03  $  18.46  $  18.35  $  18.36
                                           ========   ========  ========  ========  ========  ========
Total Return (%)(b)......................     10.76       5.64      3.03      6.09      6.02      4.76

Ratios/Supplemental Data:
 Net Assets, end of period (in thousands)   401,137    422,884   447,590   260,539   229,470   222,983
 Ratios to average net assets (%)(c):
   Operating expenses, net...............       .52        .64       .74       .66       .66       .70
   Operating expenses, gross.............       .67        .66       .74       .66       .66       .70
   Net investment income.................      5.76       6.00      5.22      5.37      5.70      5.70

 Portfolio turnover rate (%).............    260.94      92.31    177.08    129.85    213.14    264.40

  *  For the ten months ended October 31, 2000.
 (a) For the periods subsequent to December 31, 1997, average month-end shares outstanding were used for this calculation.
 (b) Periods less than one year are not annualized.
 (c) The ratios for periods less than one year are annualized.

                           MONEY MANAGER INFORMATION

   The money managers have no affiliations with the Funds or the Funds' service providers other than their management of Fund assets. Each money manager has been in business for at least three years, and is principally engaged in managing institutional investment accounts. These managers may also serve as managers or advisers to other investment companies unaffiliated with FRIC, other FRIC funds, or to other clients of FRIMCo or of Frank Russell Company, including Frank Russell Company's wholly-owned subsidiary, Frank Russell Trust Company.

                                 Equity I Fund

   Alliance Capital Management L.P., 601 2nd Avenue South, Suite 5000,
      Minneapolis, MN 55402-4322.

   Barclays Global Investors, 45 Fremont Street, 17th Floor, San Francisco, CA
      94105.

   Jacobs Levy Equity Management, Inc., 100 Campus Drive, P.O. Box 650, Florham
      Park, NJ 07932-0650.

   Marsico Capital Management Company, LLC, 1200 17th Street, Suite 1300,
      Denver, CO 80202.

   MFS Institutional Advisors, Inc., 500 Boylston Street, Boston, MA 02116-3741.

   Peachtree Asset Management, One Peachtree Center, Suite 4500, 303 Peachtree
      Street N.E., Atlanta, GA 30308.

   Strong Capital Management, Inc., 100 Heritage Reserve, Menomonee Falls, WI
      53051.

   Suffolk Capital Management, LLC, 1633 Broadway, 40th Floor, New York, NY
      10019.

   Turner Investment Partners, Inc., 1235 Westlakes Drive, Suite 350, Berwyn,
      PA 19312.

   Westpeak Global Advisors, L.P., 1470 Walnut Street, Boulder, CO 80302.

                                 Equity Q Fund

   Barclays Global Investors, 45 Fremont Street, 17th Floor, San Francisco, CA
      94105.

   Franklin Portfolio Associates LLC, Two International Place, 22nd Floor,
      Boston, MA 02110-4104.

   Jacobs Levy Equity Management, Inc., 100 Campus Drive, P.O. Box 650, Florham
      Park, NJ 07932-0650.

   J.P. Morgan Investment Management Inc., 522 Fifth Ave., 6th Floor, New York,
      NY 10036.

                                Equity II Fund

   CapitalWorks Investment Partners, LLC, 402 West Broadway, 25th Floor, San
      Diego, CA 92101.

   David J. Greene and Company, LLC, 599 Lexington Avenue, New York, NY 10022.

   Delphi Management, Inc., 50 Rowes Wharf, Suite 440, Boston, MA 02110.

   GlobeFlex Capital, L.P., 4365 Executive Drive, Suite 720, San Diego, CA
      92121.

   Jacobs Levy Equity Management, Inc., 100 Campus Drive, P.O. Box 650, Florham
      Park, NJ 07932-0650.

   Sirach Capital Management, Inc., 520 Pike Street, Suite 2800, Seattle, WA
      98101.

   Suffolk Capital Management, LLC, 1633 Broadway, 40th Floor, New York, NY
      10019.

   TimesSquare Capital Management, Inc., Four Times Square, 25th Floor, New
      York, NY 10036-9998.

   Westpeak Global Advisors, L.P., 1470 Walnut Street, Boulder, CO 80302.

                              Select Growth Fund

   (i.e CapitalWorks Investment Partners, LLC, 402 West Broadway, 25th Floor,
      San Diego, CA 92101.

   Fuller & Thaler Asset Management, Inc. 411 Borel Avenue, Suite 402, San
      Mateo, CA 94402.

   Strong Capital Management, Inc., 100 Heritage Reserve, Menomonee Falls, WI
      53051.

   TCW Investment Management Co., 865 Figueroa Street, Suite 1800, Los Angeles,
      CA 90017.

   Turner Investment Partners, Inc., 1235 Westlakes Drive, Suite 350, Berwyn,
      PA 19312.

                               Select Value Fund

   Iridian Asset Management LLC, 276 Post Road West, Westport, CT 06880-4704.

   MFS Institutional Advisors, Inc., 500 Boylston Street, Boston, MA 02116-3741.

   Systematic Financial Management, L.P., 300 Frank Burr Boulevard, Glenpoint
      East, 7th Floor, Teaneck, NJ 07666-6703.

                                Equity III Fund

   Barclays Global Investors, 45 Fremont Street, 17th Floor, San Francisco, CA
      94105.

   Iridian Asset Management LLC, 276 Post Road West, Westport, CT 06880-4704.

   Westpeak Global Advisors, L.P., 1470 Walnut Street, Boulder, CO 80302.


                          Real Estate Securities Fund



   AEW Management and Advisors, L.P., World Trade Center East, Two Seaport
      Lane, Boston, MA 02110-2021.



   Cohen & Steers Capital Management, Inc., 757 Third Avenue, New York, NY
      10017.



   Security Capital Research & Management Incorporated, 11 South LaSalle
      Street, 2nd Floor, Chicago, IL 60603.


                              International Fund

   Alliance Capital Management L.P., 601 2nd Avenue South, Suite 5000,
      Minneapolis, MN 55402-4322.

   Capital International, Inc., 11100 Santa Monica Blvd., Suite 1500, Los
      Angeles, CA 90025.

   Delaware International Advisers Ltd., 80 Cheapside, 3rd Floor, London EC2V
      6EE England.

   Driehaus Capital Management, Inc., 25 East Erie Street, Chicago, IL
      60611-2703.

   Fidelity Management & Research Company, 82 Devonshire Street, Boston, MA
      02109.

   J.P. Morgan Investment Management Inc., 522 Fifth Ave., 6th Floor, New York,
      NY 10036.

   Marvin & Palmer Associates, Inc., 1201 North Market Street, Suite 2300,
      Wilmington, DE 19801-1165.

   Mastholm Asset Management, LLC, 10500 N.E. 8th Street, Suite 660, Bellevue,
      WA 98004.

   Oechsle International Advisors, LLC, One International Place, 23rd Floor,
      Boston, MA 02110.

   The Boston Company Asset Management, LLC, One Boston Place, 14th Floor,
      Boston, MA 02108-4402.

                              Fixed Income I Fund

   Lincoln Capital Management Company, 200 South Wacker Drive, Suite 2100,
      Chicago, IL 60606.

   Pacific Investment Management Company LLC, 840 Newport Center Drive, Suite
      360, P.O. Box 6430, Newport Beach, CA 92658-6430.

   TimesSquare Capital Management, Inc., Four Times Square, 25th Floor, New
      York, NY 10036-9998.

                             Fixed Income III Fund

   Delaware Management Company, a series of Delaware Management Business Trust,
      2005 Market Street, Philadelphia, PA 19103-7094.

   Morgan Stanley Investments, LP, One Tower Bridge, Suite 1100,W.
      Conshohocken, PA 19428-2899.

   Pacific Investment Management Company LLC, 840 Newport Center Drive, Suite
      360, P.O. Box 6430, Newport Beach, CA 92658-6430.

   TimesSquare Capital Management, Inc., Four Times Square, 25th Floor, New
      York, NY 10036-9998.



                             Emerging Markets Fund

   Alliance Capital Management L.P., 601 2nd Avenue South, Suite 5000,
      Minneapolis, MN 55402-4322.

   Foreign & Colonial Emerging Markets Limited, Exchange House, Primrose
      Street, London EC2A 2NY England.

   Genesis Asset Managers Limited, 21 Knightsbridge, London SW1X 7LY England.

   Nicholas Applegate Capital Management, 600 W. Broadway, 29th Floor, San
      Diego, CA 92101.

   Schroder Investment Management North America Ltd., 787 Seventh Avenue, 34th
      Floor, New York, NY 10019.

                             Short Term Bond Fund

   BlackRock Financial Management, Inc., 345 Park Ave., 29th Floor, New York,
      NY 10154-0004.

   Merganser Capital Management LP, One Cambridge Center, Suite 402, Cambridge,
      MA 02142-1611.

   Pacific Investment Management Company LLC, 840 Newport Center Drive, Suite
      360, P.O. Box 6430, Newport Beach, CA 92658-6430.

   STW Fixed Income Management, 200 East Carrillo Street, Suite 100, Santa
      Barbara, CA 93101-2143.

   When considering an investment in the Funds, do not rely on any information unless it is contained in this Prospectus or in the Funds' Statement of Additional Information. The Funds have not authorized anyone to add any information or to make any additional statements about the Funds. The Funds may not be available in some jurisdictions or to some persons. The fact that you have received this Prospectus should not, in itself, be treated as an offer to sell Shares to you. Changes in the affairs of the Funds or in the Funds' money managers may occur after the date on the cover page of this Prospectus. This Prospectus will be amended or supplemented to reflect any material changes to the information it contains.

For more information about the Funds, the following documents are available without charge:

ANNUAL/SEMIANNUAL REPORTS: Additional information about the Funds' investments is available in the Funds' annual and semiannual reports to shareholders. In each Fund's annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year.

STATEMENT OF ADDITIONAL INFORMATION (SAI): The SAI provides more detailed information about the Funds.

The annual report for each Fund and the SAI are incorporated into this Prospectus by reference. You may obtain free copies of the reports and the SAI, and may request other information, by contacting your Financial Intermediary or the Funds at:
        Frank Russell Investment Company
        909 A Street
        Tacoma, WA 98402
        Telephone: 1-800-787-7354
        Fax: 253-591-3495
        www.russell.com

You can review and copy information about the Funds (including the SAI) at the Securities and Exchange Commission's Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room by calling the Commission at 1-202-942-8090. Reports and other information about the Funds are available on the EDGAR Database on the Commission's Internet website at http://www.sec.gov. Copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following email address: publicinfo@sec.gov, or by writing the Commission's Public Reference Section, Washington, D.C. 20549-0102.

FRANK RUSSELL INVESTMENT COMPANY
    Class E and I Shares:
    Equity I Fund
    Equity Q Fund
    Equity II Fund
    Select Growth Fund
    Select Value Fund
    Equity III Fund
    Real Estate Securities Fund
    International Fund
    Fixed Income I Fund
    Fixed Income III Fund
    Class E and S Shares:
    Emerging Markets Fund
    Short Term Bond Fund


                                    Distributor: Russell Fund Distributors, Inc.
                                                           SEC File No. 811-3153
                                                                36-08-057 (0502)

[LOGO OF FRANK RUSSELL COMPANY]

                                                FRANK RUSSELL INVESTMENT COMPANY


-------------------
INSTITUTIONAL FUNDS
-------------------

INSTITUTIONAL FUNDS

PROSPECTUS

CLASS Y SHARES:

EQUITY I FUND

EQUITY Q FUND

EQUITY II FUND

EQUITY III FUND

REAL ESTATE SECURITIES FUND

INTERNATIONAL FUND

FIXED INCOME I FUND

FIXED INCOME III FUND

CLASS S SHARES:

EMERGING MARKETS FUND

SHORT TERM BOND FUND


       , 2002

909 A STREET, TACOMA, WA 98402 . 800-787-7354

As with all mutual funds, the Securities and Exchange Commission has neither determined that the information in this Prospectus is accurate or complete, nor approved or disapproved of these securities. It is a criminal offense to state otherwise.


                                                 [LOGO OF FRANK RUSSELL COMPANY]

                               Table of Contents

 Risk/Return Summary.......................................................  1
  Investment Objective, Principal Investment Strategies and Principal Risks  1
  Performance..............................................................  6
  Fees and Expenses........................................................ 17
 Summary Comparison of the Funds........................................... 18
 The Purpose of the Funds -- Multi-Style, Multi-Manager Diversification.... 18
 Investment Objective and Principal Investment Strategies.................. 20
 Risks..................................................................... 32
 Management of the Funds................................................... 36
 The Money Managers........................................................ 37
 Portfolio Turnover........................................................ 38
 Dividends and Distributions............................................... 38
 Taxes..................................................................... 39
 How Net Asset Value is Determined......................................... 40
 How to Purchase Shares.................................................... 40
 Exchange Privilege........................................................ 41
 How to Redeem Shares...................................................... 42
 Payment of Redemption Proceeds............................................ 43
 Written Instructions...................................................... 43
 Account Policies.......................................................... 44
 Financial Highlights...................................................... 45
 Money Manager Information................................................. 55

                              RISK/RETURN SUMMARY

   Investment Objective, Principal Investment Strategies and Principal Risks

EQUITY I FUND

   Investment          To provide income and capital growth by investing
   Objective           principally in equity securities.

   Principal           The Equity I Fund invests primarily in common stocks of
   Investment          medium and large capitalization companies, most of which
   Strategies          are US based. While market capitalization changes over
                       time and there is not one universally accepted definition of the lines between large, medium and small capitalization companies, the Fund generally defines large and medium capitalization stocks as stocks of the largest 1000 companies in the US.

                       The Fund employs a "multi-style, multi-manager" approach whereby portions of the Fund are allocated to different money managers who employ distinct investment styles. The Fund uses three principal investment styles intended to complement one another: a Growth Style, a Value Style and a Market-Oriented Style. The Fund intends to be fully invested at all times.

   Principal Risks     An investment in the Equity I Fund, like any investment,
                       has risks. The value of the Fund fluctuates and you could lose money. The principal risks of investing in the Fund are those associated with investing in equity securities, using a multi-manager approach, securities lending and exposing liquidity reserves to equity markets. The value of equity securities will rise and fall in response to the activities of the company that issued them, general market conditions and/or economic conditions. Please refer to the "Risks" section later in this Prospectus for further details.

EQUITY Q FUND

   Investment          To provide a total return greater than the total return
   Objective           of the US stock market (as measured by the Russell
                       1000(R) Index over a market cycle of four to six years) while maintaining volatility and diversification similar to the Russell 1000 Index.

   Principal           The Equity Q Fund invests primarily in common stocks of
   Investment          medium and large capitalization companies which are
   Strategies          predominantly US based. While market capitalization
                       changes over time and there is not one universally accepted definition of the lines between large, medium and small capitalization companies, the Fund generally defines large and medium capitalization stocks as stocks of the largest 1000 companies in the US.

                       The Fund generally pursues a market-oriented style of security selection. Managers select securities from the broad equity market rather than focusing on the growth or value segments of the market. As a result, the Fund holds securities representing a broad cross section of companies and industries.

                       The Fund employs a multi-manager approach whereby portions of the Fund are allocated to different money managers whose approaches are intended to complement one another. Each of the Fund's money managers use quantitative models to rank securities based upon their expected ability to outperform the total return of the Russell 1000(R) Index.

   Principal Risks     An investment in the Equity Q Fund, like any investment,
                       has risks. The value of the Fund fluctuates and you could lose money. The principal risks of investing in the Fund are those associated with investing in equity securities, particularly in using a market-oriented style of security selection, using a multi-manager approach, securities lending and exposing liquidity reserves to equity markets. The value of equity securities will rise and fall in response to the activities of the company that issued them, general market conditions and/or economic conditions. Please refer to the "Risks" section later in this Prospectus for further details.

EQUITY II FUND

   Investment          To maximize total return primarily through capital
   Objective           appreciation and assuming a higher level of volatility
                       than the Equity I Fund.

   Principal           The Equity II Fund invests primarily in common stocks of
   Investment          small and medium capitalization companies, most of which
   Strategies          are US based. While market capitalization changes over
                       time and there is not one universally accepted definition of the lines between large, medium and small capitalization companies, the Fund generally defines medium and small capitalization stocks as stocks of all but the largest 500 companies in the US. The Fund's investments may include companies that have been publicly traded for less than five years and smaller companies, such as companies not listed in the Russell
                       2000(R) Index.

                       The Fund employs a "multi-style, multi-manager" approach whereby portions of the Fund are allocated to different money managers who employ distinct investment styles. The Fund uses three principal investment styles intended to complement one another: a Growth Style, a Value Style and a Market-Oriented Style. The Fund intends to be fully invested at all times.

                       A portion of the Fund's net assets may be "illiquid" securities (i.e., securities that do not have a readily available market or that are subject to resale restrictions).

   Principal Risks     An investment in the Equity II Fund, like any
                       investment, has risks. The value of the Fund fluctuates and you could lose money. The principal risks of investing in the Fund are those associated with investing in equity securities, particularly securities of small capitalization companies, using a multi-manager approach, securities lending and exposing liquidity reserves to equity markets. The value of equity securities will rise and fall in response to the activities of the company that issued them, general market conditions and/or economic conditions. Please refer to the "Risks" section later in this Prospectus for further details.

EQUITY III FUND

   Investment          To provide capital appreciation.
   Objective

   Principal           The Equity III Fund invests primarily in common stocks
   Investment          of medium and large capitalization companies, most of
   Strategies          which are US based. While market capitalization changes
                       over time and there is not one universally accepted definition of the lines between large, medium and small capitalization companies, the Fund generally defines large and medium capitalization stocks as stocks of the largest 1000 companies in the US. Because the Fund's investment objective is primarily to provide capital appreciation, the Fund generally pursues a value style of securities selection.

                       The Fund employs a "multi-style, multi-manager" approach whereby portions of the Fund are allocated to different money managers who employ distinct investment styles. The Fund uses two principal investment styles intended to complement one another: a Yield Substyle and a Low Price/Earnings Ratio Substyle. The Fund intends to be fully invested at all times.

   Principal Risks     An investment in the Equity III Fund, like any
                       investment, has risks. The value of the Fund fluctuates and you could lose money. The principal risks of investing in the Fund are those associated with investing in equity securities, particularly in using a value style of security selection, using a multi-manager approach, securities lending and exposing liquidity reserves to equity markets. The value of equity securities will rise and fall in response to the activities of the company that issued them, general market conditions and/or economic conditions. Please refer to the "Risks" section later in this Prospectus for further details.

REAL ESTATE SECURITIES FUND

   Investment          To generate a high level of total return through above
   Objective           average current income while maintaining the potential
                       for capital appreciation.

   Principal           The Real Estate Securities Fund seeks to achieve its
   Investment          objective by concentrating its investments in equity and
   Strategies          debt securities of issuers whose value is derived
                       primarily from development, management and market pricing of underlying real estate properties. The Fund invests primarily in securities of companies known as real estate investment trusts (REITs) that own and/or manage properties. REITs may be composed of anywhere from two to over 1,000 properties. The Fund may also invest in equity and debt securities of other types of real estate-related companies. The Fund invests in companies which are predominantly US based.

                       The Fund employs a multi-manager approach whereby portions of the Fund are allocated to different money managers whose approaches are intended to complement one another.

                       The Fund intends to be fully invested at all times. A portion of the Fund's net assets may be "illiquid" securities (i.e., securities that do not have a readily available market or that are subject to resale restrictions).

   Principal Risks     An investment in the Real Estate Securities Fund, like
                       any investment, has risks. The value of the Fund fluctuates and you could lose money. The principal risks of investing in the Fund are those associated with investing in equity securities, particularly in securities of companies concentrated in the real estate market, using a multi-manager approach, securities lending and exposing liquidity reserves to equity markets. The value of equity securities will rise and fall in response to the activities of the company that issued them, general market conditions and/or economic conditions. Please refer to the "Risks" section later in this Prospectus for further details.
INTERNATIONAL FUND

   Investment          To provide favorable total return and additional
   Objective           diversification for US investors.

   Principal           The International Fund invests primarily in equity
   Investment          securities issued by companies domiciled outside the US
   Strategies          and in depository receipts, which represent ownership of
                       securities of non-US companies. The Fund's investments span most of the developed nations of the world
                       (particularly Europe and the Far East) to maintain a high degree of diversification among countries and currencies. This Fund may be appropriate for investors who want to reduce their investment portfolio's overall volatility by combining an investment in this Fund with investments in US equities.

                       The Fund employs a "multi-style, multi-manager" approach whereby portions of the Fund are allocated to different money managers who employ distinct investment styles. The Fund uses three principal investment styles intended to complement one another: a Growth Style, a Value Style and a Market-Oriented Style. The Fund intends to be fully invested at all times.

                       A portion of the Fund's net assets may be "illiquid" securities (i.e., securities that do not have a readily available market or that are subject to resale restrictions).

   Principal Risks     An investment in the International Fund, like any
                       investment, has risks. The value of the Fund fluctuates and you could lose money. The principal risks of investing in the Fund are those associated with investing in equity securities, particularly in international securities, using a multi-manager approach, securities lending and exposing liquidity reserves to equity markets. The value of equity securities will rise and fall in response to the activities of the company that issued them, general market conditions and/or economic conditions. Please refer to the "Risks" section later in this Prospectus for further details.

FIXED INCOME I FUND

   Investment          To provide effective diversification against equities
   Objective           and a stable level of cash flow by investing in
                       fixed-income securities.

   Principal           The Fixed Income I Fund invests primarily in investment
   Investment          grade fixed-income securities. In particular, the Fund
   Strategies          holds fixed income securities issued or guaranteed by
                       the US government and, to a lesser extent by non-US governments, or by their respective agencies and instrumentalities. It also holds mortgage-backed securities, including collateralized mortgage obligations. The Fund also invests in corporate debt securities and dollar-denominated obligations issued in the US by non-US banks and corporations (Yankee Bonds).

                       The duration of the Fund's portfolio typically ranges within 10% of the duration of the Lehman Brothers Aggregate Bond Index, which was 4.54 years as of December 31, 2001, but may vary up to 25% from the Index's duration. The Fund has no restrictions on individual security duration.

                       The Fund invests in securities of issuers in a variety of sectors of the fixed-income market. The Fund employs multiple money managers, each with its own expertise in the fixed-income markets.

   Principal Risks     An investment in the Fixed Income I Fund, like any
                       investment, has risks. The value of the Fund fluctuates and you could lose money. The principal risks of investing in the Fund are those associated with investing in fixed-income securities, municipal obligations, repurchase agreements and international securities, employing derivatives and using a multi-manager approach. Please refer to the "Risks" section later in this Prospectus for further details.

FIXED INCOME III FUND

   Investment          To provide maximum total return primarily through
   Objective           capital appreciation and by assuming a higher level of
                       volatility than is ordinarily expected from broad fixed-income market portfolios.

   Principal           The Fixed Income III Fund invests primarily in
   Investment          fixed-income securities. In particular, the Fund holds
   Strategies          fixed income securities issued or guaranteed by the US
                       government and, to a lesser extent by non-US governments, or by their respective agencies and instrumentalities. It also holds mortgage-backed securities, including collateralized mortgage obligations. The Fund also invests in corporate debt securities and dollar-denominated obligations issued in the US by non-US banks and corporations (Yankee Bonds).
                       The Fund may invest up to 25% of its assets in debt securities that are rated below investment grade. These securities are commonly referred to as "junk bonds."

                       The duration of the Fund's portfolio typically ranges within 10% of the duration of the Lehman Brothers Aggregate Bond Index, which was 4.54 years as of December 31, 2001, but may vary up to 25% from the Index's duration. The Fund has no restrictions on individual security duration.

                       The Fund invests in securities of issuers in a variety of sectors of the fixed-income market. The Fund employs multiple money managers, each with its own expertise in the fixed-income markets.

   Principal Risks     An investment in the Fixed Income III Fund, like any
                       investment, has risks. The value of the Fund fluctuates and you could lose money. The principal risks of investing in the Fund are those associated with investing in fixed-income securities, including non-investment grade fixed-income securities, investing in municipal obligations and international securities, employing derivatives and using a multi-manager approach. Please refer to the "Risks" section later in this Prospectus for further details.

EMERGING MARKETS FUND

   Investment          To provide maximum total return primarily through
   Objective           capital appreciation and by assuming a higher level of
                       volatility than is ordinarily expected from developed market international portfolios by investing primarily in equity securities.

   Principal           The Emerging Markets Fund will primarily invest in
   Investment          equity securities of companies that are located in
   Strategies          countries with emerging markets or that derive a
                       majority of their revenues from operations in such countries. These countries generally include every country in the world except the United States, Canada, Japan, Australia and most countries located in Western
                       Europe. The Fund seeks to maintain a broadly diversified exposure to emerging market countries and ordinarily will invest in the securities of issuers in at least three different emerging market countries.

                       The Fund employs a multi-manager approach whereby portions of the Fund are allocated to different money managers whose approaches are intended to complement one another. A portion of the Fund's net assets may be "illiquid" securities (i.e., securities that do not have a readily available market or that are subject to resale restrictions).

   Principal Risks     An investment in the Emerging Markets Fund, like any
                       investment, has risks. The value of the Fund fluctuates and you could lose money. The principal risks of investing in the Fund are those associated with investing in equity securities, particularly in international and emerging markets securities, using a multi-manager approach and exposing liquidity reserves to equity markets. The value of equity securities will rise and fall in response to the activities of the company that issued them, general market conditions and/or economic conditions. Please refer to the "Risks" section later in this Prospectus for further details.

SHORT TERM BOND FUND

   Investment          The preservation of capital and the generation of
   Objective           current income consistent with preservation of capital
                       by investing primarily in fixed-income securities with low-volatility characteristics.

   Principal           The Short Term Bond Fund invests primarily in
   Investment          fixed-income securities. In particular, the Fund holds
   Strategies          fixed income securities issued or guaranteed by the US
                       government and, to a lesser extent by non-US governments, or by their respective agencies and instrumentalities. It also holds mortgage-backed securities, including collateralized mortgage obligations. The Fund also invests in corporate debt securities and dollar-denominated obligations issued in the US by non-US banks and corporations (Yankee Bonds).
                       A majority of the Fund's holdings are US dollar denominated. The Fund may invest up to 10% of its assets in debt securities that are rated below investment grade. These securities are commonly referred to as "junk bonds."

                       The duration of the Fund's portfolio typically ranges within 15% of the duration of the Merrill Lynch 1-2.99 Years Treasury Index, which was 1.62 years as of December 31, 2001, but may vary up to 50% from the Index's duration. The Fund has no restrictions on individual security duration.

                       The Fund invests in securities of issuers in a variety of sectors of the fixed-income market. The Fund employs multiple money managers, each with its own expertise in the fixed-income markets.

   Principal Risks     An investment in the Short Term Bond Fund, like any
                       investment, has risks. The value of the Fund fluctuates and you could lose money. The principal risks of investing in the Fund are those associated with investing in fixed-income securities, including non-investment grade fixed-income securities, investing in municipal obligations, repurchase agreements and international securities, employing derivatives and using a multi-manager approach. Please refer to the "Risks" section later in this Prospectus for further details.

   An investment in any Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

                                  Performance


   The following bar charts illustrate the risks of investing in the Funds by showing how the performance of the Class Y Shares of the Equity I, Equity II, Equity Q, International, Fixed Income I and Fixed Income III Funds, of the Class I Shares of the Equity III and of the Class S Shares of the Emerging Markets, Real Estate Securities and Short Term Bond Funds, varies from year to year over a 10-year period (or, if a Fund has not been in operation for 10 years, since the beginning of such Fund's operations). For periods prior to April 1, 1995, performance results for each of the Funds, other than the Real Estate Securities Fund, do not reflect deduction of investment management fees. The highest and lowest quarterly returns during the period shown in the bar charts for the Funds' Class I Shares, Class S Shares or Class Y Shares, as applicable, are set forth below the bar charts.


   The tables accompanying the bar charts further illustrate the risks of investing in the Funds by showing how each Fund's average annual returns for 1, 5 and 10 years (or, if a Fund has not been in operation for 10 years, since the beginning of operations of the Fund) compare with the returns of certain indexes that measure broad market performance. Index returns do not reflect deduction for fees, expenses or taxes. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns for the International Fund and the Emerging Markets Fund reflect foreign tax credits passed by these Funds to their shareholders thereby increasing total returns after taxes on distributions and total returns after taxes on distributions and sale of Fund shares. If a Fund has realized capital losses, the total return after taxes on distributions and sale of Fund shares may be higher than the total return before taxes and the total return after taxes on distributions. The calculation of total return after taxes on distributions and sale of Fund shares assumes that a shareholder has sufficient capital gains of the same character to offset any capital losses on a sale of Fund shares and that the shareholder may therefore deduct the entire capital loss.


   Returns for periods prior to the date that each Fund first issued its Class Y Shares are those of the Fund's Class I Shares. Each Fund, other than the Equity III Fund, the Fixed Income III Fund and the Real Estate Securities Fund commenced operations of its Class Y Shares on March 29, 2000. The Fixed Income III Fund commenced operations of its Class Y Shares on June 7, 2000 and closed its Class Y Shares on November 19, 2001. Returns for periods after November 19, 2001 are those of the Fixed Income III Fund's Class I Shares. For the periods shown, no Class Y Shares of the Equity III or Real Estate Securities Funds were issued. Class Y Shares will have substantially similar annual returns (both before and after tax) as the Class I and Class S Shares because the Shares of each Class are invested in the same portfolio of securities. Annual returns for each Class will differ only to the extent that the Class Y Shares do not have the same expenses as the Class I or Class S Shares. Class Y expenses generally are expected to be lower than Class I and Class S expenses. Class I Shares are not offered in this Prospectus.


   Past performance, both before-tax and after-tax, is no indication of future results.

                                 Equity I Fund

                             Annual Total Returns
                       (for the years ended December 31)
                                    Class Y

                                    [CHART]

          Equity I
        Fund Class I
1992        9.02
1993       11.61
1994        0.79
1995       35.94
1996       23.58
1997       32.02
1998       25.1
1999       18.98
2000      -10.4
2001      -14.42



                        Best Quarter:   22.53% (4Q/98)
                        Worst Quarter: (15.99%) (3Q/01)


Average annual total returns
for the periods ended December 31, 2001              1 Year  5 Years 10 Years
---------------------------------------             -------- ------- --------

Return Before Taxes, Class Y....................... (14.42)%  8.54%   11.98%

Return After Taxes on Distributions, Class Y....... (14.78)%  5.57%    8.58%

Return After Taxes on Distributions and Sale of
  Fund Shares, Class Y.............................  (8.77)%  6.10%    8.59%

Russell 1000(R) Index.............................. (12.45)% 10.50%   12.85%

                                 Equity Q Fund

                             Annual Total Returns
                       (for the years ended December 31)
                                    Class Y

                                    [CHART]

          Equity Q
        Fund Class I
1992        9.97
1993       13.8
1994        0.99
1995       37.91
1996       23.67
1997       33.07
1998       25.98
1999       21.96
2000       -7.27
2001      -10.21



                         Best Quarter:  23.00% (4Q/98)
                         Worst Quarter: (15.01%)(3Q/01)


Average annual total returns
for the periods ended December 31, 2001              1 Year  5 Years 10 Years
---------------------------------------             -------- ------- --------

Return Before Taxes, Class Y....................... (10.21)% 11.22%   13.87%

Return After Taxes on Distributions, Class Y....... (10.52)%  8.15%   10.55%

Return After Taxes on Distributions and Sale of
  Fund Shares, Class Y.............................  (6.22)%  8.44%   10.38%

Russell 1000(R) Index.............................. (12.45)% 10.50%   12.85%

                                Equity II Fund

                             Annual Total Returns
                       (for the years ended December 31)
                                    Class Y

                                    [CHART]

         Equity II
        Fund Class I
1992       13.31
1993       16.7
1994       -2.6
1995       28.67
1996       18.51
1997       28.66
1998        0.7
1999       22.6
2000        9.45
2001       -1.78



                        Best Quarter:  20.17% (4Q/01)
                        Worst Quarter: (21.69%) (3Q/98)


Average annual total returnsfor the periods ended
December 31, 2001                                   1 Year  5 Years 10 Years
-----------------                                   ------- ------- --------

Return Before Taxes, Class Y....................... (1.78)% 11.29%   12.85%

Return After Taxes on Distributions, Class Y....... (2.00)%  8.55%    9.63%

Return After Taxes on Distributions and Sale of
  Fund Shares, Class Y............................. (1.09)%  8.30%    9.33%

Russell 2500(TM) Index.............................   1.22% 10.34%   13.14%

                                Equity III Fund

                             Annual Total Returns
                       (for the years ended December 31)
                                    Class I

                                    [CHART]

         Equity III
        Fund Class I
1992       12.3
1993       14.95
1994        1.16
1995       35.96
1996       20.9
1997       33.13
1998       11.53
1999        0.25
2000        1.15
2001       -7.51



                        Best Quarter:  15.32% (2Q/97)
                        Worst Quarter: (13.78%) (3Q/98)


Average annual total returnsfor the periods ended
December 31, 2001                                   1 Year  5 Years 10 Years
-----------------                                   ------- ------- --------

Return Before Taxes, Class I....................... (7.51)%  6.84%   11.56%

Return After Taxes on Distributions, Class I....... (7.89)%  3.62%    7.52%

Return After Taxes on Distributions and Sale of
  Fund Shares, Class I............................. (4.58)%  4.52%    7.84%

Russell 1000(R) Value Index........................ (5.59)% 11.13%   14.16%

                          Real Estate Securities Fund

                             Annual Total Returns
                       (for the years ended December 31)
                                    Class S

                                    [CHART]

         REAL ESTATE
         SECURITIES
        FUND CLASS S
1992       17.29
1993       17.42
1994        7.24
1995       10.87
1996       36.81
1997       18.99
1998      -15.94
1999        0.54
2000       29.36
2001        7.68



                        Best Quarter:  20.02% (1Q/93)
                        Worst Quarter: (10.26%) (3Q/98)


Average annual total returnsfor the periods ended
December 31, 2001                                   1 Year 5 Years 10 Years
-----------------                                   ------ ------- --------

Return Before Taxes, Class S.......................  7.68%  6.97%   12.11%

Return After Taxes on Distributions, Class S.......  5.37%  4.29%    9.20%

Return After Taxes on Distributions and Sale of
  Fund Shares, Class S.............................  4.62%  4.28%    8.64%

NAREIT Equity REIT Index........................... 13.93%  6.38%   11.62%

                              International Fund

                             Annual Total Returns
                       (for the years ended December 31)
                                    Class Y

                                    [CHART]

        Int Fund
        Class Y
1992     -6.11
1993     35.56
1994      5.38
1995     10.71
1996      7.98
1997      0.58
1998     13.52
1999     30.46
2000    -11.27
2001    -21.73



                        Best Quarter:  18.77% (4Q/99)
                        Worst Quarter: (15.78%) (3Q/98)


Average annual total returnsfor the periods ended
December 31, 2001                                    1 Year  5 Years 10 Years
-----------------                                   -------- ------- --------

Return Before Taxes, Class Y....................... (21.73)% (3.23)%  5.19%

Return After Taxes on Distributions, Class Y....... (21.81)% (0.71)%  3.44%

Return After Taxes on Distributions and Sale of
  Fund Shares, Class Y............................. (13.14)%   0.34%  3.71%

MSCI EAFE Index.................................... (21.21)%   1.17%  4.76%

                              Fixed Income I Fund

                             Annual Total Returns
                       (for the years ended December 31)
                                    Class Y

                                    [CHART]

         Fixed Income
        I Fund Class I
1992        7.26
1993       10.46
1994       -2.97
1995       18.03
1996        3.75
1997        9.42
1998        8.37
1999       -1.04
2000       11.55
2001        8.23



                         Best Quarter:  5.78% (2Q/95)
                         Worst Quarter: (2.75%) (1Q/94)


Average annual total returnsfor the periods ended
December 31, 2001                                   1 Year  5 Years 10 Years
-----------------                                   ------- ------- --------

Return Before Taxes, Class Y.......................  8.23%   7.21%   7.14%

Return After Taxes on Distributions, Class Y.......  5.44%   4.51%   4.24%

Return After Taxes on Distributions and Sale of
  Fund Shares, Class Y.............................  5.08%   4.45%   4.29%

Lehman Brothers Aggregate Bond Index...............  8.44%   7.43%   7.23%

30-Day Yields for the year ended December 31, 2001  Current
--------------------------------------------------  -------

Class Y............................................  4.53%

   To obtain current yield information, please call 1-800-787-7354.

                             Fixed Income III Fund

                             Annual Total Returns
                       (for the years ended December 31)
                                    Class Y


                                    [CHART]

        Fixed Income
          III Fund
          Class I
1994       -3.89
1995       17.99
1996        4.88
1997        9.64
1998        6.8
1999       -0.29
2000       10.36
2001        7.71


                         Best Quarter:  6.10% (2Q/95)
                         Worst Quarter: (3.12%) (1Q/94)


Average annual total returnsfor the periods ended                     Since
December 31, 2001                                   1 Year  5 Years Inception*
-----------------                                   ------- ------- ----------

Return Before Taxes, Class Y.......................  7.71%   6.77%    6.93%

Return After Taxes on Distributions, Class Y.......  4.77%   3.93%    4.16%

Return After Taxes on Distributions and Sale of
  Fund Shares, Class Y.............................  4.66%   4.02%    4.18%

Lehman Brothers Aggregate Bond Index...............  8.44%   7.43%    7.06%

30-Day Yields for the year ended December 31, 2001  Current
--------------------------------------------------  -------

Class Y............................................  5.47%

  *  The Fixed Income III Fund commenced operations on January 29, 1993.

   To obtain current yield information, please call 1-800-787-7354.

                             Emerging Markets Fund

                             Annual Total Returns
                       (for the years ended December 31)
                                    Class S

                                    [CHART]

        Emerging Markets
         (b) Class S
1994       -5.83
1995       -8.21
1996       12.26
1997       -3.45
1998      -27.57
1999       49.03
2000      -30.76
2001       -3.38



                        Best Quarter:  27.94% (4Q/99)
                        Worst Quarter: (22.05%) (3Q/01)


Average annual total returnsfor the periods ended                     Since
December 31, 2001                                   1 Year  5 Years Inception*
-----------------                                   ------- ------- ----------

Return Before Taxes, Class S....................... (3.38)% (6.96)%  (0.46)%

Return After Taxes on Distributions, Class S....... (3.32)% (7.13)%  (0.98)%

Return After Taxes on Distributions and Sale of
  Fund Shares, Class S............................. (1.92)% (5.41)%  (0.49)%

IFC Investable Composite Index.....................   1.76% (5.05)%    2.32%

  *  The Emerging Markets Fund commenced operations on January 29, 1993.

                             Short Term Bond Fund

                             Annual Total Returns
                       (for the years ended December 31)
                                    Class S

                                    [CHART]

         Short-Term
         Bond Fund
         Class S
1992       2.74
1993       6.98
1994       0.82
1995       9.95
1996       4.76
1997       6.02
1998       6.09
1999       3.03
2000       7.63
2001       8.3



                         Best Quarter:  3.16% (3Q/01)
                         Worst Quarter: (0.72%) (1Q/94)


Average annual total returnsfor the periods ended
December 31, 2001                                   1 Year  5 Years 10 Years
-----------------                                   ------- ------- --------

Return Before Taxes, Class S.......................  8.30%   6.19%   5.59%

Return After Taxes on Distributions, Class S.......  5.90%   3.85%   3.22%

Return After Taxes on Distributions and Sale of
  Fund Shares, Class S.............................  5.02%   3.78%   3.29%

Merrill Lynch 1-2.99 Years Treasury Index..........  8.30%   6.59%   6.09%

30-Day Yields for the year December 31, 2001        Current
--------------------------------------------        -------

Class S............................................  4.45%

   To obtain current yield information, please call 1-800-787-7354.

                               Fees and Expenses

   The following tables describe the fees and expenses that you may pay if you buy and hold Shares of the Funds.

                               Shareholder Fees
                   (fees paid directly from your investment)

                                         Maximum Sales
                           Maximum Sales Charge (Load)
                           Charge (Load)  Imposed on      Maximum
                            Imposed on    Reinvested   Deferred Sales Redemption Exchange
                             Purchases     Dividends   Charge (Load)     Fees      Fees
                           ------------- ------------- -------------- ---------- --------
All Funds, Classes S and Y     None          None           None         None      None

   If you purchase any Class of Shares of certain Funds, you or your Financial Intermediary may pay an annual shareholder investment services fee directly to FRIMCo pursuant to a separate agreement with FRIMCo. The fee is calculated as a percentage of the amount you or your Financial Intermediary have invested in the Funds and may range from 0.00% to 0.40% of the amount invested.

                       Annual Fund Operating Expenses##
                 (expenses that are deducted from Fund assets)
                               (% of net assets)


                                      Other Expenses
                                        (including
                                      Administrative  Total Gross      Fee          Total
                                         Fees and     Annual Fund    Waivers     Annual Fund
                             Advisory   Shareholder    Operating   and Expense    Operating
                               Fee*   Servicing Fees)  Expenses   Reimbursements  Expenses
                             -------- --------------- ----------- -------------- -----------
Class Y Shares
 Equity I Fund..............  0.55%        0.07%         0.62%         0.00%        0.62%
 Equity Q Fund..............  0.55%        0.06%         0.61%         0.00%        0.61%
 Equity II Fund.............  0.70%        0.08%         0.78%         0.00%        0.78%
 Equity III Fund............  0.55%        0.33%         0.88%         0.00%        0.88%
 Real Estate Securities Fund  0.80%        0.08%         0.88%         0.00%        0.88%
 International Fund.........  0.70%        0.26%         0.96%         0.00%        0.96%
 Fixed Income I Fund........  0.25%        0.07%         0.32%         0.00%        0.32%
 Fixed Income III Fund......  0.50%        0.12%         0.62%         0.00%        0.62%
Class S Shares
 Emerging Markets Fund......  1.15%        0.93%         2.08%         0.00%        2.08%
 Short Term Bond Fund#......  0.45%        0.21%         0.66%       (0.14)%        0.52%


  * Each Fund may also pay, in addition to the fee set forth above, a fee which compensates the Funds' advisor, Frank Russell Investment Management Company ("FRIMCo") for managing collateral which a Fund has received in securities lending and certain other portfolio transactions which are not treated as net assets of that Fund ("additional assets") in determining the Fund's net asset value per share. The additional fee payable to FRIMCo will equal an amount of up to 0.07% of each Fund's additional assets on an annualized basis.

  # For the Short Term Bond Fund, FRIMCo has contractually agreed to waive, at least until February 28, 2003, up to the full amount of its 0.50% combined advisory and administrative fees and to reimburse the Fund to the extent that Fund-level expenses exceed 0.47% of average daily net assets of that Fund on an annual basis. Fund-level expenses for the Short Term Bond Fund do not include administrative fees, 12b-1 fees or shareholder servicing fees.



  ## If you purchase Shares through a Financial Intermediary, such as a bank or an investment advisor, you may also pay additional fees to the intermediary for services provided by the intermediary. You should contact your Financial Intermediary for information concerning what additional fees, if any, will be charged.

Example

   This example is intended to help you compare the cost of investing in each Fund with the cost of investing in other mutual funds.

   The example assumes that you invest $10,000 in a Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The example also assumes your investment has a 5% return each year and that operating expenses remain the same. The calculation of costs for the three, five and ten year periods does not take into account the effect of any current fee waivers contractually agreed to by FRIMCo through February 28, 2003.

   Although your actual costs may be higher or lower, under these assumptions your costs would be:


                                       1 Year 3 Years 5 Years 10 Years
                                       ------ ------- ------- --------
          Class Y Shares
           Equity I Fund..............  $ 63   $198   $  345   $  774
           Equity Q Fund..............    62    195      340      762
           Equity II Fund.............    80    250      434      967
           Equity III Fund............    90    281      488    1,084
           Real Estate Securities Fund    90    281      488    1,084
           International Fund.........    98    306      531    1,177
           Fixed Income I Fund........    33    103      180      405
           Fixed Income III Fund......    63    198      345      774
          Class S Shares
           Emerging Markets Fund......   211    652    1,119    2,411
           Short Term Bond Fund.......    53    197      354      810


                        SUMMARY COMPARISON OF THE FUNDS

           Fund                                        Focus
--------------------------- -----------------------------------------------------------
Equity I Fund.............. Income and capital growth
Equity Q Fund.............. Total return
Equity II Fund............. Maximum total return primarily through capital appreciation
Equity III Fund............ Capital appreciation
Real Estate Securities Fund Total return
International Fund......... Total return
Fixed Income I Fund........ Current income and diversification
Fixed Income III Fund...... Maximum total return primarily through capital appreciation
Emerging Markets Fund...... Maximum total return primarily through capital appreciation
Short Term Bond Fund....... Preservation of capital and generation of current income

                           THE PURPOSE OF THE FUNDS
                  MULTI-STYLE, MULTI-MANAGER DIVERSIFICATION

   The Frank Russell Investment Company ("FRIC") funds ("FRIC Funds") are offered through certain bank trust departments, registered investment advisors, broker-dealers and other financial services organizations that have been selected by the Funds' advisor or distributor ("Financial Intermediaries"). Most FRIC Funds are designed to provide a means for investors to use Frank Russell Investment Management Company's ("FRIMCo") and Frank Russell Company's ("Russell") "multi-style, multi-manager diversification" investment method and to obtain FRIMCo's and Russell's money manager evaluation services.

   Unlike most investment companies that have a single organization that acts as both administrator and investment advisor, the Funds divide responsibility for corporate management and investment advice between FRIMCo and a number of different money managers.

   Three functions form the core of Russell's consulting services:

  . Objective Setting: Defining appropriate investment objectives and desired investment returns, based on a client's unique situation and risk tolerance.

  . Asset Allocation: Allocating a client's assets among different asset classes, such as common stocks, fixed-income securities, international securities, temporary cash investments and real estate, in a way most likely to achieve the client's objectives and desired returns.

  . Money Manager Research: Evaluating and recommending professional investment advisory and management organizations ("money managers") to make specific portfolio investments for each asset class, according to designated investment objectives, styles and strategies.

   When this process is completed, a client's assets are invested using a "multi-style, multi-manager diversification" technique. The goals of this process are to reduce risk and to increase returns. While this process forms the basis of the FRIC Funds' investment philosophy, it is extrinsic to the FRIC Funds and cannot be replicated by investing in only a single FRIC Fund.

   The FRIC Funds believe investors should seek to hold fully diversified portfolios that reflect both their own investment time horizons and their ability to accept risk. The FRIC Funds believe that for many, this can be accomplished through strategically purchasing shares in one or more FRIC Funds which have been structured to provide access to specific asset classes employing a multi-style, multi-manager approach.

   Capital market history shows that asset classes with greater risk will generally outperform lower risk asset classes over time. For instance, corporate equities, over the past 50 years, have outperformed corporate debt in absolute terms. However, what is generally true of performance over extended periods will not necessarily be true at any given time during a market cycle, and from time to time asset classes with greater risk may also underperform lower risk asset classes, on either a risk adjusted or absolute basis. Investors should select a mix of asset classes that reflects their overall ability to withstand market fluctuations over their investment horizons.

   Studies have shown that no single investment style within an asset class will consistently outperform competing styles. For instance, investment styles favoring securities with growth characteristics may outperform styles favoring income producing securities, and vice versa. For this reason, no single manager has consistently outperformed the market over extended periods. Although performance cycles tend to repeat themselves, they do not do so predictably.

   The FRIC Funds believe, however, that it is possible to select managers who have shown a consistent ability to achieve superior results within subsets or styles of specific asset classes and investment styles by employing a unique combination of qualitative and quantitative measurements. Most FRIC Funds combine these select managers with other managers within the same asset class who employ complementary styles. By combining complementary investment styles within an asset class, investors are better able to reduce their exposure to the risk of any one investment style going out of favor.

   By strategically selecting from among a variety of investments by asset class, each of which has been constructed using these multi-style, multi-manager principles, investors are able to design portfolios that meet their specific investment needs.

   Each Fund conducts its business through a number of service providers who act on their behalf. FRIMCo, the Funds' administrator and investment advisor, performs the Funds' day to day corporate management and also evaluates and oversees the Funds' money managers. Each of the Fund's money managers makes all investment decisions for the portion of the Fund assigned to it by FRIMCo. The Funds' custodian, State Street Bank, maintains custody of all of the Funds' assets. FRIMCo, in its capacity as the Funds' transfer agent, is responsible for maintaining the Funds' shareholder records and carrying out shareholder transactions. When a Fund acts in one of these areas, it does so through the service provider responsible for that area.

                      INVESTMENT OBJECTIVE AND PRINCIPAL
                             INVESTMENT STRATEGIES

EQUITY I FUND

   Investment          To provide income and capital growth by investing
   Objective           principally in equity securities.

   Principal           The Equity I Fund invests primarily in common stocks of
   Investment          medium and large capitalization companies, most of which
   Strategies          are US based. While market capitalization changes over
                       time and there is not one universally accepted definition of the lines between large, medium and small capitalization, the Fund generally defines large and medium capitalization stocks as stocks of the largest
                       1000 companies in the US.

                       The Fund has a non-fundamental policy to invest, under normal circumstances, at least 80% of the value of its assets in equity securities. The Fund will provide 60 days' notice to its shareholders prior to a change in this policy. The 80% investment requirement applies at the time the Fund invests its assets. Equity securities include common stocks, securities convertible into common stocks and securities having common stock characteristics or other derivative instruments whose value is based on common stocks, such as rights, warrants or options to purchase common stock, preferred stock, convertible preferred stock, convertible bonds, convertible debentures, convertible notes, depository receipts, futures contracts and swaps.

                       The Fund employs a "multi-style, multi-manager" approach whereby portions of the Fund are allocated to different money managers who employ distinct investment styles. The Fund uses the following principal investment styles intended to complement one another:

                         . Growth Style emphasizes investments in equity securities of companies with above-average earnings growth prospects. These companies are generally found in the technology, health care, consumer and service sectors.

                         . Value Style emphasizes investments in equity securities of companies that appear to be undervalued relative to their corporate worth, based on earnings, book or asset value, revenues or cash flow. These companies are generally found among industrial, financial and utilities sectors.

                         . Market-Oriented Style emphasizes investments in companies that appear to be undervalued relative to their growth prospects. Managers select securities from the broad equity market rather than focusing on the growth or value segments of the market. This style results in the Fund holding securities representing a broad cross section of companies and industries.

                       Additionally, the Fund is diversified by equity substyle. For example, within the Growth Style, the Fund expects to employ both an Earnings Momentum substyle (concentrating on companies with more volatile and accelerating growth rates) and a Consistent Growth substyle (concentrating on companies with stable earnings growth over an economic cycle).

                       When determining how to allocate its assets among money managers, the Fund considers a variety of factors. These factors include a money manager's investment style and substyle and its performance record, as well as the characteristics of the money manager's typical portfolio investments. These characteristics include capitalization size, growth and profitability measures, valuation ratios, economic sector weightings and earnings and price volatility statistics. The Fund also considers the manner in which money managers' historical and expected investment returns correlate with one another.

                       The Fund intends to be fully invested at all times.

                       Although the Fund, like any mutual fund, maintains liquidity reserves (i.e., cash awaiting investment or held to meet redemption requests), the Fund may expose these reserves to the performance of appropriate equity markets, usually by use of stock index futures contracts but the Fund may also use exchange traded and over-the-counter options and equity index swaps. This generally causes the Fund to perform as though its cash reserves were actually invested in those markets. Additionally, the Fund may invest its liquidity reserves in one or more Frank Russell Investment Company money market funds.

                       The Fund may lend up to one-third of its portfolio securities to earn income. These loans may be terminated at any time. The Fund will receive either cash or US government debt obligations as collateral.

                       From time to time, the Fund may take temporary defensive positions that may be inconsistent with its principal investment policies in an attempt to respond to adverse market, economic, political or other conditions. If this occurs, the Fund may not achieve its investment objective during such times.

EQUITY Q FUND

   Investment          To provide a total return greater than the total return
   Objective           of the US stock market (as measured by the Russell
                       1000(R) Index over a market cycle of four to six years) while maintaining volatility and diversification similar to the Russell 1000 Index.

   Principal           The Equity Q Fund invests primarily in common stocks of
   Investment          medium and large capitalization companies which are
   Strategies          predominantly US based. While market capitalization
                       changes over time and there is not one universally accepted definition of the lines between large, medium and small capitalization companies, the Fund generally defines large and medium capitalization stocks as stocks of the largest 1000 companies in the US.

                       The Fund generally pursues a market-oriented style of security selection. Managers select securities from the broad equity market rather than focusing on the growth or value segments of the market. As a result, the Fund holds securities representing a broad section of companies and industries. Security selection is based on quantitative investment models which are mathematical formulas based on statistical analyses. This style emphasizes investments in companies that appear to be undervalued relative to their growth prospects and may include both growth and value securities.

                       The Fund has a non-fundamental policy to invest, under normal circumstances, at least 80% of the value of its assets in equity securities. The Fund will provide 60 days' notice to its shareholders prior to a change in this policy. The 80% investment requirement applies at the time the Fund invests its assets. Equity securities include common stocks, securities convertible into common stocks and securities having common stock characteristics or other derivative instruments whose value is based on common stocks, such as rights, warrants or options to purchase common stock, preferred stock, convertible preferred stock, convertible bonds, convertible debentures, convertible notes, depository receipts, futures contracts and swaps.

                       The Fund employs a multi-manager approach whereby portions of the Fund are allocated to different money managers whose approaches are intended to complement one another.

                       When determining how to allocate its assets among money managers, the Fund considers a variety of factors. These factors include a money manager's investment style and performance record, as well as the characteristics of the money manager's typical portfolio investments. These characteristics include capitalization size, growth and profitability measures, valuation ratios, economic sector weightings and earnings and price volatility statistics. The Fund also considers the manner in which money managers' historical and expected investment returns correlate with one another.

                       Each of the Fund's money managers use quantitative models to rank securities based upon their expected ability to outperform the total return of the Russell 1000(R) Index. The Russell 1000(R) Index consists of the 1,000 largest US companies by capitalization (i.e., market price per share times the number of shares outstanding). Once a money manager has ranked the securities, it then selects the securities most likely to outperform and constructs, for its segment of the Fund, a portfolio that has risks similar to the Russell 1000(R) Index. Each money manager performs this process independently from each other money manager.

                       The Fund's money managers typically use a variety of quantitative models, ranking securities within each model and on a composite basis using proprietary weighting formulas. Examples of those quantitative models are dividend discount models, price/cash flow models, price/earnings models, earnings surprise and earnings estimate revisions models and price momentum models.

                       The Fund intends to be fully invested at all times.

                       Although the Fund, like any mutual fund, maintains liquidity reserves (i.e., cash awaiting investment or held to meet redemption requests), the Fund may expose these reserves to the performance of appropriate equity markets, usually by use of stock index futures contracts but the Fund may also use exchange traded and over-the-counter options and equity index swaps. This generally causes the Fund to perform as though its cash reserves were actually invested in those markets. Additionally, the Fund may invest its liquidity reserves in one or more Frank Russell Investment Company money market funds.

                       The Fund may lend up to one-third of its portfolio securities to earn income. These loans may be terminated at any time. The Fund will receive either cash or US government debt obligations as collateral.

                       From time to time, the Fund may take temporary defensive positions that may be inconsistent with its principal investment policies in an attempt to respond to adverse market, economic, political or other conditions. If this occurs, the Fund may not achieve its investment objective during such times.

EQUITY II FUND

   Investment          To maximize total return primarily through capital
   Objective           appreciation and assuming a higher level of volatility
                       than the Equity I Fund.

   Principal           The Equity II Fund invests primarily in common stocks of
   Investment          small and medium capitalization companies most of which
   Strategies          are US based. While market capitalization changes over
                       time and there is not one universally accepted definition of the lines between large, medium and small capitalization, the Fund generally defines medium and small capitalization stocks as stocks of all but the largest 500 companies in the US. The Fund's investments may include companies that have been publicly traded for less than five years and smaller companies, such as companies not listed in the Russell 2000(R) Index.

                       The Fund has a non-fundamental policy to invest, under normal circumstances, at least 80% of the value of its assets in equity securities. The Fund will provide 60 days' notice to its shareholders prior to a change in this policy. The 80% investment requirement applies at the time the Fund invests its assets. Equity securities include common stocks, securities convertible into common stocks and securities having common stock characteristics or other derivative instruments whose value is based on common stocks, such as rights, warrants or options to purchase common stock, preferred stock, convertible preferred stock, convertible bonds, convertible debentures, convertible notes, depository receipts, futures contracts and swaps.

                       The Fund employs a "multi-style, multi-manager" approach whereby portions of the Fund are allocated to different money managers who employ distinct investment styles. The Fund uses the following principal investment styles intended to complement one another:

                         . Growth Style emphasizes investments in equity securities of companies with above-average earnings growth prospects. These companies are generally found in the technology, health care, consumer and service sectors.

                         . Value Style emphasizes investments in equity securities of companies that appear to be undervalued relative to their corporate worth, based on earnings, book or asset value, revenues or cash flow. These companies are generally found among industrial, financial and utilities sectors.

                         . Market-Oriented Style emphasizes investments in companies that appear to be undervalued relative to their growth prospects. Managers select securities from the broad equity market rather than focusing on the growth or value segments of the market. This style results in the Fund holding securities representing a broad cross section of companies and industries.

                       When determining how to allocate its assets among money managers, the Fund considers a variety of factors. These factors include a money manager's investment style and performance record, as well as the characteristics of the money manager's typical portfolio investments. These characteristics include capitalization size, growth and profitability measures, valuation ratios, economic sector weightings and earnings and price volatility statistics. The Fund also considers the manner in which money managers' historical and expected investment returns correlate with one another.

                       The Fund intends to be fully invested at all times.

                       Although the Fund, like any mutual fund, maintains liquidity reserves (i.e., cash awaiting investment or held to meet redemption requests), the Fund may expose these reserves to the performance of appropriate equity markets, usually by use of stock index futures contracts but the Fund may also use exchange traded and over-the-counter options and equity index swaps. This generally causes the Fund to perform as though its cash reserves were actually invested in those markets. Additionally, the Fund may invest its liquidity reserves in one or more Frank Russell Investment Company money market funds.

                       A portion of the Fund's net assets may be "illiquid" securities (i.e., securities that do not have a readily available market or that are subject to resale restrictions).

                       The Fund may lend up to one-third of its portfolio securities to earn income. These loans may be terminated at any time. The Fund will receive either cash or US government debt obligations as collateral.

                       From time to time, the Fund may take temporary defensive positions that may be inconsistent with its principal investment policies in an attempt to respond to adverse market, economic, political or other conditions. If this occurs, the Fund may not achieve its investment objective during such times.

EQUITY III FUND

   Investment ObjectiveTo provide capital appreciation.

   Principal           The Equity III Fund invests primarily in common stocks
   Investment          of medium and large capitalization companies, most of
   Strategies          which are US based. While market capitalization changes
                       over time and there is not one universally accepted definition of the lines between large, medium and small capitalization, the Fund generally defines large and medium capitalization stocks as stocks of the largest
                       1000 companies in the US. Because the Fund's investment objective is primarily to provide capital appreciation, the Fund generally pursues a value style of securities selection, emphasizing investments in common stocks of companies that appear to be undervalued relative to their corporate worth, based on earnings, book or asset value, revenues or cash flow.

                       The Fund has a non-fundamental policy to invest, under normal circumstances, at least 80% of the value of its assets in equity securities. The Fund will provide 60 days' notice to its shareholders prior to a change in this policy. The 80% investment requirement applies at the time the Fund invests its assets. Equity securities include common stocks, securities convertible into common stocks and securities having common stock characteristics or other derivative instruments whose value is based on common stocks, such as rights, warrants or options to purchase common stock, preferred stock, convertible preferred stock, convertible bonds, convertible debentures, convertible notes, depository receipts, futures contracts and swaps.

                       The Fund employs a "multi-style, multi-manager" approach whereby portions of the Fund are allocated to different money managers who employ distinct investment styles. The Fund uses the following principal investment styles intended to complement one another:

                         . Yield Substyle emphasizes investments in equity securities with above-average yield relative to the market. Generally, these securities are issued by companies in the financial and utilities industries and, to a lesser extent, other industries.

                         . Low Price/Earnings Ratio Substyle emphasizes investments in equity securities of companies that are considered undervalued relative to their corporate worth, based on earnings, book or asset value, revenues or cash flow. These companies are generally found among industrial, financial and utilities sectors. From time to time, this substyle may also include investments in companies with above-average earnings growth prospects, if they appear to be undervalued in relation to their securities' historical price levels.

                       When determining how to allocate its assets among money managers, the Fund considers a variety of factors. These factors include a money manager's investment substyle and performance record, as well as the characteristics of the money manager's typical portfolio investments. These characteristics include capitalization size, growth and profitability measures, valuation ratios, economic sector weightings and earnings and price volatility statistics. The Fund also considers the manner in which money managers' historical and expected investment returns correlate with one another.

                       The Fund intends to be fully invested at all times.

                       Although the Fund, like any mutual fund, maintains liquidity reserves (i.e., cash awaiting investment or held to meet redemption requests), the Fund may expose these reserves to the performance of appropriate equity markets, usually by use of stock index futures contracts but the Fund may also use exchange traded and over-the-counter options and equity index swaps. This generally causes the Fund to perform as though its cash reserves were actually invested in those markets. Additionally, the Fund may invest its liquidity reserves in one or more Frank Russell Investment Company money market funds.

                       The Fund may lend up to one-third of its portfolio securities to earn income. These loans may be terminated at any time. The Fund will receive either cash or US government debt obligations as collateral.

                       From time to time, the Fund may take temporary defensive positions that may be inconsistent with its principal investment policies in an attempt to respond to adverse market, economic, political or other conditions. If this occurs, the Fund may not achieve its investment objective during such times.

REAL ESTATE SECURITIES FUND

   Investment ObjectiveTo generate a high level of total return through above average current income while maintaining the potential for capital appreciation.

   Principal InvestmentThe Real Estate Securities Fund seeks to achieve its
   Strategies          objective by concentrating its investments in equity and
                       debt securities of issuers whose value is derived primarily from development, management and market pricing of underlying real estate properties ("real estate securities"). The Fund has a non-fundamental policy to invest, under normal circumstances, at least
                       80% of the value of its assets in real estate securities. The Fund will provide 60 days' notice to its shareholders prior to a change in this policy. The 80% investment requirement applies at the time the Fund invests its assets.

                       The Fund invests primarily in securities of companies, known as real estate investment trusts (REITs), that own and/or manage properties. REITs may be composed of anywhere from two to over 1,000 properties. The Fund may also invest in equity and debt securities of other types of real estate-related companies. The Fund invests in companies which are predominantly US based, although the Fund may invest a limited portion of its assets in non-US firms from time to time.

                       When determining how to allocate its assets among money managers, the Fund considers a variety of factors. These factors include a money manager's investment style and its performance record, as well as the characteristics of the money manager's typical portfolio investments. These characteristics include capitalization size, growth and profitability measures, valuation ratios, property type and geographic weightings and earnings and price volatility statistics. The Fund also considers the manner in which money managers' historical and expected investment returns correlate with one another.

                       Although the Fund, like any mutual fund, maintains liquidity reserves (i.e., cash awaiting investment or held to meet redemption requests), the Fund may expose these reserves to the performance of appropriate equity markets, usually by use of stock index futures contracts but the Fund may also use exchange traded and over-the-counter options and equity index swaps. This generally causes the Fund to perform as though its cash reserves were actually invested in those markets. Additionally, the Fund may invest its liquidity reserves in one or more Frank Russell Investment Company money market funds.

                       A portion of the Fund's net assets may be "illiquid" securities (i.e., securities that do not have a readily available market or that are subject to resale restrictions).

                       The Fund may lend up to one-third of its portfolio securities to earn income. These loans may be terminated at any time. The Fund will receive either cash or US government debt obligations as collateral.

                       From time to time, the Fund may take temporary defensive positions that may be inconsistent with its principal investment policies in an attempt to respond to adverse market, economic, political or other conditions. If this occurs, the Fund may not achieve its investment objective during such times.

INTERNATIONAL FUND

   Investment          To provide favorable total return and additional
   Objective           diversification for US investors.

   Principal           The International Fund invests primarily in equity
   Investment          securities issued by companies domiciled outside the US
   Strategies          and in depository receipts which represent ownership of
                       securities of non-US companies. The Fund's investments span most of the developed nations of the world
                       (particularly Europe and the Far East) to maintain a high degree of diversification among countries and currencies. Because international equity investment performance has a reasonably low correlation to US equity performance, this Fund may be appropriate for investors who want to reduce their investment portfolio's overall volatility by combining an investment in this Fund with investments in US equities.

                       The Fund may seek to protect its investments against adverse currency exchange rate changes by purchasing forward currency contracts. These contracts enable the Fund to "lock in" the US dollar price of a security that it plans to buy or sell. The Fund may not accurately predict currency movements.

                       The Fund employs a "multi-style, multi-manager" approach whereby portions of the Fund are allocated to different money managers who employ distinct investment styles. The Fund uses the following principal investment styles intended to complement one another:

                         . Growth Style emphasizes investments in equity securities of companies with above-average earnings growth prospects. These companies are generally found in the technology, health care, consumer and service sectors.

                         . Value Style emphasizes investments in equity securities of companies that appear to be undervalued relative to their corporate worth, based on earnings, book or asset value, revenues or cash flow. These companies are generally found among industrial, financial and utilities sectors.

                         . Market-Oriented Style emphasizes investments in companies that appear to be undervalued relative to their growth prospects. Managers select securities from the broad equity market rather than focusing on the growth or value segments of the market. This style results in the Fund holding securities representing a broad cross section of companies and industries. A variation of this style maintains investments that replicate country and sector weightings of a broad international market index.

                       When determining how to allocate its assets among money managers, the Fund considers a variety of factors. These factors include a money manager's investment style and performance record, as well as the characteristics of the money manager's typical portfolio investments. These characteristics include capitalization size, growth and profitability measures, valuation ratios, economic sector weightings and earnings and price volatility statistics. The Fund also considers the manner in which money managers' historical and expected investment returns correlate with one another.

                       The Fund intends to be fully invested at all times.

                       Although the Fund, like any mutual fund, maintains liquidity reserves (i.e., cash awaiting investment or held to meet redemption requests), the Fund may expose these reserves to the performance of appropriate equity markets, usually by use of stock index futures contracts but the Fund may also use exchange traded and over-the-counter options and equity index swaps. This generally causes the Fund to perform as though its cash reserves were actually invested in those markets. Additionally, the Fund may invest its liquidity reserves in one or more Frank Russell Investment Company money market funds.

                       A portion of the Fund's net assets may be "illiquid" securities (i.e., securities that do not have a readily available market or that are subject to resale restrictions).

                       The Fund may lend up to one-third of its portfolio securities to earn income. These loans may be terminated at any time. The Fund will receive either cash or US government debt obligations as collateral.

                       From time to time, the Fund may take temporary defensive positions that may be inconsistent with its principal investment policies in an attempt to respond to adverse market, economic, political or other conditions. If this occurs, the Fund may not achieve its investment objective during such times.

FIXED INCOME I FUND

   Investment          To provide effective diversification against equities
   Objective           and a stable level of cash flow by investing in
                       fixed-income securities.

   Principal           The Fixed Income I Fund invests primarily in investment
   Investment          grade fixed-income securities. Fixed income securities,
   Strategies          also referred to as bonds, are securities representing
                       debt obligations that require the issuer to repay the bondholders the principal amount borrowed and to generally pay interest. In particular, the Fund holds fixed income securities issued or guaranteed by the US government and, to a lesser extent by non-US governments, or by their respective agencies and instrumentalities. It also holds mortgage-backed securities, including collateralized mortgage obligations. The Fund also invests in corporate debt securities and dollar-denominated obligations issued in the US by non-US banks and corporations (Yankee Bonds).
                       A majority of the Fund's holdings are US dollar denominated. From time to time, the Fund may invest in municipal debt obligations. The Fund considers each of these foregoing types of securities to be "bonds." The
                       Fund also considers derivative instruments whose value is based on debt obligations, such as futures contracts, interest rate swaps and forward contracts, to be included in the definition of bonds. The Fund has a non-fundamental policy to invest, under normal circumstances, at least 80% of the value of its assets in bonds. The Fund will provide 60 days' notice to its shareholders prior to a change in this policy. The 80% investment requirement applies at the time the Fund invests its assets.

                       The duration of the Fund's portfolio typically ranges within 10% of the duration of the Lehman Brothers Aggregate Bond Index, which was 4.54 years as of December 31, 2001, but may vary up to 25% from the Index's duration. The Fund has no restrictions on individual security duration.

                       The Fund invests in securities of issuers in a variety of sectors of the fixed-income market. The Fund's money managers also identify sectors of the fixed-income market that they believe are undervalued and concentrate the Fund's investments in those sectors. These sectors will differ over time. To a lesser extent, the Fund may attempt to anticipate shifts in interest rates and hold securities that the Fund expects to perform well in relation to market indexes as a result of such shifts. Additionally, the Fund typically holds proportionately fewer US Treasury obligations than are represented in the Lehman Brothers Aggregate Bond Index.

                       The Fund employs multiple money managers, each with its own expertise in the fixed-income markets. When determining how to allocate its assets among money managers, the Fund considers a variety of factors. These factors include a money manager's investment style and performance record as well as the characteristics of the money manager's typical portfolio investments. These characteristics include portfolio biases, magnitude of sector shifts and duration movements. The Fund also considers the manner in which money managers' historical and expected investment returns correlate with one another.

                       The Fund may enter into interest rate futures contracts, options on such futures contracts and interest rate swaps (i.e., agreements to exchange the Fund's rights to receive certain interest payments) as a substitute for holding physical securities or to facilitate the implementation of its investment strategy but not for leverage purposes. Additionally, the Fund may invest its liquidity reserves in one or more Frank Russell Investment Company money market funds.

                       The Fund may lend up to one-third of its portfolio securities to earn income. These loans may be terminated at any time. The Fund will receive either cash or US government debt obligations as collateral.

                       From time to time, the Fund may take temporary defensive positions that may be inconsistent with its principal investment policies in an attempt to respond to adverse market, economic, political or other conditions. If this occurs, the Fund may not achieve its investment objective during such times.


FIXED INCOME III FUND

   Investment          To provide maximum total return primarily through
   Objective           capital appreciation and by assuming a higher level of
                       volatility than is ordinarily expected from broad fixed-income market portfolios.

   Principal           The Fixed Income III Fund invests primarily in
   Investment          fixed-income securities. Fixed income securities, also
   Strategies          referred to as bonds, are securities representing debt
                       obligations that require the issuer to repay the bondholders the principal amount borrowed and to generally pay interest. In particular, the Fund holds fixed income securities issued or guaranteed by the US government and, to a lesser extent by non-US governments, or by their respective agencies and instrumentalities. It also holds mortgage-backed securities, including collateralized mortgage obligations. The Fund also invests in corporate debt securities and dollar-denominated obligations issued in the US by non-US banks and corporations (Yankee

                       Bonds). A majority of the Fund's holdings are US dollar denominated. From time to time, the Fund may invest in municipal debt obligations. The Fund considers each of these foregoing types of securities to be "bonds." The Fund also considers derivative instruments whose value is based on debt obligations, such as futures contracts, interest rate swaps and forward contracts, to be included in the definition of bonds. The Fund has a non-fundamental policy to invest, under normal circumstances, at least 80% of the value of its assets in bonds. The Fund will provide 60 days' notice to its shareholders prior to a change in this policy. The 80% investment requirement applies at the time the Fund invests its assets.

                       The Fund may invest up to 25% of its assets in debt securities that are rated below investment grade as determined by one or more nationally recognized securities rating organizations or in unrated securities judged by the Fund to be of comparable quality. These securities are commonly referred to as "junk bonds."

                       The duration of the Fund's portfolio typically ranges within 10% of the duration of the Lehman Brothers Aggregate Bond Index, which was 4.54 years as of December 31, 2001, but may vary up to 25% from the Index's duration. The Fund has no restrictions on individual security duration.

                       The Fund invests in securities of issuers in a variety of sectors of the fixed-income market. The Fund's money managers also identify sectors of the fixed-income market that they believe are undervalued and concentrate the Fund's investments in those sectors. These sectors will differ over time. To a lesser extent, the Fund may attempt to anticipate shifts in interest rates and hold securities that the Fund expects to perform well in relation to market indexes as a result of such shifts. Additionally, the Fund typically holds proportionately fewer US Treasury obligations than are represented in the Lehman Brothers Aggregate Bond Index.

                       The Fund employs multiple money managers, each with its own expertise in the fixed-income markets. When determining how to allocate its assets among money managers, the Fund considers a variety of factors. These factors include a money manager's investment style and performance record as well as the characteristics of the money manager's typical portfolio investments. These characteristics include portfolio biases, magnitude of sector shifts and duration movements. The Fund also considers the manner in which money managers' historical and expected investment returns correlate with one another.

                       The Fund may enter into interest rate futures contracts, options on such futures contracts and interest rate swaps (i.e., agreements to exchange the Fund's rights to receive certain interest payments) as a substitute for holding physical securities or to facilitate the implementation of its investment strategy but not for leverage purposes. Additionally, the Fund may invest its liquidity reserves in one or more Frank Russell Investment Company money market funds.

                       The Fund may lend up to one-third of its portfolio securities to earn income. These loans may be terminated at any time. The Fund will receive either cash or US government debt obligations as collateral.

                       From time to time, the Fund may take temporary defensive positions that may be inconsistent with its principal investment policies in an attempt to respond to adverse market, economic, political or other conditions. If this occurs, the Fund may not achieve its investment objective during such times.




EMERGING MARKETS FUND

   Investment          To provide maximum total return primarily through
   Objective           capital appreciation and by assuming a higher level of
                       volatility than is ordinarily expected from developed market international portfolios by investing primarily in equity securities.

   Principal           The Emerging Markets Fund will primarily invest in
   Investment          equity securities of companies that are located in
   Strategies          countries with emerging markets or that derive a
                       majority of their revenues from operations in such countries. These companies are referred to as "Emerging
                       Market Companies." For purposes of the Fund's operations, an "emerging market country" is a country having an economy and market that the World Bank or the United Nations considers to be emerging or developing.
                       These countries generally include every country in the world except the United States, Canada, Japan, Australia and most countries located in Western Europe. The Fund has a non-fundamental policy to invest, under normal circumstances, at least 80% of the value of its assets in Emerging Market Companies. The Fund will provide 60 days' notice to its shareholders prior to a change in this policy. The 80% investment requirement applies at the time the Fund invests its assets.

                       The Fund seeks to maintain a broadly diversified exposure to emerging market countries and ordinarily will invest in the securities of issuers in at least three different emerging market countries.

                       The Fund invests in common stocks of Emerging Market Companies and in depository receipts which represent ownership of securities of non-US companies. The Fund may also invest in rights, warrants and convertible fixed-income securities. The Fund's securities are denominated primarily in foreign currencies and may be held outside the US.

                       Some emerging market countries do not permit foreigners to participate directly in their securities markets or otherwise present difficulties for efficient foreign investment. Therefore, when it believes it is appropriate to do so, the Fund may invest in pooled investment vehicles, such as other investment companies, which enjoy broader or more efficient access to shares of Emerging Market Companies in certain countries but which may involve a further layering of expenses.

                       The Fund employs a multi-manager approach whereby portions of the Fund are allocated to different money managers whose approaches are intended to complement one another.

                       When determining how to allocate its assets among money managers, the Fund considers a variety of factors. These factors include a money manager's investment style and performance record, as well as the characteristics of the money manager's typical portfolio investments. These characteristics include capitalization size, growth and profitability measures, valuation ratios, economic sector weightings and earnings and price volatility statistics. The Fund also considers the manner in which money managers' historical and expected investment returns correlate with one another.

                       The Fund may agree to purchase securities for a fixed price at a future date beyond customary settlement time. This kind of agreement is known as a "forward commitment" or as a "when-issued" transaction.

                       Although the Fund, like any mutual fund, maintains liquidity reserves (i.e., cash awaiting investment or held to meet redemption requests), the Fund may expose these reserves to the performance of appropriate equity markets, usually by use of stock index futures contracts but the Fund may also use exchange traded and over-the-counter options and equity index swaps. This generally causes the Fund to perform as though its cash reserves were actually invested in those markets. Additionally, the Fund may invest its liquidity reserves in one or more Frank Russell Investment Company money market funds.

                       A portion of the Fund's net assets may be "illiquid" securities (i.e., securities that do not have a readily available market or that are subject to resale restrictions).

                       The Fund may lend up to one-third of its portfolio securities to earn income. These loans may be terminated at any time. The Fund will receive either cash or US government debt obligations as collateral.

                       From time to time, the Fund may take temporary defensive positions that may be inconsistent with its principal investment policies in an attempt to respond to adverse market, economic, political or other conditions. If this occurs, the Fund may not achieve its investment objective during such times.

SHORT TERM BOND FUND

   Investment          The preservation of capital and the generation of
   Objective           current income consistent with preservation of capital
                       by investing primarily in fixed-income securities with low-volatility characteristics.

   Principal           The Short Term Bond Fund invests primarily in
   Investment          fixed-income securities. Fixed income securities, also
   Strategies          referred to as bonds, are securities representing debt
                       obligations that require the issuer to repay the bondholders the principal amount borrowed and to generally pay interest. In particular, the Fund holds fixed income securities issued or guaranteed by the US government and, to a lesser extent by non-US governments, or by their respective agencies and instrumentalities. It also holds mortgage-backed securities, including collateralized mortgage obligations. The Fund also invests in corporate debt securities and dollar-denominated obligations issued in the US by non-US banks and corporations (Yankee Bonds).
                       A majority of the Fund's holdings are US dollar denominated. From time to time, the Fund may invest in municipal debt obligations. The Fund considers each of these foregoing types of securities to be "bonds." The
                       Fund also considers derivative instruments whose value is based on debt obligations, such as futures contracts, interest rate swaps and forward contracts, to be included in the definition of bonds. The Fund has a non-fundamental policy to invest, under normal circumstances, at least 80% of the value of its assets in bonds. The Fund will provide 60 days' notice to its shareholders prior to a change in this policy. The 80% investment requirement applies at the time the Fund invests its assets.

                       The duration of the Fund's portfolio typically ranges within 15% of the duration of the Merrill Lynch 1-2.99 Year Treasury Index, which was 1.62 years as of December 31, 2001, but may vary up to 50% from the Index's duration. The Fund has no restrictions on individual security duration.

                       The Fund may invest up to 10% of its assets in debt securities that are rated below investment grade as determined by one or more nationally recognized securities rating organizations or in unrated securities judged by the Fund to be of comparable quality. These securities are commonly referred to as "junk bonds."

                       The Fund invests in securities of issuers in a variety of sectors of the fixed-income market. The Fund's money managers identify sectors of the fixed-income market that they believe are undervalued and concentrate the Fund's investments in those sectors. These sectors will differ over time. To a lesser extent, the Fund may attempt to anticipate shifts in interest rates and hold securities that the Fund expects to perform well in relation to market indexes as a result of such shifts. Additionally, the Fund typically holds proportionately fewer US Treasury obligations than are represented in the Merrill Lynch 1-2.99 Years Treasury Index.

                       The Fund employs multiple money managers, each with its own expertise in the fixed-income markets. When determining how to allocate its assets among money managers, the Fund considers a variety of factors. These factors include a money manager's investment style and performance record as well as the characteristics of the money manager's typical portfolio investments. These characteristics include portfolio biases, magnitude of sector shifts and duration movements. The Fund also considers the manner in which money managers' historical and expected investment returns correlate with one another.

                       The Fund may enter into interest rate futures contracts, options on such futures contracts and interest rate swaps (i.e., agreements to exchange the Fund's rights to receive certain interest payments) as a substitute for holding physical securities or to facilitate the implementation of its investment strategy but not for leverage purposes. Additionally, the Fund may invest its liquidity reserves in one or more Frank Russell Investment Company money market funds.

                       The Fund may lend up to one-third of its portfolio securities to earn income. These loans may be terminated at any time. The Fund will receive either cash or US government debt obligations as collateral.

                       From time to time, the Fund may take temporary defensive positions that may be inconsistent with its principal investment policies in an attempt to respond to adverse market, economic, political or other conditions. If this occurs, the Fund may not achieve its investment objective during such times.

                                     RISKS

   An investment in the Funds, like any investment, has risks. The value of each Fund fluctuates and you could lose money. The following table describes principal types of risks that each Fund is subject to and lists next to each description the Funds most likely to be affected by the risk. Other Funds that are not listed may be subject to one or more of the risks, but not in a way that is expected to principally affect the performance of such Funds as a whole. Please refer to the Funds' Statement of Additional Information for a discussion of risks associated with types of securities held by the Funds and the investment practices employed by the individual Funds.

 Risk Associated With   Description                                             Relevant Fund
----------------------  ------------                                        ----------------------

Multi-Manager Approach  The investment styles employed by a Fund's          All Funds
                        money managers may not be complementary.
                        The interplay of the various strategies employed
                        by a Fund's multiple money managers may
                        result in a Fund holding a concentration of
                        certain types of securities. This concentration
                        may be beneficial or detrimental to a Fund's
                        performance depending upon the performance
                        of those securities and the overall economic
                        environment. The multi-manager approach
                        could result in a high level of portfolio turnover,
                        resulting in higher Fund brokerage expenses and
                        increased tax liability from a Fund's realization
                        of capital gains.

Equity Securities       The value of equity securities will rise and fall   Equity I
                        in response to the activities of the company that   Equity II
                        issued the stock, general market conditions and/    Equity III
                        or economic conditions.                             Equity Q
                                                                            International
                                                                            Emerging Markets
                                                                            Real Estate Securities

..    Value Stocks       Investments in value stocks are subject to risks    Equity I
                        that (i) their intrinsic values may never be        Equity II
                        realized by the market or (ii) such stock may       Equity III
                        turn out not to have been undervalued.              Equity Q
                                                                            International

..    Growth Stocks      Growth company stocks may provide minimal           Equity I
                        dividends which could otherwise cushion stock       Equity II
                        prices in a market decline. The value of growth     Equity Q
                        company stocks may rise and fall significantly      International
                        based, in part, on investors' perceptions of the
                        company, rather than on fundamental analysis of
                        the stocks.

..    Market-Oriented    Market-oriented investments are generally           Equity I
     Investments        subject to the risks associated with growth and     Equity II
                        value stocks.                                       Equity Q
                                                                            International

..    Securities of Small         Investments in smaller companies may involve         Equity II
     Capitalization Companies    greater risks because these companies generally
                                 have a limited track record. Smaller companies
                                 often have narrower markets and more limited
                                 managerial and financial resources than larger,
                                 more established companies. As a result, their
                                 performance can be more volatile, which may
                                 increase the volatility of a Fund's portfolio.

Fixed-Income Securities          Prices of fixed-income securities rise and fall in   Short Term Bond
                                 response to interest rate changes. Generally,        Fixed Income I
                                 when interest rates rise, prices of fixed-income     Fixed Income III
                                 securities fall. The longer the duration of the
                                 security, the more sensitive the security is to this
                                 risk. A 1% increase in interest rates would
                                 reduce the value of a $100 note by
                                 approximately one dollar if it had a one-year
                                 duration, but would reduce its value by
                                 approximately fifteen dollars if it had a 15-year
                                 duration. There is also a risk that one or more of
                                 the securities will be downgraded in credit
                                 rating or go into default. Lower-rated bonds
                                 generally have higher credit risks.

..    Non-Investment Grade        Although lower rated debt securities generally       Short Term Bond
     Fixed-Income Securities     offer a higher yield than higher rated debt          Fixed Income III
                                 securities, they involve higher risks. They are
                                 especially subject to:

                                 .    Adverse changes in general economic
                                      conditions and in the industries in which their issuers are engaged,

                                 .    Changes in the financial condition of
                                      their issuers and

                                 . Price fluctuations in response to changes in interest rates.

                                 As a result, issuers of lower rated debt securities
                                 are more likely than other issuers to miss
                                 principal and interest payments or to default
                                 which could result in a loss to a Fund.

International Securities         A Fund's return and net asset value may be           International
                                 significantly affected by political or economic      Emerging Markets
                                 conditions and regulatory requirements in a          Short Term Bond
                                 particular country. Non-US markets, economies        Fixed Income I
                                 and political systems may be less stable than US     Fixed Income III
                                 markets, and changes in exchange rates of
                                 foreign currencies can affect the value of a
                                 Fund's foreign assets. Non-US laws and
                                 accounting standards typically are not as strict
                                 as they are in the US and there may be less
                                 public information available about foreign
                                 companies. Non-US securities markets may be
                                 less liquid and have fewer transactions than US
                                 securities markets. Additionally, international
                                 markets may experience delays and disruptions
                                 in securities settlement procedures for a Fund's
                                 portfolio securities.

..    Non-US Debt Securities     A Fund's non-US debt securities are typically       Short Term Bond
                                obligations of sovereign governments and            Fixed Income I
                                corporations. These securities are particularly     Fixed Income III
                                subject to a risk of default from political
                                instability.

..    Emerging Market            Investments in emerging or developing markets       Emerging Markets
     Countries                  involve exposure to economic structures that are    Fixed Income III
                                generally less diverse and mature, and to
                                political systems which have less stability than
                                those of more developed countries. Emerging
                                market securities are subject to currency transfer
                                restrictions and may experience delays and
                                disruptions in securities settlement procedures
                                for a Fund's portfolio securities.

..    Instruments of US and      Non-US corporations and banks issuing dollar        Short Term Bond
     Foreign Banks and          denominated instruments in the US are not           Fixed Income I
     Branches and Foreign       necessarily subject to the same regulatory          Fixed Income III
     Corporations, Including    requirements that apply to US corporations and
     Yankee Bonds               banks, such as accounting, auditing and
                                recordkeeping standards, the public availability
                                of information and, for banks, reserve
                                requirements, loan limitations and examinations.
                                This increases the possibility that a non-US
                                corporation or bank may become insolvent or
                                otherwise unable to fulfill its obligations on
                                these instruments.

Derivatives (e.g. Futures       If a Fund incorrectly forecasts interest rates in   Short Term Bond
Contracts, Options on Futures,  using derivatives, the Fund could lose money.       Fixed Income I
Interest Rate Swaps)            Price movements of a futures contract, option or    Fixed Income III
                                structured note may not be identical to price
                                movements of portfolio securities or a securities
                                index resulting in the risk that, when a Fund
                                buys a futures contract or option as a hedge, the
                                hedge may not be completely effective.

Real Estate Securities          Just as real estate values go up and down, the      Real Estate Securities
                                value of the securities of companies involved in
                                the industry, and in which a Fund invests, also
                                fluctuates. A Fund that invests in real estate
                                securities is also subject to the risks associated
                                with direct ownership of real estate. Additional
                                risks include declines in the value of real estate,
                                changes in general and local economic
                                conditions, increases in property taxes and
                                changes in tax laws and interest rates. The value
                                of securities of companies that service the real
                                estate industry may also be affected by such
                                risks.


..    REITs                     REITs may be affected by changes in the value        Real Estate Securities
                               of the underlying properties owned by the
                               REITs and by the quality of any credit extended.
                               Moreover, the underlying portfolios of REITs
                               may not be diversified, and therefore are subject
                               to the risk of financing a single or a limited
                               number of projects. REITs are also dependent
                               upon management skills and are subject to
                               heavy cash flow dependency, defaults by
                               borrowers, self-liquidation and the possibility of
                               failing either to qualify for tax-free pass through
                               of income under federal tax laws or to maintain
                               their exemption from certain federal securities
                               laws.

Municipal Obligations          Municipal obligations are affected by economic,      Fixed Income I
                               business or political developments. These            Fixed Income III
                               securities may be subject to provisions of           Short Term Bond
                               litigation, bankruptcy and other laws affecting
                               the rights and remedies of creditors, or may
                               become subject to future laws extending the
                               time for payment of principal and/or interest, or
                               limiting the rights of municipalities to levy
                               taxes.

Repurchase Agreements          Under a repurchase agreement, a bank or broker       Fixed Income I
                               sells securities to a Fund and agrees to             Fixed Income III
                               repurchase them at the Fund's cost plus interest.    Short Term Bond
                               If the value of the securities declines and the
                               bank or broker defaults on its repurchase
                               obligation, a Fund could incur a loss.

Exposing Liquidity Reserves to By exposing its liquidity reserves to an equity      Equity I
Equity Markets                 market, principally by use of equity index           Equity II
                               futures but also by use of exchange traded and       Equity III
                               over-the-counter options and equity index            Equity Q
                               swaps, a Fund's performance tends to correlate       International
                               more closely to the performance of that market       Real Estate Securities
                               as a whole. However, the market performance of       Emerging Markets
                               these instruments may not correlate precisely to
                               the performance of a stock market. This
                               approach increases a Fund's performance if the
                               particular equity market rises and reduces a
                               Fund's performance if the particular equity
                               market declines.

Securities Lending             If a borrower of a Fund's securities fails           All Funds
                               financially, the Fund's recovery of the loaned
                               securities may be delayed or the Fund may lose
                               its rights to the collateral which could result in a
                               loss to a Fund.

                            MANAGEMENT OF THE FUNDS

   The Funds' investment advisor is FRIMCo, 909 A Street, Tacoma, Washington 98402. FRIMCo pioneered the "multi-style, multi-manager" investment method in mutual funds and, as of December 31, 2001, managed over $16.9 billion in more than 35 mutual fund portfolios. FRIMCo was established in 1982 to serve as the investment management arm of Russell.

   Russell, which acts as consultant to the Funds, was founded in 1936 and has been providing comprehensive asset management consulting services for over 30 years to institutional investors, principally large corporate employee benefit plans. Russell provides FRIMCo and the FRIC Funds with the asset management consulting services that it provides to its other consulting clients. The Funds do not compensate Russell for these services. Russell and its affiliates have offices around the world, in Tacoma, New York, Toronto, London, Paris, Sydney, Auckland, Singapore and Tokyo.

   Russell is a subsidiary of The Northwestern Mutual Life Insurance Company. Founded in 1857, Northwestern Mutual is a mutual life insurance company headquartered in Milwaukee, Wisconsin. In the life and health insurance category, it was named the most admired company in the US in Fortune's corporate reputation survey published in 2001.

   FRIMCo recommends money managers to the Funds, allocates Fund assets among them, oversees them and evaluates their results. FRIMCo also oversees the management of the Funds' liquidity reserves. The Funds' money managers select the individual portfolio securities for the assets assigned to them.

   FRIMCo's officers and employees who oversee the money managers of the FRIC Funds are:

  . Randall P. Lert, who has been Chief Investment Officer of FRIMCo since June 1989.

  . Ernest Ankrim, Ph.D., who has been Director, Portfolio Strategy for FRIMCo since January 2001. From 1995 to January, 2001, Dr. Ankrim was Director of Portfolio Research for FRIMCo.

  . Randal C. Burge, who has been Director, Portfolio Management since December 2001. From 1999 to 2001, Mr. Burge was Director of Global Fixed Income for FRIMCo. From 1995 to 1999, Mr. Burge was a Portfolio Manager of FRIMCo.

  . Jean Carter, who has been Director, North American IMG since December 2001. From 1999 to 2001, Ms. Carter was Director of Global Fixed Income for FRIMCo. From 1994 to 1999, Ms. Carter was a Portfolio Manager of FRIMCo.

  . Christophe Caspar, who has been a Senior Portfolio Analyst of Frank Russell Company Limited ("FRCL"), an affiliate of FRIMCo, since January 2001. From 1999 to 2001, Mr. Caspar was a Portfolio Analyst with FRCL. From 1997 to 1999, Mr. Caspar was with Fleming Asset Management working through Fleming's European Graduate Development Programme. From 1996 to 1998, Mr. Caspar obtained his post graduate diploma in European management from the University of London.

  . Ron Dugan, who has been a Portfolio Manager of FRIMCo since November 2000. From 1993 to 2000, Mr. Dugan was employed by the Baptist Foundation of Texas where he held the positions of Senior Investment Analyst from 1993 to 1998, Investment Officer from 1998 to 1999 and Chief Investment Officer from 1999 to 2000.

  . Ann Duncan, who has been a Portfolio Manager of FRIMCo since January 1998. From 1996 to 1997, Ms. Duncan was a Senior Equity Research Analyst with Russell.

  . Bruce A. Eidelson, who has been a Portfolio Manager of Russell Real Estate Advisors Inc. ("RREA"), an affiliate of FRIMCo, since January 2002. From 1999 to 2001, Mr. Eidelson was Director of Real Estate Advisory Services of RREA. Mr. Eidelson was employed by Institutional Property Consultants where he held the positions of Managing Director from 1998 to 1999 and Senior Vice President from 1994 to 1998.

  . Jeffrey T. Hussey, who has been a Portfolio Manager of FRIMCo since June 2001. From 1996 to 2001, Mr. Hussey was a Senior Research Analyst for FRIMCo.

  . James M. Imhof, Director of FRIMCo's Portfolio Trading, manages the FRIC Funds' liquidity portfolios on a day to day basis and has been responsible for ongoing analysis and monitoring of the money managers since 1989.

  . James A. Jornlin, who has been a Portfolio Manager of FRIMCo since January 2000. From 1995 to 1999, Mr. Jornlin was a Senior Investment Officer of FRIMCo.

  . Eric W. Ogard, who has been a Portfolio Manager of FRIMCo since March 2000. Mr. Ogard was a Research Analyst for FRIMCo from 1995 to 1997 and a Senior Research Analyst for FRIMCo from 1997 to 2000.

  . Dennis J. Trittin, who has been a Portfolio Manager of FRIMCo since January 1996.

   The following lists the officers and employees who have primary responsibility for the management of the FRIC Funds:

  . Randy Burge and Jeff Hussey have primary responsibility for the management of the Diversified Bond, Fixed Income I, Fixed Income III, Multistrategy Bond, Short Term Bond and Tax Exempt Bond Funds.

  . Eric Ogard, Dennis Trittin and Ron Dugan have primary responsibility for the management of the Diversified Equity, Equity I, Equity II, Equity III, Equity Income, Equity Q, Quantitative Equity, Special Growth, Select Growth, Select Value, Tax-Managed Large Cap and Tax-Managed Mid & Small Cap Funds.

  . James Jornlin and Christophe Caspar have primary responsibility for the management of the Emerging Markets Fund.

  . Ann Duncan and James Jornlin have primary responsibility for the management of the International and International Securities Funds.

  . Bruce Eidelson and Ron Dugan have primary responsibility for the management of the Real Estate Securities Fund.

  . Ernest Ankrim, Randal Burge and Jean Carter have primary responsibility for the management of the Aggressive Strategy, Balanced Strategy, Moderate Strategy and Conservative Strategy Funds.

  . Ernest Ankrim and Jean Carter have primary responsibility for the management of the Tax-Managed Global Equity and Equity Aggressive Strategy Funds.

   The annual rate of advisory fees payable to FRIMCo monthly on a pro rata basis are the following percentages of each Fund's average daily net assets:
Equity I Fund, 0.55%; Equity Q Fund, 0.55%; Equity II Fund, 0.70%; Equity III Fund, 0.55%; International Fund, 0.70%; Fixed Income I Fund, 0.25%; Fixed Income III Fund, 0.50%; Real Estate Securities Fund, 0.80%; Emerging Markets Fund, 1.15%; and Short Term Bond Fund, 0.45%. The annual rate of administrative fees payable to FRIMCo monthly on a pro rata basis are an additional 0.05% of the average daily net assets of the Real Estate Securities, Emerging Markets and Short Term Bond Funds. The Class Y Shares of the remaining Funds pay administrative fees to FRIMCo at cost.

   For the Short Term Bond Fund, FRIMCo has contractually agreed to waive, at least until February 28, 2003, up to the full amount of its 0.50% combined advisory and administrative fees and to reimburse the Fund to the extent that Fund-level expenses exceed 0.47% of average daily net assets of that Fund on an annual basis. Fund-level expenses for the Short Term Bond Fund do not include administrative fees, 12b-1 fees or shareholder servicing fees.



   Each Fund may also pay, in addition to the aggregate fees set forth above, a fee which compensates FRIMCo for managing collateral which the Funds have received in securities lending and certain other portfolio transactions which are not treated as net assets of that Fund ("additional assets") in determining the Fund's net asset value per share. The additional fee payable to FRIMCo will equal an amount of up to 0.07% of each Fund's additional assets on an annualized basis.

                              THE MONEY MANAGERS

   Each Fund allocates its assets among the money managers listed under "Money Manager Information" at the end of this Prospectus. FRIMCo, as the Funds' advisor, may change the allocation of a Fund's assets among money managers at any time. The Funds received an exemptive order from the Securities and Exchange Commission (SEC) that permits a Fund to engage or terminate a money manager at any time, subject to the approval by the Funds' Board of Trustees (Board), without a shareholder vote. A Fund notifies its shareholders within 60 days of when a money manager begins providing services. Each Fund selects money managers based primarily upon the research and recommendations of FRIMCo and Russell. FRIMCo and Russell evaluate quantitatively and qualitatively the money manager's skills and results in managing assets for specific asset classes, investment styles and strategies. Short-term investment performance, by itself, is not a controlling factor in the selection or termination of any money manager.

   Each money manager has complete discretion to purchase and sell portfolio securities for its segment of a Fund. At the same time, however, each money manager must operate within each Fund's investment objectives, restrictions and policies. Additionally, each manager must operate within more specific constraints developed from time to time by FRIMCo. FRIMCo develops such constraints for each manager based on FRIMCo's assessment of the manager's expertise and investment style. By assigning more specific constraints to each money manager, FRIMCo intends to capitalize on the strengths of each money manager and to combine their investment activities in a complementary fashion. Although the money managers' activities are subject to general oversight by the Board and the Funds' officers, neither the Board, the officers, FRIMCo nor Russell evaluate the investment merits of a money manager's individual security selections.

                              PORTFOLIO TURNOVER

   The portfolio turnover rates for certain multi-manager Funds are likely to be somewhat higher than the rates for comparable mutual funds with a single money manager. Each of the Funds' money managers makes decisions to buy or sell securities independently from other managers. Thus, one money manager for a Fund may be selling a security when another money manager for the Fund (or for another Fund) is purchasing the same security. Also, when a Fund replaces a money manager, the new money manager may significantly restructure the investment portfolio. These practices may increase the Funds' portfolio turnover rates, realization of gains or losses, brokerage commissions and other transaction costs. When a Fund realizes capital gains upon selling portfolio securities, your tax liability increases.The annual portfolio turnover rates for each of the Funds are shown in the Financial Highlights tables in this Prospectus.

                          DIVIDENDS AND DISTRIBUTIONS

Income Dividends

   Each Fund distributes substantially all of its net investment income and net capital gains to shareholders each year. The amount and frequency of distributions are not guaranteed, all distributions are at the Board's discretion. Currently, the Board intends to declare dividends from net investment income, if any, according to the following schedule:

 Declared                           Payable                    Funds
 --------                  ------------------------- --------------------------
 Quarterly................ Mid: April, July, October Equity I, Equity III,
                           andDecember               Equity Q, RealEstate
                                                     Securities, Short Term
                                                     Bond,Fixed Income I and
                                                     Fixed Income IIIFunds
 Annually................. Mid-December              International, Emerging
                                                     Markets andEquity II Funds

Capital Gains Distributions

   The Board intends to declare capital gains distributions (both short-term and long-term) once a year in mid-December to reflect any net short-term and net long-term capital gains realized by a Fund as of October 31 of the current fiscal year. A Fund may be required to make an additional distribution if necessary, in any year for operational or other reasons. Distributions that are declared in October, November or December to shareholders of record in such months, and paid in January of the following year, will be treated for tax purposes as if received on December 31 of the year in which they were declared.

Buying a Dividend

   If you purchase Shares just before a distribution, you will pay the full price for the Shares and receive a portion of the purchase price back as a taxable distribution. This is called "buying a dividend." Unless your account is a tax-deferred account, dividends paid to you would be included in your gross income for tax purposes even though you may not have participated in the increase of the net asset value of a Fund, regardless of whether you reinvested the dividends. To avoid "buying a dividend," check a Fund's distribution dates before you invest.

Automatic Reinvestment

   Your dividends and other distributions are automatically reinvested at the closing net asset value on the record date, in additional Shares of the appropriate Fund, unless you elect to have the dividends or distributions paid in cash or invested in another Fund. You may change your election by delivering written notice no later than ten days prior to the payment date to the Funds at Frank Russell Investment Company, c/o Boston Financial Data Services, P.O. Box 8420, Boston, MA 02266-8420.

                                     TAXES

   In general, distributions from a Fund are taxable to you as either ordinary income or capital gains. This is true whether you reinvest your distributions in additional Shares or receive them in cash. Any long-term capital gains distributed by a Fund are taxable to you as long-term capital gains no matter how long you have owned your Shares. Every January, you will receive a statement that shows the tax status of distributions you received for the previous year. Distributions declared in December but paid in January are taxable as if they were paid in December.

   When you sell or exchange Shares, you may have a capital gain or loss. Any loss you incur if you sell or exchange Shares that you have held for six months or less will be treated as a long-term capital loss, but only to the extent that the Fund has paid you long-term capital gain dividends with respect to those Shares during that period. The tax rate on any gain from the sale or exchange of your Shares depends on how long you have held your Shares.

   The Funds make no representation as to the amount or variability of each Fund's capital gain distributions which may vary as a function of several factors including, but not limited to, prevailing dividend yield levels, general market conditions, shareholders' redemption patterns and Fund cash equitization activity.

   Fund distributions and gains from the sale or exchange of your Shares will generally be subject to state and local income tax. Non-US investors may be subject to US withholding and estate tax. You should consult your tax professional about federal, state, local or foreign tax consequences of holding Shares.

   When a Fund invests in securities of certain foreign countries, the Fund may have taxes withheld on the income received from these securities. If more than 50% of the total fair market value of the Fund's assets is made up of foreign securities, the Fund may elect to pass through such taxes to shareholders as a foreign tax credit.

   If you are a corporate investor, a portion of the dividends from net investment income paid by Equity I, Equity II, Equity III, Equity Q or Real Estate Securities Funds will generally qualify, in part, for the corporate dividends-received deduction. However, the portion of the dividends so qualified depends on the aggregate qualifying dividend income received by each Fund from domestic (US) sources. Certain holding period and debt financing restrictions may apply to corporate investors seeking to claim the deduction. You should consult your tax professional with respect to the applicability of these rules.

   By law, a Fund must withhold 30% of your distributions and proceeds if you do not provide your correct taxpayer identification number, or certify that such number is correct, or if the IRS instructs the Fund to do so.

   The tax discussion set forth above is included for general information only. You should consult your own tax adviser concerning the federal, state, local or foreign tax consequences of an investment in a Fund.

   Additional information on these and other tax matters relating to each Fund and its shareholders is included in the section entitled "Taxes" in the Funds' Statement of Additional Information.

                       HOW NET ASSET VALUE IS DETERMINED

Net Asset Value Per Share

   The net asset value per Share is calculated for Shares of each Class of each Fund on each business day on which Shares are offered or redemption orders are tendered. For each Fund, a business day is one on which the New York Stock Exchange (NYSE) is open for regular trading. Each Fund determines net asset value at 4:00 p.m. Eastern time or as of the close of the NYSE, whichever is earlier.

Valuation of Portfolio Securities

   Securities held by the Funds are typically priced using market quotations or pricing services when the prices are believed to be reliable, that is, when the prices reflect the fair market value of the securities. The Funds value securities for which market quotations are not readily available at "fair value," as determined in good faith and in accordance with procedures established by the Board. If you hold Shares in a Fund that holds portfolio securities listed primarily on foreign exchanges, the net asset value of that Fund's Shares may change on a day when you will not be able to purchase or redeem that Fund's Shares. This is because the value of those portfolio securities may change on weekends or other days when that Fund does not price its Shares.

                            HOW TO PURCHASE SHARES

   Shares are generally available only through a select network of qualified Financial Intermediaries. If you are not currently working with one of these Financial Intermediaries, please call Russell Investment Services at 800-787-7354 for assistance in contacting an investment professional near you.

   For Class Y Shares, there is a $10 million required minimum initial investment for each account in each Fund.

   For Class S Shares, there is a $2,500 required minimum initial investment for each account in each Fund.

   Financial Intermediaries may charge their customers a fee for providing investment-related services.

   Each Fund reserves the right to close any account invested in Class S Shares whose balance falls below $1,000.

   Each Fund reserves the right to change the categories of investors eligible to purchase its Shares or the required minimum investment amounts. You may be eligible to purchase Shares if you do not meet the required initial minimum investment. You should consult your Financial Intermediary for details, which are summarized in the Funds' Statement of Additional Information.

   Financial Intermediaries may charge their customers a fee for providing investment-related services.

Paying for Shares

   You may purchase Shares through a Financial Intermediary on any business day of the Funds (a day on which the NYSE is open for regular trading). Purchase orders are processed at the next net asset value per Share calculated after the Fund receives your order in proper form (defined in the "Written Instructions" section) and accepts the order. The Funds will close early if the NYSE closes early. Any purchase order received after the close of the NYSE will be processed on the following business day at the next calculated net asset value per share. Each Fund reserves the right to reject any purchase order for any reason.

   All purchases must be made in US dollars. Checks and other negotiable bank drafts must be drawn on US banks and made payable to "Frank Russell Investment Company." Each Fund may reject purchase orders if a payment check does not clear the bank or payment does not arrive in proper form by the settlement date. The settlement date is the first business day following receipt by the Funds of your order. You will be responsible for any resulting loss to a Fund. An overdraft charge may also be applied. Cash, third party checks and checks drawn on credit card accounts generally will not be accepted. However, exceptions may be made by prior special arrangement with certain Financial Intermediaries.

Offering Dates and Times

   Orders must be received by a Fund prior to 4:00 p.m. Eastern Time or the close of the NYSE, whichever is earlier.

   Purchases can be made on any day when Shares are offered. Because Financial Intermediaries' processing time may vary, please ask your Financial Intermediary representative when your account will be credited.

Order and Payment Procedures

   Generally, you must place purchase orders for Shares through a Financial Intermediary. You may pay for your purchase by mail or funds transfer. Initial purchases require a completed and signed application for each new account regardless of the investment method. Specific payment arrangements should be made with your Financial Intermediary.

By Mail

   For new accounts, please mail the completed application to your Financial Intermediary. Payment for orders may be made by check or other negotiable bank draft and sent to Frank Russell Investment Company, c/o Boston Financial Data Services, P.O. Box 8420, Boston, MA 02266-8420. Certified checks are not necessary, but checks are accepted subject to collection at full face value in US funds. Cash, third party checks and checks drawn on credit card accounts generally will not be accepted. Checks should be made payable to "Frank Russell Investment Company."

By Federal Funds Wire

   You can pay for orders by wiring federal funds to the Funds' Custodian, State Street Bank and Trust Company. All wires must include your account registration and account number for identification. Inability to properly identify a wire transfer may prevent or delay timely settlement of your purchase.

Automated Investment Program

   You can make regular investments (minimum $50) in a Fund in an established account on a monthly, quarterly, semiannual or annual basis by automatic electronic funds transfer from a bank account. You must make a separate transfer for each Fund in which you purchase Shares. You may change the amount or stop the automatic purchase at any time. Contact your Financial Intermediary for further information on this program and an enrollment form.

                              EXCHANGE PRIVILEGE

By Mail or Telephone

   Through your Financial Intermediary you may exchange Shares you own for Shares of any other Fund offered by this Prospectus on the basis of the current net asset value per Share at the time of the exchange. Shares of a Fund offered by this Prospectus may only be exchanged for shares of a FRIC Fund offered through another Prospectus under certain conditions and only in states where the exchange may be legally made. For additional information, including Prospectuses for other FRIC Funds, contact your Financial Intermediary.

   Exchanges may be made by mail or by telephone if the registration of the two accounts is identical. Contact your Financial Intermediary for assistance in exchanging Shares and, because Financial Intermediaries' processing times may vary, to find out when your account will be credited or debited. To request an exchange in writing, please follow the procedures in the "Written Instructions" section before mailing the request to your Financial Intermediary.

   An exchange involves the redemption of Shares, which is treated as a sale for income tax purposes. Thus, capital gain or loss may be realized. Please consult your tax adviser for more information. Shares to be acquired will be purchased when the proceeds from the redemption become available (up to seven days from the receipt of the request) at the next net asset value per share calculated after a Fund received the exchange request in good order.

In-Kind Exchange of Securities

   FRIMCo, in its capacity as each Fund's investment advisor, may, at its discretion, permit you to acquire Shares in exchange for securities you currently own. Any securities exchanged must meet the investment objective, policies and limitations of the appropriate Fund, have a readily ascertainable market value, be liquid, not be subject to restrictions on resale and have a market value, plus any cash, equal to at least $100,000.

   Shares purchased in exchange for securities generally may not be redeemed or exchanged for 15 days following the purchase by exchange or until the transfer has settled, whichever comes first. If you are a taxable investor, you will generally realize a gain or loss on the exchange for federal income tax purposes. If you are contemplating an in-kind exchange you should consult your tax adviser.

   The price at which the exchange will take place will depend upon the relative net asset value of the Shares purchased and securities exchanged. Securities accepted by a Fund will be valued in the same way the Fund values its assets. Any interest earned on the securities following their delivery to a Fund and prior to the exchange will be considered in valuing the securities. All interest, dividends, subscription or other rights attached to the securities becomes the property of the Funds, along with the securities. Please contact your Financial Intermediary for further information.

                             HOW TO REDEEM SHARES

   Shares may be redeemed through your Financial Intermediary on any business day of the Funds (a day on which the NYSE is open for regular trading). Redemption requests are processed at the next net asset value per share calculated after the Fund receives an order in proper form (defined in the "Written Instructions" section). The Funds will close early if the NYSE closes early. Any redemption requests received following an early closure will be processed on the following business day at the next calculated net asset value per share. Payment will ordinarily be made within seven days after receipt of your request in proper form. Shares recently purchased by check may not be available for redemption for 15 days following the purchase or until the check clears, whichever occurs first, to assure payment has been collected. Each Fund reserves the right to suspend redemptions or postpone the date of payment for more than seven days if an emergency condition (as specified in the Investment Company Act of 1940 or as determined by the SEC) exists.

Redemption Dates and Times

   Redemption requests must be placed through a Financial Intermediary and received by a Fund prior to 4:00 p.m. Eastern Time or the close of the NYSE, whichever is earlier.

   Because Financial Intermediaries' processing times may vary, please ask your Financial Intermediary representative when your account will be debited. Requests can be made by mail or telephone on any day when Shares are offered, or through the Systematic Withdrawal Program described below.

By Mail or Telephone

   You may redeem your Shares by calling or writing to your Financial Intermediary. Written requests to sell Shares are in proper form when the instructions are signed by all registered owners, with a signature guarantee if necessary.

Systematic Withdrawal Program

   The Funds offer a systematic withdrawal program which allows you to redeem your Shares and receive regular payments from your account on a monthly, quarterly, semiannual or annual basis. If you would like to establish a systematic withdrawal program, please complete the proper section of the account application and indicate how you would like to receive your payments. You will generally receive your payment by the end of the month in which a payment is scheduled. When you redeem your Shares under a systematic withdrawal program, it is a taxable transaction.

   You may choose to have the payments mailed to you or directed to your bank account by electronic funds transfer. You may discontinue the systematic withdrawal program, or change the amount and timing of withdrawal payments by contacting your Financial Intermediary.

Omnibus Accounts

   Many brokers, employee benefit plans and bank trusts combine their client's holdings in a single omnibus account with the Funds held in the brokers', plans', or bank trusts' own name or "street name." Therefore, if you hold Shares through a brokerage account, employee benefit plan or bank trust fund, a Fund may have records only of the omnibus account. In this case, your broker, employee benefit plan or bank is responsible for keeping track of your account information. This means that you may not be able to request transactions in your Shares directly through the Funds, but can do so only through your broker, plan administrator or bank. Ask your Financial Intermediary for information on whether your Shares are held in an omnibus account.

                        PAYMENT OF REDEMPTION PROCEEDS

By Check

   When you redeem your Shares, a check for the redemption proceeds will be sent to the shareholder(s) of record at the address of record within seven days after the Funds receive a redemption request in proper form.

By Wire

   If you have established the electronic redemption option, your redemption proceeds can be wired to your predesignated bank account on the next bank business day after a Fund receives your redemption request. Each Fund may charge a fee to cover the cost of sending a wire transfer for redemptions less than $1,000, and your bank may charge an additional fee to receive the wire. Wire transfers can be sent to US commercial banks that are members of the Federal Reserve System.

                             WRITTEN INSTRUCTIONS

Proper Form: Written instructions must be in proper form. They must include:

      A description of the request

      The name of the Fund(s)

      The class of shares, if applicable

      The account number(s)

      The amount of money or number of shares being purchased, exchanged, transferred or redeemed

      The name(s) on the account(s)

      The signature(s) of all registered account owners

      For exchanges, the name of the Fund you are exchanging into

      Your daytime telephone number

Signature Requirements Based on Account Type

                                        Requirements for Written
              Account Type              Requests
              ------------              ------------------------
              Individual, Joint         Written instructions must
                Tenants, Tenants in     be signed by
                Common                  eachshareholder, exactly
                                        as the names appear in
                                        theaccount registration.
              UGMA or UTMA (custodial   Written instructions must
                accounts for minors)    be signed by the
                                        custodian inhis/her
                                        capacity as it appears in
                                        the accountregistration.
              Corporation, Association  Written instructions must
                                        be signed by
                                        authorizedperson(s),
                                        stating his/her capacity
                                        as indicated bycorporate
                                        resolution to act on the
                                        account and a copyof the
                                        corporate resolution,
                                        certified within the
                                        past90 days, authorizing
                                        the signer to act.
              Estate, Trust, Pension,   Written instructions must
                Profit Sharing Plan     be signed by all
                                        trustees. Ifthe name of
                                        the trustee(s) does not
                                        appear in theaccount
                                        registration, please
                                        provide a copy of the
                                        trustdocument certified
                                        within the last 60 days.
              Joint tenancy             Written instructions must
              shareholders whose        be signed by the
                co-tenants aredeceased  survivingtenant(s). A
                                        certified copy of the
                                        death certificate
                                        mustaccompany the request.

Signature Guarantee

   Each Fund reserves the right to require a signature guarantee under certain circumstances. A signature guarantee verifies the authenticity of your signature. You should be able to obtain a signature guarantee from a bank, broker, credit union, savings association, clearing agency, or securities exchange or association, but not a notary public. Call your financial institution to see if it has the ability to guarantee a signature.

                               ACCOUNT POLICIES

Third Party Transactions

   If you purchase Shares as part of a program of services offered by a Financial Intermediary, you may be required to pay additional fees. You should contact your Financial Intermediary for information concerning what additional fees, if any, may be charged.

Redemption In-Kind

   A Fund may pay for any portion of a redemption amount in excess of $250,000 by a distribution in-kind of securities from the Fund's portfolio, instead of in cash. If you receive an in-kind distribution of portfolio securities, and choose to sell them, you will incur brokerage charges and continue to be subject to tax consequences and market risk pending any sale.

Stale Checks

   For the protection of shareholders and the Funds, if a check issued for the payment of a redemption or distribution is not cashed for more than 180 days from issuance, it will not be honored. Each Fund has adopted procedures described in the Statement of Additional Information regarding the treatment of stale checks. You may also contact your Financial Intermediary for additional information.

                             FINANCIAL HIGHLIGHTS


   The following financial highlights table are intended to help you understand the Funds' financial performance for at least the past 60 months (or, if a Fund or Class has not been in operation for 60 months, since the beginning of operations for that Fund or Class). Certain information reflects financial results for a single Fund Share throughout each of the periods shown below. The total returns in the table represent how much your investment in a Fund would have increased (or decreased) during each period, assuming reinvestment of all dividends and distributions. This information has been audited by PricewaterhouseCoopers LLP, whose report, along with the Fund's financial statements, are included in the Fund's annual report, which are available upon request. No Class Y Shares of the Real Estate Securities Fund were issued during the periods shown.


Equity I Fund--Class Y Shares

                                                     Fiscal
                                                   Year Ended
                                                   October 31,
                                                   -----------
                                                      2001      2000*
                                                   ----------- -------
         Net Asset Value, Beginning of Period.....  $  35.21   $ 36.90
                                                    --------   -------
         Income From Operations
          Net investment income(a)................       .23       .14
          Net realized and unrealized gain (loss).     (9.61)    (1.64)
                                                    --------   -------
            Total income from operations..........     (9.38)    (1.50)
                                                    --------   -------
         Distributions
          From net investment income..............      (.23)     (.19)
          From net realized gain..................      (.36)       --
                                                    --------   -------
            Total distributions...................      (.59)     (.19)
                                                    --------   -------
         Net Asset Value, End of Period...........  $  25.24   $ 35.21
                                                    ========   =======
         Total Return (%)(b)......................    (26.93)    (4.03)

         Ratios/Supplemental Data:
          Net Assets, end of period (in thousands)   146,156    37,101
          Ratios to average net assets (%)(c):
            Operating expenses, net...............       .62       .62
            Operating expenses, gross.............       .62       .67
            Net investment income.................       .81       .65

          Portfolio turnover rate (%).............    144.94    144.37

  *  For the period March 29, 2000 (commencement of sale) to October 31, 2000.
 (a) Average month-end shares outstanding were used for this calculation.
 (b) Periods less than one year are not annualized.
 (c) The ratios for periods less than one year are annualized.

Equity Q Fund--Class Y Shares

                                                     Fiscal
                                                   Year Ended
                                                   October 31,
                                                   -----------
                                                      2001      2000*
                                                   ----------- -------
         Net Asset Value, Beginning of Period.....  $  40.69   $ 42.29
                                                    --------   -------
         Income From Operations
          Net investment income(a)................       .28       .16
          Net realized and unrealized gain (loss).     (9.71)    (1.54)
                                                    --------   -------
            Total income from operations..........     (9.43)    (1.38)
                                                    --------   -------
         Distributions
          From net investment income..............      (.28)     (.22)
          From net realized gain..................     (1.23)       --
                                                    --------   -------
            Total distributions...................     (1.51)     (.22)
                                                    --------   -------
         Net Asset Value, End of Period...........  $  29.75   $ 40.69
                                                    ========   =======
         Total Return (%)(b)......................    (23.74)    (3.21)

         Ratios/Supplemental Data:
          Net Assets, end of period (in thousands)   456,512    38,812
          Ratios to average net assets (%)(c):
            Operating expenses, net...............       .61       .61
            Operating expenses, gross.............       .61       .66
            Net investment income.................       .86       .68

          Portfolio turnover rate (%).............     79.24     59.91

  *  For the period March 30, 2000 (commencement of sale) to October 31, 2000.
 (a) Average month-end shares outstanding were used for this calculation.
 (b) Periods less than one year are not annualized.
 (c) The ratios for periods less than one year are annualized.

Equity II Fund--Class Y Shares

                                                     Fiscal
                                                   Year Ended
                                                   October 31,
                                                   -----------
                                                      2001      2000*
                                                   ----------- -------
         Net Asset Value, Beginning of Period.....  $  38.35   $ 38.89
                                                    --------   -------
         Income From Operations
          Net investment income(a)................       .20       .11
          Net realized and unrealized gain (loss).     (5.35)     (.55)
                                                    --------   -------
            Total income from operations..........     (5.15)     (.44)
                                                    --------   -------
         Distributions
          From net investment income..............      (.10)     (.10)
          From net realized gain..................     (4.78)       --
                                                    --------   -------
            Total distributions...................     (4.88)     (.10)
                                                    --------   -------
         Net Asset Value, End of Period...........  $  28.32   $ 38.35
                                                    ========   =======
         Total Return (%)(b)......................    (14.59)    (1.15)

         Ratios/Supplemental Data:
          Net Assets, end of period (in thousands)   126,876    50,112
          Ratios to average net assets (%)(c):
            Operating expenses, net...............       .78       .78
            Operating expenses, gross.............       .79       .83
            Net investment income.................       .65       .51

          Portfolio turnover rate (%).............    134.79    137.51

  *  For the period March 29, 2000 (commencement of sale) to October 31, 2000.
 (a) Average month-end shares outstanding were used for this calculation.
 (b) Periods less than one year are not annualized.
 (c) The ratios for periods less than one year are annualized.

Equity III Fund--Class I Shares

                                            Fiscal
                                          Year Ended
                                          October 31,                   Year Ended December 31,
                                          -----------           --------------------------------------
                                             2001      2000*      1999      1998      1997      1996
                                          ----------- --------  --------  --------  --------  --------
Net Asset Value, Beginning of Period.....   $ 26.33   $  26.18  $  29.12  $  29.80  $  29.68  $  29.11
                                            -------   --------  --------  --------  --------  --------
Income From Operations
 Net investment income(a)................       .27        .25       .40       .47       .60       .70
 Net realized and unrealized gain (loss).     (3.96)       .15      (.41)     2.75      8.69      5.10
                                            -------   --------  --------  --------  --------  --------
   Total income from operations..........     (3.69)       .40      (.01)     3.22      9.29      5.80
                                            -------   --------  --------  --------  --------  --------
Distributions
 From net investment income..............      (.26)      (.25)     (.40)     (.47)     (.61)     (.71)
 From net realized gain..................        --         --     (2.53)    (3.43)    (8.56)    (4.52)
                                            -------   --------  --------  --------  --------  --------
   Total distributions...................      (.26)      (.25)    (2.93)    (3.90)    (9.17)    (5.23)
                                            -------   --------  --------  --------  --------  --------
Net Asset Value, End of Period...........   $ 22.38   $  26.33  $  26.18  $  29.12  $  29.80  $  29.68
                                            =======   ========  ========  ========  ========  ========
Total Return (%)(b)......................    (14.09)      1.59       .25     11.53     33.13     20.90

Ratios/Supplemental Data:
 Net Assets, end of period (in thousands)    75,578    129,405   168,361   210,491   242,112   221,778
 Ratios to average net assets (%)(c):
   Operating expenses....................       .93        .92       .79       .74       .78       .79
   Net investment income.................      1.08       1.22      1.39      1.54      1.77      2.23

 Portfolio turnover rate (%).............    118.26     108.39    146.28    135.53    128.86    100.78

  *  For the ten months ended October 31, 2000.
 (a) For the periods subsequent to December 31, 1997, average month-end shares outstanding were used for this calculation.
 (b) Periods less than one year are not annualized.
 (c) The ratios for periods less than one year are annualized.

Real Estate Securities Fund--Class S Shares

                                            Fiscal
                                          Year Ending
                                          October 31,                   Year Ended December 31,
                                          ----------- --------  --------------------------------------
                                             2001      2000*      1999      1998      1997      1996
                                          ----------- --------  --------  --------  --------  --------
Net Asset Value, Beginning of Period.....  $  26.22   $  22.86  $  24.44  $  30.86  $  29.19  $  23.51
                                           --------   --------  --------  --------  --------  --------
Income From Operations
 Net investment income(a)................      1.46       1.04      1.30      1.34      1.36      1.39
 Net realized and unrealized gain (loss).      1.03       3.15     (1.20)    (6.13)     3.93      6.89
                                           --------   --------  --------  --------  --------  --------
   Total income from operations..........      2.49       4.19       .10     (4.79)     5.29      8.28
                                           --------   --------  --------  --------  --------  --------
Distributions
 From net investment income..............     (1.40)      (.83)    (1.68)    (1.17)    (1.41)    (1.34)
 From net realized gain..................        --         --        --      (.46)    (2.21)    (1.26)
                                           --------   --------  --------  --------  --------  --------
   Total distributions...................     (1.40)      (.83)    (1.68)    (1.63)    (3.62)    (2.60)
                                           --------   --------  --------  --------  --------  --------
Net Asset Value, End of Period...........  $  27.31   $  26.22  $  22.86  $  24.44  $  30.86  $  29.19
                                           ========   ========  ========  ========  ========  ========
Total Return (%)(b)......................      9.48      18.53       .55    (15.94)    18.99     36.81

Ratios/Supplemental Data:
 Net Assets, end of period (in thousands)   607,280    669,529   589,300   576,326   615,483   445,619
 Ratios to average net assets (%)(c):
   Operating expenses, net...............      1.17       1.16      1.14      1.05      1.02      1.04
   Operating expenses, gross.............      1.18       1.16      1.14      1.05      1.02      1.04
   Net investment income.................      5.19       5.00      5.41      4.93      4.57      5.64

 Portfolio turnover rate (%).............     44.50      53.30     42.69     42.58     49.40     51.75

  *  For the ten months ended October 31, 2000.
 (a) For the periods subsequent to December 31, 1997, average month-end shares outstanding were used for this calculation.
 (b) Periods less than one year are not annualized.
 (c) The ratios for periods less than one year are annualized.

International Fund--Class Y Shares

                                                     Fiscal
                                                   Year Ended
                                                   October 31,
                                                   -----------
                                                      2001      2000*
                                                   ----------- -------
         Net Asset Value, Beginning of Period.....  $  39.62   $ 46.09
                                                    --------   -------
         Income From Operations
          Net investment income(a)................       .46       .46
          Net realized and unrealized gain (loss).     (9.60)    (6.93)
                                                    --------   -------
            Total income from operations..........     (9.14)    (6.47)
                                                    --------   -------
         Distributions
          From net investment income..............      (.14)       --
          From net realized gain..................     (1.92)       --
                                                    --------   -------
            Total distributions...................     (2.06)       --
                                                    --------   -------
         Net Asset Value, End of Period...........  $  28.42   $ 39.62
                                                    ========   =======
         Total Return (%)(b)......................    (24.26)   (14.04)

         Ratios/Supplemental Data:
          Net Assets, end of period (in thousands)   386,538    78,103
          Ratios to average net assets (%)(c):
            Operating expenses, net...............       .96       .91
            Operating expenses, gross.............       .96       .94
            Net investment income.................      1.40      1.85

          Portfolio turnover rate (%).............    111.84    105.17

  *  For the period March 29, 2000 (commencement of sale) to October 31, 2000.
 (a) Average month-end shares outstanding were used for this calculation.
 (b) Periods less than one year are not annualized.
 (c) The ratios for periods less than one year are annualized.

Fixed Income I Fund--Class Y Shares

                                                    Fiscal
                                                  Year Ended
                                                  October 31,
                                                  -----------
                                                     2001      2000*
                                                  ----------- --------
        Net Asset Value, Beginning of Period.....  $  20.79   $  20.61
                                                   --------   --------
        Income From Operations
         Net investment income(a)................      1.23        .81
         Net realized and unrealized gain (loss).      1.61        .37
                                                   --------   --------
           Total income from operations..........      2.84       1.18
                                                   --------   --------
        Distributions
         From net investment income..............     (1.31)     (1.00)
                                                   --------   --------
        Net Asset Value, End of Period...........  $  22.32   $  20.79
                                                   ========   ========
        Total Return (%)(b)......................     14.07       5.89

        Ratios/Supplemental Data:
         Net Assets, end of period (in thousands)   520,186    144,049
         Ratios to average net assets (%)(c):
           Operating expenses, net...............       .32        .32
           Operating expenses, gross.............       .32        .34
           Net investment income.................      5.62       6.63

         Portfolio turnover rate (%).............    188.97     117.94

  *  For the period March 29, 2000 (commencement of sale) to October 31, 2000.
 (a) Average month-end shares outstanding were used for this calculation.
 (b) Periods less than one year are not annualized.
 (c) The ratios for periods less than one year are annualized.

Fixed Income III Fund--Class Y Shares

                                                     Fiscal
                                                   Year Ended
                                                   October 31,
                                                   -----------
                                                      2001      2000*
                                                   ----------- -------
         Net Asset Value, Beginning of Period.....   $  9.76   $  9.69
                                                     -------   -------
         Income From Operations
          Net investment income(a)................       .60       .25
          Net realized and unrealized gain (loss).       .62       .13
                                                     -------   -------
            Total income from operations..........      1.22       .38
                                                     -------   -------
         Distributions
          From net investment income..............      (.63)     (.31)
                                                     -------   -------
         Net Asset Value, End of Period...........   $ 10.35   $  9.76
                                                     =======   =======
         Total Return (%)(b)......................     12.86      3.99

         Ratios/Supplemental Data:
          Net Assets, end of period (in thousands)    24,100    21,348
          Ratios to average net assets (%)(c):
            Operating expenses, net...............       .62       .64
            Operating expenses, gross.............       .62       .74
            Net investment income.................      5.94      6.73

          Portfolio turnover rate (%).............    165.41    108.08

  *  For the period June 7, 2000 (commencement of sale) to October 31, 2000.
 (a) Average month-end shares outstanding were used for this calculation.
 (b) Periods less than one year are not annualized.
 (c) The ratios for periods less than one year are annualized.

Emerging Markets Fund--Class S Shares

                                            Fiscal
                                          Year Ended
                                          October 31,                   Year Ended December 31,
                                          -----------           --------------------------------------
                                             2001      2000*      1999      1998      1997      1996
                                          ----------- --------  --------  --------  --------  --------
Net Asset Value, Beginning of Period.....  $   9.25   $  12.52  $   8.48  $  11.79  $  12.35  $  11.16
                                           --------   --------  --------  --------  --------  --------
Income From Operations
 Net investment income (loss)(a)**.......       .04         --       .03       .12       .14       .10
 Net realized and unrealized gain (loss).     (2.24)     (3.21)     4.10     (3.35)     (.56)     1.26
                                           --------   --------  --------  --------  --------  --------
   Total income from operations..........     (2.20)     (3.21)     4.13     (3.23)     (.42)     1.36
                                           --------   --------  --------  --------  --------  --------
Distributions
 From net investment income..............        --       (.06)     (.09)     (.08)     (.14)     (.17)
                                           --------   --------  --------  --------  --------  --------
Net Asset Value, End of Period...........  $   7.05   $   9.25  $  12.52  $   8.48  $  11.79  $  12.35
                                           ========   ========  ========  ========  ========  ========
Total Return (%)(b)......................    (23.89)    (25.79)    49.03    (27.57)    (3.45)    12.26

Ratios/Supplemental Data:
 Net Assets, end of period (in thousands)   273,486    359,201   430,794   294,349   333,052   271,490
 Ratios to average net assets (%)(c):
   Operating expenses, net...............      2.09       1.91      1.91      1.75      1.64      1.71
   Operating expenses, gross.............      2.09       1.92      1.91      1.75      1.64      1.72
   Net investment income (loss)..........       .44       (.02)      .26      1.20       .87       .77

 Portfolio turnover rate (%).............     83.74      73.11     94.85     59.35     50.60     34.62

  *  For the ten months ended October 31, 2000.
  ** Less than $.01 per share for the period ended October 31, 2000.
 (a) For the periods subsequent to December 31, 1997, average month-end shares outstanding were used for this calculation.
 (b) Periods less than one year are not annualized.
 (c) The ratios for periods less than one year are annualized.

Short Term Bond Fund--Class S Shares

                                            Fiscal
                                          Year Ended
                                          October 31,                   Year Ended December 31,
                                          -----------           --------------------------------------
                                             2001      2000*      1999      1998      1997      1996
                                          ----------- --------  --------  --------  --------  --------
Net Asset Value, Beginning of Period.....  $  18.22   $  18.03  $  18.46  $  18.35  $  18.36  $  18.55
                                           --------   --------  --------  --------  --------  --------
Income From Operations
 Net investment income(a)................      1.07        .91       .90       .99      1.08      1.04
 Net realized and unrealized gain (loss).       .83        .09      (.36)      .11        --      (.19)
                                           --------   --------  --------  --------  --------  --------
   Total income from operations..........      1.90       1.00       .54      1.10      1.08       .85
                                           --------   --------  --------  --------  --------  --------
Distributions
 From net investment income..............     (1.13)      (.81)     (.97)     (.99)    (1.09)    (1.04)
                                           --------   --------  --------  --------  --------  --------
Net Asset Value, End of Period...........  $  18.99   $  18.22  $  18.03  $  18.46  $  18.35  $  18.36
                                           ========   ========  ========  ========  ========  ========
Total Return (%)(b)......................     10.76       5.64      3.03      6.09      6.02      4.76

Ratios/Supplemental Data:
 Net Assets, end of period (in thousands)   401,137    422,884   447,590   260,539   229,470   222,983
 Ratios to average net assets (%)(c):
   Operating expenses, net...............       .52        .64       .74       .66       .66       .70
   Operating expenses, gross.............       .67        .66       .74       .66       .66       .70
   Net investment income.................      5.76       6.00      5.22      5.37      5.70      5.70

 Portfolio turnover rate (%).............    260.94      92.31    177.08    129.85    213.14    264.40

  *  For the ten months ended October 31, 2000.
 (a) For the periods subsequent to December 31, 1997, average month-end shares outstanding were used for this calculation.
 (b) Periods less than one year are not annualized.
 (c) The ratios for periods less than one year are annualized.

                           MONEY MANAGER INFORMATION

   The money managers have no affiliations with the Funds or the Funds' service providers other than their management of Fund assets. Each money manager has been in business for at least three years, and is principally engaged in managing institutional investment accounts. These managers may also serve as managers or advisers to other investment companies unaffiliated with FRIC, other FRIC funds, or to other clients of FRIMCo or of Frank Russell Company, including Frank Russell Company's wholly-owned subsidiary, Frank Russell Trust Company.

                                 Equity I Fund

   Alliance Capital Management L.P., 601 2nd Avenue South, Suite 5000,
      Minneapolis, MN 55402-4322.

   Barclays Global Investors, 45 Fremont Street, 17th Floor, San Francisco, CA
      94105.

   Jacobs Levy Equity Management, Inc., 100 Campus Drive, P.O. Box 650, Florham
      Park, NJ 07932-0650.

   Marsico Capital Management Company, LLC, 1200 17th Street, Suite 1300,
      Denver, CO 80202.

   MFS Institutional Advisors, Inc., 500 Boylston Street, Boston, MA 02116-3741.

   Peachtree Asset Management, One Peachtree Center, Suite 4500, 303 Peachtree
      Street N.E., Atlanta, GA 30308.

   Strong Capital Management, Inc., 100 Heritage Reserve, Menomonee Falls, WI
      53051.

   Suffolk Capital Management, LLC, 1633 Broadway, 40th Floor, New York, NY
      10019.

   Turner Investment Partners, Inc., 1235 Westlakes Drive, Suite 350, Berwyn,
      PA 19312.

   Westpeak Global Advisors, L.P., 1470 Walnut Street, Boulder, CO 80302.

                                 Equity Q Fund

   Barclays Global Investors, 45 Fremont Street, 17th Floor, San Francisco, CA
      94105.

   Franklin Portfolio Associates LLC, Two International Place, 22nd Floor,
      Boston, MA 02110-4104.

   Jacobs Levy Equity Management, Inc., 100 Campus Drive, P.O. Box 650, Florham
      Park, NJ 07932-0650.

   J.P. Morgan Investment Management Inc., 522 Fifth Ave., 6th Floor, New York,
      NY 10036.

                                Equity II Fund

   CapitalWorks Investment Partners, LLC, 402 West Broadway, 25th Floor, San
      Diego, CA 92101.

   David J. Greene and Company, LLC, 599 Lexington Avenue, New York, NY 10022.

   Delphi Management, Inc., 50 Rowes Wharf, Suite 440, Boston, MA 02110.

   GlobeFlex Capital, L.P., 4365 Executive Drive, Suite 720, San Diego, CA
      92121.

   Jacobs Levy Equity Management, Inc., 100 Campus Drive, P.O. Box 650, Florham
      Park, NJ 07932-0650.

   Sirach Capital Management, Inc., 520 Pike Street, Suite 2800, Seattle, WA
      98101.

   Suffolk Capital Management, LLC, 1633 Broadway, 40th Floor, New York, NY
      10019.

   TimesSquare Capital Management, Inc., Four Times Square, 25th Floor, New
      York, NY 10036-9998.

   Westpeak Global Advisors, L.P., 1470 Walnut Street, Boulder, CO 80302.

                                Equity III Fund

   Barclays Global Investors, 45 Fremont Street, 17th Floor, San Francisco, CA
      94105.

   Iridian Asset Management LLC, 276 Post Road West, Westport, CT 06880-4704.

   Westpeak Global Advisors, L.P., 1470 Walnut Street, Boulder, CO 80302.


                          Real Estate Securities Fund



   AEW Management and Advisors, L.P., World Trade Center East, Two Seaport
      Lane, Boston, MA 02110-2021.



   Cohen & Steers Capital Management, Inc., 757 Third Avenue, New York, NY
      10017.



   Security Capital Research & Management Incorporated, 11 South LaSalle
      Street, 2nd Floor, Chicago, IL 60603.


                              International Fund

   Alliance Capital Management L.P., 601 2nd Avenue South, Suite 5000,
      Minneapolis, MN 55402-4322

   Capital International, Inc., 11100 Santa Monica Blvd., Suite 1500, Los
      Angeles, CA 90025.

   Delaware International Advisers Ltd., 80 Cheapside, 3rd Floor, London EC2V
      6EE England.

   Driehaus Capital Management, Inc., 25 East Erie Street, Chicago, IL
      60611-2703.

   Fidelity Management & Research Company, 82 Devonshire Street, Boston, MA
      02109.

   J.P. Morgan Investment Management Inc., 522 Fifth Ave., 6th Floor, New York,
      NY 10036.

   Marvin & Palmer Associates, Inc., 1201 North Market Street, Suite 2300,
      Wilmington, DE 19801-1165.

   Mastholm Asset Management, LLC, 10500 N.E. 8th Street, Suite 660, Bellevue,
      WA 98004.

   Oechsle International Advisors, LLC, One International Place, 23rd Floor,
      Boston, MA 02110.

   The Boston Company Asset Management, LLC, One Boston Place, 14th Floor,
      Boston, MA 02108-4402.

                              Fixed Income I Fund

   Lincoln Capital Management Company, 200 South Wacker Drive, Suite 2100,
      Chicago, IL 60606.

   Pacific Investment Management Company LLC, 840 Newport Center Drive, Suite
      360, P.O. Box 6430, Newport Beach, CA 92658-6430.

   TimesSquare Capital Management, Inc., Four Times Square, 25th Floor, New
      York, NY 10036-9998.

                             Fixed Income III Fund

   Delaware Management Company, a series of Delaware Management Business Trust,
      2005 Market Street, Philadelphia, PA 19103-7094.

   Morgan Stanley Investments, LP, One Tower Bridge, Suite 1100,W.
      Conshohocken, PA 19428-2899.

   Pacific Investment Management Company LLC, 840 Newport Center Drive, Suite
      360, P.O. Box 6430, Newport Beach, CA 92658-6430.

   TimesSquare Capital Management, Inc., Four Times Square, 25th Floor, New
      York, NY 10036-9998.

                             Emerging Markets Fund

   Alliance Capital Management L.P., 601 2nd Avenue South, Suite 5000,
      Minneapolis, MN 55402-4322.

   Foreign & Colonial Emerging Markets Limited, Exchange House, Primrose
      Street, London EC2A 2NY England.

   Genesis Asset Managers Limited, 21 Knightsbridge, London SW1X 7LY England.

   Nicholas Applegate Capital Management, 600 W. Broadway, 29th Floor, San
      Diego, CA 92101.

   Schroder Investment Management North America Ltd., 787 Seventh Avenue, 34th
      Floor, New York, NY 10019.

                             Short Term Bond Fund

   BlackRock Financial Management, Inc., 345 Park Ave., 29th Floor, New York,
      NY 10154-0004.

   Merganser Capital Management LP, One Cambridge Center, Suite 402, Cambridge,
      MA 02142-1611.

   Pacific Investment Management Company LLC, 840 Newport Center Drive, Suite
      360, P.O. Box 6430, Newport Beach, CA 92658-6430.

   STW Fixed Income Management, 200 East Carrillo Street, Suite 100, Santa
      Barbara, CA 93101-2143.

   When considering an investment in the Funds, do not rely on any information unless it is contained in this Prospectus or in the Funds' Statement of Additional Information. The Funds have not authorized anyone to add any information or to make any additional statements about the Funds. The Funds may not be available in some jurisdictions or to some persons. The fact that you have received this Prospectus should not, in itself, be treated as an offer to sell Shares to you. Changes in the affairs of the Funds or in the Funds' money managers may occur after the date on the cover page of this Prospectus. This Prospectus will be amended or supplemented to reflect any material changes to the information it contains.

For more information about the Funds, the following documents are available without charge:

ANNUAL/SEMIANNUAL REPORTS: Additional information about the Funds' investments is available in the Funds' annual and semiannual reports to shareholders. In each Fund's annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year.

STATEMENT OF ADDITIONAL INFORMATION (SAI): The SAI provides more detailed information about the Funds.

The annual report for each Fund and the SAI are incorporated into this Prospectus by reference. You may obtain free copies of the reports and the SAI, and may request other information, by contacting your Financial Intermediary or the Funds at:
        Frank Russell Investment Company
        909 A Street
        Tacoma, WA 98402
        Telephone: 1-800-787-7354
        Fax: 253-591-3495
        www.russell.com

You can review and copy information about the Funds (including the SAI) at the Securities and Exchange Commission's Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room by calling the Commission at 1-202-942-8090. Reports and other information about the Funds are available on the EDGAR Database on the Commission's Internet website at http://www.sec.gov. Copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following email address: publicinfo@sec.gov, or by writing the Commission's Public Reference Section, Washington, D.C. 20549-0102.

FRANK RUSSELL INVESTMENT COMPANY
    Class Y Shares:
    Equity I Fund
    Equity Q Fund
    Equity II Fund
    Equity III Fund
    Real Estate Securities Fund
    International Fund
    Fixed Income I Fund
    Fixed Income III Fund
    Class S Shares:
    Emerging Markets Fund
    Short Term Bond Fund


                                    Distributor: Russell Fund Distributors, Inc.
                                                           SEC File No. 811-3153
                                                                36-08-062 (0502)

[LOGO OF FRANK RUSSELL COMPANY]

                        FRANK RUSSELL INVESTMENT COMPANY
                                  909 A Street
                            Tacoma, Washington 98402
                            Telephone (800) 972-0700
                          In Washington (253) 627-7001

                       STATEMENT OF ADDITIONAL INFORMATION

                           ____________________, 2002


         Frank Russell Investment Company ("FRIC") is a single legal entity organized as a Massachusetts business trust. FRIC operates investment portfolios referred to as "Funds." FRIC offers Shares of beneficial interest in the Funds in multiple separate Prospectuses.

         This Statement of Additional Information ("Statement") is not a prospectus; this Statement should be read in conjunction with the Funds' Prospectuses. Prospectuses may be obtained without charge by telephoning or writing FRIC at the number or address shown above.

         Capitalized terms not otherwise defined in this Statement shall have the meanings assigned to them in the Prospectuses.

         This Statement incorporates by reference FRIC's Annual Reports to Shareholders for the year ended October 31, 2001. Copies of the Funds' Annual Reports accompany this Statement.

         As of the date of this Statement, FRIC is comprised of the following Funds, each of which commenced operations on the date indicated:


Fund                                            Fund Inception Date                    Prospectus Date
----                                            -------------------                    ---------------
Equity I                                        October 15, 1981                       _____________, 2002
Equity II                                       December 28, 1981                      _____________, 2002
Equity III                                      November 27, 1981                      _____________, 2002
Equity Q                                        May 29, 1987                           _____________, 2002
Tax-Managed Large Cap/1/                        October 7, 1996                        _____________, 2002
Tax-Managed Mid & Small Cap                     December 1, 1999                       _____________, 2002
  (formerly Tax-Managed Small Cap)
International                                   January 31, 1983                       _____________, 2002
Emerging Markets                                January 29, 1993                       _____________, 2002
Fixed Income I                                  October 15, 1981                       _____________, 2002
Fixed Income III                                January 29, 1993                       _____________, 2002
Money Market                                    October 15, 1981                       _____________, 2002
Diversified Equity                              September 5, 1985                      _____________, 2002
Special Growth                                  September 5, 1985                      _____________, 2002
Equity Income                                   September 5, 1985                      _____________, 2002
Quantitative Equity                             May 15, 1987                           _____________, 2002
International Securities                        September 5, 1985                      _____________, 2002
Real Estate Securities                          July 28, 1989                          _____________, 2002
Diversified Bond                                September 5, 1985                      _____________, 2002


Fund                                            Fund Inception Date                    Prospectus Date
----                                            -------------------                    ---------------
Short Term Bond/2/                              October 30, 1981                       _____________, 2002
Multistrategy Bond                              January 29, 1993                       _____________, 2002
Tax Exempt Bond/3/                              September 5, 1985                      _____________, 2002
U.S. Government Money Market                    September 5, 1985                      _____________, 2002
Tax Free Money Market                           May 8, 1987                            _____________, 2002
Select Growth                                   January 31, 2001                       _____________, 2002
Select Value                                    January 31, 2001                       _____________, 2002

-----------------------
/1/ On or about December 1, 1999, the Equity T Fund was renamed the Tax-Managed Large Cap Fund.
/2/ On or about April 27, 1998, the Volatility Constrained Bond Fund merged into the Fixed Income II Fund. On or about November 9, 1998, the Fixed Income II Fund was renamed the Short Term Bond Fund.
/3/ On or about November 9, 1998, the Limited Volatility Tax Free Fund was renamed the Tax Exempt Bond Fund.

A shareholder of Class I Shares or Class Y Shares of any Fund may enter into a separate agreement with Frank Russell Investment Management Company ("FRIMCo") to obtain certain services from, and pay a separate quarterly individual shareholder investment services fee directly to, FRIMCo. The amount of the fee is based upon the assets subject to the applicable agreement and the services obtained under that agreement. A shareholder of the other Funds does not execute such an agreement to acquire such services and pays no such fees. In each case, FRIMCo may charge fees to a shareholder for non-investment services provided directly to that shareholder.

Each of the Funds (except the money market funds) presently offers interests in different classes of Shares as described in the table below. For purposes of this Statement, each Fund that issues multiple classes of Shares is referred to as a "Multiple Class Fund." Seven of the Funds, the Equity I, Equity II, Equity III, Equity Q, International, Fixed Income I and Fixed Income III Funds, are referred to in this Statement as the "Institutional Funds." Unless otherwise indicated, this Statement relates to all classes of Shares of the Funds.

Fund                                    Class C      Class E      Class S      Class I      Class Y
--------------------------------------------------------------------------------------------------------
Equity I                                                  X                         X            X
--------------------------------------------------------------------------------------------------------
Equity II                                                 X                         X            X
--------------------------------------------------------------------------------------------------------
Equity III                                                X                         X            X
--------------------------------------------------------------------------------------------------------
Equity Q                                                  X                         X            X
--------------------------------------------------------------------------------------------------------
Tax-Managed Large Cap                        X            X            X
--------------------------------------------------------------------------------------------------------
Tax-Managed Mid & Small Cap                  X            X            X
--------------------------------------------------------------------------------------------------------
International                                             X                         X            X
--------------------------------------------------------------------------------------------------------
Emerging Markets                             X            X            X
--------------------------------------------------------------------------------------------------------
Fixed Income I                                            X                         X            X
--------------------------------------------------------------------------------------------------------
Fixed Income III                                          X                         X            X
--------------------------------------------------------------------------------------------------------
Money Market                                                           X
--------------------------------------------------------------------------------------------------------
Diversified Equity                           X            X            X
--------------------------------------------------------------------------------------------------------
Special Growth                               X            X            X
--------------------------------------------------------------------------------------------------------
Equity Income                                X            X            X
--------------------------------------------------------------------------------------------------------
Quantitative Equity                          X            X            X
--------------------------------------------------------------------------------------------------------
International Securities                     X            X            X
--------------------------------------------------------------------------------------------------------
Real Estate Securities                       X            X            X            X            X
--------------------------------------------------------------------------------------------------------
Diversified Bond                             X            X            X
--------------------------------------------------------------------------------------------------------
Short Term Bond                              X            X            X
--------------------------------------------------------------------------------------------------------
Multistrategy Bond                           X            X            X
--------------------------------------------------------------------------------------------------------
Tax Exempt Bond                              X            X            X
--------------------------------------------------------------------------------------------------------
U.S. Government Money Market                                           X
--------------------------------------------------------------------------------------------------------
Tax Free Money Market                                                  X
--------------------------------------------------------------------------------------------------------
Select Growth                                X            X            X            X            X
--------------------------------------------------------------------------------------------------------
Select Value                                 X            X            X            X            X
--------------------------------------------------------------------------------------------------------

                                TABLE OF CONTENTS

             CERTAIN TERMS USED IN THIS STATEMENT ARE DEFINED IN THE
                        GLOSSARY, WHICH BEGINS ON PAGE 84

                                                                        Page
STRUCTURE AND GOVERNANCE ............................................    1
     Organization and Business History ..............................    1
     Shareholder Meetings ...........................................    1
     Controlling Shareholders .......................................    2
     Trustees and Officers ..........................................    11

OPERATION OF FRIC ...................................................    16
     Service Providers ..............................................    16
     Consultant .....................................................    16
     Advisor and Administrator ......................................    17
     Money Managers .................................................    19
     Approval of Investment Advisory Agreement ......................    20
     Distributor ....................................................    22
     Custodian and Portfolio Accountant .............................    23
     Transfer and Dividend Disbursing Agent .........................    23
     Order Placement Designees ......................................    23
     Independent Accountants ........................................    23
     Code of Ethics .................................................    24
     Plan Pursuant to Rule 18f-3 ....................................    26
     Distribution Plan ..............................................    27
     Shareholder Services Plan ......................................    28
     Fund Expenses ..................................................    29
     Purchase and Redemption of Fund Shares .........................    30
     Valuation of Fund Shares .......................................    30
     Valuation of Portfolio Securities ..............................    31
     Portfolio Transaction Policies .................................    31
     Portfolio Turnover Rate ........................................    32
     Brokerage Allocations ..........................................    32
     Brokerage Commissions ..........................................    33
     Yield and Total Return Quotations ..............................    37

INVESTMENT RESTRICTIONS, POLICIES AND CERTAIN INVESTMENTS ...........    44
     Investment Restrictions ........................................    44
     Investment Policies ............................................    46
     Certain Investments ............................................    50

TAXES ...............................................................    68

MONEY MANAGER INFORMATION ...........................................    72

RATINGS OF DEBT INSTRUMENTS .........................................    79

FINANCIAL STATEMENTS ................................................    83

GLOSSARY ............................................................    84

                            STRUCTURE AND GOVERNANCE

ORGANIZATION AND BUSINESS HISTORY. FRIC commenced business operations as a Maryland corporation on October 15, 1981. On January 2, 1985, FRIC reorganized by changing its domicile and legal status to a Massachusetts business trust.

FRIC is currently organized and operating under an amended Master Trust Agreement dated July 26, 1984, and the provisions of Massachusetts's law governing the operation of a Massachusetts business trust. The Board of Trustees ("Board" or the "Trustees") may amend the Master Trust Agreement from time to time; provided, however, that any amendment which would materially and adversely affect shareholders of FRIC as a whole, or shareholders of a particular Fund, must be approved by the holders of a majority of the Shares of FRIC or the Fund, respectively. FRIC is a registered open-end management investment company. Each of the Funds is diversified.

FRIC is authorized to issue Shares of beneficial interest, and may divide the Shares into two or more series, each of which evidences a pro rata ownership interest in a different investment portfolio -- a "Fund." Each Fund is a separate trust under Massachusetts law. The Trustees may, without seeking shareholder approval, create additional Funds at any time. The Master Trust Agreement provides that shareholders may be required to redeem their shares at any time (1) if the Trustees determine in their sole discretion that failure to so redeem may have material adverse consequences to the shareholders of FRIC or of any Fund or (2) upon such other conditions as may from time to time be determined by the Trustees and set forth in the prospectus with respect to the maintenance of shareholder accounts of a minimum amount. However, shareholders can only be required to redeem their Shares to the extent consistent with the Investment Company Act of 1940, the rules thereunder and Securities and Exchange Commission interpretations thereof.

FRIC's Funds are authorized to issue Shares of beneficial interest in one or more classes. Shares of each class of a Fund have a par value of $.01 per share, are fully paid and nonassessable, and have no preemptive or conversion rights. Shares of each class of a Fund represent proportionate interests in the assets of that Fund and have the same voting and other rights and preferences as the Shares of other classes of the Fund. Shares of each class of a Fund are entitled to the dividends and distributions earned on the assets belonging to the Fund that the Board declares. Each class of Shares is designed to meet different investor needs. The Class C Shares are subject to a Rule 12b-1 fee of up to 0.75% and a shareholder services fee of up to 0.25%. Class E Shares are subject to a shareholder services fee of up to 0.25%. The Class I, Class Y, and Class S Shares are not subject to either a Rule 12b-1 fee or a shareholder services fee. Unless otherwise indicated, "Shares" in this Statement refers to all classes of Shares of the Funds.

Under certain unlikely circumstances, as is the case with any Massachusetts business trust, a shareholder of a Fund may be held personally liable for the obligations of the Fund. The Master Trust Agreement provides that shareholders shall not be subject to any personal liability for the acts or obligations of a Fund and that every written agreement, obligation or other undertaking of the Funds shall contain a provision to the effect that the shareholders are not personally liable thereunder. The amended Master Trust Agreement also provides that FRIC shall, upon request, assume the defense of any claim made against any shareholder for any act or obligation of a Fund and satisfy any judgment thereon. Thus, the risk of any shareholder incurring financial loss beyond his investment on account of shareholder liability is limited to circumstances in which a Fund itself would be unable to meet its obligations.

Frank Russell Company ("FRC") has the right to grant (and withdraw) the nonexclusive use of the name "Frank Russell" or any variation.

SHAREHOLDER MEETINGS. FRIC will not hold annual meetings of shareholders, but special meetings may be held. Special meetings may be convened (i) by the Board,
(ii) upon written request to the Board by shareholders holding at least 10% of FRIC's outstanding Shares, or (iii) upon the Board's failure to honor the shareholders' request described above, by shareholders holding at least 10% of the outstanding Shares by giving notice of the special meeting to shareholders. Each share of a class of a Fund has one vote in Trustee elections and other matters submitted for shareholder vote. On any matter which affects only a particular Fund or class, only Shares of that Fund or class are entitled to vote. There are no cumulative voting rights.

         CONTROLLING SHAREHOLDERS. The Trustees have the authority and responsibility to manage the business of FRIC, and hold office for life unless they resign or are removed by, in substance, a vote of two-thirds of FRIC Shares outstanding. Under these circumstances, no one person, entity or shareholder "controls" FRIC.

         At _____________________, 2002, the following shareholders owned 5% or more of any Class of any Fund's Shares:

At __________________, 2002, the following shareholders could be deemed to "control" the following Funds because such shareholder owns more than 25% of the voting Shares of the indicated Fund:


The Trustees and officers of FRIC, as a group, own less than 1% of any Class of each Fund.

TRUSTEES AND OFFICERS. The Board of Trustees is responsible for overseeing generally the operation of the Funds, including reviewing and approving the Funds' contracts with FRIMCo, Russell and the money managers. A Trustee may be removed at any time by, in substance, a vote of two-thirds of FRIC Shares. A vacancy in the Board shall be filled by a vote of a majority of the remaining Trustees so long as, in substance, two-thirds of the Trustees have been elected by shareholders. The officers, all of whom are employed by and are officers of FRIMCo or its affiliates, are responsible for the day-to-day management and administration of the Funds' operations.

The Board of Trustees has established a standing Audit Committee and a standing Nominating and Governance Committee. The Audit Committee's primary functions are
(1) oversight of the Funds' accounting and financial reporting policies and internal controls and, as appropriate, the internal controls of certain service providers; (2) oversight of the quality and objectivity of the Funds' financial statements and the independent audit thereof; and (3) to act as liaison between the Funds' independent auditors and the full Board of Trustees. It is management's responsibility to maintain appropriate systems for accounting and internal control and the auditor's responsibility to plan and carry out a proper audit. The Audit Committee members consist of Messrs. P. Anderson, P. Anton, W. Baxter, L. Gingrich and R. Tennison and Mmes. E. Palmer and K. Blake, each of whom is an independent trustee. For the fiscal year ending October 31, 2001, the Audit Committee held two meetings. The primary functions of the Nominating and Governance Committee are to: (1) make nominations for independent trustee membership on the Board; (2) evaluate and review the composition and performance of the Board of Trustees; (3) review Board governance procedures; (4) review Trustee compensation; and (5) make nominations for membership on all Board committees and review the responsibilities of each committee. The Committee will not consider nominees recommended by shareholders of the Funds. The Nominating and Governance Committee members consist of Messrs. P. Anderson, P. Anton, W. Baxter, L. Gingrich and R. Tennison and Mmes. E. Palmer and K. Blake, each of whom is an independent trustee. The Nominating and Governance Committee was established on August 20, 2001 and did not hold any meeting for the fiscal year ended October 31, 2001.

FRIC paid in aggregate $376,769 for the fiscal year ended October 31, 2001 to the Trustees who are not officers or employees of FRIMCo or its affiliates. Trustees are paid an annual fee plus travel and other expenses incurred in attending Board meetings. FRIC's officers and employees are paid by FRIMCo or its affiliates.

The following tables provide information for each officer and trustee of the Russell Fund Complex. The Russell Fund Complex consists of Frank Russell Investment Company ("FRIC"), which has 31 funds, and Russell Insurance Funds ("RIF"), which has 5 funds. Each of the trustees is a trustee of both FRIC and RIF. FRC is Frank Russell Company. The first table provides information for trustees who are interested trustees. The second table provides information for the independent trustees. The third table provides information for the officers.

        Name, Age,           Position(s)     Term of Office       Principal Occupation(s)          No. of             Other
         Address              Held With                                  During the            Portfolios in   Directorships Held
                               Fund and                                 Past 5 Years            Russell Fund       by Trustee
                              Length of                                                           Complex
                             Time Served                                                        Overseen by
                                                                                                  Trustee
-----------------------------------------------------------------------------------------------------------------------------------
INTERESTED TRUSTEES
-------------------
-----------------------------------------------------------------------------------------------------------------------------------
*George F. Russell, Jr.,    Trustee       Appointed until       .   Currently, Chairman              36         None
Born July 3, 1932           Emeritus      successor                 Emeritus, FRC
                            and           is duly elected       .   Currently, Chairman
909 A Street                Chairman      and qualified             Emeritus, FRIC and RIF
Tacoma, Washington          Emeritus                            .   From 1984 to
98402-1616                  since 1999                              December 1998, Chairman of
                                                                    the Board of FRIC and RIF
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
*Lynn L. Anderson,          Trustee       Appointed until       .   Vice Chairman, FRC;              36         .   Trustee,
Born April 22, 1939         since 1987    successor             .   Chairman of the                                 The SSgA Funds
                                          is duly elected           Board, Trustee, President                       (investment
909 A Street                              and qualified             and CEO, FRIC and RIF;                          company)
Tacoma, Washington                                              .   CEO and Chairman of
98402-1616                                                          the Board, Russell Fund
                            President     Until successor is        Distributors, Inc. and
                            and CEO       chosen and                FRIMCo;
                            since 1987;   qualified by          .   Trustee, President
                            Chairman of   Trustees                  and Chairman of the Board,
                            the Board                               The SSgA Funds (investment
                            since 1999                              company);
                                                                .   Trustee and Chairman
                                                                    of the Board, Frank
                                                                    Russell Trust Company;
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
*Michael J.A. Phillips,     Trustee       Appointed until       .   Chairman of the                  36         None
Born January 20, 1948       since         successor is duly         Board, President and
                            January 2,    elected and               CEO, FRC
909 A Street                2002          qualified.            .   Trustee, FRIC and RIF
Tacoma, Washington
98402-1616
-----------------------------------------------------------------------------------------------------------------------------------

-------------------
* Each of Messrs. Russell, Anderson and Phillips is also an officer of an affiliate of FRIC and RIF and is therefore an interested trustee.

        Name, Age,          Position(s)   Term of Office         Principal Occupation(s)           No. of             Other
         Address             Held With                                  During the             Portfolios in      Directorships
                             Fund and                                 Past 5 Years             Russell Fund      Held by Trustee
                             Length of                                                            Complex
                            Time Served                                                         Overseen by
                                                                                                   Trustee
-----------------------------------------------------------------------------------------------------------------------------------
INDEPENDENT TRUSTEES
--------------------
-----------------------------------------------------------------------------------------------------------------------------------
Paul E. Anderson,           Trustee       Appointed until        . 1996 to present,                   36         None
Born October 15, 1931       since 1984    successor is duly        President, Anderson
                                          elected and              Management Group LLC
909 A Street                              qualified                (private investments
Tacoma, Washington                                                 consulting)
98402-1616
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
Paul Anton, Ph.D.,          Trustee       Appointed until        . Retired since 1997                 36         None
Born December 1,            since 1985    successor is duly      . Until 1997, President, Paul
1919                                      elected and              Anton and Associates
                                          qualified                (Marketing Consultant on
909 A Street                                                       emerging international
Tacoma, Washington                                                 markets for small
98402-1616                                                         corporations)
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
William E. Baxter,          Trustee       Appointed until        . Retired since 1986                 36         None
Born June 8, 1925           since 1984    successor is duly
                                          elected and
909 A Street                              qualified
Tacoma, Washington
98402-1616
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
Kristianne Blake,           Trustee       Appointed until        . President, Kristianne Gates        36         . Trustee, WM
Born January 22, 1954       since 2000    successor is duly        Blake, P.S. (accounting                         Group of
                                          elected and              services)                                       Funds
909 A Street                              qualified                                                                (investment
Tacoma, Washington                                                                                                 company;
98402-1616                                                                                                       . Director,
                                                                                                                   Avista Corp
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
Lee C. Gingrich,            Trustee       Appointed until        . Retired since 1995                 36         None
Born October 6, 1930        since 1984    successor is duly
                                          elected and
909 A Street                              qualified.
Tacoma, Washington
98402-1616
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
Eleanor W. Palmer,          Trustee       Appointed until        . Retired since 1981                 36         None
Born May 5, 1926            since 1984    successor is duly
                                          elected and
909 A Street                              qualified
Tacoma, Washington
98402-1616
-----------------------------------------------------------------------------------------------------------------------------------

                                       5

------------------------------------------------------------------------------------------------------------------------------------

INDEPENDENT
-----------
TRUSTEES (continued)
--------
------------------------------------------------------------------------------------------------------------------------------------
Raymond P. Tennison, Jr.,   Trustee       Appointed until        .  Currently, President,             36            None
Born December 21, 1955      since 2000    successor is duly         Simpson Investment
                                          elected and               Company and several
909 A Street                              qualified                 additional subsidiary
Tacoma, Washington                                                  companies, including
98402-1616                                                          Simpson Timber Company,
                                                                    Simpson Paper Company
                                                                    and Simpson Tacoma
                                                                    Kraft Company

                                                                 .  Prior to July 1997,
                                                                    President, Simpson Paper
                                                                    Company
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
        Name, Age,            Position(s) Held       Term of Office                      Principal Occupation(s)
         Address            With Fund and Length                                               During the
                               of Time Served                                                 Past 5 Years
------------------------------------------------------------------------------------------------------------------------------------
OFFICERS
--------
------------------------------------------------------------------------------------------------------------------------------------
Mark E. Swanson,            Treasurer and          Until successor is      .  Treasurer and Chief Accounting Officer, FRIC and RIF
Born November 26, 1963      Chief Accounting       chosen and              .  Director, Funds Administration, FRIMCo and Frank
                            Officer since 1998     qualified by               Russell Trust Company
909 A Street                                       Trustees                .  Treasurer, SSgA Funds (investment company);
Tacoma, Washington                                                         .  Manager, Funds Accounting and Taxes, Russell Fund
98402-1616                                                                    Distributors, Inc.
                                                                           .  April 1996 to August 1998, Assistant Treasurer, FRIC
                                                                              and RIF; November 1995 to July 1998, Assistant
                                                                              Secretary, SSgA Funds; February 1997 to July 1998,
                                                                              Manager, Funds Accounting and Taxes, FRIMCo
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
Randall P. Lert,            Director of          Until removed by          .  Director of Investments, FRIC and RIF
Born October 3, 1953        Investments since    Trustees                  .  Chief Investment Officer, Frank Russell Trust Company
                            1991                                           .  Director, FRIMCo and Russell Fund Distributors, Inc.
909 A Street
Tacoma, Washington
98402-1616
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
Karl J. Ege,                Secretary and        Until removed by          .  Secretary and General Counsel, FRIC, RIF, FRIMCo,
Born October 8, 1941        General Counsel      Trustees                     Frank Russell Trust Company and Russell Fund
                            since 1994                                        Distributors, Inc.
909 A Street                                                               .  Director, Secretary and General Counsel, Frank
Tacoma, Washington                                                            Russell Capital Inc.
98402-1616                                                                 .  Secretary, General Counsel and Managing Director -
                                                                              Law and Government Affairs, FRC Director and
                                                                              Secretary, Russell 20-20 Association
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
Mark D. Amberson,           Director of          Until removed by          .  Director of Short-Term Investment Funds, FRIC, RIF,
Born July 20, 1960          Short-Term           Trustees                     FRIMCo and Frank Russell Trust Company
                            Investment Funds                               .  From 1991 to 2001, Portfolio Manager, FRIC, RIF,
909 A Street                since 2001                                        FRIMCo and Frank Russell Trust Company
Tacoma, Washington
98402-1616
------------------------------------------------------------------------------------------------------------------------------------

                           TRUSTEE COMPENSATION TABLE
                   FOR THE FISCAL YEAR ENDED OCTOBER 31, 2001

                                                                                                   TOTAL COMPENSATION
                                   AGGREGATE        PENSION OR RETIREMENT    ESTIMATED ANNUAL     FROM FRIC AND RUSSELL
                                 COMPENSATION        BENEFITS ACCRUED AS      BENEFITS UPON           FUND COMPLEX
TRUSTEE                            FROM FRIC        PART OF FRIC EXPENSES       RETIREMENT          PAID TO TRUSTEES
-------                          ------------       ---------------------    ----------------     ---------------------
Lynn L. Anderson                    $     0                   $0                    $0                  $     0
Paul E. Anderson                    $55,000                   $0                    $0                  $67,000*
Paul Anton, PhD.                    $55,000                   $0                    $0                  $67,000*
William E. Baxter                   $55,000                   $0                    $0                  $67,000*
Kristianne Blake                    $55,000                   $0                    $0                  $67,000*
Lee C. Gingrich                     $55,000                   $0                    $0                  $67,000*
Eleanor W. Palmer                   $55,000                   $0                    $0                  $67,000*
Michael J. Phillips                 $     0                   $0                    $0                  $     0
Raymond P. Tennison, Jr.            $55,000                   $0                    $0                  $67,000*

* $12,000 of the total compensation listed above was for service as trustee on the Board of Trustees of Russell Insurance Funds.

                EQUITY SECURITIES BENEFICIALLY OWNED BY TRUSTEES
                  FOR THE CALENDAR YEAR ENDED DECEMBER 31, 2001

                                                                                           AGGREGATE DOLLAR RANGE OF EQUITY
                                                                                        SECURITIES IN ALL REGISTERED INVESTMENT
                                              DOLLAR RANGE OF EQUITY                            COMPANIES OVERSEEN BY
TRUSTEE                                      SECURITIES IN EACH FUND                       TRUSTEES IN RUSSELL FUND COMPLEX
---------------------------------------------------------------------------------------------------------------------------------
George F. Russell, Jr.          None                                                              None
---------------------------------------------------------------------------------------------------------------------------------
Michael J. Phillips             None                                                              None
---------------------------------------------------------------------------------------------------------------------------------
Lynn L. Anderson                None                                                              None
---------------------------------------------------------------------------------------------------------------------------------
Paul E. Anderson                None                                                              None
---------------------------------------------------------------------------------------------------------------------------------
Paul Anton, Ph.D.               Aggressive Strategy Fund:       $10,001-$50,000                   $10,001 - $50,000
                                Real Estate Securities Fund:    $10,001-$50,000
                                Equity II Fund:                 $10,001-$50,000
                                International Fund:             $10,001-$50,000
---------------------------------------------------------------------------------------------------------------------------------
William E. Baxter               Equity Q Fund:                  $1-$10,000                        $1 - $10,000
---------------------------------------------------------------------------------------------------------------------------------
Kristianne Blake                Equity III Fund:                Over $100,000                     Over $100,000
                                Equity Q Fund:                  Over $100,000
---------------------------------------------------------------------------------------------------------------------------------
Lee C. Gingrich                 None                                                              None
---------------------------------------------------------------------------------------------------------------------------------
Eleanor W. Palmer               None                                                              None
---------------------------------------------------------------------------------------------------------------------------------
Raymond P. Tennison, Jr.        None                                                              None
---------------------------------------------------------------------------------------------------------------------------------

                                OPERATION OF FRIC

SERVICE PROVIDERS. Most of FRIC's necessary day-to-day operations are performed by separate business organizations under contract to FRIC. The principal service providers are:

Consultant                                   Frank Russell Company

Advisor, Administrator, Transfer and         Frank Russell Investment Management Company
Dividend Disbursing Agent

Money Managers                               Multiple professional discretionary investment management
                                             organizations

Custodian and Portfolio Accountant           State Street Bank and Trust Company

CONSULTANT. Frank Russell Company, the corporate parent of Frank Russell Investment Management Company ("FRIMCo"), was responsible for organizing FRIC and provides ongoing consulting services, described in the Prospectuses, to FRIC and FRIMCo. FRIMCo does not pay Frank Russell Company an annual fee for consulting services.

Frank Russell Company provides comprehensive consulting and money manager evaluation services to institutional clients, including FRIMCo and Frank Russell Trust Company. Frank Russell Company also provides: (i) consulting services for international investment to these and other clients through its International Division and its wholly owned subsidiaries, Frank Russell Company Limited (London), Frank Russell Canada Limited/Limitee (Canada), Frank Russell Company Pty., Limited (Australia), Frank Russell Japan Co., Ltd. (Japan), Frank Russell Company S.A. (Paris), Frank Russell Company (N.Z.) Ltd. (New Zealand) and Frank Russell Investments (Delaware), and (ii) investment account and portfolio evaluation services to corporate pension plan sponsors and institutional money managers, through its Russell/Mellon Analytical Services, Inc. joint venture. Frank Russell Securities, Inc., a wholly owned subsidiary of Frank Russell Company, carries on an institutional brokerage business as a registered broker-dealer. Frank Russell Capital Inc., a wholly owned subsidiary of Frank Russell Company, carries on an investment banking business as a registered broker-dealer. Frank Russell Trust Company, a wholly-owned subsidiary of Frank Russell Company, provides comprehensive trust and investment management services to corporate pension and profit-sharing plans. Frank Russell Investment (Cayman) Ltd., a wholly owned subsidiary of Frank Russell Company, provides investment advice and other services. Frank Russell Investment (Ireland) Ltd., a wholly owned subsidiary of Frank Russell Company, provides investment advice and other services. Frank Russell International Services Co., Inc., a wholly owned subsidiary of Frank Russell Company, provides services to U.S. personnel secunded to overseas enterprises. Russell Real Estate Advisors, Inc., a wholly owned subsidiary of Frank Russell Company, provides investment advice focused on the real estate asset class, performs discretionary investment management, and provides advice with respect to private investment funds, including limited partnerships. The mailing address of Frank Russell Company is 909 A Street, Tacoma, WA 98402.

As affiliates, Frank Russell Company and FRIMCo may establish certain intercompany cost allocations that reflect the consulting services supplied to FRIMCo. George F. Russell, Jr., Trustee Emeritus and Chairman Emeritus of FRIC, is the Chairman Emeritus of Frank Russell Company. FRIMCo is a wholly owned subsidiary of Frank Russell Company.

Frank Russell Company is a subsidiary of The Northwestern Mutual Life Insurance Company ("Northwestern Mutual"). Founded in 1857, Northwestern Mutual is a mutual insurance company organized under the laws of Wisconsin. Northwestern Mutual offers both portfolio-based and variable products, including: permanent and term life insurance, disability income insurance and annuities for personal, business, estate planning and pension markets. Mutual funds and other securities, as well as long-term care insurance, are offered through subsidiaries of Northwestern Mutual. Northwestern Mutual provides its insurance products and services through an exclusive network of approximately 7,800 agents associated with over 100 general agencies nationwide. In the life and health insurance category, it was named the most admired company in the U.S. in Fortune's corporate reputation survey published in 2001.

ADVISOR AND ADMINISTRATOR. FRIMCo provides or oversees the provision of all general management and administration, investment advisory and portfolio management services for the Funds. FRIMCo provides the Funds with office space, equipment and the personnel necessary to operate and administer the Funds' business and to supervise the provision of services by third parties such as the money managers and custodian. FRIMCo also develops the investment programs for each of the Funds, selects money managers for the Funds (subject to approval by the Board), allocates assets among money managers, monitors the money managers' investment programs and results, and may exercise investment discretion over assets invested in the Funds' Liquidity Portfolio. (See, "Investment Policies--Liquidity Portfolio.") FRIMCo also acts as FRIC's transfer agent, dividend disbursing agent and as the money manager for the Money Market and US Government Money Market Funds. FRIMCo, as agent for FRIC, pays the money managers' fees for the Funds, as a fiduciary for the Funds, out of the advisory fee paid by the Funds to FRIMCo. The remainder of the advisory fee is retained by FRIMCo as compensation for the services described above and to pay expenses.

Each of the Funds pays an advisory fee and an administrative fee directly to FRIMCo, billed monthly on a pro rata basis and calculated as a specified percentage of the average daily net assets of each of the Funds. Services which are administrative in nature are provided by FRIMCo pursuant to an Administrative Agreement for an annual fee of 0.05% of the average daily net asset value of each class of each Fund other than Class Y Shares which pay administrative fees at cost. (See the applicable Prospectus for the Funds' annual advisory percentage rates.)

FRIMCo has contractually agreed to waive all or a portion of its combined advisory and administrative fees for certain Funds. This arrangement is not part of the Advisory Agreement with FRIC or the Administrative Agreement and may be changed or discontinued. FRIMCo currently calculates its advisory fee based on a Fund's average daily net assets less any advisory fee incurred on the Fund's assets to the extent the Fund incurs advisory fees for investing a portion of its assets in FRIC's Money Market Fund.

The following Funds paid FRIMCo the listed advisory and administrative fees (gross of reimbursements and/or waivers) for the fiscal year ended October 31, 2001, the ten months ended October 31, 2000 and the year ended December 31, 1999, respectively:

                                     10/31/01              10/31/00              12/31/99
                                     --------              --------              --------
Diversified Equity                  $10,536,406           $10,098,258           $11,377,505
Special Growth                        6,777,311             5,983,909             5,867,193
Equity Income                         1,080,716             1,047,082             1,793,367
Quantitative Equity                  10,980,154            10,215,125            11,129,142
International Securities              9,345,463             8,913,303             9,446,953
Real Estate Securities                5,750,916             4,675,467             5,193,244
Diversified Bond                      3,358,849             2,782,087             3,695,482
Multistrategy Bond                    4,104,822             3,191,178             3,667,917
Tax Exempt Bond                         483,580               401,219               498,685
U.S. Government Money Market            249,169               238,044               392,940
Tax Free Money Market                   444,583               417,071               491,260
Equity I                              7,240,630             8,086,430             8,904,910
Equity II                             5,913,198             5,233,661             4,636,747
Equity III                              662,197               734,430             1,179,507
Equity Q                              8,179,910             7,069,145             7,390,737
Tax-Managed Large Cap                 4,239,472             3,955,187             3,180,328
Tax-Managed Mid & Small Cap*          1,111,853               668,311                18,536
International                         8,555,641             7,784,407             8,145,109
Emerging Markets                      3,954,721             4,274,390             4,222,210
Fixed Income I                        3,535,716             2,613,271             3,037,359
Fixed Income III                      2,494,887             2,208,653             2,521,293
Short Term Bond                       2,012,394             1,890,126             2,269,960
Money Market                          4,870,042             3,665,419             5,108,573
Select Growth**                         321,342                    --                    --
Select Value**                          319,924                    --                    --

* Tax-Managed Mid & Small Cap Fund commenced operations December 1, 1999. ** The Select Growth and Select Value Funds commenced operations January 31,
    2001.

For the Money Market Fund, FRIMCo has contractually agreed to waive, at least until February 28, 2003, 0.15% of its 0.25% combined advisory and administrative fee. FRIMCo waived fees in the amounts of $3,065,144, $2,199,252 and $2,922,025 for the year ended December 31, 1999, the ten months ended October 31, 2000 and the fiscal year ended October 31, 2001, respectively. As a result of the waivers, the Fund paid advisory and administrative fees equal to $2,043,429, $1,466,168 and $1,948,017 for the year ended December 31, 1999, the ten months ended October 31, 2000 and the fiscal year ended October 31, 2001, respectively.

For the U.S. Government Money Market Fund, FRIMCo has contractually agreed to waive, at least until February 28, 2003, up to the full amount of its 0.25% combined advisory and administrative fee, to the extent that Fund expenses exceed 0.30% of the Fund's average daily net assets on an annual basis. FRIMCo waived fees in the amounts of $379,754, $238,044 and $249,169 for the year ended December 31, 1999, the ten months ended October 31, 2000 and the fiscal year ended October 31, 2001, respectively. As a result of the waivers, the Fund paid advisory and administrative fees equal to $13,186 for the year ended December 31, 1999 and paid no advisory or administrative fees for the ten months ended October 31, 2000 or for the fiscal year ended October 31, 2001.

For the Tax Free Money Market Fund, FRIMCo has contractually agreed to waive, at least until February 28, 2003, 0.10% of its 0.25% combined advisory and administrative fees. FRIMCo waived fees in the amounts of $196,504, $166,828 and $177,833 for the year ended December 31, 1999, the ten months October 31, 2000 and the fiscal year ended October 31, 2001, respectively. As a result of the waivers, the Fund paid advisory and administrative fees equal to $294,756, $250,242 and $266,750 for the year ended December 31, 1999, the ten months ended October 31, 2000 and the fiscal year ended October 31, 2001, respectively.

From May 1, 1996 to April 30, 2000, FRIMCo had contractually agreed to waive a portion of its combined advisory and administrative fees for the Multistrategy Bond Fund, to the extent Fund level expenses exceed 0.80% of average daily net assets on an annual basis. FRIMCo waived fees in the amounts of $327,074 and $166,373 for the year ended December 31, 1999 and the ten months ended October 31, 2000, respectively. As a result of the waivers, the Fund paid advisory and administrative fees equal to $3,340,842, $3,024,805 and $4,104,822 for the year ended December 31, 1999, the ten months ended October 31, 2000 and the fiscal year ended October 31, 2001, respectively.

For the Tax-Managed Mid & Small Cap Fund, FRIMCo has contractually agreed to waive, at least until February 28, 2003, up to the full amount of its 1.03% combined advisory and administrative fees and to reimburse the Fund to the extent that Fund-level expenses exceed 1.20% of the Fund's average daily net assets on an annual basis. Fund-level expenses for the Fund do not include administrative fees, 12b-1 fees or shareholder servicing fees. FRIMCo waived fees in the amount of $18,536, $388,516 and $313,137 for the year ended December 31, 1999, the ten months ended October 31, 2000 and the fiscal year ended October 31, 2001, respectively. In addition, FRIMCo reimbursed the Fund $101,897 for expenses over the cap in 1999. There was no reimbursement for the ten months ended October 31, 2000 or for the fiscal year ended October 31, 2001. As a result of the waivers and reimbursements, the Fund paid no advisory and administrative fees for the year ended December 31, 1999 and paid advisory and administrative fees of $279,795 and $798,716 for the ten months ended October 31, 2000 and the fiscal year ended October 31, 2001, respectively. The Fund commenced operations on December 1, 1999.

For the Short Term Bond Fund, FRIMCo has contractually agreed to waive, at least until February 28, 2003, up to the full amount of its 0.50% combined advisory and administrative fees and to reimburse the Fund to the extent that Fund-level expenses exceed 0.47% of average daily net assets of that Fund on an annual basis. Fund-level expenses for the Fund do not include administrative fees, 12b-1 fees or shareholder servicing fees. FRIMCo waived fees in the amount of $51,875 and $575,014 for the ten months ended October 31, 2000 and the fiscal year ended October 31, 2001, respectively. There was no reimbursement for expenses over the cap in the ten months ended October 31, 2000 or the fiscal year ended October 31, 2001. As a result of the waivers and reimbursements, the Fund paid advisory and administrative fees of $1,838,161and $1,437,380 for the ten months ended October 31, 2000 and the fiscal year ended October 31, 2001, respectively.

For the Fixed Income III Fund, effective January 1, 2000, FRIMCo has contractually agreed to waive, at least until February 28, 2003, up to the full amount of its transfer agency fees for Class E Shares to the extent that such fees exceed 0.05% of the average daily net assets of that class on an annual basis. Transfer agency fees are a class-level expense for this Fund. FRIMCo waived transfer agency fees in the amount of $5,300 for the ten months ended October 31, 2000. For the fiscal year ended October 31, 2001, FRIMCo did not waive any portion of its transfer agency fees.

Effective January 1, 2000, FRIMCo has contractually agreed to waive, at least until February 28, 2003, up to the full amount of its transfer agency fees for Class Y Shares of each Institutional Fund to the extent that those fees would affect "Other Expenses" of Class Y Shares of an Institutional Fund by one basis point or more. For the ten months ended October 31, 2000, FRIMCo waived transfer agency fees in the amount of $13,000 for each of the Equity I, Equity II, Equity Q, International and Fixed Income I Funds. For the ten months ended October 31, 2000, FRIMCo waived transfer agency fees in the amount of $7,000 for the Fixed Income III Fund. For the fiscal year ended October 31, 2001, FRIMCo did not waive any portion of its transfer agency fees for any of the Institutional Funds.

For the Select Growth Fund, FRIMCo has contractually agreed to waive, at least until February 28, 2003, up to the full amount of its 0.85% combined advisory and administrative fees for that Fund and to reimburse the Fund to the extent that Fund-level expenses exceed 0.83% of the average daily net assets of that Fund on an annual basis. Fund-level expenses for the Select Growth Fund do not include transfer agency fees, administrative fees, 12b-1 fees or shareholder servicing fees. In addition, after applying the foregoing waiver, FRIMCo has contractually agreed to waive, at least until February 28, 2003, up to the full amount of its transfer agency fees to the extent transfer agency fees for Class C, E, S or I exceed 0.26%. 0.26%, 0.26% or 0.01%, respectively, of the average daily net assets of those Classes on an annual basis. FRIMCo waived fees in the amount of $306,973 for the fiscal year ended October 31, 2001.

For the Select Value Fund, FRIMCo has contractually agreed to waive, at least until February 28, 2003, up to the full amount of its 0.75% combined advisory and administrative fees for that Fund and to reimburse the Fund to the extent that Fund-level expenses exceed 0.73% of the average daily net assets of that Fund at an annual basis. Fund-level expenses for the Select Value Fund do not include transfer agency fees, administrative fees, 12b-1 fees or shareholder servicing fees. In addition, after applying the foregoing waiver, FRIMCo has contractually agreed to waive, at least until February 28, 2003, up to the full amount of its transfer agency fees to the extent transfer agency fees for Class C, E, S or I exceed 0.26%. 0.26%, 0.26% or 0.01%, respectively, of the average daily net assets of those Classes on an annual basis. FRIMCo waived fees in the amount of $275,006 for the fiscal year ended October 31, 2001.


For the Real Estate Securities Fund, FRIMCo has contractually agreed to waive, at least until February 28, 2003, up to the full amount of its transfer agency fees for each of Class C, E and S of that Fund to the extent transfer agency fees for any such Class exceed 0.24% of the average daily net assets of such Class on an annual basis. FRIMCo has also contractually agreed to waive, at least until February 28, 2003, up to the full amount of its transfer agency fees for Class I of the Real Estate Securities Fund to the extent transfer agency fees for such Class exceed 0.03% of the average daily net assets of such Class on an annual basis.

FRIMCo is a wholly-owned subsidiary of Frank Russell Company, a subsidiary of The Northwestern Mutual Life Insurance Company. FRIMCo's mailing address is 909 A Street, Tacoma, WA 98402.

MONEY MANAGERS. Except with respect to the Money Market and U.S. Government Money Market Funds, the Funds' money managers have no affiliations or relationships with FRIC or FRIMCo other than as discretionary managers for all or a portion of a Fund's portfolio, except some money managers (and their affiliates) may effect brokerage transactions for the Funds (see, "Brokerage Allocations" and "Brokerage Commissions"). Money managers may serve as advisors or discretionary managers for Frank Russell Trust Company, other investment vehicles sponsored or advised by Frank Russell Company or its affiliates, other consulting clients of Frank Russell Company, other off-shore vehicles and/or for accounts which have no business relationship with the Frank Russell Company organization.

From its advisory fees, FRIMCo, as agent for FRIC, pays all fees to the money managers for their investment selection services. Quarterly, each money manager is paid the pro rata portion of an annual fee, based on the average for the quarter of all the assets allocated to the money manager. For the year ended December 31, 1999, the ten months ended October 31, 2000 and the fiscal year ended October 31, 2001, management fees paid to the money managers were:

                                                                                            Annual rate
               Fund                               $ Amount Paid                (as a % of average daily net assets)
               ----                               -------------                ------------------------------------
                                         1999          2000          2001         1999         2000          2001
                                         ----          ----          ----         ----         ----          ----
Equity I                              $2,988,941      $2,524,229   $2,488,876    0.20%         0.21%        0.20%
Equity II                              2,296,509       2,252,832    3,151,419    0.36%         0.34%        0.39%
Equity III                               342,095         189,888      190,793    0.17%         0.19%        0.17%
Fixed Income I                           702,784         526,998      731,696    0.07%         0.06%        0.06%
Short Term Bond                          795,354         562,126      725,336    0.17%         0.17%        0.18%
Fixed Income III                         854,445         580,687      663,128    0.18%         0.15%        0.14%
International                          3,785,779       3,293,573    4,010,774    0.34%         0.35%        0.34%
Equity Q                               2,286,487       2,034,472    2,556,653    0.18%         0.19%        0.18%
Tax-Managed Large Cap                  1,130,665       1,185,998    1,426,055    0.27%         0.23%        0.25%
Tax-Managed Mid & Small Cap*               6,673         236,766      462,099    0.34%         0.28%        0.43%
Emerging Markets                       2,151,950       2,006,555    1,994,655    0.65%         0.51%        0.61%
Diversified Equity                     2,908,409       2,361,202    2,752,388    0.20%         0.21%        0.21%
Special Growth                         2,249,925       2,009,221    2,831,559    0.36%         0.34%        0.40%
Equity Income                            384,336         204,075      244,667    0.17%         0.18%        0.18%
Diversified Bond                         555,643         364,015      434,847    0.07%         0.06%        0.06%
International Securities               3,429,899       2,950,659    3,473,692    0.34%         0.35%        0.36%
Multistrategy Bond                     1,046,997         704,996      907,674    0.18%         0.15%        0.14%
Quantitative Equity                    2,623,428       2,243,821    2,632,544    0.18%         0.19%        0.19%
Real Estate Securities                 1,711,842       1,374,518    1,725,449    0.28%         0.25%        0.26%
Tax Exempt Bond                          305,104         210,733      293,119    0.19%         0.21%        0.21%
Tax Free Money Market                    146,901         111,491      138,703    0.08%         0.09%        0.08%
Select Value**                                --              --      121,516      --           --          0.21%
Select Growth**                               --              --      123,080      --           --          0.24%

*    The Tax-Managed Mid & Small Cap Fund commenced operations on December 1,
     1999.
** The Select Value and Select Growth Funds commenced operations on January 31, 2001.

Each money manager has agreed that it will look only to FRIMCo for the payment of the money manager's fee, after FRIC has paid FRIMCo. Fees paid to the money managers are not affected by any voluntary or statutory expense limitations. Some money managers may receive investment research prepared by Frank Russell Company as additional compensation, or may receive brokerage commissions for executing portfolio transactions for the Funds through broker-dealer affiliates.

APPROVAL OF INVESTMENT ADVISORY AGREEMENT. The Board of Trustees, including all of the Independent Trustees, last considered and approved the continuation of the advisory agreement with FRIMCo and the portfolio management contract with each Money Manager at a meeting held on February 25, 2002. In connection with this annual review, the Board, with the advice and assistance of independent counsel, received and considered information and reports relating to the services provided to the Funds by FRIMCo (and its affiliates) and each Money Manager.

In evaluating the advisory agreement and the portfolio management contracts, the Board considered that the Funds, in employing a manager of managers method of investment for each Fund, other than the Money Market Fund and U.S. Government Money Market Fund (the "Internally Managed Funds"), operate in a manner that is distinctly different in several fundamental respects from most other investment companies. In the case of most other investment companies, an advisory fee is paid by the investment company to its adviser which in turn employs and compensates individual portfolio managers to make specific securities selections consistent with the adviser's style and investment philosophy. FRIMCo manages the Internally Managed Funds in this other manner. All Funds, other than the Internally Managed Funds and the Tax Free Money Market, Tax-Managed Large Cap and Tax-Managed Mid & Small Cap Funds which, in light of their investment strategies, are currently managed only by a single Money Manager (the "Single Manager Funds"), have multiple Money Managers.

The Board considered that, under the advisory agreement, FRIMCo, rather than the Money Managers, is responsible for determining, implementing and maintaining the investment program for each Fund. With the exception of the Internally Managed Funds and the Single Manager Funds, assets of each Fund have been allocated among multiple Money Managers. The assets of the Single Manager Funds have been allocated to a single Money Manager. FRIMCo is responsible for selecting Money Managers for each Fund and determining allocations and reallocations of assets among the Money Managers. Each Money Manager for a Fund functions in the role of individual portfolio manager who is responsible for selecting portfolio securities for the portion of the Fund assigned to it by FRIMCo in accordance with the Fund's applicable investment objective, policies and restrictions (each, a "segment"). FRIMCo is responsible for communicating performance expectations and evaluations to each Money Manager; supervising compliance by each Money Manager with each Fund's investment objectives and policies; authorizing Money Managers to engage in certain investment strategies for a Fund; and recommending to the Board whether portfolio management contracts should be reviewed, modified or terminated. FRIMCO is responsible for recommending to the Board the restructuring of Fund segments and the addition of new Money Managers or replacement of existing Money Managers when, based on its research and analysis, such actions are appropriate. FRIMCo may develop specific constraints from time to time for each Money Manager intended to capitalize on the strengths of each Money Manager and to combine the investment activities of each in a complementary manner. FRIMCo's selection of Money Managers is made not only on the basis of performance considerations but anticipated compatibility with other Managers of the same Fund. Moreover, the performance of individual Money Managers for a Fund may reflect the roles assigned to them by FRIMCo in the Fund's investment activities and any constraints placed upon their selection of portfolio securities. The overall performance of each Fund therefore reflects in great part the performance of FRIMCo in designing the Fund's investment program, structuring Fund segments, selecting an effective Money Manager for each segment with a style that is complementary to the styles of the Money Managers of other Fund segments, and allocating assets among the Money Managers in a manner designed to achieve the objectives of the Fund.

The Board also considered that the prospectuses of the Funds emphasize to investors FRIMCo's role as the principal investment manager for each Fund, rather than the investment selection role of the Fund's Money Managers, and describe the manner in which the Funds operate so that investors may take such information into account when deciding to purchase shares of any Fund.

In addition to these general factors relating to the manager of managers structure of the Funds other than the Internally Managed Funds, the Trustees, in evaluating the renewal of the advisory agreement considered, with respect to each Fund, various specific factors, including the following:

     1. The nature, scope and quality of the services provided to the Fund by FRIMCo;

     2. Information as to the performance of each Fund in comparison to investment companies not managed by FRIMCo believed to be generally comparable in investment objectives and size to such Fund ("Comparable Funds") over varying periods of time taking into account, for each Fund, other than the Internally Managed Funds, the particular objectives of the manager of managers structure utilized by FRIC;

     3. The advisory fee paid by the Fund to FRIMCo and the fact that it encompasses all investment advisory fees paid by the Fund, including the fees paid to all Money Managers of such Fund;

     4. Other fees and benefits received by FRIMCo or its affiliates from the Fund, including administrative, cash management and securities lending fees;

     5.   Information as to investment advisory fees paid to Comparable Funds;

     6. Information concerning the expense ratio of the Fund and expense ratios of Comparable Funds, taking into account for Funds other than the Internally Managed Funds the general impact of a manager of managers structure upon expenses.

     7. The profitability that FRIMCo derives from its mutual fund operations generally and from each Fund;

     8. Any measures identified or under consideration by FRIMCo to improve Fund performance;

     9. Various efforts to improve shareholder services undertaken during the preceding year and plans for additional efforts for the coming year;

     10. Information about FRIMCo's costs and plans for investments in its business of potential benefit to the Funds;

     11. The importance of supporting quality, long-term service by FRIMCo to help achieve the Fund's investment performance, including the continuing need of FRIMCo to retain and attract qualified investment and service professionals to serve the Fund in an increasingly competitive industry;

     12. With respect to each Fund, other than the Internally Managed Funds, the special expertise of FRIMCo in managing a manager of managers fund structure and the likelihood that, at the current expenses ratio of each Fund, there would be no acceptable alternative investment managers to replace FRIMCo on comparable terms given the need to manage the manager of managers strategy of the Fund.

The Trustees in evaluating the renewal of each portfolio management contract with each Money Manager considered various specific factors, including the following:

     1. Information as to the performance of the Money Manager, including FRIMCo's evaluation of the Money Manager's performance in light of FRIMCo's expectations and any constraints placed upon the Money Manager by FRIMCo in the selection of securities for the Fund segment under its management;

     2. FRIMCo's determination that continuation of the portfolio management contract would facilitate FRIMCo's conduct of a Fund's investment program and information as to the impact of the Money Manager's segment upon the performance of the Fund as a whole.

     3. The fact that no change was proposed to the fee rate paid to the Money Manager under the portfolio management contract;

     4. The fact that the Money Manager's fees are paid by FRIMCo from its fees under the advisory agreement rather than by a Fund; the interest of FRIMCo in negotiating and renegotiating reasonable fees with Money Managers; the strategy utilized by FRIMCo generally in negotiating and renegotiating fees with Money Managers; and the generally favorable relationships between investment advisory fees negotiated by FRIMCo with Money Managers and the published standard rates of such Money Managers (taking into account that the published rates may cover administrative services not needed by a Fund); and

     5. The belief of FRIMCo that the Money Manager's fees are competitive and reasonable; information as to the aggregate investment advisor fees paid by each Fund; and the fact that the aggregate investment advisory fees paid by each Fund are, in the Board's opinion, competitive and reasonable.

Based on all of the factors described above and such other considerations and information as it deemed relevant, the Board determined that the renewal of the advisory agreement and each of the portfolio management contracts was in the best interests of each Fund and its shareholders and, on that basis, approved their renewals.

DISTRIBUTOR. Russell Fund Distributors, Inc. (the "Distributor") serves as the distributor of FRIC Shares. The Distributor receives no compensation from FRIC for its services other than Rule 12b-1 compensation and shareholder services compensation for certain classes of Shares pursuant to FRIC's Rule 12b-1 Distribution Plan and Shareholder Services Plan, respectively. The Distributor is a wholly owned subsidiary of FRIMCo and its mailing address is 909 A Street, Tacoma, WA 98402.

CUSTODIAN AND PORTFOLIO ACCOUNTANT. State Street Bank and Trust Company ("State Street") serves as the custodian for FRIC. State Street also provides basic portfolio recordkeeping required for each of the Funds for regulatory and financial reporting purposes. For these services, State Street is paid the following annual fees, which will be billed and payable on a monthly basis:

         CUSTODY:

Domestic Custody - (i) $3,000 per portfolio per fund; (ii) First $10 billion in average daily net assets - 0.75%, Over $10 billion - 0.65%. Global Custody - (i) First $500 million in month end net assets - 0.11% - 0.35%, Over $500 million - 0.03% - 0.35% depending on the geographic classification of the investments in the international funds (ii) a transaction charge ranging from $25 - $100 depending on the geographic classification of the investments in the international funds. All Custody - (i) Portfolio transaction charges range from $6.00 - $25.00 depending on the type of transaction; (ii) Futures and Options charges range from $8.00 - $25.00; (iii) monthly pricing fees of $375.00 per portfolio (except for the Tax Free Money Market Fund) and $6.00 - $11.00 per security; (iv) on-line access charges of $2,500 per fund; and (v) Reimbursement of out-of-pocket expenses including postage, transfer fees, stamp duties, taxes, wire fees, telexes and freight. In addition, interest earned on uninvested cash balances will be used to offset the Funds' custodian expense.

         FUND ACCOUNTING:

Domestic Fund Accounting - (i) $10,000 per portfolio; and (ii) 0.015% of average daily net assets. International Fund Accounting - (i) $24,000 per portfolio per year; and (ii) 0.03% of month end net assets. Yield calculation services - $4,200 per fixed income fund. Tax accounting services - $8,500 per Equity Fund, $11,000 per Fixed Income Fund, and $15,000 per Global Fund. The mailing address for State Street Bank and Trust Company is: 1776 Heritage Drive, North Quincy, MA 02171.

TRANSFER AND DIVIDEND DISBURSING AGENT. FRIMCo serves as Transfer Agent for FRIC. For this service, FRIMCo is paid a fee for transfer agency and dividend disbursing services provided to FRIC. From this fee, which is based upon the number of shareholder accounts and total assets of the Funds, FRIMCo compensates unaffiliated agents who assist in providing these services. FRIMCO is also reimbursed by FRIC for certain out-of-pocket expenses, including postage, taxes, wires, stationery and telephone. FRIMCo's mailing address is 909 A Street, Tacoma, WA 98402.

ORDER PLACEMENT DESIGNEES. FRIC has authorized certain Financial Intermediaries to accept on its behalf purchase and redemption orders for FRIC Shares. Certain Financial Intermediaries are authorized, subject to approval of FRIC's Distributor, to designate other intermediaries to accept purchase and redemption orders on FRIC's behalf. With respect to those intermediaries, FRIC will be deemed to have received a purchase or redemption order when such a Financial Intermediary or, if applicable, an authorized designee, accepts the order. The customer orders will be priced at the applicable Fund's net asset value next computed after they are accepted by such a Financial Intermediary or an authorized designee, provided that Financial Intermediary or an authorized designee timely transmits the customer order to FRIC.

INDEPENDENT ACCOUNTANTS. PricewaterhouseCoopers LLP serves as the independent accountants of FRIC. PricewaterhouseCoopers LLP is responsible for performing annual audits of the financial statements and financial highlights of the Funds in accordance with generally accepted auditing standards and a review of federal tax returns. The mailing address of PricewaterhouseCoopers LLP is 999 Third Avenue, Seattle, WA 98104-4098.

CODES OF ETHICS. FRIC, FRIMCo and the Distributor have each adopted a Code of Ethics as required under SEC Rule 17j-1. These Codes permit personnel subject to the Codes to invest in securities, which may include securities in which the Funds can invest. Personal investments are subject to the regulatory and disclosure provisions of the respective Codes. In addition, each Money Manager has adopted a Code of Ethics under Rule 17j-1. The table below indicates whether each Money Manager's Code of Ethics permits personnel covered by the Code to invest in securities and, where appropriate, to invest in securities in which a Fund advised by that Money Manager may invest.

                                                                                                       Does the code contain
                                      Personal investing       Are investments in securities owned      all of the required
         MONEY MANAGER                     allowed?             by the advised sub-trust allowed?      Rule 17j-1 provisions?
--------------------------------------------------------------------------------------------------------------------------------

AEW Management and Advisors,      Yes                         No                                      Yes
L.P.
--------------------------------------------------------------------------------------------------------------------------------
Alliance Capital Management L.P.  Yes                         Yes, but not in securities with         Yes
                                                              pending or possible client buy or
                                                              sell orders
--------------------------------------------------------------------------------------------------------------------------------
Barclays Global Investors         Yes                         Yes, but not in securities with         Yes
                                                              pending or possible client buy or
                                                              sell orders and certain blackouts
                                                              apply to securities of Barclays PLC
                                                              and securities underwritten by
                                                              Barclays affiliates
--------------------------------------------------------------------------------------------------------------------------------
BlackRock Financial Management,   Yes                         Yes, but not in securities with         Yes
Inc.                                                          pending or possible client buy or
                                                              sell orders
--------------------------------------------------------------------------------------------------------------------------------
The Boston Company Asset          Yes                         Yes, but not in securities with         Yes
Management, LLC                                               pending or possible client buy or
                                                              sell orders, also, certain persons
                                                              may not purchase securities issued by
                                                              financial services organizations
--------------------------------------------------------------------------------------------------------------------------------
Capital International, Inc.       Yes                         Yes                                     Yes
--------------------------------------------------------------------------------------------------------------------------------
CapitalWorks Investment           Yes                         Yes, but not in securities with         Yes
Partners, LLC                                                 pending or possible client buy or
                                                              sell orders
--------------------------------------------------------------------------------------------------------------------------------
Cohen & Steers Capital            Yes                         Yes, but not in securities with         Yes
Management, Inc.                                              pending or possible client buy or
                                                              sell orders
--------------------------------------------------------------------------------------------------------------------------------
David J. Greene & Company, LLC    Yes                         Yes                                     Yes
--------------------------------------------------------------------------------------------------------------------------------
Delaware International Advisers   Yes                         Yes, but not in securities with         Yes
Ltd.                                                          pending or possible client buy or
                                                              sell orders
--------------------------------------------------------------------------------------------------------------------------------
Delaware Management Company, a    Yes                         Yes, but not in securities with         Yes
series of Delaware Management                                 pending or possible client buy or
Business Trust                                                sell orders
--------------------------------------------------------------------------------------------------------------------------------
Delphi Management, Inc.           Yes                         Yes, but not in securities with         Yes
                                                              pending or possible client buy or
                                                              sell orders
--------------------------------------------------------------------------------------------------------------------------------
Driehaus Capital Management,      Yes                         Yes, but not in securities with         Yes
Inc.                                                          pending or possible client buy or
                                                              sell orders unless the order is
                                                              bunched with the client's, the
                                                              client is able to fully complete
                                                              its own order, and the order receives
                                                              the average price for that day
--------------------------------------------------------------------------------------------------------------------------------
Fidelity International Limited    Yes                         Yes, but not in securities in a         Yes
                                                              stockbroker, securities trader or
                                                              broker dealer appearing  on a
                                                              restricted list
--------------------------------------------------------------------------------------------------------------------------------
Fidelity Investments              Yes                         Yes, but cannot purchase closed-end     Yes
                                                              funds for which Fidelity performs


-------------------------------------------------------------------------------------------------------------------------------
                                                              pricing and bookkeeping and
                                                              securities of certain broker-dealers
-------------------------------------------------------------------------------------------------------------------------------
Foreign & Colonial Emerging       Yes                         Yes, cannot purchase securities on a    Yes
Markets Limited                                               restricted list
-------------------------------------------------------------------------------------------------------------------------------
Frank Russell Investment          Yes                         Yes, but not in securities with         Yes
Management Company                                            pending or possible client buy or
                                                              sell orders
-------------------------------------------------------------------------------------------------------------------------------
Franklin Portfolio Associates     Yes                         Yes, but not in securities with         Yes
LLC                                                           pending or possible client buy or
                                                              sell orders, also, certain persons
                                                              may not invest in securities of
                                                              financial services organizations
-------------------------------------------------------------------------------------------------------------------------------
Fuller & Thaler Asset             Yes                         Yes, but not in securities with         Yes
Management Inc.                                               pending or possible client buy or
                                                              sell orders
-------------------------------------------------------------------------------------------------------------------------------
Geewax, Terker & Company          Yes                         Yes, but not in securities with         Yes
                                                              pending or possible client buy or
                                                              sell orders
-------------------------------------------------------------------------------------------------------------------------------
Genesis Asset Managers, Ltd.      Yes                         Yes, but not in securities with         Yes
                                                              pending or possible client buy or
                                                              sell orders
-------------------------------------------------------------------------------------------------------------------------------
GlobeFlex Capital, L.P.           Yes                         Yes, but not in securities with         Yes
                                                              pending or possible client buy or
                                                              sell orders
-------------------------------------------------------------------------------------------------------------------------------
Iridian Asset Management LLC      Yes                         Yes, but not in securities with         Yes
                                                              pending or possible client buy or
                                                              sell orders
-------------------------------------------------------------------------------------------------------------------------------
Jacobs Levy Equity Management,    Yes                         Yes, but not in securities with         Yes
Inc.                                                          pending or possible client buy or
                                                              sell orders
-------------------------------------------------------------------------------------------------------------------------------
J.P. Morgan Investment            Yes                         Yes, but not in securities with         Yes
Management, Inc.                                              pending or possible client buy or
                                                              sell orders
-------------------------------------------------------------------------------------------------------------------------------
Lincoln Capital Management        Yes                         Yes, but not in securities with         Yes
Company                                                       pending or possible client buy or
                                                              sell orders
-------------------------------------------------------------------------------------------------------------------------------
Marsico Capital Management        Severely restricts personal No                                      Yes
Company, LLC                      trading except for certain
                                  specific transactions such
                                  as the purchase of mutual
                                  fund shares, commercial
                                  paper, etc.
-------------------------------------------------------------------------------------------------------------------------------
Marvin & Palmer Associates, Inc.  Yes                         Yes                                     Yes
-------------------------------------------------------------------------------------------------------------------------------
Mastholm Asset Management, LLC    Yes                         Yes, but not in securities with         Yes
                                                              pending or possible client buy or
                                                              sell orders
-------------------------------------------------------------------------------------------------------------------------------
Merganser Capital Management LP   Yes                         Yes, but may not enter into             Yes
                                                              transactions that may result in
                                                              conflicts of interest with clients
-------------------------------------------------------------------------------------------------------------------------------
MFS Institutional Advisors, Inc.  Yes                         Yes, but not in securities with         Yes
                                                              pending or possible client buy or
                                                              sell orders
-------------------------------------------------------------------------------------------------------------------------------
Morgan Stanley Investments, LP    Yes                         Yes, but not in securities with         Yes
                                                              pending or possible client buy or
                                                              sell orders
-------------------------------------------------------------------------------------------------------------------------------
Nicholas Applegate Capital        Yes                         Yes, but not in securities with         Yes
Management                                                    pending or possible client buy or
                                                              sell orders
-------------------------------------------------------------------------------------------------------------------------------
Oechsle International Advisors,   Yes                         Yes, but not in securities with         Yes
LLC                                                           pending or possible client buy or
                                                              sell orders
-------------------------------------------------------------------------------------------------------------------------------
Pacific Investment Management     Yes, but must use a         Yes, but not in securities with         Yes
Company, LLC                      registered broker for       pending or possible client buy or
                                  transactions in publicly    sell orders
                                  traded securities
-------------------------------------------------------------------------------------------------------------------------------
Peachtree Asset Management        Yes                         Yes, but not in securities with         Yes
                                                              pending or possible client buy or
                                                              sell orders
-------------------------------------------------------------------------------------------------------------------------------


----------------------------------------------------------------------------------------------------------------------------
Schroders Investment Management   Yes                         Yes, except cannot purchase             Yes
North America Limited                                         securities on a restricted list
----------------------------------------------------------------------------------------------------------------------------
Security Capital Global Capital   Yes                         Yes, but not in securities with         Yes
Management Group Incorporated                                 pending or possible client buy or
                                                              sell orders
----------------------------------------------------------------------------------------------------------------------------
Sirach Capital Management, Inc.   Yes                         Yes, but not in securities with         Yes
                                                              pending or possible client buy or
                                                              sell orders
----------------------------------------------------------------------------------------------------------------------------
Standish Mellon Asset             Yes                         Yes, subject to blackout periods,       Yes
Management Company LLC                                        short-term trading restrictions and
                                                              restrictions when employees have
                                                              knowledge of "major Mellon events",
                                                              however, margin and option
                                                              transactions are prohibited
----------------------------------------------------------------------------------------------------------------------------
STW Fixed Income Management       Yes                         Yes, but not in securities with         Yes
                                                              pending or possible client buy or
                                                              sell orders
----------------------------------------------------------------------------------------------------------------------------
Strong Capital Management, Inc.   Yes                         Yes, but not in securities with         Yes
                                                              pending or possible client buy or
                                                              sell orders
----------------------------------------------------------------------------------------------------------------------------
Suffolk Capital Management LLC    Yes                         Yes, but not in securities with         Yes
                                                              pending or possible client buy or
                                                              sell orders or in securities of which
                                                              10% or more are held in portfolios
                                                              managed by Suffolk
----------------------------------------------------------------------------------------------------------------------------
Systematic Financial              Yes                         Yes, but not in securities with         Yes
Management, L.P.                                              pending or possible client buy or
                                                              sell orders
----------------------------------------------------------------------------------------------------------------------------
TCW Investment Management         Yes                         Yes, but not in securities with         Yes
Company                                                       pending or possible client buy or
                                                              sell orders
----------------------------------------------------------------------------------------------------------------------------
TimesSquare Capital Management,   Yes                         Yes, but not in securities with         Yes
Inc.                                                          pending or possible client buy or
                                                              sell orders
---------------------------------------------------------------------------------------------------------------------------
Turner Investment Partners, Inc.  Yes                         Yes, but not in securities in which     Yes
                                                              the adviser has a long or short
                                                              position or with pending or possible
                                                              client buy or sell orders
----------------------------------------------------------------------------------------------------------------------------
Weiss, Peck & Greer, L.L.C.       Yes                         Yes, but not in securities with         Yes
                                                              pending or possible client buy or
                                                              sell orders
----------------------------------------------------------------------------------------------------------------------------
Westpeak Global Advisors, L.P.    Yes                         Yes, but not in securities with         Yes
                                                              pending or possible client buy or
                                                              sell orders
----------------------------------------------------------------------------------------------------------------------------


PLAN PURSUANT TO RULE 18f-3. Securities and Exchange Commission (the "SEC")
Rule 18f-3 under the 1940 Act, permits a registered open-end investment company to issue multiple classes of Shares in accordance with a written plan approved by the investment company's board of trustees that is filed with the SEC. At a meeting held on April 22, 1996, the Board adopted a plan pursuant to Rule 18f-3 (the "Rule 18f-3 Plan") on behalf of each Fund that issues multiple classes of Shares (each a "Multiple Class Fund"). At a meeting held on June 3, 1998, the Board amended the Rule 18f-3 Plan to create classes for the Institutional Funds. On November 9, 1998, the Board again amended the Rule 18f-3 Plan to revise the previously authorized classes. On August 9, 1999, the Board amended the Rule 18f-3 Plan to create classes for the Tax-Managed Mid & Small Cap Fund, Tax-Managed Large Cap Fund and Tax-Managed Global Equity Fund. On November 22, 1999, the Board amended the Rule 18f-3 Plan to create Class A Shares for all Funds except the Institutional Funds and the money market funds. On August 7, 2000 the Board amended the Rule 18f-3 Plan (i) to create Class B Shares of all Funds except the Institutional Funds, (ii) to create Class A Shares, Class C Shares, Class E Shares and Class S Shares of the Select Growth Fund and Select Value Fund, (iii) to create Class E Shares of the Tax-Managed Mid & Small Cap Fund, Tax-Managed Large Cap Fund, and Tax-Managed Global Equity Fund; (iv) to redesignate the existing Class S Shares of the money market funds as Class I Shares and create new Class A and Class S Shares of the money market funds; and
(v) to permit holders of Class B Shares who have paid the applicable contingent deferred sales charge to exchange those Shares for A Shares of the same Fund without imposition of the Class A front-end Sales Charge. On October 27, 2000 the Board amended the Rule 18f-3

Plan (i) to revoke the August 7, 2000 redesignation of the Class S Shares of the money market funds as Class I Shares, (ii) to revoke the creation of new Class S Shares of the money market funds, and (iii) to create Class I Shares and Class Y Shares of the Select Growth Fund and Select Value Fund. On February 25, 2002, the Board amended the Rule 18f-3 Plan to add Class I and Class Y to each of the Real Estate Securities and Short Term Bond Funds.

For purposes of this Statement of Additional Information, each Fund that issues multiple classes of Shares is referred to as a "Multiple Class Fund." The key features of the Rule 18f-3 plan are as follows: Shares of each class of a Multiple Class Fund represent an equal pro rata interest in the underlying assets of that Fund, and generally have identical voting, dividend, liquidation, and other rights, preferences, powers, restrictions, limitations, qualifications and terms and conditions, except that: (1) each class of Shares offered in connection with a Rule 12b-1 plan may bear certain fees under its respective Rule 12b-1 plan and may have exclusive voting rights on matters pertaining to that plan and any related agreements; (2) each class of Shares may contain a conversion feature; (3) each class of Shares may bear differing amounts of certain class expenses; (4) different policies may be established with respect to the payment of distributions on the classes of Shares of a Multiple Class Fund to equalize the net asset values of the classes or, in the absence of such policies, the net asset value per share of the different classes may differ at certain times; (5) each class of Shares of a Multiple Class Fund may have different exchange privileges from another class; (6) each class of Shares of a Multiple Class Fund may have a different class designation from another class of that Fund; and (7) each class of Shares offered in connection with a shareholder servicing plan would bear certain fees under its respective plan.

DISTRIBUTION PLAN. Under the 1940 Act, the SEC has adopted Rule 12b-1, which regulates the circumstances under which the Funds may, directly or indirectly, bear distribution expenses. Rule 12b-1 provides that the Funds may pay for such expenses only pursuant to a plan adopted in accordance with Rule 12b-1. Accordingly, the Multiple Class Funds have adopted a distribution plan (the "Distribution Plan") for the Multiple Class Funds' Class C Shares, which are described in the respective Funds' Prospectuses. In adopting the Distribution Plan, a majority of the Trustees, including a majority of the Trustees who are not "interested persons" (as defined in the 1940 Act) of FRIC and who have no direct or indirect financial interest in the operation of the Distribution Plan or in any agreements entered into in connection with the Distribution Plan (the "Independent Trustees"), have concluded, in conformity with the requirements of the 1940 Act, that there is a reasonable likelihood that the Distribution Plan will benefit each respective Multiple Class Fund and its shareholders. In connection with the Trustees' consideration of whether to adopt the Distribution Plan, the Distributor, as the Multiple Class Funds' principal underwriter, represented to the Trustees that the Distributor believes that the Distribution Plan should result in increased sales and asset retention for the Multiple Class Funds by enabling the Multiple Class Funds to reach and retain more investors and Financial Intermediaries (such as brokers, banks, financial planners, investment advisors and other financial institutions), although it is impossible to know for certain, in the absence of a Distribution Plan or under an alternative distribution arrangement, the level of sales and asset retention that a Multiple Class Fund would have.

The 12b-1 fees may be used to compensate (a) Selling Agents (as defined below) for sales support services provided, and related expenses incurred with respect to Class C Shares, by such Selling Agents, and (b) the Distributor for distribution services provided by it, and related expenses incurred, including payments by the Distributor to compensate Selling Agents for providing support services. The Distribution Plan is a compensation-type plan. As such, FRIC makes no distribution payments to the Distributor with respect to Class C Shares except as described above. Therefore, FRIC does not pay for unreimbursed expenses of the Distributor, including amounts expended by the Distributor in excess of amounts received by it from FRIC, interest, carrying or other financing charges in connection with excess amounts expended, or the Distributor's overhead expenses. However, the Distributor may be able to recover such amount or may earn a profit from future payments made by FRIC under the Distribution Plan.

The Distribution Plan provides that each Multiple Class Fund may spend annually, directly or indirectly, up to 0.75% of the average daily net asset value of its Class C and Class D Shares for any activities or expenses primarily intended to result in the sale of Class C and Class D Shares of a Multiple Class Fund. Such payments by FRIC will be calculated daily and paid periodically and shall not be made less frequently than quarterly. Any amendment to increase materially the costs that a Multiple Class Fund's Shares may bear for distribution pursuant to the Distribution Plan shall be effective upon a vote of the holders of the affected Class of the lesser of (a) more than fifty percent (50%) of the outstanding Shares of the affected Class of a Multiple Class Fund or (b) sixty-seven percent (67%) or more of the Shares of the affected Class of a Multiple Class Fund present at a shareholders' meeting, if the holders of more than 50% of the outstanding Shares of the affected Class of such Fund are present or represented by proxy (a "1940 Act Vote"). The Distribution Plan does not provide for the Multiple Class Funds to be charged for interest, carrying or any other financing charges on any distribution expenses carried forward to subsequent years. A quarterly report of the amounts expended under the Distribution Plan, and the purposes for which such expenditures were incurred, must be made to the Trustees for their review. The Distribution Plan may not be amended without approval of the holders of the affected Class of Shares. The Distribution Plan and material amendments to it must be approved annually by all of the Trustees and by the Independent Trustees. While the Distribution Plan is in effect, the selection and nomination of the Independent Trustees shall be committed to the discretion of such Independent Trustees. The Distribution Plan is terminable, as to a Multiple Class Fund's Shares, without penalty at any time by (a) a vote of a majority of the Independent Trustees, or (b) a vote of the holders of the lesser of (i) more than fifty percent (50%) of the outstanding Shares of the affected Class of a Multiple Class Fund or (ii) a 1940 Act Vote.

Under the Distribution Plan, the Multiple Class Funds may also enter into agreements ("Selling Agent Agreements") with Financial Intermediaries and with the Distributor to provide sales support services with respect to Multiple Class Fund Shares held by or for the customers of the Financial Intermediaries. Financial Intermediaries that have entered into Selling Agent Agreements are referred to in this Statement as "Selling Agents."

Under the Distribution Plan, the following Multiple Class Funds' Class C Shares accrued expenses in the following amounts, payable as compensation to the Distributor, for the fiscal year ended October 31, 2001, the ten months ended October 31, 2000 and the fiscal year ended December 31, 1999 (these amounts were for compensation to dealers):

                                     10/31/01     10/31/00       12/31/99
                                     --------     --------       --------
     Diversified Equity              $156,405     $115,300        $48,812
     Special Growth                    84,042       53,358         17,589
     Equity Income                      8,087        5,813          4,462
     Quantitative Equity              152,044      108,616         44,277
     International Securities          92,818       63,594         23,083
     Real Estate Securities            34,478       16,330          6,108
     Diversified Bond                  79,710       34,446         18,815
     Tax-Managed Large Cap             56,251       23,427            133
     Tax-Managed Mid & Small Cap       19,501        9,694             65
     Short Term Bond                    7,379        5,113          4,312
     Multistrategy Bond                96,253       53,451         23,746
     Tax Exempt Bond                   11,217        3,889          1,305
     Emerging Markets                  18,102       13,229          4,363
     Select Growth                      5,884           NA             NA
     Select Value                       8,344           NA             NA

SHAREHOLDER SERVICES PLAN. A majority of the Trustees, including a majority of Independent Trustees, has adopted and amended a Shareholder Services Plan for certain classes of Shares of the Funds ("Servicing Plan"). The Servicing Plan was adopted on April 22, 1996 and amended on June 3, 1998, November 9, 1998, August 9, 1999, November 22, 1999 and August 7, 2000.

Under the Service Plan, FRIC may compensate the Distributor or any investment advisers, banks, broker-dealers, financial planners or other financial institutions that are dealers of record or holders of record or that have a servicing relationship with the beneficial owners or record holders of Shares of the Class A, Class C or Class E, offering such Shares ("Servicing Agents"), for any activities or expenses primarily intended to assist, support or service their clients who beneficially own or are primarily intended to assist, support or service their clients who beneficially own or are record holders of Shares of FRIC's Class A, Class C or Class E. Such payments by FRIC will be calculated daily and paid quarterly at a rate or rates set from time to time by the Trustees, provided that no rate set by the Trustees for any Class A, Class C or Class E Shares may exceed, on an annual basis, 0.25% of the average daily net asset value of that Fund's Shares.

Among other things, the Service Plan provides that (1) the Distributor shall provide to FRIC's officers and Trustees, and the Trustees shall review at least quarterly, a written report of the amounts expended by it pursuant to the Service Plan, or by Servicing Agents pursuant to Service Agreements, and the purposes for which such expenditures were made; (2) the Service Plan shall continue in effect for so long as its continuance is specifically approved at least annually by the Trustees, and any material amendment thereto is approved by a majority of the Trustees, including a majority of the Independent Trustees, cast in person at a meeting called for that purpose; (3) while the Service Plan is in effect, the selection and nomination of the

Independent Trustees shall be committed to the discretion of such Independent Trustees; and (4) the Service Plan is terminable, as to a Multiple Class Fund's Shares, by a vote of a majority of the Independent Trustees.


Under the Service Plan, the following Multiple Class Funds' Class C and Class E Shares accrued expenses in the following amounts payable to the Distributor, for the fiscal year ended October 31, 2001:

                                      Class C        Class E
                                      -------        -------
     Diversified Equity               $52,135        $54,192
     Special Growth                    28,014         26,262
     Equity Income                      2,696          2,739
     Quantitative Equity               50,681         48,848
     International Securities          30,939         32,058
     Real Estate Securities            11,493         26,091
     Diversified Bond                  26,570         25,073
     Tax-Managed Large Cap             18,750          5,597
     Tax-Managed Mid & Small Cap        6,500          1,582
     Short-Term Bond                    2,460         32,473
     Equity I                              --         93,589
     Equity II                             --         84,280
     Equity III                            --         13,886
     Fixed I                               --         86,046
     Fixed III                             --         16,278
     International                         --         57,586
     Equity Q                              --         60,761
     Emerging Markets                   6,034         17,469
     Multistrategy Bond                32,084         23,776
     Tax Exempt Bond                    3,739         12,780
     Select Growth                      1,961          3,430
     Select Value                       2,781          3,638

No Class A Shares of any Fund were issued during the period shown.

FUND EXPENSES. The Funds will pay all their expenses other than those expressly assumed by FRIMCo. The principal expense of the Funds is the annual advisory fee and the annual administrative fee, each payable to FRIMCo. The Funds' other expenses include: fees for independent accountants, legal, transfer agent, registrar, custodian, dividend disbursement, portfolio and shareholder recordkeeping services, and maintenance of tax records (except for Money Market, Tax Exempt Bond, U.S. Government Money Market, and Tax Free Money Market Funds); state taxes; brokerage fees and commissions; insurance premiums; association membership dues; fees for filing of reports and registering Shares with regulatory bodies; and such extraordinary expenses as may arise, such as federal taxes and expenses incurred in connection with litigation proceedings and claims and the legal obligations of FRIC to indemnify the Trustees, officers, employees, shareholders, distributors and agents with respect thereto.

Whenever an expense can be attributed to a particular Fund, the expense is charged to that Fund. Other common expenses are allocated among the Funds based primarily upon their relative net assets.

As of the date of this Statement, FRIMCo has contractually agreed to waive and/or reimburse until February 28, 2003 all or a portion of its aggregate combined advisory and administrative fees with respect to certain Funds.

PURCHASE AND REDEMPTION OF FUND SHARES

Minimum Investment Requirements. You may be eligible to purchase Fund Shares if
-------------------------------
you do not meet the applicable required minimum investment. The Funds, at their discretion, may waive the initial minimum investment requirement for some employee benefit plans and other plans with at least $5 million in total plan assets or if requirements are met for a combined purchase privilege, cumulative quantity discount, or statement of intention. The Funds may also, at their discretion, waive the minimum initial investment for clients of certain Financial Intermediaries who have entered into special arrangements with the Funds. If you invest less than the required minimum investment in a Fund, and the minimum investment required has not been waived for you, the Funds reserve the right to refuse your order or to correct, within a reasonable period, your purchase transaction and notify you promptly of that correction.

Trustees, officers, employees and certain third party contractors of FRIC and its affiliates and their spouses and children are not subject to any initial minimum investment requirement.

Stale Checks. If you do not cash a dividend, distribution, or redemption check
------------
within 180 days from the date it was issued, the Funds will act to protect themselves and you. No interest will accrue on amounts represented by uncashed checks.

..    For uncashed dividend and distribution checks and uncashed redemption checks of $25 or less, the Funds will deem the uncashed check to be an order to reinvest the proceeds of the uncashed check into your account with that Fund at its then-current net asset value, and, if the uncashed check represents a dividend or distribution, the Funds will deem it to be an order to reinvest all future Fund dividends and distributions unless otherwise notified by you. If you do not have an open account with that Fund, an uncashed check of more than $25 will be deemed an order to purchase shares of the Frank Russell Investment Company Money Market Fund, and the proceeds of any uncashed checks for $25 or less will be held in the Fund's general account for your benefit in accordance with applicable law.

..    For redemption checks of more than $25, the Fund will reissue the check. If the reissued check is not cashed within 180 days from the date it was reissued, the Funds will deem that to be an order to reinvest the proceeds of the uncashed check into your account with that Fund at its then-current net asset value. If you no longer have a current account open for that Fund, the uncashed check will be deemed an order to purchase shares of the Frank Russell Investment Company Money Market Fund.

Referral Fees. The Distributor may enter into written agreements with certain
-------------
Financial Intermediaries in which it agrees to pay a client service or referral fee out of its own resources, to such intermediaries in connection with their performing ongoing client service activities with respect to referred clients. Each prospective shareholder on whose behalf a fee may be paid will receive from the intermediary a disclosure statement setting forth the details of the arrangement and describing the fee to be received by the intermediary.

VALUATION OF FUND SHARES. The net asset value per share is calculated for each Fund Class on each business day on which Shares are offered or orders to redeem are tendered. A business day is one on which the New York Stock Exchange ("NYSE") is open for regular trading. Currently, the NYSE is open for trading every weekday except New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

Net asset value per share is computed for each class of Shares of a Fund by dividing the current value of the Fund's assets attributable to each class of Shares, less liabilities attributable to that class of Shares, by the number of each individual class of Shares of the Fund outstanding, and rounding to the nearest cent.

The International, Emerging Markets, International Securities, Fixed Income I, Diversified Bond, Fixed Income III and Multistrategy Bond Funds' portfolio securities actively trade on foreign exchanges which may trade on Saturdays and on days that the Funds do not offer or redeem Shares. The trading of portfolio securities on foreign exchanges on such days may significantly increase or decrease the net asset value of Fund Shares when the shareholder is not able to purchase or redeem Fund Shares. Further, because foreign securities markets may close prior to the time the Funds determine their net asset values, events affecting the value of the portfolio securities occurring between the time prices are determined and the time the Funds calculate their net asset values may not be reflected in the calculations of net asset value unless FRIMCo determines that a particular event would materially affect the net asset value.

VALUATION OF PORTFOLIO SECURITIES. With the exceptions noted below, the Funds value their portfolio securities at "fair market value." This generally means that equity securities and fixed-income securities listed and principally traded on any national securities exchange are valued on the basis of the last sale price or, if there were no sales, at the closing bid price, on the primary exchange on which the security is traded. US over-the-counter equity and fixed-income securities and options are valued on the basis of the closing bid price, and futures contracts are valued on the basis of last sale price.

Because many fixed-income securities do not trade each day, last sale or bid prices often are not available. As a result, these securities may be valued using prices provided by a pricing service when the prices are believed to be reliable--that is, when the prices reflect the fair market value of the securities.

International equity securities traded on a national securities exchange are valued on the basis of the last sale price. International securities traded over-the-counter are valued on the basis of the mean of bid prices. If there is no last sale or mean bid price, the securities may be valued on the basis of prices provided by a pricing service when the prices are believed to be reliable.

Money market instruments maturing within 60 days of the valuation date held by the Funds are valued using the amortized cost method. Under this method, a portfolio instrument is initially valued at cost, and thereafter a constant accretion/amortization to maturity of any discount or premium is assumed. The Funds utilize the amortized cost valuation method in accordance with Rule 2(a)-7 of the 1940 Act. The money market instruments are valued at "amortized cost" unless the Board determines that amortized cost does not represent fair value. Money market instruments maturing within 60 days of the valuation date held by the non-money market Funds are also valued at "amortized cost" unless the Board determines that amortized cost does not represent fair value. While amortized cost provides certainty in valuation, it may result in periods when the value of an instrument is higher or lower than the price a Fund would receive if it sold the instrument.

Municipal obligations are appraised or priced by an independent pricing source, approved by the Board, which utilizes relevant information, such as bond transactions, quotations from bond dealers, market transactions in comparable securities and various relationships between securities.

The Funds value securities for which market quotations are not readily available at "fair value," as determined in good faith and in accordance with procedures established by the Board.

PORTFOLIO TRANSACTION POLICIES. Generally, securities are purchased for the Equity I, Equity III, Equity Q, International, Emerging Markets, Fixed Income I, Diversified Equity, Equity Income, Quantitative Equity, International Securities, Real Estate Securities, Select Growth, Select Value and Diversified Bond Funds for investment income and/or capital appreciation and not for short-term trading profits. However, these Funds may dispose of securities without regard to the time they have been held when such action, for defensive or other purposes, appears advisable to their money managers. The Equity II, Fixed Income III, Special Growth, Short Term Bond, Multistrategy Bond and Tax Exempt Bond Funds trade more actively to realize gains and/or to increase yields on investments by trading to take advantage of short-term market variations. This policy is expected to result in higher portfolio turnover for these Funds. Conversely, the Tax-Managed Large Cap Fund and the Tax-Managed Mid & Small Cap Fund, which seek to minimize the impact of taxes on their shareholders, attempt to limit short-term capital gains and to minimize the realization of net long-term capital gains. These policies are expected to result in a low portfolio turnover rate for the Tax-Managed Large Cap Fund and the Tax-Managed Mid & Small Cap Fund.

The portfolio turnover rates for certain multi-manager Funds are likely to be somewhat higher than the rates for comparable mutual funds with a single money manager. Decisions to buy and sell securities for each Fund are made by a money manager independently from other money managers. Thus, one money manager could be selling a security when another money manager for the same Fund is purchasing the same security thereby increasing the Fund's portfolio turnover ratios and brokerage commissions. The Funds' changes of money managers may also result in a significant number of portfolio sales and purchases as the new money manager restructures the former money manager's portfolio. In view of the Tax-Managed Large Cap and Tax-Managed Mid & Small Cap Funds' investment objective and policies, those Funds' ability to change money managers may be constrained.

The Funds, except the Tax Exempt Bond, Tax-Managed Large Cap and Tax-Managed Mid & Small Cap Funds, do not give significant weight to attempting to realize long-term capital gains when making portfolio management decisions.

PORTFOLIO TURNOVER RATE. The portfolio turnover rate for each Fund is calculated by dividing the lesser of purchases or sales of portfolio securities for the particular year, by the monthly average value of the portfolio securities owned by the Fund during the past 13 months. For purposes of determining the rate, all short-term securities, including options, futures, forward contracts, and repurchase agreements, are excluded. Significant variations in the portfolio turnover rates for any Fund generally are primarily attributable to money manager changes, market volatility, and/or duration of portfolio investments.

The portfolio turnover rates for the fiscal year ended October 31, 2001 and the ten months ended October 31, 2000 for each Fund (other than the Money Market, US Government Money Market and Tax Free Money Market Funds) were:

                                                 10/31/01           10/31/00
                                                 --------           --------
Equity I                                           145%               144%
Equity II                                          135                138
Equity III                                         118                108
Equity Q                                            79                 60
Tax-Managed Large Cap                               53                 43
Tax-Managed Mid & Small Cap                        105                 71
International                                      112                105
Emerging Markets                                    84                 73
Fixed Income I                                     189                118
Fixed Income III                                   165                108
Diversified Equity                                 147                142
Special Growth                                     127                136
Equity Income                                      119                 99
Quantitative Equity                                 85                 59
International Securities                           105                102
Real Estate Securities                              45                 53
Diversified Bond                                   156                129
Short Term Bond                                    261                 92
Multistrategy Bond                                 176                105
Tax Exempt Bond                                     31                 38
Select Growth*                                     169                 --
Select Value*                                       72                 --

* The Select Value and Select Growth Funds commenced operations on January 31, 2001.

A high portfolio turnover rate generally will result in higher brokerage transaction costs and may result in higher levels of realized capital gains or losses with respect to a Fund's portfolio securities (see "Taxes").

BROKERAGE ALLOCATIONS. Transactions on US stock exchanges involve the payment of negotiated brokerage commissions; on non-US exchanges, commissions are generally fixed. There is generally no stated commission in the case of securities traded in the over-the-counter markets, including most debt securities and money market instruments, but the price includes an undisclosed payment in the form of a mark-up or mark-down. The cost of securities purchased from underwriters includes an underwriting commission or concession.

Subject to the arrangements and provisions described below, the selection of a broker or dealer to execute portfolio transactions is usually made by the money manager. FRIC's advisory agreements with FRIMCo and the money managers provide, in substance and subject to specific directions from officers of FRIC or FRIMCo, that in executing portfolio transactions and selecting brokers or dealers, the principal objective is to seek the best overall terms available to the Fund. Securities will ordinarily be purchased in the primary markets, and the money manager shall consider all factors it deems relevant in assessing the best overall terms available for any transaction, including the breadth of the market in the security, the price of the security, the financial condition and execution capability of the broker or dealer, and the reasonableness of the commission, if any (for the specific transaction and on a continuing basis).

In addition, the advisory agreements authorize FRIMCo and the money managers, respectively, in selecting brokers or dealers to execute a particular transaction and in evaluating the best overall terms available, to consider the "brokerage and research services" (as those terms are defined in Section 28(e) of the Securities Exchange Act of 1934) provided to the Fund, FRIMCo and/or to the money manager (or their affiliates). FRIMCo and the money managers are authorized to cause the Funds to pay a commission to a broker or dealer who provides such brokerage and research services for executing a portfolio transaction which is in excess of the amount of commissions another broker or dealer would have charged for effecting that transaction. FRIMCo or the money manager, as appropriate, must determine in good faith that such commission was reasonable in relation to the value of the brokerage and research services provided -- viewed in terms of that particular transaction or in terms of all the accounts over which FRIMCo or the money manager exercises investment discretion. Any commission, fee or other remuneration paid to an affiliated broker-dealer is paid in compliance with FRIC's procedures adopted in accordance with Rule 17e-1 of the 1940 Act.

FRIMCo does not expect FRIC to ordinarily effect a significant portion of FRIC's total brokerage business for the Funds with broker-dealers affiliated with its money managers. However, a money manager may effect portfolio transactions for the segment of a Fund's portfolio assigned to the money manager with a broker-dealer affiliated with the manager, as well as with brokers affiliated with other money managers.

FRIMCo and each Money Manager arrange for the purchase and sale of FRIC's securities and select brokers and dealers (including affiliates), which in their best judgment provide prompt and reliable execution at favorable prices and reasonable commission rates. FRIMCo and each Money Manager may select brokers and dealers which provide it with research services and may cause FRIC to pay such brokers and dealers commissions which exceed those other brokers and dealers may have charged, if it views the commissions as reasonable in relation to the value of the brokerage and/or research services. In selecting a broker, including affiliates, for a transaction, the primary consideration is prompt and effective execution of orders at the most favorable prices. Subject to that primary consideration, dealers may be selected for research, statistical or other services to enable FRIMCo and each Money Manager to supplement its own research and analysis.

The Funds will effect transactions through Frank Russell Securities, Inc. ("FRS") and its global network of unaffiliated correspondent brokers. FRS is a registered broker and investment advisor and an affiliate of FRIMCo. Trades placed through FRS are used to obtain either research services for FRIMCo to assist it in its capacity as a manager of managers, or to generate commission rebates to the Funds on whose behalf the trades were made. The Funds' money managers are requested to effect transactions with or through FRS only to the extent that the Funds will receive competitive execution, price and commissions. In addition, FRIMCo imposes targets for the amount of trading that its money managers direct through FRS based upon asset class, investment style and other factors.

Research services provided to FRIMCo by FRS include performance measurement statistics, fund analytics systems and market monitoring systems. Research services will generally be obtained from unaffiliated third parties at market rates. Research provided to FRIMCo will benefit the particular Funds generating the trading activity, but will also benefit other Funds within FRIC and may also benefit other funds and clients managed or advised by FRIMCo or its affiliates. Similarly, the Funds will benefit from research provided with respect to trading by those other funds and clients. However, a portion of the research services will be obtained at cost from Russell/Mellon Analytical Services, Inc. ("RMAS"), an affiliate of FRIMCo. RMAS is a joint venture between Frank Russell Company and Mellon Bank, and is a major supplier of investment analytics to the investment management industry world-wide. In some cases, research may also be provided by non-affiliated brokers.

Decisions concerning the acquisition of research services are approved and monitored by a Frank Russell Company Soft Dollar Committee, which consists principally of individual employees in research and investment management roles. The committee acts as an oversight body with respect to all purchases of research services using soft dollars generated by funds managed by Frank Russell Company affiliates, including the Funds. In addition, the committee is charged with setting an annual soft dollar budget with respect to the Funds.

FRS also rebates to the Funds a portion of commissions earned on trading by the Funds in the form of commission recapture. Commission recapture is paid solely to those Funds generating the applicable trades. FRS begins generating commission recapture on the instructions of the Soft Dollar Committee once FRIMCo's research needs have been met, as determined annually in the Soft Dollar Committee budgeting process. FRS retains a portion of all commissions generated, regardless of whether the trades were used to provide research services to FRIMCo or commission recapture to the Funds.

BROKERAGE COMMISSIONS. The Board reviews, at least annually, the commissions paid by the Funds to evaluate whether the commissions paid over representative periods of time were reasonable in relation to commissions being charged by other brokers and the benefits to the Funds. Frank Russell Company maintains an extensive database showing commissions paid by institutional investors, which is the primary basis for making this evaluation. Certain services received by FRIMCo or money managers attributable to a particular transaction may benefit one or more other accounts for which investment discretion is exercised by the money manager, or a Fund other than that for which the particular portfolio transaction was effected. The fees of the money managers are not reduced by reason of their receipt of such brokerage and research services.

During the year ended December 31, 1999, the ten months ended October 31, 2000 and the fiscal year ended October 31, 2001, the brokerage commissions paid by the Funds were:

                                                          2001                2000                 1999
                                                          ----                ----                 ----
Equity I                                               $3,222,483           $3,081,680           $2,508,532
Equity II                                               2,070,939            1,847,045            1,236,438
Equity III                                                284,943              324,505              544,612
Equity Q                                                1,801,456              964,516            1,295,797
Tax-Managed Large Cap (formerly Equity T)                 531,811              466,177              403,032
Tax-Managed Mid & Small Cap*                              237,723              206,572               26,712
International                                           4,735,081            4,607,947            5,068,657
Emerging Markets                                        1,445,466            1,692,868            2,035,042
Diversified Equity                                      3,433,247            5,723,294            2,438,549
Special Growth                                          1,944,664            1,661,104            1,226,126
Equity Income                                             343,358              338,999              615,257
Quantitative Equity                                     1,588,513            1,055,437            1,450,748
International Securities                                3,832,844            4,138,197            4,794,982
Real Estate Securities                                  1,216,472            1,137,722            1,029,242
Select Growth**                                           225,978                   --                   --
Select Value**                                            173,575                   --                   --
                                                      -----------          -----------          -----------
         Total                                        $27,088,553          $27,246,063          $24,673,726
                                                      ===========          ===========          ===========

*   The Tax-Managed Mid & Small Cap Fund commenced operations on December 1,
    1999.
** The Select Growth and Select Value Funds commenced operations on January 31, 2001.

The principal reasons for changes in several Funds' brokerage commissions for the three years were (1) changes in Fund asset size, (2) changes in market conditions, and (3) changes in money managers of certain Funds, which required substantial portfolio restructurings, resulting in increased securities transactions and brokerage commissions.

The Fixed Income I, Fixed Income III, Diversified Bond, Short Term Bond, Multistrategy Bond, Tax Exempt Bond, Money Market, US Government Money Market and Tax Free Money Market Funds normally do not pay a stated brokerage commission on transactions.

During the fiscal year ended October 31, 2001, approximately $3.0 million of the brokerage commissions of the Funds were directed to brokers who provided research services to FRIMCo. The research services included industry and company analysis, portfolio strategy reports, economic analysis, and statistical data pertaining to the capital markets.

Gross brokerage commissions received by affiliated broker/dealers from affiliated and non-affiliated money managers for the fiscal year ended October 31, 2001, the ten months ended October 31, 2000 and the year ended December 31, 1999 from portfolio transactions effected for the Funds, were as follows:

                                               2001                           2000                           1999
-------------------------------------------------------------------------------------------------------------------------------
                                                   Percent of                      Percent of                      Percent of
                                                      Total                          Total                           Total
Affiliated Broker/Dealer            Commissions    Commissions     Commissions     Commissions   Commissions      Commissions
------------------------            -----------    -----------     -----------     -----------   -----------     --------------
-------------------------------------------------------------------------------------------------------------------------------
Autranet                            $        --             --     $     6,872            0.02%   $    16,389             0.06%
-------------------------------------------------------------------------------------------------------------------------------
Bank of America                              --             --              --               --         2,042             0.01%
-------------------------------------------------------------------------------------------------------------------------------
Boston Co.                                   --             --              --               --            --                --
-------------------------------------------------------------------------------------------------------------------------------
Commerze Bank                                --             --          10,690            0.04%        27,286             0.09%
-------------------------------------------------------------------------------------------------------------------------------
Delaware                                     --             --                                             --                --
-------------------------------------------------------------------------------------------------------------------------------
Donaldson, Lufkin & Jenrette                 --             --          22,973            0.08%        73,001             0.25%
-------------------------------------------------------------------------------------------------------------------------------
Dresdner Klienworth                          --             --              --               --           922             0.00%
-------------------------------------------------------------------------------------------------------------------------------
Fidelity                                     --             --              --               --            --                --
-------------------------------------------------------------------------------------------------------------------------------
Foreign & Colonial                           --             --              --               --            --                --
-------------------------------------------------------------------------------------------------------------------------------
Frank Russell Securities              3,143,852         10.54%       1,669,182            5.78%     1,930,921             6.67%
-------------------------------------------------------------------------------------------------------------------------------
Invesco                                      --             --              --               --            --                --
-------------------------------------------------------------------------------------------------------------------------------
Jarnine Fleming                              --             --              --               --           249             0.00%
-------------------------------------------------------------------------------------------------------------------------------
JP Morgan                                    --             --         171,668            0.58%       178,940             0.62%
-------------------------------------------------------------------------------------------------------------------------------
Marathon                                     --             --              --               --            --                --
-------------------------------------------------------------------------------------------------------------------------------
Montgomery                                   --             --              --               --            --                --
-------------------------------------------------------------------------------------------------------------------------------
Morgan Stanley                               --             --              --               --        57,324             0.20%
-------------------------------------------------------------------------------------------------------------------------------
Nicholas-Applegate                           --             --              --               --            --                --
-------------------------------------------------------------------------------------------------------------------------------
Oechsle                                      --             --              --               --            --                --
-------------------------------------------------------------------------------------------------------------------------------
Robert W. Baird & Co.                    31,627          0.11%          14,758            0.05%        19,204             0.07%
-------------------------------------------------------------------------------------------------------------------------------
Robinson Humphrey                            --             --           5,350            0.02%         2,323             0.01%
-------------------------------------------------------------------------------------------------------------------------------
Salomon Smith Barney                         --             --         153,062            0.52%       167,915             0.58%
-------------------------------------------------------------------------------------------------------------------------------
Sanford Bernstein                        32,732          0.11%          62,641            0.21%        75,740             0.26%
-------------------------------------------------------------------------------------------------------------------------------
Schroder&Co.                                 --             --           1,394            0.00%            --                --
-------------------------------------------------------------------------------------------------------------------------------
State Street Bank                            --             --              --               --        23,273             0.08%
-------------------------------------------------------------------------------------------------------------------------------
Total                                $3,208,211         10.76%      $2,148,590            7.31%   $ 2,575,529             8.90%
                                     ----------         ------      ----------            -----    ----------             -----
-------------------------------------------------------------------------------------------------------------------------------

The percentage of total affiliated transactions (relating to trading activity) to total transactions during the fiscal year ended October 31, 2001 for the Funds was 10.76%.

During the fiscal year ended October 31, 2001, the Funds purchased securities issued by the following regular brokers or dealers as defined by Rule 10b-1 of the 1940 Act, each of which is one of the Funds' ten largest brokers or dealers by dollar amounts of securities executed or commissions received on behalf of the Funds. The value of broker-dealer securities held as of October 31, 2001, was as follows:

                                                                                                        Investment
                             JP         Goldman        Morgan     Merrill        Salomon       Credit   Technology
Fund                       Morgan        Sachs        Stanley      Lynch        Brothers       Suisse     Group
------------------------------------------------------------------------------------------------------------------
Equity I                  $5,968,768   $4,847,484   $5,175,247   $4,039,678    $   --        $   --     $   11,594
Equity II                    --           --           --           --             --            --      1,764,834
Equity III                   428,210       71,907      776,850      176,151        --            --          3,221
Equity Q                   8,564,050    3,564,096    9,383,149    4,298,879        --            --         --
Fixed Income I               897,655    5,848,128    7,389,565    1,540,801       305,005    16,622,638     --
Fixed Income III             370,089    2,290,358    4,705,720      --          3,570,971     6,482,679     --
Diversified Equity         7,121,680    5,135,112    6,467,713    5,152,535        --            --         17,391
Special Growth               --           --           --           --             --            --      1,558,722
Equity Income                639,132      110,206    1,005,795      264,008        --            --          5,153
Quantitative Equity        4,922,254    2,821,576    8,384,203    1,695,948        --            --         --
Diversified Bond             530,196    1,925,710    3,950,488      985,975        --         5,473,555     --
Short Term Bond              --         1,179,000      799,654      --             --           338,005     --
Multistrategy Bond           555,114    3,121,076    5,504,241      --          4,675,042     9,018,749     --
Tax-Managed Mid &            --         1,211,480      --           --             --            --        154,584
    Small Cap
Select Growth                --           358,754       48,920      --             --            --         19,323
Select Value                 --           --           547,904      174,840        --            --         --

At October 31, 2001, the Funds did not have any holdings in their following remaining top 10 broker-dealers:

         HSBC
         Societe Generale
         ABM AMRO

                       YIELD AND TOTAL RETURN QUOTATIONS.

The Funds compute their average annual total return by using a standardized method of calculation required by the SEC and report average annual total return for each class of Shares which they offer.

Calculation of Average Annual Total Return. Average annual total return is computed by finding the average annual compounded rates of return on a hypothetical initial investment of $1,000 over the one, five and ten year periods (or life of the Funds, as appropriate), that would equate the initial amount invested to the ending redeemable value, according to the following formula:

P(1+T)/n/ = ERV

Where:   P        =    a hypothetical initial payment of $1,000;
         T        =    Average annual total return;
        /n/       =    Number of years; and
        ERV       =    Ending redeemable value of a hypothetical $1,000 payment
                       made at the beginning of the one, five or ten year period at the end of the one, five or ten year period (or fractional portion thereof).

The calculation assumes that all dividends and distributions of each Fund are reinvested at the net asset value calculated as described in the Prospectuses on the dividend dates during the period, and includes all recurring fees that are charged to all shareholder accounts. The average annual total returns for all classes of Shares are set forth below.

Calculation of Average Annual Total Return After Taxes on Distributions. Average annual total return after taxes on distributions is computed by finding the average annual compounded rates of return on a hypothetical initial investment of $1,000 over the one, five and ten year periods (or life of a Fund, as appropriate), that would equate the initial amount invested to the ending redeemable value, according to the following formula:

P (1+T)/n/ =ATV\D\

Where:   P        =    hypothetical initial payment of $1,000.
         T        =    average annual total return (after taxes on
                       distributions).
        /n/       =    number of years.
      ATV\D\      =    ending value of a hypothetical $1,000 payment made at the
                       beginning of the 1-, 5-, or 10-year periods at the end of the 1-, 5-, or 10-year periods (or fractional portion), after taxes on fund distributions but not after taxes on redemptions.

The calculation assumes that all dividends and distributions of each Fund, less any taxes due on such dividends and distributions, are reinvested at the net asset value calculated as described in the Prospectuses on the dividend dates during the period, and includes all recurring fees that are charged to all shareholder accounts.

The taxable amount and the tax character of each distribution is as specified by a Fund on the dividend declaration date, but may be adjusted to reflect subsequent recharacterizations of distributions. Distributions are adjusted to reflect the federal tax impact the distribution would have on an individual taxpayer on the reinvestment date. For example, the calculation assumes no taxes are due on the portion of any distribution that would not result in federal income tax on an individual, e.g. tax-exempt interest or non-taxable returns of capital. The effect of applicable tax credits, such as the foreign tax credit, is taken into account in accordance with federal tax law. Taxes are calculated using the highest individual marginal federal income tax rates in effect on the reinvestment date. The rates used correspond to the tax character of each component of the distributions (e.g., ordinary income rate for ordinary income distributions, short-term capital gain rate for short-term capital gain distributions and long-term capital gain rate for long-term capital gain distributions). The required tax rates may vary over the measurement period. All potential tax liabilities other than federal tax liabilities (e.g., state and local taxes) are not taken into account. The effect of phaseouts of certain exemptions, deductions and credits at various income levels and the impact of the federal alternative minimum tax are not taken into account in the calculation. The calculation assumes that no additional taxes or tax credits result from any redemption of shares required to pay such fees. The ending value is determined by assuming a complete redemption at the end of the one, five or ten year period and the deduction of all nonrecurring charges deducted at the end of each period. The calculation assumes that the redemption has no tax consequences.

The average annual total returns after taxes on distributions for the oldest class of each of the Funds is set forth below.

Calculation of Average Annual Total Return After Taxes on Distributions and Sale of Fund Shares. Average annual total return after taxes on distributions and sale of fund shares is computed by finding the average annual compounded rates of return on a hypothetical initial investment of $1,000 over the one, five and ten year periods (or life of a Fund, as appropriate), that would equate the initial amount invested to the ending redeemable value, according to the following formula:

P (1+T)/n/ =ATV\DR\

Where:     P         =   hypothetical initial payment of $1,000.
           T         =   average annual total return (after taxes on
                         distributions and redemptions).

          /n/        =   number of years.
       ATV\DR\       =   ending value of a hypothetical $1,000 payment made at
                         the beginning of the 1-, 5-, or 10-year periods at the end of the 1-, 5-, or 10-year periods (or fractional portion), after taxes on fund distributions and redemptions.

The calculation assumes that all dividends and distributions of each Fund, less any taxes due on such dividends and distributions, are reinvested at the price stated in the Prospectuses on the dividend dates during the period, and includes all recurring fees that are charged to all shareholder accounts.

The taxable amount and the tax character of each distribution is as specified by a Fund on the dividend declaration date, but may be adjusted to reflect subsequent recharacterizations of distributions. Distributions are adjusted to reflect the federal tax impact the distribution would have on an individual taxpayer on the reinvestment date. For example, the calculation assumes no taxes are due on the portion of any distribution that would not result in federal income tax on an individual, e.g. tax-exempt interest or non-taxable returns of capital. The effect of applicable tax credits, such as the foreign tax credit, is taken into account in accordance with federal tax law. Taxes are calculated using the highest individual marginal federal income tax rates in effect on the reinvestment date. The rates used correspond to the tax character of each component of the distributions (e.g., ordinary income rate for ordinary income distributions, short-term capital gain rate for short-term capital gain distributions and long-term capital gain rate for long-term capital gain distributions). The required tax rates may vary over the measurement period. All potential tax liabilities other than federal tax liabilities (e.g., state and local taxes) are not taken into account. The effect of phaseouts of certain exemptions, deductions and credits at various income levels and the impact of the federal alternative minimum tax are not taken into account in the calculation. The calculation assumes that no additional taxes or tax credits result from any redemption of shares required to pay such fees. The ending value is determined by assuming a complete redemption at the end of the one, five or ten year period and the deduction of all nonrecurring charges deducted at the end of each period.

The ending value is determined by subtracting capital gains taxes resulting from the redemption and adding the tax benefit from capital losses resulting from the redemption. The capital gain or loss upon redemption is calculated by subtracting the tax basis from the redemption proceeds (after deducting any nonrecurring charges). The basis of shares acquired through the $1,000 initial investment and each subsequent purchase through reinvested dividends is tracked separately. In determining the basis for a reinvested distribution, the distribution net of taxes assumed paid from the distribution is included. Tax basis is adjusted for any distributions representing returns of capital and any other tax basis adjustments that would apply to an individual taxpayer, as permitted by applicable federal law.

The amount and character (e.g., short-term or long-term) of capital gain or loss upon redemption is separately determined for shares acquired through the $1,000 initial investment and each subsequent purchase through reinvested dividends. It is not assumed that shares acquired through reinvestment of distributions have the same holding period as the initial $1,000 investment. The tax character is determined by the length of the measurement period in the case of the initial $1,000 investment and the length of the period between reinvestment and the end of the measurement period in the case of reinvested distributions.

Capital gains taxes (or the benefit resulting from tax losses) are calculated using the highest federal individual capital gains tax rate for gains of the appropriate character in effect on the redemption date and in accordance with federal tax law applicable on the redemption date. For example, applicable federal tax law is used to determine whether and how gains and losses from the sale of shares with different holding periods should be netted, as well as the tax character (e.g., short-term or long-term) of any resulting gains or losses. It is assumed that a shareholder has sufficient gains of the same character from other investments to offset any capital losses from the redemption so that the taxpayer may deduct the capital losses in full.

The average annual total returns after taxes on distributions for the oldest class of each of the Funds is set forth below.

Presentation of Average Annual Total Returns. Those Funds and Classes that have
--------------------------------------------
not been in operation for 10 years are marked with an * in the following tables.

Returns for periods prior to the date that each Fund issued its Class E, Class C or Class Y Shares are those of the Fund's Class S or Class I Shares, as applicable, and therefore do not reflect deduction of Rule 12b-1 or shareholder servicing fees.

Except for the Short Term Bond Fund, Tax-Managed Large Cap, Tax-Managed Mid & Small Cap and Tax Exempt Bond Funds, all Funds with Class C Shares first issued those Class C Shares on January 29, 1999. The Short Term Bond Fund first issued Class C Shares on March 3, 1999. The Tax Exempt Bond Fund first issued Class C Shares on March 29, 1999. The Tax-Managed Large Cap and Tax-Managed Mid & Small Cap Funds first issued Class C Shares on December 1, 1999.

Each Fund commenced operations of its Class E Shares on the following dates:
Diversified Equity - May 27, 1997; Equity Income, Quantitative Equity, Special Growth, International Securities, Real Estate Securities and Diversified Bond - November 4, 1996; Multistrategy Bond - September 11, 1998; Emerging Markets - September 22, 1998; Short Term Bond - February 18, 1999; Tax Exempt Bond - May 14, 1999; Tax-Managed Large Cap and Tax-Managed Mid & Small Cap - December 6, 2000; and Equity I, Equity II, Equity III, Equity Q, International, Fixed Income I and Fixed Income III - May 14, 1999. The returns for the Class E Shares issued prior to May 18, 1998 reflect the deduction of Rule 12b-1 distribution fees from the date each Fund's Class E Shares were first issued until May 18, 1998. Effective May 18, 1998, Class E Shares of the Funds no longer charged Rule 12b-1 distribution fees, which had reduced Class E returns prior to that date. The returns shown have not been increased to reflect the effect of the elimination of those fees.

Each Fund which issues Class Y Shares, other than the Equity III, Fixed Income III and Real Estate Securities Funds, commenced operations of its Class Y Shares on March 29, 2000. The Fixed Income III Fund commenced operations of its Class Y Shares on June 7, 2000. For the periods shown, no Class Y Shares of the Equity III or Real Estate Securities Funds were issued.


For the periods shown, no Class I Shares of the Real Estate Securities Fund were issued.

For periods prior to April 1, 1995, performance results for the Equity I, Equity II, Equity III, Equity Q, International, Fixed Income I, Fixed Income III, Emerging Markets, Short Term Bond and Money Market Funds do not reflect deduction of investment management fees.

No returns are shown for the Select Growth or Select Value Funds as those Funds have not been in operation for a full calendar year as of the date of this Statement.

The returns of the Tax Exempt Bond Fund prior to January 1, 1999 reflect a higher advisory fee than is currently born by the Fund.

The Tax-Managed Large Cap Fund commenced operations on October 7, 1996. The Tax-Managed Mid & Small Cap Fund commenced operations on December 1, 1999. The Emerging Markets, Multistrategy Bond and Fixed Income III Funds commenced operations on January 29, 1993.

Past performance, both before-tax and after-tax, is no indication of future results.

Average Annual Total Return Before Taxes
--------------------------------------------------------------------------------------------------------------------
                                                                                               10 Years Ending
                                                                                             October 31, 2001 or
                                                  1 Year Ending         5 Years Ending        From Inception to
Fund                                             October 31, 2001      October 31, 2001        October 31, 2001
--------------------------------------------------------------------------------------------------------------------
Equity I - Class I                                    (26.98)%               7.90%                  11.68%
--------------------------------------------------------------------------------------------------------------------
Equity I - Class Y                                    (26.93)                7.92                   11.70
--------------------------------------------------------------------------------------------------------------------
Equity I - Class E                                    (27.13)                7.78                   11.62
--------------------------------------------------------------------------------------------------------------------
Equity II - Class I                                   (14.69)                9.03                   12.01
--------------------------------------------------------------------------------------------------------------------
Equity II - Class Y                                   (14.59)                9.07                   12.03
--------------------------------------------------------------------------------------------------------------------
Equity II - Class E                                   (14.86)                8.91                   11.95
--------------------------------------------------------------------------------------------------------------------
Equity III - Class I                                  (14.09)                6.64                   11.19
--------------------------------------------------------------------------------------------------------------------
Equity III - Class E                                  (14.30)                6.52                   11.13
--------------------------------------------------------------------------------------------------------------------
Equity Q - Class I                                    (23.82)               10.60                   13.61
--------------------------------------------------------------------------------------------------------------------
Equity Q - Class Y                                    (23.74)               10.62                   13.62
--------------------------------------------------------------------------------------------------------------------
Equity Q - Class E                                    (23.98)               10.48                   13.55
--------------------------------------------------------------------------------------------------------------------
International - Class I                               (24.37)                0.39                    4.82
--------------------------------------------------------------------------------------------------------------------
International - Class Y                               (24.26)                0.42                    4.83
--------------------------------------------------------------------------------------------------------------------
International - Class E                               (24.54)                0.26                    4.75
--------------------------------------------------------------------------------------------------------------------
Fixed Income I - Class I                               13.98                 7.74                    7.76
--------------------------------------------------------------------------------------------------------------------
Fixed Income I - Class Y                               14.07                 7.77                    7.78
--------------------------------------------------------------------------------------------------------------------
Fixed Income I - Class E                               13.72                 7.61                    7.70
--------------------------------------------------------------------------------------------------------------------
Fixed Income III - Class I                             12.76                 7.29                    7.23*
--------------------------------------------------------------------------------------------------------------------
Fixed Income III - Class Y                             12.86                 7.32                    7.24*
--------------------------------------------------------------------------------------------------------------------
Fixed Income III - Class E                             12.47                 7.18                    7.16*
--------------------------------------------------------------------------------------------------------------------
Emerging Markets - Class S                            (23.89)               (9.69)                  (2.37)*
--------------------------------------------------------------------------------------------------------------------
Emerging Markets - Class E                            (24.13)               (9.83)                  (2.46)*
--------------------------------------------------------------------------------------------------------------------
Emerging Markets - Class C                            (24.70)              (10.21)                  (2.69)*
--------------------------------------------------------------------------------------------------------------------
Real Estate Securities - Class S                        9.48                 8.74                   12.16
--------------------------------------------------------------------------------------------------------------------
Real Estate Securities - Class E                        9.23                 8.32                   11.95
--------------------------------------------------------------------------------------------------------------------
Real Estate Securities - Class C                        8.41                 7.89                   11.72
--------------------------------------------------------------------------------------------------------------------
Short Term Bond - Class S                              10.76                 6.44                    5.92
--------------------------------------------------------------------------------------------------------------------
Short Term Bond - Class E                              10.54                 6.30                    5.85
--------------------------------------------------------------------------------------------------------------------
Short Term Bond - Class C                               9.77                 5.88                    5.65
--------------------------------------------------------------------------------------------------------------------
Diversified Equity - Class S                          (27.41)                7.42                   11.10
--------------------------------------------------------------------------------------------------------------------
Diversified Equity - Class E                          (27.59)                7.08                   10.93
--------------------------------------------------------------------------------------------------------------------
Diversified Equity - Class C                          (28.14)                6.66                   10.71
--------------------------------------------------------------------------------------------------------------------
Special Growth - Class S                              (15.05)                8.73                   11.46
--------------------------------------------------------------------------------------------------------------------
Special Growth - Class E                              (15.29)                8.33                   11.26
--------------------------------------------------------------------------------------------------------------------
Special Growth - Class C                              (15.93)                7.89                   11.03
--------------------------------------------------------------------------------------------------------------------
Equity Income - Class S                               (13.97)                6.86                   10.96
--------------------------------------------------------------------------------------------------------------------
Equity Income - Class E                               (14.22)                6.43                   10.73
--------------------------------------------------------------------------------------------------------------------
Equity Income - Class C                               (14.84)                6.00                   10.51
--------------------------------------------------------------------------------------------------------------------
Quantitative Equity - Class S                         (24.11)               10.17                   12.93
--------------------------------------------------------------------------------------------------------------------
Quantitative Equity - Class E                         (24.30)                9.71                   12.70
--------------------------------------------------------------------------------------------------------------------
Quantitative Equity - Class C                         (24.87)                9.35                   12.51
--------------------------------------------------------------------------------------------------------------------
International Securities - Class S                    (24.51)                0.17                    4.31
--------------------------------------------------------------------------------------------------------------------
International Securities - Class E                    (24.70)               (0.19)                   4.12
--------------------------------------------------------------------------------------------------------------------
International Securities - Class C                    (25.29)               (0.61)                   3.90
--------------------------------------------------------------------------------------------------------------------

Average Annual Total Return Before Taxes
--------------------------------------------------------------------------------------------------------------------
                                                                                              10 Years Ending
                                                                                            October 31, 2001 or
                                                  1 Year Ending        5 Years Ending        From Inception to
Fund                                             October 31, 2001     October 31, 2001        October 31, 2001
--------------------------------------------------------------------------------------------------------------------
Diversified Bond - Class S                             14.11                 7.53                    7.47
--------------------------------------------------------------------------------------------------------------------
Diversified Bond - Class E                             13.87                 7.14                    7.27
--------------------------------------------------------------------------------------------------------------------
Diversified Bond - Class C                             13.02                 6.68                    7.04
--------------------------------------------------------------------------------------------------------------------
Multistrategy Bond - Class S                           12.68                 7.09                    6.89*
--------------------------------------------------------------------------------------------------------------------
Multistrategy Bond - Class E                           12.40                 6.91                    6.80*
--------------------------------------------------------------------------------------------------------------------
Multistrategy Bond - Class C                           11.58                 6.48                    6.55*
--------------------------------------------------------------------------------------------------------------------
Tax Exempt Bond - Class S                               9.09                 4.85                    4.83
--------------------------------------------------------------------------------------------------------------------
Tax Exempt Bond - Class E                               8.77                 4.72                    4.76
--------------------------------------------------------------------------------------------------------------------
Tax Exempt Bond - Class C                               7.95                 4.31                    4.56
--------------------------------------------------------------------------------------------------------------------
Tax-Managed Large Cap - Class S                       (23.86)               10.07                   10.00*
--------------------------------------------------------------------------------------------------------------------
Tax-Managed Large Cap - Class E                       (21.10)               10.02                    9.95*
--------------------------------------------------------------------------------------------------------------------
Tax-Managed Large Cap - Class C                       (24.57)                9.65                    9.58*
--------------------------------------------------------------------------------------------------------------------
Tax-Managed Mid & Small Cap - Class S                 (28.14)                  *                   (10.82)*
--------------------------------------------------------------------------------------------------------------------
Tax-Managed Mid & Small Cap - Class E                 (20.00)                  *                   (10.94)*
--------------------------------------------------------------------------------------------------------------------
Tax-Managed Mid & Small Cap - Class C                 (28.88)                  *                   (11.64)*
--------------------------------------------------------------------------------------------------------------------
Tax-Managed Global Equity - Class S                   (24.27)                  *                   (15.72)*
--------------------------------------------------------------------------------------------------------------------
Tax-Managed Global Equity - Class C                   (25.08)                  *                   (16.45)*
--------------------------------------------------------------------------------------------------------------------


Average Annual Total Return After Taxes on
Distributions
--------------------------------------------------------------------------------------------------------------------
                                                                                              10 Years Ending
                                                                                            October 31, 2001 or
                                                  1 Year Ending        5 Years Ending        From Inception to
Fund                                             October 31, 2001     October 31, 2001        October 31, 2001
--------------------------------------------------------------------------------------------------------------------
Equity I - Class I                                    (27.35)%              4.23%                   8.04%
--------------------------------------------------------------------------------------------------------------------
Equity II - Class I                                   (17.82)               5.67                    8.72
--------------------------------------------------------------------------------------------------------------------
Equity III - Class I                                  (14.45)               2.62                    6.98
--------------------------------------------------------------------------------------------------------------------
Equity Q - Class I                                    (24.54)               6.87                   10.10
--------------------------------------------------------------------------------------------------------------------
International - Class I                               (25.13)              (1.12)                   3.11
--------------------------------------------------------------------------------------------------------------------
Fixed Income I - Class I                               11.35                5.12                    4.89
--------------------------------------------------------------------------------------------------------------------
Fixed Income III - Class I                             10.09                4.53                    4.52*
--------------------------------------------------------------------------------------------------------------------
Emerging Markets - Class S                            (23.89)              (9.92)                  (2.90)*
--------------------------------------------------------------------------------------------------------------------
Real Estate Securities - Class S                        7.37                5.79                    9.28
--------------------------------------------------------------------------------------------------------------------
Short Term Bond - Class S                               8.16                4.10                    3.53
--------------------------------------------------------------------------------------------------------------------
Diversified Equity - Class S                          (27.61)               4.21                    7.62
--------------------------------------------------------------------------------------------------------------------
Special Growth - Class S                              (17.77)               5.62                    8.57
--------------------------------------------------------------------------------------------------------------------
Equity Income - Class S                               (14.16)               3.05                    6.98
--------------------------------------------------------------------------------------------------------------------
Quantitative Equity - Class S                         (24.74)               7.04                    9.74
--------------------------------------------------------------------------------------------------------------------
Intl Securities - Class S                             (25.09)              (1.05)                   2.98
--------------------------------------------------------------------------------------------------------------------
Diversified Bond - Class S                             11.56                4.84                    4.64
--------------------------------------------------------------------------------------------------------------------
Multistrategy Bond - Class S                           10.11                4.34                    4.26*
--------------------------------------------------------------------------------------------------------------------
Tax Exempt Bond - Class S                               9.09                4.85                    4.83
--------------------------------------------------------------------------------------------------------------------
Tax-Managed Large Cap - Class S                       (24.01)               9.85                    9.79*
--------------------------------------------------------------------------------------------------------------------
Tax-Managed Mid & Small Cap - Class S                 (28.14)                 *                   (10.83)*
--------------------------------------------------------------------------------------------------------------------
Tax-Managed Global Equity - Class S                   (24.35)                 *                   (15.81)*
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
Average Annual Total Return After Taxes on
Distributions and Sale of Fund Shares

--------------------------------------------------------------------------------------------------------------------
                                                                                               10 Years Ending
                                                                                             October 31, 2001 or
                                                  1 Year Ending         5 Years Ending        From Inception to
Fund                                             October 31, 2001      October 31, 2001        October 31, 2001
--------------------------------------------------------------------------------------------------------------------
Equity I - Class I                                   (16.20)%                5.29%                   8.25%
--------------------------------------------------------------------------------------------------------------------
Equity II - Class I                                   (7.24)                 6.23                    8.68
--------------------------------------------------------------------------------------------------------------------
Equity III - Class I                                  (8.56)                 4.07                    7.49
--------------------------------------------------------------------------------------------------------------------
Equity Q - Class I                                   (13.85)                 7.65                   10.10
--------------------------------------------------------------------------------------------------------------------
International - Class I                              (13.68)                 0.20                    3.53
--------------------------------------------------------------------------------------------------------------------
Fixed Income I - Class I                               8.40                  4.89                    4.81
--------------------------------------------------------------------------------------------------------------------
Fixed Income III - Class I                             7.66                  4.46                    4.44*
--------------------------------------------------------------------------------------------------------------------
Emerging Markets - Class S                           (14.55)                (7.42)                  (1.94)*
--------------------------------------------------------------------------------------------------------------------
Real Estate Securities - Class S                       5.78                  5.69                    8.75
--------------------------------------------------------------------------------------------------------------------
Short Term Bond - Class S                              6.47                  3.97                    3.55
--------------------------------------------------------------------------------------------------------------------
Diversified Equity - Class S                         (16.59)                 5.07                    7.80
--------------------------------------------------------------------------------------------------------------------
Special Growth - Class S                              (7.38)                 6.14                    8.47
--------------------------------------------------------------------------------------------------------------------
Equity Income - Class S                               (8.50)                 4.27                    7.38
--------------------------------------------------------------------------------------------------------------------
Quantitative Equity - Class S                        (14.05)                 7.46                    9.59
--------------------------------------------------------------------------------------------------------------------
International Securities - Class S                   (13.85)                 0.11                    3.28
--------------------------------------------------------------------------------------------------------------------
Diversified Bond - Class S                             8.47                  4.67                    4.59
--------------------------------------------------------------------------------------------------------------------
Multistrategy Bond - Class S                           7.61                  4.30                    4.20*
--------------------------------------------------------------------------------------------------------------------
Tax Exempt Bond - Class S                              7.26                  4.70                    4.73
--------------------------------------------------------------------------------------------------------------------
Tax-Managed Large Cap - Class S                      (14.51)                 8.23                    8.18*
--------------------------------------------------------------------------------------------------------------------
Tax-Managed Mid & Small Cap - Class S                (17.14)                   *                    (8.57)*
--------------------------------------------------------------------------------------------------------------------
Tax-Managed Global Equity - Class S                  (14.77)                   *                   (12.44)*
--------------------------------------------------------------------------------------------------------------------


Yield Quotation. Yields are computed by using standardized methods of
---------------
calculation required by the SEC. Similar to average annual total return calculations, a Fund calculates yields for each class of Shares that it offers. Yields for Funds other than Funds investing primarily in money market instruments (the "Money Market Funds") are calculated by dividing the net investment income per share earned during a 30-day (or one month) period by the maximum offering price per share on the last day of the period, according to the following formula:

                            YIELD = 2[(a-b +1)/6/ -1]
                                       ---
                                        cd


Where:  A    =    Dividends and interest earned during the period
        B    =    Expenses accrued for the period (net of
                  reimbursements)
        C    =    Average daily number of Shares outstanding during
                  the period that were entitled to receive dividends
        D    =    The maximum offering price per share on the last day
                  of the period

Each Money Market Fund computes its current annualized and compound effective annualized yields using standardized methods required by the SEC. Current yields are calculated by determining the net change, exclusive of capital changes and income other than investment income, in the value of a hypothetical pre-existing account having a balance of one share at the beginning of the period, subtracting a hypothetical charge reflecting deductions from shareholder accounts, and dividing the difference by the value of the account at the beginning of the base period to obtain the base period return by

(365/7) with the resulting yield figure carried to at least the nearest hundredth of one percent. Effective yields, carried out to at least the nearest hundreth of one percent, are calculated by determining the net change, exclusive of capital changes, in the value of a hypothetical pre-existing account having a balance of one share at the beginning of the period, subtracting a hypothetical charge reflecting deductions from shareholder accounts, and dividing the difference by the value of the account at the beginning of the base period to obtain base period return, and then compounding the base period return by adding 1, raising the sum to a power equal to 365 divided by 7, and subtracting 1 from the result according to the following formula:

         EFFECTIVE YIELD = [(BASE PERIOD RETURN + 1)/365/7]/ - 1.

Tax equivalent current yields are calculated by dividing that portion of a Fund's yield (as calculated above) that is tax exempt by 1 minus a stated income tax rate and adding the quotient to that portion, if any, of the Fund's yield that is not tax exempt.

Tax equivalent effective yield is calculated by dividing that portion of a Fund's effective yield (as calculated above) that is tax exempt by 1 minus a stated income tax rate (39.6%) and adding the quotient to that portion, if any, of the Fund's effective yield that is not tax exempt.

Yield may fluctuate daily and does not provide a basis for determining future yields. Because each Money Market Fund's yield fluctuates, its yield cannot be compared with yields on savings accounts or other investment alternatives that provide an agreed-to or guaranteed fixed yield for a stated period of time. However, yield information may be useful to an investor considering temporary investments in money market instruments. In comparing the yield of one money market fund to another, consideration should be given to each fund's investment policies, including the types of investments made, length of maturities of portfolio securities, the methods used by each fund to compute the yield (methods may differ) and whether there are any special account charges which may reduce effective yield.

Current and effective yields for the 7 days ended October 31, 2001 for the Class S Shares of the Money Market Funds are set forth below. The tax-equivalent yield for the Tax Free Money Market Funds is also set forth below.

Fund                                              7-Day yield     Tax Equivalent         Effective
----                                              -----------     --------------         ---------
Money Market Fund                                    2.46               NA                 2.49
U.S. Government Money Market Fund                    2.30               NA                 2.33
Tax Free Money Market Fund                           2.21              3.66                2.24

The yields for the Funds investing primarily in fixed-income instruments are reported in the respective Prospectuses.

Each Fund may, from time to time, advertise non-standard performances, including average annual total return for periods other than 1, 5 or 10 years or since inception.

Each Fund may compare its performance with various industry standards of performance, including Lipper Analytical Services, Inc. or other industry publications, business periodicals, rating services and market indexes.

            INVESTMENT RESTRICTIONS, POLICIES AND CERTAIN INVESTMENTS

Each Fund's investment objective is "fundamental" which means each investment objective may not be changed without the approval of a majority of each Fund's shareholders. Certain investment policies and restrictions may also be fundamental. Other policies and restrictions may be changed by a Fund without shareholder approval. The Funds' investment objectives are set forth in the respective Prospectuses.

INVESTMENT RESTRICTIONS. Each Fund is subject to the following fundamental investment restrictions. Unless otherwise noted, these restrictions apply on a Fund-by-Fund basis at the time an investment is being made.

No Fund may:

     1. Purchase securities if, as a result of such purchase, the Fund's investments would be concentrated, within the meaning of the 1940 Act, in securities of issuers in a particular industry or group of industries. Investments in other investment companies shall not be considered an investment in any particular industry or group of industries for purposes of this investment restriction. This investment restriction shall not apply to securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities or securities of other investment companies. This investment restriction shall not apply to the Real Estate Securities Fund. The Real Estate Securities Fund may invest in the securities of companies directly or indirectly engaged in the real estate industry without limitation as to concentration. The Money Market Fund may invest more than 25% of its assets in money market instruments issued by domestic branches of U.S. Banks having net assets in excess of $100,000,000.

     2. Purchase or sell real estate; provided that a Fund may invest in securities secured by real estate or interests therein or issued by companies which invest in real estate or interests therein.

     3. Purchase or sell commodities except that a Fund may purchase or sell currencies, may enter into futures contracts on securities, currencies and other indices or any other financial instruments, and may purchase and sell options on such futures contracts.

     4. Borrow money, except that a Fund may borrow money to the extent permitted by the 1940 Act, or to the extent permitted by any exemptions therefrom which may be granted by the SEC.

     5. Act as an underwriter except to the extent the Fund may be deemed to be an underwriter when disposing of securities it owns or when selling its own shares.

     6. Make loans to other persons except (a) through the lending of its portfolio securities, (b) through the purchase of debt securities, loan participations and/or engaging in direct corporate loans in accordance with its investment objectives and policies, (c) to the extent the entry into a repurchase agreement is deemed to be a loan, or (d) to affiliated investment companies to the extent permitted by the 1940 Act or any exemptions therefrom that may be granted by the SEC.

     7. Issue securities senior to the Fund's presently authorized shares of beneficial interest except that this restriction shall not be deemed to prohibit a Fund from (a) making any permitted borrowings, loans, mortgages or pledges, (b) entering into options, futures contracts, forward contracts, repurchase transactions, or reverse repurchase transactions, or
     (c) making short sales of securities to the extent permitted by the 1940 Act and any rule or order thereunder.

     An additional fundamental policy is that the Tax Exempt Bond Fund will not invest in interests in oil, gas or other mineral exploration or development programs.

     For purposes of these investment restrictions, the Tax Exempt Bond and Tax Free Money Market Funds will consider as a separate issuer each: governmental subdivision (i.e., state, territory, possession of the United States or any political subdivision of any of the foregoing, including agencies, authorities, instrumentalities, or similar entities, or of the District of Columbia) if its assets and revenues are separate from those of the government body creating it and the security is backed by its own assets and revenues; the non-governmental user of an industrial development bond, if the security is backed only by the assets and revenues of a non-governmental user. The guarantee of a governmental or some other entity is considered a separate security issued by the guarantor as well as the other issuer for Investment Restrictions, industrial development bonds and governmental issued securities. The issuer of all other municipal obligations will be determined by the money manager on the basis of the characteristics of the obligation, the most significant being the source of the funds for the payment of principal and interest.

Each Fund is also subject to the following non-fundamental investment restriction (one that can be changed by the Trustees without shareholder approval). Unless otherwise noted, this restriction applies on a Fund-by-Fund basis at the time an investment is being made.

No Fund may borrow money for purposes of leveraging or investment.

INVESTMENT POLICIES.

Fund Investment Securities

     The following tables illustrate the investments that the Funds primarily invest in or are permitted to invest in:

                        Diversified   Equity   Quantitative  International  Diversified  Multistrategy  Real Estate  Select  Select
  Type of Portfolio       Equity      Income     Equity       Securities       Bond          Bond        Securities  Growth  Value
      Security             Fund        Fund       Fund           Fund          Fund          Fund          Fund       Fund    Fund
  -----------------     -----------   ------   ------------  -------------  -----------  -------------  -----------  ------  ------
-----------------------------------------------------------------------------------------------------------------------------------
Common stocks ..........     X          X           X              X                                        X          X        X
-----------------------------------------------------------------------------------------------------------------------------------
Common stock
 equivalents
-----------------------------------------------------------------------------------------------------------------------------------
 (warrants) ............     X          X           X              X                                        X          X        X
-----------------------------------------------------------------------------------------------------------------------------------
 (options) .............     X          X           X              X                                        X          X        X
-----------------------------------------------------------------------------------------------------------------------------------
 (convertible debt
 securities) ...........     X          X           X              X            X             X             X          X        X
-----------------------------------------------------------------------------------------------------------------------------------
 (depository receipts) .     X          X           X                                                                  X        X
-----------------------------------------------------------------------------------------------------------------------------------
Preferred stocks .......     X          X           X              X            X             X             X          X        X
-----------------------------------------------------------------------------------------------------------------------------------
Equity derivative
 securities ............     X          X           X              X                                        X          X        X
-----------------------------------------------------------------------------------------------------------------------------------
Debt securities (below
 investment grade or
 junk bonds) ...........                                                                      X
-----------------------------------------------------------------------------------------------------------------------------------
US government
 securities ............     X          X           X              X            X             X             X          X        X
-----------------------------------------------------------------------------------------------------------------------------------
Municipal obligations ..                                                        X             X
-----------------------------------------------------------------------------------------------------------------------------------
Investment company
 Securities ............     X          X           X              X            X             X             X          X        X
-----------------------------------------------------------------------------------------------------------------------------------
Foreign securities .....     X          X           X              X            X             X             X          X        X
-----------------------------------------------------------------------------------------------------------------------------------

                                                       Tax-                                             US         Tax
                                            Tax-     Managed             Tax       Short            Government    Free
                              Emerging    Managed     Mid &    Special   Exempt    Term     Money     Money      Money
    Type of Portfolio          Markets   Large Cap  Small Cap   Growth   Bond      Bond    Market     Market     Market
       Securities               Fund       Fund       Fund       Fund    Fund      Fund     Fund      Fund        Fund
    -----------------         --------   ---------  ---------  -------   ------    -----   ------   ----------   ------
-----------------------------------------------------------------------------------------------------------------------
Common stocks ................    X          X         X          X
-----------------------------------------------------------------------------------------------------------------------
Common stock equivalents
-----------------------------------------------------------------------------------------------------------------------
 (warrants) ..................    X          X         X          X
-----------------------------------------------------------------------------------------------------------------------
 (options) ...................    X          X         X          X
-----------------------------------------------------------------------------------------------------------------------
 (convertible debt
 securities)..................    X          X         X          X                  X
-----------------------------------------------------------------------------------------------------------------------
 (depository receipts) .......    X          X         X          X
-----------------------------------------------------------------------------------------------------------------------
Preferred stocks .............    X          X         X          X                  X
-----------------------------------------------------------------------------------------------------------------------
Equity derivative securities .    X          X         X          X
-----------------------------------------------------------------------------------------------------------------------
Debt securities (below
 investment grade or junk
 bonds) ......................    X                                                  X
-----------------------------------------------------------------------------------------------------------------------
US government securities .....    X          X         X          X       X          X        X         X           X
-----------------------------------------------------------------------------------------------------------------------
Municipal obligations ........                                            X          X
-----------------------------------------------------------------------------------------------------------------------
Investment company
 Securities ..................    X          X         X          X       X          X        X         X           X
-----------------------------------------------------------------------------------------------------------------------
Foreign securities ...........    X          X         X          X                  X
-----------------------------------------------------------------------------------------------------------------------

                                                                                                      Fixed       Fixed
     Type of Portfolio          Equity I     Equity II    Equity III     Equity Q    International   Income I   Income III
         Security                 Fund         Fund          Fund          Fund          Fund          Fund       Fund
     -----------------          --------     ---------    ----------     ---------   -------------   --------   ----------
--------------------------------------------------------------------------------------------------------------------------
Common stocks ................     X             X            X             X             X
--------------------------------------------------------------------------------------------------------------------------
Common stock equivalents
--------------------------------------------------------------------------------------------------------------------------
  (warrants) .................     X             X            X             X             X
--------------------------------------------------------------------------------------------------------------------------
  (options) ..................     X             X            X             X             X
--------------------------------------------------------------------------------------------------------------------------
  (convertible debt
    securities) ..............     X             X            X             X             X             X           X
--------------------------------------------------------------------------------------------------------------------------
  (depository receipts) ......     X             X            X             X
--------------------------------------------------------------------------------------------------------------------------
Preferred stocks .............     X             X            X             X             X             X           X
--------------------------------------------------------------------------------------------------------------------------
Equity derivative securities..     X             X            X             X
--------------------------------------------------------------------------------------------------------------------------
Debt securities (below
  investment grade or junk
  bonds) .....................                                                                                      X
--------------------------------------------------------------------------------------------------------------------------
US government securities .....     X             X            X             X             X             X           X
--------------------------------------------------------------------------------------------------------------------------
Municipal obligations ........                                                                          X           X
--------------------------------------------------------------------------------------------------------------------------
Investment company
  Securities .................     X             X            X             X             X             X           X
--------------------------------------------------------------------------------------------------------------------------
Foreign securities ...........     X             X            X             X             X             X           X
--------------------------------------------------------------------------------------------------------------------------


Other Investment Practices

     The Funds use investment techniques commonly used by other mutual funds. The table below summarizes the principal investment practices of the Funds, each of which may involve certain special risks. The Glossary located at the back of the Statement of Additional Information describes each of the investment techniques identified below.

                            Diversified  Equity  Quantitative
    Type of Portfolio         Equity     Income     Equity     International  Diversified  Multistrategy  Select   Select
        Security               Fund       Fund      Fund         Securities       Bond         Bond       Growth    Value
    -----------------       -----------  ------  ------------  -------------  -----------  -------------  -------  -------
--------------------------------------------------------------------------------------------------------------------------
Cash reserves ..............    X          X          X             X             X             X            X        X
--------------------------------------------------------------------------------------------------------------------------
Repurchase agreements(1) ...                                        X             X             X
--------------------------------------------------------------------------------------------------------------------------
When-issued and forward
commitment securities ......                                        X             X             X
--------------------------------------------------------------------------------------------------------------------------
Reverse repurchase
agreements .................                                        X             X             X
--------------------------------------------------------------------------------------------------------------------------
Lending portfolio
securities not to exceed
33 1/3% of total Fund
assets .....................    X          X          X             X             X             X            X        X
--------------------------------------------------------------------------------------------------------------------------
Illiquid securities
(limited to 15% of a
Fund's net assets) .........    X          X          X             X             X             X            X        X
--------------------------------------------------------------------------------------------------------------------------
Forward currency
contracts(2) ...............                                        X             X             X
--------------------------------------------------------------------------------------------------------------------------
Write (sell) call and put
options on  securities,
securities indexes and
foreign currencies(3) ......    X          X          X             X             X             X            X        X
--------------------------------------------------------------------------------------------------------------------------
Purchase options on
securities, securities
indexes, and currencies(3)..    X          X          X             X             X             X            X        X
--------------------------------------------------------------------------------------------------------------------------
Interest rate futures
contracts, stock index
futures contracts,
foreign currency
contracts and options on
futures(4) .................    X          X           X            X            X            X           X           X
--------------------------------------------------------------------------------------------------------------------------
Liquidity portfolios .......    X          X           X            X                                     X           X
--------------------------------------------------------------------------------------------------------------------------

------------------------
(1) Under the 1940 Act, repurchase agreements are considered to be loans by a Fund and must be fully collateralized by collateral assets. If the seller defaults on its obligations to repurchase the underlying security, a Fund may experience delay or difficulty in exercising its rights to realize upon the security, may incur a loss if the value of the security declines and may incur disposition costs in liquidating the security.
(2) Each of the International Securities, Diversified Bond and Multistrategy Bond Funds may not invest more than one-third of its assets in these contracts.
(3) A Fund will only engage in options where the options are traded on a national securities exchange or in an over-the-counter market. A Fund may invest up to 5% of its net assets, represented by the premium paid, in call and put options. A Fund may write a call or put option to the extent that the aggregate value of all securities or other assets used to cover all such outstanding options does not exceed 25% of the value of its net assets.

(4) A Fund does not enter into any futures contracts or related options if the sum of initial margin deposits on futures contracts, related options (including options on securities, securities indexes and currencies) and premiums paid for any such related options would exceed 5% of its total assets. A Fund does not purchase futures contracts or related options if, as a result, more than one-third of its total assets would be so invested.

------------------------------------------------------------------------------------------------------------------------------------
                                                                   Tax-                                            US         Tax
                                  Real                  Tax-     Managed              Tax     Short            Government     Free
                                 Estate   Emerging    Managed     Mid &    Special   Exempt   Term    Money       Money      Money
    Type of Portfolio          Securities  Markets   Large Cap  Small Cap  Growth     Bond    Bond    Market     Market      Market
       Securities                 Fund      Fund       Fund       Fund      Fund      Fund    Fund     Fund       Fund        Fund
    -----------------          ---------- ---------  ---------  ---------  -------   ------   -----   ------   ----------    ------
------------------------------------------------------------------------------------------------------------------------------------
Cash reserves ...............      X          X          X          X         X        X        X
------------------------------------------------------------------------------------------------------------------------------------
Repurchase agreements(1) ....      X          X                                        X        X       X           X
------------------------------------------------------------------------------------------------------------------------------------
When-issued and forward
 commitment securities ......      X          X                                        X        X       X           X           X
------------------------------------------------------------------------------------------------------------------------------------
Reverse repurchase
 agreements .................      X          X                                        X        X       X           X           X
------------------------------------------------------------------------------------------------------------------------------------
Lending portfolio securities
 not to exceed 33 1/3%
 of total Fund assets .......      X          X          X          X         X                 X       X           X
------------------------------------------------------------------------------------------------------------------------------------
Illiquid securities (limited
 to 15% of a Fund's net
 assets) ....................      X          X          X          X         X        X        X
------------------------------------------------------------------------------------------------------------------------------------
Illiquid securities (limited
 to 10% of a Fund's net
 assets) ....................                                                                           X           X           X
------------------------------------------------------------------------------------------------------------------------------------
Forward currency
 contracts(2) ...............                 X                                                 X
------------------------------------------------------------------------------------------------------------------------------------
Write (sell) call and put
 options on securities,
 securities indexes and
 foreign currencies(3) ......      X          X          X          X         X                 X
------------------------------------------------------------------------------------------------------------------------------------
Purchase options on
 securities, securities
 indexes, and currencies(3)..      X          X          X          X         X                 X
------------------------------------------------------------------------------------------------------------------------------------
Interest rate futures
 contracts, stock index
 futures contracts, foreign
 currency contracts and
 options on futures(4) ......      X          X                               X        X        X
------------------------------------------------------------------------------------------------------------------------------------
Credit and liquidity
 enhancements ...............                                                          X                                        X
------------------------------------------------------------------------------------------------------------------------------------
Liquidity portfolio .........      X          X          X          X         X
------------------------------------------------------------------------------------------------------------------------------------

--------------------------
(1) Under the 1940 Act, repurchase agreements are considered to be loans by a Fund and must be fully collateralized by collateral assets. If the seller defaults on its obligations to repurchase the underlying security, a Fund may experience delay or difficulty in exercising its rights to realize upon the security, may incur a loss if the value of the security declines and may incur disposition costs in liquidating the security.
(2) Each of the Emerging Markets and Short Term Bond Funds may not invest more than one-third of its assets in these contracts.
(3) A Fund will only engage in options where the options are traded on a national securities exchange or in an over-the-counter market. A Fund may invest up to 5% of its net assets, represented by the premium paid, in call and put options. A Fund may write a call or put option to the extent that the aggregate value of all securities or other assets used to cover all such outstanding options does not exceed 25% of the value of its net assets.
(4) A Fund does not enter into any futures contracts or related options if the sum of initial margin deposits on futures contracts, related options (including options on securities, securities indexes and currencies) and premiums paid for any such related options would exceed 5% of its total assets. A Fund does not purchase futures contracts or related options if, as a result, more than one-third of its total assets would be so invested.

---------------------------------------------------------------------------------------------------------------------------
                                                                                                    Fixed        Fixed
    Type of Portfolio         Equity I     Equity II    Equity III     Equity Q    International  Income I     Income III
        Security               Fund          Fund          Fund          Fund           Fund        Fund          Fund
    -----------------         --------     ---------    ----------     --------    -------------  --------     ----------
---------------------------------------------------------------------------------------------------------------------------
Cash reserves                   |X|           |X|          |X|           |X|           |X|           |X|          |X|
---------------------------------------------------------------------------------------------------------------------------
Repurchase agreements(1)                                                               |X|           |X|          |X|
---------------------------------------------------------------------------------------------------------------------------
When-issued and forward
  commitment securities                                                                |X|           |X|          |X|
---------------------------------------------------------------------------------------------------------------------------
Reverse repurchase
  agreements                                                                           |X|           |X|          |X|
---------------------------------------------------------------------------------------------------------------------------
Lending portfolio
  securities not to exceed
  33 1/3% of total Fund assets  |X|           |X|          |X|           |X|           |X|           |X|          |X|
---------------------------------------------------------------------------------------------------------------------------
Illiquid securities
  (limited to 15% of a Fund's
  net assets)                   |X|           |X|          |X|           |X|           |X|           |X|          |X|
---------------------------------------------------------------------------------------------------------------------------
Forward currency
  contracts(2)                                                                         |X|           |X|          |X|
---------------------------------------------------------------------------------------------------------------------------
Write (sell) call and put
  options on securities,
  securities indexes and
  foreign currencies(3)         |X|           |X|          |X|           |X|           |X|           |X|          |X|
---------------------------------------------------------------------------------------------------------------------------
Purchase options on
  securities, securities
  indexes, and
  currencies(3)                 |X|           |X|          |X|           |X|           |X|           |X|          |X|
---------------------------------------------------------------------------------------------------------------------------
Interest rate futures
  contracts, stock index
  futures contracts,
  foreign currency contracts
  and options on futures(4)     |X|           |X|          |X|           |X|           |X|           |X|          |X|
---------------------------------------------------------------------------------------------------------------------------
Liquidity portfolio             |X|           |X|          |X|           |X|           |X|           |X|          |X|
---------------------------------------------------------------------------------------------------------------------------

------------------------
(1) Under the 1940 Act, repurchase agreements are considered to be loans by a Fund and must be fully collateralized by collateral assets. If the seller defaults on its obligations to repurchase the underlying security, a Fund may experience delay or difficulty in exercising its rights to realize upon the security, may incur a loss if the value of the security declines and may incur disposition costs in liquidating the security.

(2) Each of the International, Fixed Income I and Fixed Income III Funds may not invest more than one-third of its assets in these contracts.

(3) A Fund will only engage in options where the options are traded on a national securities exchange or in an over-the-counter market. A Fund may invest up to 5% of its net assets, represented by the premium paid, in call and put options. A Fund may write a call or put option to the extent that the aggregate value of all securities or other assets used to cover all such outstanding options does not exceed 25% of the value of its net assets. Only the Fixed Income III Fund currently intends to write or purchase options on foreign currency.

(4) A Fund does not enter into any futures contracts or related options if the sum of initial margin deposits on futures contracts, related options (including options on securities, securities indexes and currencies) and premiums paid for any such related options would exceed 5% of its total assets. A Fund does not purchase futures contracts or related options if, as a result, more than one-third of its total assets would be so invested.

         CASH RESERVES. Each Fund (except the Money Market, U.S. Government
         -------------
Money Market and Tax Free Money Market Funds), and its money managers, may elect to invest the Fund's cash reserves in one or more of FRIC's money market funds. Those money market funds seek to maximize current income to the extent consistent with the preservation of capital and liquidity, and the maintenance of a stable $1.00 per share net asset value by investing solely in short-term money market instruments. The Funds will use this procedure only so long as doing so does not adversely affect the portfolio management and operations of the money market funds and FRIC's other Funds. Those money market funds, and the Funds investing in them, treat such investments as the purchase and redemption of the money market funds' Shares. Any Fund investing in a money market fund pursuant to this procedure participates equally on a pro rata basis in all income, capital gains, and net assets of the money market fund, and will have all rights and obligations of a shareholder as provided in FRIC's Master Trust Agreement, including voting rights. However, Shares of a money market fund issued to other Funds will be voted by the Trustees in the same proportion as the Shares of the money market fund that are held by shareholders that are not Funds. Funds investing in a money market fund effectively do not pay an advisory or administrative fee to a money market fund and thus do not pay duplicative advisory or administrative fees, as FRIMCo waives a portion of its advisory or administrative fees due from those Funds in an amount that offsets the advisory or administrative fees it receives from the applicable money market fund in respect of those investments.

     LIQUIDITY PORTFOLIO. A Fund at times has to sell portfolio securities in
     -------------------
order to meet redemption requests. The selling of securities may affect a Fund's performance since the money manager sells the securities for other than investment reasons. A Fund can avoid selling its portfolio securities by holding adequate levels of cash to meet anticipated redemption requests.

     The holding of significant amounts of cash is contrary to the investment objectives of the Equity I, Equity II, Equity III, Equity Q, Tax-Managed Large Cap, Tax-Managed Mid & Small Cap, International, Diversified Equity, Special Growth, Equity Income, Quantitative Equity, Select Growth, Select Value, Emerging Markets and International Securities Funds. The more cash these Funds hold, the more difficult it is for their returns to meet or surpass their respective benchmarks. FRIMCo will exercise investment discretion or select a money manager to exercise investment discretion for approximately 5-15% of those Funds' assets assigned to a "Liquidity Portfolio.

     A Liquidity Portfolio addresses this potential detriment by having FRIMCo or a money manager selected for this purpose create a temporary equity exposure for cash reserves by purchasing index futures contracts, index options and/or index swaps in amounts that expose the Liquidity Portfolio to the performance of the relevant index. This will enable the Funds to hold cash while receiving a return on the cash which is similar to that of equity securities.

     MONEY MARKET INSTRUMENTS. The Money Market, US Government Money Market and
     ------------------------
Tax Free Money Market Funds expect to maintain, but do not guarantee, a net asset value of $1.00 per share for purposes of purchases and redemptions by valuing their Fund Shares at "amortized cost." The Money Market Funds will maintain a dollar-weighted average maturity of 90 days or less. Each of the Funds will invest in securities maturing within 397 days or less at the time of the trade date or such other date upon which a Fund's interest in a security is subject to market action. Each money market fund will follow procedures reasonably designed to assure that the prices so determined approximate the current market value of the Funds' securities. The procedures also address such matters as diversification and credit quality of the securities the Funds purchase, and were designed to ensure compliance by the Funds with the requirements of Rule 2a-7 of the 1940 Act. For additional information concerning these Funds, refer to the respective Prospectuses.

     RUSSELL 1000(R) INDEX. The Russell 1000(R) Index consists of the 1,000
     ---------------------
largest US companies by capitalization. The Index does not include cross corporate holdings in a company's capitalization. For example, when IBM owned approximately 20% of Intel, only 80% of the total shares outstanding of Intel were used to determine Intel's capitalization. Also not included in the Index are closed-end investment companies, companies that do not file a Form 10-K report with the SEC, foreign securities and American Depository Receipts.

     The Index's composition is changed annually to reflect changes in market capitalization and share balances outstanding. These changes are expected to represent less than 1% of the total market capitalization of the Index. Changes for mergers and acquisitions are made when trading ceases in the acquirer's shares. The 1,001st largest US company by capitalization is then added to the Index to replace the acquired stock.

     Frank Russell Company chooses the stocks to be included in the Index solely on a statistical basis and it is not an indication that Frank Russell Company or FRIMCo believes that the particular security is an attractive investment.

     CERTAIN INVESTMENTS.

     REPURCHASE AGREEMENTS. A Fund may enter into repurchase agreements with the
     ---------------------
seller -- a bank or securities dealer -- who agrees to repurchase the securities at the Fund's cost plus interest within a specified time (normally one day). The securities purchased by a Fund have a total value in excess of the value of the repurchase agreement and are held by the Custodian until repurchased. Repurchase agreements assist a Fund in being invested fully while retaining "overnight" flexibility in pursuit of investments of a longer-term nature. The Funds will limit repurchase transactions to those member banks of the Federal Reserve System and primary dealers in US government securities whose creditworthiness is continually monitored and found satisfactory by the Funds' money managers.

     REVERSE REPURCHASE AGREEMENTS. A Fund may enter into reverse repurchase
     -----------------------------
agreements to meet redemption requests where the liquidation of portfolio securities is deemed by the Fund's money manager to be inconvenient or disadvantageous. A reverse repurchase agreement is a transaction whereby a Fund transfers possession of a portfolio security to a bank or broker-dealer in return for a percentage of the portfolio securities' market value. The Fund retains record ownership of the security involved including the right to receive interest and principal payments. At an agreed upon future date, the Fund repurchases the security by paying an agreed upon purchase price plus interest. Liquid assets of a Fund equal in value to the repurchase price, including any accrued interest, will be segregated on the Fund's records while a reverse repurchase agreement is in effect.

     HIGH RISK BONDS. The Funds, other than the Emerging Markets, Fixed Income
     ---------------
III, Short Term Bond, and Multistrategy Bond Funds, invest their assets only in securities rated BBB- or higher by S&P or Baa3 or higher by Moody's, or in unrated securities judged by the money managers to be of a lesser credit quality than those designations. Securities rated BBB- by S&P or Baa3 by Moody's are the lowest ratings which are considered "investment grade," although Moody's considers securities rated Baa3, and S&P considers bonds rated BBB-, to have some speculative characteristics. The Funds, other than the Emerging Markets, Fixed Income III, Short Term Bond, and Multistrategy Bond Funds, will dispose of, in a prudent and orderly fashion, securities whose ratings drop below these minimum ratings. The market value of debt securities generally varies inversely in relation to interest rates.

     The Emerging Markets, Fixed Income III, Short Term Bond, and Multistrategy Bond Funds will invest in "investment grade" securities and may invest up to 5% of its total assets (in the case of the Emerging Markets Fund), 10% of its total assets (in the case of the Short Term Bond Fund), and 25% of its total assets (in the case of the Fixed Income III and Multistrategy Bond Funds) in debt securities rated less than BBB- by S&P or Baa3 by Moody's, or in unrated securities judged by the money managers of the Funds to be of comparable quality. Lower rated debt securities generally offer a higher yield than that available from higher grade issues. However, lower rated debt securities involve higher risks, because they are especially subject to adverse changes in general economic conditions and in the industries in which the issuers are engaged, to changes in the financial condition of the issuers and to price fluctuation in response to changes in interest rates. During periods of economic downturn or rising interest rates, highly leveraged issuers may experience financial stress which could adversely affect their ability to make payments of principal and interest and increase the possibility of default. In addition, the market for lower rated debt securities has expanded rapidly in recent years, and its growth has paralleled a long economic expansion. The market for lower rated debt securities is generally thinner and less active than that for higher quality securities, which would limit the Funds' ability to sell such securities at fair value in response to changes in the economy or the financial markets. While such debt may have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposure to adverse conditions. The money managers of the Fixed Income III, Multistrategy Bond, Short Term Bond, and Emerging Markets Funds will seek to reduce the risks associated with investing in such securities by limiting the Funds' holdings in such securities and by the depth of their own credit analysis.

     Securities rated BBB- by S&P or Baa3 by Moody's may involve greater risks than securities in higher rating categories. Securities receiving S&P's BBB-rating are regarded as having adequate capacity to pay interest and repay principal. Such securities typically exhibit adequate investor protections but adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rating categories. For further description of the various rating categories, see "Ratings of Debt Instruments."

     Securities possessing Moody's Baa3 rating are considered medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security is judged adequate for the present, but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such securities lack outstanding investment characteristics and in fact may have speculative characteristics as well.

     RISK FACTORS. The growth of the market for lower rated debt securities has paralleled a long period of economic expansion. Lower rated debt securities may be more susceptible to real or perceived adverse economic and competitive industry conditions than investment grade securities. The prices of low rated debt securities have been found to be less sensitive to interest rate changes than investment grade securities, but more sensitive to economic downturns, individual corporate developments, and price fluctuations in response to changing interest rates. A projection of an economic downturn or of a period of rising interest rates, for example, could cause a sharper decline in the prices of low rated debt securities because the advent of a recession could lessen the ability of a highly leveraged company to make principal and interest payments on its debt securities. If the issuer of low rated debt securities defaults, a Fund may incur additional expenses to seek financial recovery.

     In addition, the markets in which low rated debt securities are traded are generally thinner, more limited and less active than those for higher rated securities. The existence of limited markets for particular securities may diminish a Fund's ability to sell the securities at fair value either to meet redemption requests or to respond to changes in the economy or in the financial markets and could adversely affect and cause fluctuations in the daily net asset value of the Fund's Shares.

     Adverse publicity and investor perceptions, whether or not based on fundamental analysis, may decrease the values and liquidity of low rated debt securities, especially in a thinly traded market. Analysis of the creditworthiness of issuers of low rated securities may be more complex than for issuers of other investment grade securities, and the ability of a Fund to achieve its investment objectives may be more dependent on credit analysis than would be the case if the Fund was investing only in investment grade securities.

     The money managers of the Funds may use ratings to assist in investment decisions. Ratings of debt securities represent a rating agency's opinion regarding their quality and are not a guarantee of quality. Rating agencies attempt to evaluate the safety of principal and interest payments and do not evaluate the risks of fluctuations in market value. Also, rating agencies may fail to make timely changes in credit ratings in response to subsequent events, so that an issuer's current financial condition may be better or worse than a rating indicates.

     ILLIQUID SECURITIES. The Funds will not purchase or otherwise acquire any
     -------------------
security if, as a result, more than 15% of a Fund's net assets (taken at current value) would be invested in securities, including repurchase agreements of more than seven days' duration, that are illiquid by virtue of the absence of a readily available market or because of legal or contractual restrictions on resale. In addition, the Funds will not invest more than 10% of their respective net assets (taken at current value) in securities of issuers which may not be sold to the public without registration under the Securities Act of 1933, as amended (the "1933 Act"). These policies do not include (1) commercial paper issued under Section 4(2) of the 1933 Act, or (2) restricted securities eligible for resale to qualified institutional purchasers pursuant to Rule 144A under the 1933 Act that are determined to be liquid by the money managers in accordance with Board approved guidelines. These guidelines adopted by the Board for the determination of liquidity of securities take into account trading activity for such securities and the availability of reliable pricing information, among other factors. If there is a lack of trading interest in a particular Rule 144A security, a Fund's holding of that security may be illiquid. There may be undesirable delays in selling illiquid securities at prices representing their fair value.

     The expenses of registration of restricted securities that are illiquid (excluding securities that may be resold by the Funds pursuant to Rule 144A, as explained in the respective Prospectuses) may be negotiated at the time such securities are purchased by a Fund. When registration is required, a considerable period may elapse between a decision to sell the securities and the time the sale would be permitted. Thus, a Fund may not be able to obtain as favorable a price as that prevailing at the time of the decision to sell. A Fund also may acquire, through private placements, securities having contractual resale restrictions, which might lower the amount realizable upon the sale of such securities.

     FORWARD COMMITMENTS. A Fund may contract to purchase securities for a fixed
     -------------------
price at a future date beyond customary settlement time (a "forward commitment" or "when-issued" transaction) so long as such transactions are consistent with the Fund's ability to manage its investment portfolio and meet redemption requests. A Fund may dispose of a forward commitment or when-issued transaction prior to settlement if it is appropriate to do so and realize short-term profits or losses upon such sale. When effecting such transactions, liquid assets of the Fund in a dollar amount sufficient to make payment for the portfolio securities to be purchased will be segregated on the Fund's records at the trade date and maintained until the transaction is settled. Forward commitments and when-issued transactions involve a risk of loss if the value of the security to be purchased declines prior to the settlement date or the other party to the transaction fails to complete the transaction.

     Additionally, under certain circumstances, the International, International Securities and Emerging Markets Funds may occasionally engage in "free trade" transactions in which delivery of securities sold by the Fund is made prior to the Fund's receipt of cash payment therefor or the Fund's payment of cash for portfolio securities occurs prior to the Fund's receipt of those securities. "Free trade" transactions involve the risk of loss to a Fund if the other party to the "free trade" transaction fails to complete the transaction after a Fund has tendered cash payment or securities, as the case may be.

     LENDING PORTFOLIO SECURITIES. Cash collateral received by a Fund when it
     ----------------------------
lends its portfolio securities is invested in high-quality short-term debt instruments, short-term bank collective investment and money market mutual funds (including funds advised by the Custodian, for which it may receive an asset-based fee), and other investments meeting certain quality and maturity established by the Funds. Income generated from the investment of the cash collateral is first used to pay the rebate interest cost to the borrower of the securities then to pay for lending transaction costs, and then the remainder is divided between the Fund and the lending agent.

     Each Fund will retain most rights of beneficial ownership, including dividends, interest or other distributions on the loaned securities. Voting rights may pass with the lending. A Fund will call loans to vote proxies if a material issue affecting the investment is to be voted upon.

     FRIC may incur costs or possible losses in excess of the interest and fees received in connection with securities lending transactions. Some securities purchased with cash collateral are subject to market fluctuations while a loan is outstanding. To the extent that the value of the cash collateral as invested is insufficient to return the full amount of the collateral plus rebate interest to the borrower upon termination of the loan, a Fund must immediately pay the amount of the shortfall to the borrower.

     Options And Futures. The Funds, other than the Money Market, US Government
     -------------------
Money Market and Tax Free Money Market Funds, may purchase and sell (write) both call and put options on securities, securities indexes, and foreign currencies, and enter into interest rate, foreign currency and index futures contracts and purchase and sell options on such futures contracts for hedging purposes. If other types of options, futures contracts, or options on futures contracts are traded in the future, the Funds may also use those instruments, provided that FRIC's Board determines that their use is consistent with the Funds' investment objectives, and provided that their use is consistent with restrictions applicable to options and futures contracts currently eligible for use by the Funds (i.e., that written call or put options will be "covered" or "secured" and that futures and options on futures contracts will be used only for hedging purposes).

     Options On Securities And Indexes. Each Fund, except as noted above, may
     ---------------------------------
purchase and write both call and put options on securities and securities indexes in standardized contracts traded on foreign or national securities exchanges, boards of trade, or similar entities, or quoted on NASDAQ or on a regulated foreign or national over-the-counter market, and agreements, sometimes called cash puts, which may accompany the purchase of a new issue of bonds from a dealer. The Funds intend to treat options in respect of specific securities that are not traded on a national securities exchange and the securities underlying covered call options as not readily marketable and therefore subject to the limitations on the Funds' ability to hold illiquid securities. The Funds intend to purchase and write call and put options on specific securities.

     Exchange listed options are issued by a regulated intermediary, such as the Options Clearing Corporation ("OCC"), which guarantees the performance of the obligations of the parties to such options. This discussion uses the OCC as an example but is also applicable to other financial intermediaries. With certain exceptions, OCC issued and exchange listed options generally settle by physical delivery of the underlying security or currency, although cash settlements may sometimes be available. Index options and Eurodollar instruments are cash settled for the net amount, if any, by which the option is "in the money" (i.e. where the value of the underlying instruments exceeds, in the case of a call option, or is less than, in the case of a put option, the exercise price of the option) at the time the option is exercised. Frequently, rather than taking or making delivery of the underlying instrument through the process of exercising the option, listed options are closed by entering into offsetting purchase or sale transactions that do not result in ownership of the new option.

     A Fund's ability to close out its position as a purchaser or seller of an OCC or exchange listed put or call option is dependent, in part, upon the liquidity of the option market. If one or more exchanges decide to discontinue the trading of options (or a particular class or series of options), the relevant market for that option on that exchange would cease to exist, although outstanding options on that exchange would generally continue to be exercisable in accordance with their terms.

     Over-the-counter options ("OTC Options") are purchased from or sold to securities dealers, financial institutions or other parties ("Counterparties") through a direct bilateral agreement with the Counterparty. In contrast to exchange listed options, which generally have standardized terms and performance mechanics, all the terms of an OTC Option, including such terms as method of settlement, term, exercise price, premium, guarantees and security, are set by negotiation of the parties.

     Unless the parties provide for it, there is no central clearing or guaranty function in an OTC Option. As a result, if the Counterparty fails to make or take delivery of the security, currency or other instrument underlying an OTC Option it has entered into with a Fund or fails to make a cash settlement payment due in accordance with the terms of that option, the Fund will lose any premium paid for the option and any anticipated benefits of the transaction. Accordingly, FRIMCo or the money manager must assess the creditworthiness of each such Counterparty or any guarantor or credit enhancement of the Counterparty's credit to determine the likelihood that the terms of the OTC Option will be satisfied. A Fund will engage in OTC Option transactions only with U.S. Government securities dealers recognized by the Federal Reserve Bank of New York as "primary dealers" or broker/dealers, domestic or foreign banks or other financial institutions that have received (or the guarantors or the obligations of which have received) a short term credit rating of A-1 from S&P or P-1 from Moody's or an equivalent rating from any nationally recognized statistical rating organization or, in the case of OTC currency transactions, determined to be of equivalent credit by FRIMCo the money manager for the Fund.

     An option on a security (or securities index) is a contract that gives the purchaser of the option, in return for a premium, the right (but not the obligation) to buy from (in the case of a call) or sell to (in the case of a put) the writer of the option the security underlying the option at a specified exercise price at any time during the option period. The writer of an option on a security has the obligation upon exercise of the option to deliver the underlying security upon payment of the exercise price or to pay the exercise price upon delivery of the underlying security. Upon exercise, the writer of an option on an index is obligated to pay the difference between the cash value of the index and the exercise price multiplied by the specified multiplier (established by the exchange upon which the stock index is traded) for the index option. (An index is designed to reflect specified facets of a particular financial or securities market, a specified group of financial instruments or securities, or certain economic indicators.) Options on securities indexes are similar to options on specific securities except that settlement is in cash and gains and losses depend on price movements in the stock market generally (or in a particular industry or segment of the market), rather than price movements in the specific security.

     A Fund may purchase a call option on securities to protect against substantial increases in prices of securities the Fund intends to purchase pending its ability or desire to purchase such securities in an orderly manner. A Fund may purchase a put option on securities to protect holdings in an underlying or related security against a substantial decline in market value. Securities are considered related if their price movements generally correlate to one another.

     A Fund will write call options and put options only if they are "covered." In the case of a call option on a security, the option is "covered" if the Fund owns the security underlying the call or has an absolute and immediate right to acquire that security without additional cash consideration (or, if additional cash consideration is required, liquid assets in such amount are placed in a segregated account by the Custodian) upon conversion or exchange of other securities held by the Fund. For a call option on an index, the option is covered if the Fund maintains with the Custodian liquid assets equal to the contract value. A call option is also covered if the Fund holds a call on the same security or index as the call written where the exercise price of the call held is (1) equal to or less than the exercise price of the call written, or (2) greater than the exercise price of the call written, provided the difference is maintained by the Fund in liquid assets in a segregated account with the Custodian. A put option on a security or an index is "covered" if the Fund maintains liquid assets equal to the exercise price in a segregated account with the Custodian. A put option is also covered if the Fund holds a put on the same security or index as the put written where the exercise price of the put held is
(1) equal to or greater than the exercise price of the put written, or (2) less than the exercise price of the put written, provided the difference is maintained by the Fund in liquid assets in a segregated account with the Custodian.

     If an option written by a Fund expires, the Fund realizes a capital gain equal to the premium received at the time the option was written. If an option purchased by a Fund expires unexercised, the Fund realizes a capital loss (long or short-term depending on whether the Fund's holding period for the option is greater than one year) equal to the premium paid.

     To close out a position when writing covered options, a Fund may make a "closing purchase transaction," which involves purchasing an option on the same security with the same exercise price and expiration date as the option which it previously wrote on the security. To close out a position as a purchaser of an option, a Fund may make a "closing sale transaction," which involves liquidating the Fund's position by selling the option previously purchased. The Fund will realize a profit or loss from a closing purchase or sale transaction depending upon the difference between the amount paid to purchase an option and the amount received from the sale thereof.

     Prior to the earlier of exercise or expiration, an option may be closed out by an offsetting purchase or sale of an option of the same series (type, exchange, underlying security or index, exercise price and expiration). There can be no assurance, however, that a closing purchase or sale transaction can be effected when the Fund desires.

     A Fund will realize a capital gain from a closing transaction on an option it has written if the cost of the closing option is less than the premium received from writing the option, or, if it is more, the Fund will realize a capital loss. If the premium received from a closing sale transaction is more than the premium paid to purchase the option, the Fund will realize a capital gain or, if it is less, the Fund will realize a capital loss. With respect to closing transactions on purchased options, the capital gain or loss realized will be short or long-term depending on the holding period of the option closed out. The principal factors affecting the market value of a put or a call option include supply and demand, interest rates, the current market price of the underlying security or index in relation to the exercise price of the option, the volatility of the underlying security or index, and the time remaining until the expiration date.

     The premium paid for a put or call option purchased by a Fund is an asset of the Fund. The premium received for an option written by a Fund is recorded as a liability. The value of an option purchased or written is marked-to-market daily and is valued at the closing price on the exchange on which it is traded or, if not traded on an exchange or no closing price is available, at the mean between the last bid and asked prices.

     Risks Associated With Options On Securities And Indexes. There are several risks associated with transactions in options on securities and on indexes. For example, there are significant differences between the securities and options markets that could result in an imperfect correlation between these markets, causing a given transaction not to achieve its objectives. A decision as to whether, when and how to use options involves the exercise of skill and judgment, and even a well-conceived transaction may be unsuccessful to some degree because of market behavior or unexpected events.

     If a put or call option purchased by a Fund is not sold when it has remaining value, and if the market price of the underlying security, in the case of a put, remains equal to or greater than the exercise price or, in the case of a call, remains less than or equal to the exercise price, the Fund will lose its entire investment (i.e., the premium paid) on the option. Also, where a put or call option on a particular security is purchased to hedge against price movements in a related security, the price of the put or call option may move more or less than the price of the related security.

     There can be no assurance that a liquid market will exist when a Fund seeks to close out an option position. If a Fund were unable to close out an option that it had purchased on a security, it would have to exercise the option in order to realize any profit or the option may expire worthless. If a Fund were unable to close out a covered call option that it had written on a security, it would not be able to sell the underlying security unless the option expired without exercise.

     As the writer of a covered call option, a Fund forgoes, during the option's life, the opportunity to profit from increases in the market value of the underlying security above the exercise price, but, as long as its obligation as a writer continues, has retained a risk of loss should the price of the underlying security decline. Where a Fund writes a put option, it is exposed during the term of the option to a decline in the price of the underlying security.

     If trading were suspended in an option purchased by a Fund, the Fund would not be able to close out the option. If restrictions on exercise were imposed, the Fund might be unable to exercise an option it has purchased. Except to the extent that a call option on an index written by the Fund is covered by an option on the same index purchased by the Fund, movements in the index may result in a loss to the Fund; however, such losses may be mitigated by changes in the value of the Fund's securities during the period the option was outstanding.

     Options On Foreign Currency. A Fund may buy and sell put and call options
     ---------------------------
on foreign currencies either on exchanges or in the over-the-counter market for the purpose of hedging against changes in future currency exchange rates. Call options convey the right to buy the underlying currency at a price which is expected to be lower than the spot price of the currency at the time the option expires. Put options convey the right to sell the underlying currency at a price which is anticipated to be higher than the spot price of the currency at the time the option expires. Currency options traded on US or other exchanges may be subject to position limits which may limit the ability of a Fund to reduce foreign currency risk using such options. Over-the-counter options differ from traded options in that they are two-party contracts with price and other terms negotiated between buyer and seller, and generally do not have as much market liquidity as exchange-traded options.

     Futures Contracts And Options On Futures Contracts. A Fund may invest in
     --------------------------------------------------
interest rate futures contracts, foreign currency futures contracts, or stock index futures contracts, and options thereon that are traded on a US or foreign exchange or board of trade or over-the-counter, as specified in the Prospectuses. An interest rate, foreign currency or index futures contract provides for the future sale by one party and purchase by another party of a specified quantity of financial instruments (such as GNMA certificates or Treasury bonds) or foreign currency or the cash value of an index at a specified price at a future date. A futures contract on an index (such as the S&P 500) is an agreement between two parties (buyer and seller) to take or make delivery of an amount of cash equal to the difference between the value of the index at the close of the last trading day of the contract and the price at which the index contract was originally written. In the case of futures contracts traded on US exchanges, the exchange itself or an affiliated clearing corporation assumes the opposite side of each transaction (i.e., as buyer or seller). A futures contract may be satisfied or closed out by delivery or purchase, as the case may be, of the financial instrument or by payment of the change in the cash value of the index. Frequently, using futures to effect a particular strategy instead of using the underlying or related security or index will result in lower transaction costs being incurred. Although the value of an index may be a function of the value of certain specified securities, no physical delivery of these securities is made. A public market exists in futures contracts covering several indexes as well as a number of financial instruments and foreign currencies. For example: the S&P 500; the Russell 2000(R); Nikkei 225; CAC-40; FT-SE 100; the NYSE composite; US Treasury bonds; US Treasury notes; GNMA Certificates; three-month US Treasury bills; Eurodollar certificates of deposit; the Australian Dollar; the Canadian Dollar; the British Pound; the German Mark; the Japanese Yen; the French Franc; the Swiss Franc; the Mexican Peso; and certain multinational currencies, such as the European Currency Unit ("ECU"). It is expected that other futures contracts will be developed and traded in the future.

     Each Fund may also purchase and write call and put options on futures contracts. Options on futures contracts possess many of the same characteristics as options on securities and indexes (discussed above). A futures option gives the holder the right, in return for the premium paid, to assume a long position (in the case of a call) or short position (in the case of a put) in a futures contract at a specified exercise price at any time during the period of the option. Upon exercise of a call option, the holder acquires a long position in the futures contract and the writer is assigned the opposite short position. In the case of a put option, the opposite is true. An option on a futures contract may be closed out (before exercise or expiration) by an offsetting purchase or sale of an option on a futures contract of the same series.

     There can be no assurance that a liquid market will exist at a time when a Fund seeks to close out a futures contract or a futures option position. Most futures exchanges and boards of trade limit the amount of fluctuation permitted in futures contract prices during a single day; once the daily limit has been reached on a particular contract, no trades may be made that day at a price beyond that limit. In addition, certain of these instruments are relatively new and without a significant trading history. As a result, there is no assurance that an active secondary market will develop or continue to exist. Lack of a liquid market for any reason may prevent a Fund from liquidating an unfavorable position and the Fund would remain obligated to meet margin requirements until the position is closed.

     A Fund will only enter into futures contracts or options on futures contracts which are standardized and traded on a US or foreign exchange or board of trade, or similar entity, or quoted on an automated quotation system. A Fund will enter into a futures contract only if the contract is "covered" or if the Fund at all times maintains with its custodian liquid assets equal to or greater than the fluctuating value of the contract (less any margin or deposit). A Fund will write a call or put option on a futures contract only if the option is "covered." For a discussion of how to cover a written call or put option, see "Options on Securities and Indexes" above.

     A Fund may enter into contracts and options on futures contracts for "bona fide hedging" purposes, as defined under the rules of the Commodity Futures Trading Commission (the "CFTC"). A Fund may also enter into futures contracts and options on futures contracts for non hedging purposes provided the aggregate initial margin and premiums required to establish these positions will not exceed 5% of the Fund's net assets.

     As long as required by regulatory authorities, each Fund will limit its use of futures contracts and options on futures contracts to hedging transactions. For example, a Fund might use futures contracts to hedge against anticipated changes in interest rates that might adversely affect either the value of the Fund's securities or the price of the securities which the Fund intends to purchase. Additionally, a Fund may use futures contracts to create equity exposure for its cash reserves for liquidity purposes.

     When a purchase or sale of a futures contract is made by a Fund, the Fund is required to deposit with the Custodian (or broker, if legally permitted) a specified amount of cash or US government securities ("initial margin"). The margin required for a futures contract is set by the exchange on which the contract is traded and may be modified during the term of the contract. The initial margin is in the nature of a performance bond or good faith deposit on the futures contract which is returned to the Fund upon termination of the contract, assuming all contractual obligations have been satisfied. Each Fund expects to earn interest income on its initial margin deposits. A futures contract held by a Fund is valued daily at the official settlement price of the exchange on which it is traded. Each day the Fund pays or receives cash, called "variation margin," equal to the daily change in value of the futures contract. This process is known as "marking to market." Variation margin does not represent a borrowing or loan by a Fund, but is instead a settlement between the Fund and the broker of the amount one would owe the other if the futures contract expired. In computing daily net asset value, each Fund will mark-to- market its open futures positions.

     A Fund is also required to deposit and maintain margin with respect to put and call options on futures contracts written by it. Such margin deposits will vary depending on the nature of the underlying futures contract (and the related initial margin requirements), the current market value of the option, and other futures positions held by the Fund.

     Although some futures contracts call for making or taking delivery of the underlying securities, generally these obligations are closed out prior to delivery by offsetting purchases or sales of matching futures contracts (same exchange, underlying security or index, and delivery month). If an offsetting purchase price is less than the original sale price, the Fund realizes a capital gain, or if it is more, the Fund realizes a capital loss. Conversely, if an offsetting sale price is more than the original purchase price, the Fund realizes a capital gain, or if it is less, the Fund realizes a capital loss. The transaction costs must also be included in these calculations.

     Limitations On Use Of Futures And Options On Futures Contracts. A Fund will not enter into a futures contract or futures option contract if, immediately thereafter, the aggregate initial margin deposits relating to such positions plus premiums paid by it for open futures option positions, less the amount by which any such options are "in-the-money," would exceed 5% of the Fund's total assets. A call option is "in-the-money" if the value of the futures contract that is the subject of the option exceeds the exercise price. A put option is "in-the-money" if the exercise price exceeds the value of the futures contract that is the subject of the option.

     When purchasing a futures contract, a Fund will maintain with the Custodian (and mark-to-market on a daily basis) liquid assets that, when added to the amounts deposited with a futures commission merchant as margin, are equal to the market value of the futures contract. Alternatively, the Fund may "cover" its position by purchasing a put option on the same futures contract with a strike price equal to or higher than the price of the contract held by the Fund.

     When selling a futures contract, a Fund will maintain with the Custodian (and mark-to-market on a daily basis) liquid assets that, when added to the amount deposited with a futures commission merchant as margin, are equal to the market value of the instruments underlying the contract. Alternatively, the Fund may "cover" its position by owning the instruments underlying the contract (or, in the case of an index futures contract, a portfolio with a volatility substantially similar to that of the index on which the futures contract is based), or by holding a call option permitting the Fund to purchase the same futures contract at a price no higher than the price of the contract written by the Fund (or at a higher price if the difference is maintained in liquid assets with the Custodian).

     When selling a call option on a futures contract, a Fund will maintain with the Custodian (and mark-to-market on a daily basis) liquid assets that, when added to the amounts deposited with a futures commission merchant as margin, equal the total market value of the futures contract underlying the call option. Alternatively, the Fund may "cover" its position by entering into a long position in the same futures contract at a price no higher than the strike price of the call option, by owning the instruments underlying the futures contract, or by holding a separate call option permitting the Fund to purchase the same futures contract at a price not higher than the strike price of the call option sold by the Fund.

     When selling a put option on a futures contract, a Fund will maintain with the Custodian (and mark-to-market on a daily basis) liquid assets that equal the purchase price of the futures contract, less any margin on deposit. Alternatively, the Fund may "cover" the position either by entering into a short position in the same futures contract, or by owning a separate put option permitting it to sell the same futures contract so long as the strike price of the purchased put option is the same or higher than the strike price of the put option sold by the Fund.

     In order to comply with applicable regulations of the Commodity Futures Trading Commission ("CFTC") pursuant to which the Funds avoid being deemed to be "commodity pools," the Funds are limited in entering into futures contracts and options on futures contracts to positions which constitute "bona fide hedging" positions within the meaning and intent of applicable CFTC rules, and with respect to positions for non-hedging purposes, to positions for which the aggregate initial margins and premiums will not exceed 5% of the net assets of a Fund as determined under the CFTC Rules.

     The requirements for qualification as a regulated investment company also may limit the extent to which a Fund may enter into futures, options on futures contracts or forward contracts. See "Taxation."

     Risks Associated With Futures And Options On Futures Contracts. There are several risks associated with the use of futures and options on futures contracts as hedging techniques. A purchase or sale of a futures contract may result in losses in excess of the amount invested in the futures contract. There can be no guarantee that there will be a correlation between price movements in the hedging vehicle and in the portfolio securities being hedged. In addition, there are significant differences between the securities and futures markets that could result in an imperfect correlation between the markets, causing a given hedge not to achieve its objectives. The degree of imperfection of correlation depends on circumstances such as variations in speculative market demand for futures and options on futures contracts on securities, including technical influences in futures trading and options on futures contracts, and differences between the financial instruments being hedged and the instruments underlying the standard contracts available for trading in such respects as interest rate levels, maturities and creditworthiness of issuers. An incorrect correlation could result in a loss on both the hedged securities in a Fund and the hedging vehicle so that the portfolio return might have been greater had hedging not been attempted. A decision as to whether, when and how to hedge involves the exercise of skill and judgment, and even a well-conceived hedge may be unsuccessful to some degree because of market behavior or unexpected interest rate trends.

     Futures exchanges may limit the amount of fluctuation permitted in certain futures contract prices during a single trading day. The daily limit establishes the maximum amount that the price of a futures contract may vary either up or down from the previous day's settlement price at the end of the current trading session. Once the daily limit has been reached in a futures contract subject to the limit, no more trades may be made on that day at a price beyond that limit. The daily limit governs only price movements during a particular trading day and therefore does not limit potential losses because the limit may work to prevent the liquidation of unfavorable positions. For example, futures prices have occasionally moved to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of positions and subjecting some holders of futures contracts to substantial losses.

     There can be no assurance that a liquid market will exist at a time when a Fund seeks to close out a futures or a futures option position. Most futures exchanges and boards of trade limit the amount of fluctuation permitted in futures contract prices during a single day; once the daily limit has been reached on a particular contract, no trades may be made that day at a price beyond that limit. In addition, certain of these instruments are relatively new and without a significant trading history. As a result, there is no assurance that an active secondary market will develop or continue to exist. Lack of a liquid market for any reason may prevent a Fund from liquidating an unfavorable position and the Fund would remain obligated to meet margin requirements until the position is closed.

     Additional Risks Of Options On Securities, Futures Contracts, Options On Futures Contracts, And Forward Currency Exchange Contract And Options Thereon. Options on securities, futures contracts, options on futures contracts, currencies and options on currencies may be traded on foreign exchanges. Such transactions may not be regulated as effectively as similar transactions in the United States; may not involve a clearing mechanism and related guarantees, and are subject to the risk of governmental actions affecting trading in, or the prices of, foreign securities. The value of such positions also could be adversely affected by (1) other complex foreign, political, legal and economic factors, (2) lesser availability than in the United States of data on which to make trading decisions, (3) delays in a Fund's ability to act upon economic events occurring in foreign markets during non-business hours in the United States, (4) the imposition of different exercise and settlement terms and procedures and margin requirements than in the United States, and (5) lesser trading volume.

     Swap Agreements. The Equity I, Equity II, Equity III, Equity Q,
     ---------------
International, Emerging Markets, Diversified Equity, Special Growth, Equity Income, Quantitative Equity, Tax-Managed Large Cap, Tax-Managed Mid & Small Cap, Select Growth, Select Value and International Securities Funds may enter into index swap agreements as an additional equitization vehicle for cash reserves held by those Funds. Swap agreements are two party contracts entered into primarily by institutional investors for periods ranging from a few weeks to more than one year. In a standard swap transaction, the two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular investments or instruments. The returns to be exchanged between the parties are calculated with respect to a "notional amount" (i.e. a specified dollar amount that is hypothetically invested in a "basket" of securities representing a particular index).

     Under most swap agreements entered into by these Funds, the parties' obligations are determined on a "net basis." Consequently, a Fund's obligations or rights under a swap agreement will generally be equal only to a net amount based on the relative values of the positions held by each party. A Fund's obligations under a swap agreement will be accrued daily (offset against any amounts owing to the Fund) and any accrued but unpaid net amounts owed to a swap counterparty will be covered by segregating cash or other liquid assets to avoid any potential leveraging of a Fund's portfolio. No Fund will enter into a swap agreement with any single party if the net amount owned or to be received ender existing contracts with that party would exceed 5% of that Fund's assets.

     The swap market has grown substantially in recent years with a large number of banks and investment banking firms acting as both principals and agents using standardized swap documentation. As a result, the swap market has become relatively liquid.

     A Fund may not receive the expected amount under a swap agreement if the other party to the agreement defaults or becomes bankrupt. The market for swap agreements is relatively new and is largely unregulated. The Funds will only enter into swap agreements only with counterparties that would be eligible for consideration as repurchase agreement counterparties under the Funds' repurchase agreement guidelines.

     Hedging Strategies. The Equity I, Equity II, Equity III, Equity Q,
     ------------------
International, Emerging Markets, Diversified Equity, Special Growth, Equity Income, Quantitative Equity, Tax-Managed Large Cap, Tax-Managed Mid & Small Cap, Select Value, Select Growth and International Securities Funds may use stock index futures contracts, exchange traded and over-the-counter options and/or equity index swaps as "equitization" vehicles for cash reserves held by those Funds. For example: equity index futures contracts are purchased to correspond with the cash reserves in each of the Funds. As a result, a Fund will realize gains or losses based on the performance of the equity market corresponding to the relevant indexes for which futures contracts have been purchased. Thus, each Fund's cash reserves will always be fully exposed to equity market performance.

     Financial futures contracts may be used by the International, Emerging Markets, Fixed Income I, Fixed Income III, International Securities, Diversified Bond, Short Term Bond, Multistrategy Bond and Tax Exempt Bond Funds as a hedge during or in anticipation of interest rate changes. For example: if interest rates were anticipated to rise, financial futures contracts would be sold (short hedge) which would have an effect similar to selling bonds. Once interest rates increase, fixed-income securities held in a Fund's portfolio would decline, but the futures contract value would decrease, partly offsetting the loss in value of the fixed-income security by enabling the Fund to repurchase the futures contract at a lower price to close out the position.

     The Funds may purchase a put and/or sell a call option on a stock index futures contract instead of selling a futures contract in anticipation of market decline. Purchasing a call and/or selling a put option on a stock index futures contract is used instead of buying a futures contract in anticipation of a market advance, or to temporarily create an equity exposure for cash balances until those balances are invested in equities. Options on financial futures are used in a similar manner in order to hedge portfolio securities against anticipated changes in interest rates.

     When purchasing a futures contract, a Fund will maintain with the Custodian (and mark-to-market on a daily basis) liquid assets that, when added to the amounts deposited with a futures commission merchant as margin, are equal to the market value of the futures contract. Alternatively, a Fund may "cover" its position by purchasing a put option on the same futures contract with a strike price as high or higher than the price of the contract held by the Fund.

     Foreign Currency Futures Contracts. The Funds are also permitted to enter
     ----------------------------------
into foreign currency futures contracts in accordance with their investment objectives and as limited by the procedures outlined above.

     A foreign currency futures contract is a bilateral agreement pursuant to which one party agrees to make, and the other party agrees to accept delivery of a specified type of debt security or currency at a specified price. Although such futures contacts by their terms call for actual delivery or acceptance of debt securities or currency, in most cases the contracts are closed out before the settlement date without the making or taking of delivery.

     The Funds may sell a foreign currency futures contract to hedge against possible variations in the exchange rate of the foreign currency in relation to the US dollar. When a manager anticipates a significant change in a foreign exchange rate while intending to invest in a foreign security, a Fund may purchase a foreign currency futures contract to hedge against a rise in foreign exchange rates pending completion of the anticipated transaction. Such a purchase would serve as a temporary measure to protect the Fund against any rise in the foreign exchange rate which may add additional costs to acquiring the foreign security position. The Funds may also purchase call or put options on foreign currency futures contracts to obtain a fixed foreign exchange rate. The Funds may purchase a call option or write a put option on a foreign exchange futures contract to hedge against a decline in the foreign exchange rates or the value of its foreign securities. The Funds may write a call option on a foreign currency futures contract as a partial hedge against the effects of declining foreign exchange rates on the value of foreign securities.

     Risk Factors. There are certain investment risks in using futures contracts and/or options as a hedging technique. One risk is the imperfect correlation between price movement of the futures contracts or options and the price movement of the portfolio securities, stock index or currency subject of the hedge. The risk increases for the Tax Exempt Bond Fund since financial futures contracts that may be engaged in are on taxable securities rather than tax exempt securities. There is no assurance that the price of taxable securities will move in a similar manner to the price of tax exempt securities. Another risk is that a liquid secondary market may not exist for a futures contract causing a Fund to be unable to close out the futures contract thereby affecting the Fund's hedging strategy.

     In addition, foreign currency options and foreign currency futures involve additional risks. Such transactions may not be regulated as effectively as similar transactions in the United States; may not involve a clearing mechanism and related guarantees; and are subject to the risk of governmental actions affecting trading in, or the prices of, foreign securities. The value of such positions could also be adversely affected by (1) other complex foreign, political, legal and economic factors, (2) lesser availability than in the United States of data on which to make trading decisions, (3) delays in a Fund's ability to act upon economic events occurring in foreign markets during non-business hours in the United States, (4) the imposition of different exercise and settlement terms and procedures and margin requirements than in the United States, and (5) lesser trading volume.

     Forward Foreign Currency Exchange Transactions ("Forward Currency
     -----------------------------------------------------------------
Contracts"). The Funds may engage in forward currency contracts to hedge against
-----------
uncertainty in the level of future exchange rates. The Funds will conduct their forward foreign currency exchange transactions either on a spot (i.e. cash) basis at the rate prevailing in the currency exchange market, or through entering into forward currency exchange contracts ("forward contract") to purchase or sell currency at a future date. A forward contract involves an obligation to purchase or sell a specific currency. For example, to exchange a certain amount of US dollars for a certain amount of Japanese Yen--at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. Forward currency contracts are (a) traded in an interbank market conducted directly between currency traders (typically, commercial banks or other financial institutions) and their customers, (b) generally have no deposit requirements and (c) are consummated without payment of any commissions. A Fund may, however, enter into forward currency contracts containing either or both deposit requirements and commissions. In order to assure that a Fund's forward currency contracts are not used to achieve investment leverage, the Fund will segregate liquid assets in an amount at all times equal to or exceeding the Fund's commitments with respect to these contracts. The Funds may engage in a forward contract that involves transacting in a currency whose changes in value are considered to be linked (a proxy) to a currency or currencies in which some or all of the Funds' portfolio securities are or are expected to be denominated. A Fund's dealings in forward contracts will be limited to hedging involving either specific transactions or portfolio positions. Transaction hedging is the purchase or sale of foreign currency with respect to specific receivables or payables of the Funds generally accruing in connection with the purchase or sale of their portfolio securities. Position hedging is the sale of foreign currency with respect to portfolio security positions denominated or quoted in the currency. A Fund may not position hedge with respect to a particular currency to an extent greater than the aggregate market value (at the time of making such sale) of the securities held in its portfolio denominated or quoted in or currency convertible into that particular currency (or another currency or aggregate of currencies which act as a proxy for that currency). The Funds may, however, enter into a position hedging transaction with respect to a currency other than that held in the Funds' portfolios, if such a transaction is deemed a hedge. If a Fund enters into this type of hedging transaction, liquid assets will be placed in a segregated account in an amount equal to the value of the Fund's total assets committed to the consummation of the forward contract. If the value of the securities placed in the segregated account declines, additional liquid assets will be placed in the account so that the value of the account will equal the amount of the Fund's commitment with respect to the contract. Hedging transactions may be made from any foreign currency into US dollars or into other appropriate currencies.

     At or before the maturity of a forward foreign currency contract, a Fund may either sell a portfolio security and make delivery of the currency, or retain the security and offset its contractual obligation to deliver the currency by purchasing a second contract pursuant to which the Fund will obtain, on the same maturity date, the same amount of the currency which it is obligated to deliver. If a Fund retains the portfolio security and engages in an offsetting transaction, the Fund, at the time of execution of the offsetting transaction, will incur a gain or a loss to the extent that movement has occurred in forward currency contract prices. Should forward prices decline during the period between the Fund's entering into a forward contract for the sale of a currency and the date that it enters into an offsetting contract for the purchase of the currency, the Fund will realize a gain to the extent that the price of the currency that it has agreed to sell exceeds the price of the currency that it has agreed to purchase. Should forward prices increase, the Fund will suffer a loss to the extent that the price of the currency it has agreed to purchase exceeds the price of the currency that it has agreed to sell. There can be no assurance that new forward currency contracts or offsets will be available to a Fund.

     Upon maturity of a forward currency contract, the Funds may (a) pay for and receive, or deliver and be paid for, the underlying currency, (b) negotiate with the dealer to roll over the contract into a new forward currency contract with a new future settlement date or (c) negotiate with the dealer to terminate the forward contract by entering into an offset with the currency trader whereby the parties agree to pay for and receive the difference between the exchange rate fixed in the contract and the then current exchange rate. A Fund also may be able to negotiate such an offset prior to maturity of the original forward contract. There can be no assurance that new forward contracts or offsets will always be available to the Funds.

     The cost to a Fund of engaging in currency transactions varies with factors such as the currency involved, the length of the contract period and the market conditions then prevailing. Because transactions in currency exchange are usually conducted on a principal basis, no fees or commissions are involved. The use of forward foreign currency contracts does not eliminate fluctuations in the underlying prices of the securities, but it does establish a rate of exchange that can be achieved in the future. In addition, although forward foreign currency contracts limit the risk of loss due to a decline in the value of the hedged currency, at the same time, they limit any potential gain that might result should the value of the currency increase.

     If a devaluation is generally anticipated, a Fund may be able to contract to sell the currency at a price above the devaluation level that it anticipates. A Fund will not enter into a currency transaction if, as a result, it will fail to qualify as a regulated investment company under the Code, for a given year.

     Forward foreign currency contracts are not regulated by the SEC. They are traded through financial institutions acting as market-makers. In the forward foreign currency market, there are no daily price fluctuation limits, and adverse market movements could therefore continue to an unlimited extent over a period of time. Moreover, a trader of forward contracts could lose amounts substantially in excess of its initial investments, due to the collateral requirements associated with such positions.

     The market for forward currency contracts may be limited with respect to certain currencies. These factors will restrict a Fund's ability to hedge against the risk of devaluation of currencies in which the Fund holds a substantial quantity of securities and are unrelated to the qualitative rating that may be assigned to any particular portfolio security. Where available, the successful use of forward currency contracts draws upon a money manager's special skills and experience with respect to such instruments and usually depends on the money manager's ability to forecast interest rate and currency exchange rate movements correctly. Should interest or exchange rates move in an unexpected manner, a Fund may not achieve the anticipated benefits of forward currency contracts or may realize losses and thus be in a worse position than if such strategies had not been used. Unlike many exchange-traded futures contracts and options on futures contracts, there are no daily price fluctuation limits with respect to forward currency contracts, and adverse market movements could therefore continue to an unlimited extent over a period of time. In addition, the correlation between movements in the prices of such instruments and movements in the price of the securities and currencies hedged or used for cover will not be perfect. In the case of proxy hedging, there is also a risk that the perceived linkage between various currencies may not be present or may not be present during the particular time a Fund is engaged in that strategy.

     A Fund's ability to dispose of its positions in forward currency contracts will depend on the availability of active markets in such instruments. It is impossible to predict the amount of trading interest that may exist in various types of forward currency contracts. Forward currency contracts may be closed out only by the parties entering into an offsetting contract. Therefore, no assurance can be given that the Fund will be able to utilize these instruments effectively for the purposes set forth above.

     Forward foreign currency transactions are subject to the additional risk of governmental actions affecting trading in or the prices of foreign currencies or securities. The value of such positions also could be adversely affected by (1) other complex foreign, political, legal and economic factors, (2) lesser availability than in the United States of data on which to make trading decisions, (3) delays in a Fund's ability to act upon economic events occurring in foreign markets during non-business hours in the United States, (4) the imposition of different exercise and settlement terms and procedures and margin requirements than in the United States, (5) lesser trading volume and (6) that a perceived linkage between various currencies may not persist throughout the duration of the contracts.

     Depository Receipts. A Fund may hold securities of foreign issuers in the
     -------------------
form of American Depository Receipts ("ADRs"), American Depository Shares ("ADSs") and European Depository Receipts ("EDRs"), or other securities convertible into securities of eligible European or Far Eastern issuers. These securities may not necessarily be denominated in the same currency as the securities for which they may be exchanged. ADRs and ADSs typically are issued by an American bank or trust company and evidence ownership of underlying securities issued by a foreign corporation. EDRs, which are sometimes referred to as Continental Depository Receipts ("CDRs"), are issued in Europe typically by foreign banks and trust companies and evidence ownership of either foreign or domestic securities. Generally, ADRs and ADSs in registered form are designed for use in United States securities markets and EDRs in bearer form are designed for use in European securities markets. For purposes of a Fund's investment policies, the Fund's investments in ADRs, ADSs and EDRs will be deemed to be investments in the equity securities representing securities of foreign issuers into which they may be converted.

     ADR facilities may be established as either "unsponsored" or "sponsored." While ADRs issued under these two types of facilities are in some respects similar, there are distinctions between them relating to the rights and obligations of ADR holders and the practices of market participants. A depository may establish an unsponsored facility without participation by (or even necessarily the acquiescence of) the issuer of the deposited securities, although typically the depository requests a letter of non-objection from such issuer prior to the establishment of the facility. Holders of unsponsored ADRs generally bear all the costs of such facilities. The depository usually charges fees upon the deposit and withdrawal of the deposited securities, the conversion of dividends into US dollars, the disposition of non-cash distributions, and the performance of other services. The depository of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the issuer of the deposited securities or to pass through voting rights to ADR holders with respect to the deposited securities. Sponsored ADR facilities are created in generally the same manner as unsponsored facilities, except that the issuer of the deposited securities enters into a deposit agreement with the depository. The deposit agreement sets out the rights and responsibilities of the issuer, the depository and the ADR holders. With sponsored facilities, the issuer of the deposited securities generally will bear some of the costs relating to the facility (such as dividend payment fees of the depository), although ADR holders continue to bear certain other costs (such as deposit and withdrawal fees). Under the terms of most sponsored arrangements, depositories agree to distribute notices of shareholder meetings and voting instructions, and to provide shareholder communications and other information to the ADR holders at the request of the issuer of the deposited securities. The Funds may invest in sponsored and unsponsored ADRs.

     Bank Instruments. The Diversified Bond, Multistrategy Bond, Short Term
     ----------------
Bond, Money Market, Fixed Income I and Fixed Income III Funds may invest in bank instruments, which include European certificates of deposit ("ECDs"), European time deposits ("ETDs") and Yankee Certificates of deposit ("Yankee CDs"). ECDs, ETDs, and Yankee CDs are subject to somewhat different risks from the obligations of domestic banks. ECDs are dollar denominated certificates of deposit issued by foreign branches of US and foreign banks; ETDs are US dollar denominated time deposits in a foreign branch of a US bank or a foreign bank; and Yankee CDs are certificates of deposit issued by a US branch of a foreign bank denominated in US dollars and held in the United States. Different risks may also exist for ECDs, ETDs, and Yankee CDs because the banks issuing these instruments, or their domestic or foreign branches, are not necessarily subject to the same regulatory requirements that apply to domestic banks, such as reserve requirements, loan limitations, examinations, accounting, auditing and recordkeeping, and the public availability of information. These factors will be carefully considered by the money managers when evaluating credit risk in the selection of investments for the Multistrategy Bond Fund.

     Indexed Commercial Paper. Indexed commercial paper is US-dollar denominated
     ------------------------
commercial paper the yield of which is linked to certain foreign exchange rate movements. The yield to the investor on indexed commercial paper is established at maturity as a function of spot exchange rates between the US dollar and a designated currency as of or about that time. The yield to the investor will be within a range stipulated at the time of purchase of the obligation, generally with a guaranteed minimum rate of return that is below, and a potential maximum rate of return that is above, market yields on US-dollar denominated commercial paper, with both the minimum and maximum rates of return on the investment corresponding to the minimum and maximum values of the spot exchange rate two business days prior to maturity. While such commercial paper entails risk of loss of principal, the potential risk for realizing gains as a result of changes in foreign currency exchange rates enables a Fund to hedge (or cross-hedge) against a decline in the US dollar value of investments denominated in foreign currencies while providing an attractive money market rate of return. Currently only the Fixed Income III and Multistrategy Bond Funds intend to invest in indexed commercial paper, and then only for hedging purposes.

     US Government Obligations. The types of US government obligations the Funds
     -------------------------
may purchase include: (1) a variety of US Treasury obligations which differ only in their interest rates, maturities and times of issuance: (a) US Treasury bills at time of issuance have maturities of one year or less, (b) US Treasury notes at time of issuance have maturities of one to ten years and (c) US Treasury bonds at time of issuance generally have maturities of greater than ten years;
(2) obligations issued or guaranteed by US government agencies and instrumentalities and supported by any of the following: (a) the full faith and credit of the US Treasury (such as Government National Mortgage Association participation certificates), (b) the right of the issuer to borrow an amount limited to a specific line of credit from the US Treasury, (c) discretionary authority of the US government agency or instrumentality or (d) the credit of the instrumentality (examples of agencies and instrumentalities are: Federal Land Banks, Farmers Home Administration, Central Bank for Cooperatives, Federal Intermediate Credit Banks, Federal Home Loan Banks and Federal National Mortgage Association). No assurance can be given that the US government will provide financial support to such US government agencies or instrumentalities described in (2)(b), (2)(c) and (2)(d) in the future, other than as set forth above, since it is not obligated to do so by law. Accordingly, such US government obligations may involve risk of loss of principal and interest. The Funds may invest in fixed-rate and floating or variable rate US government obligations. The Funds may purchase US government obligations on a forward commitment basis.

     Variable And Floating Rate Securities. A floating rate security is one
     -------------------------------------
whose terms provide for the automatic adjustment of an interest rate whenever a specified interest rate changes. A variable rate security is one whose terms provide for the automatic establishment of a new interest rate on set dates. The interest rate on floating rate securities is ordinarily tied to and is a percentage of the prime rate of a specified bank or some similar objective standard, such as 90-day US Treasury Bill rate, and may change as often as twice daily. Generally, changes in interest rates on floating rate securities will reduce changes in the securities' market value from the original purchase price resulting in the potential for capital appreciation or capital depreciation being less than for fixed-income obligations with a fixed interest rate.

     The U.S. Government Money Market Fund may purchase variable rate US government obligations which are instruments issued or guaranteed by the US government, or an agency or instrumentality thereof, which have a rate of interest subject to adjustment at regular intervals but no less frequently than annually. Variable rate US government obligations whose interest rates are readjusted no less frequently than annually will be deemed to have a maturity equal to the period remaining until the next readjustment of the interest rate.

     Variable Amount Master Demand Notes. The Money Market Fund may invest in
     -----------------------------------
variable amount master demand notes. Variable amount master demand notes are unsecured obligations redeemable upon notice that permit investment of fluctuating amounts at varying rates of interest pursuant to direct arrangements with the issuer of the instrument. A variable amount master demand note differs from ordinary commercial paper in that (1) it is issued pursuant to a written agreement between the issuer and the holders, (2) its amount may, from time to time, be increased (subject to an agreed maximum) or decreased by the holder of the issue, (3) it is payable on demand, (4) its rate of interest payable varies with an agreed upon formula and (5) it is not typically rated by a rating agency.

     Zero Coupon Securities. Zero coupon securities are notes, bonds and
     ----------------------
debentures that (1) do not pay current interest and are issued at a substantial discount from par value, (2) have been stripped of their unmatured interest coupons and receipts or (3) pay no interest until a stated date one or more years into the future. These securities also include certificates representing interests in such stripped coupons and receipts. Zero coupon securities trade at a discount from their par value and are subject to greater fluctuations of market value in response to changing interest rates.

     Mortgage-Related And Other Asset-Backed Securities. The forms of
     --------------------------------------------------
mortgage-related and other asset-backed securities the Funds may invest in include the securities described below:

     Mortgage Pass-Through Securities. Mortgage pass-through securities are securities representing interests in "pools" of mortgages in which payments of both interest and principal on the securities are generally made monthly. The securities are "pass-through" securities because they provide investors with monthly payments of principal and interest which in effect are a "pass-through" of the monthly payments made by the individual borrowers on the underlying mortgages, net of any fees paid to the issuer or guarantor. The principal governmental issuer of such securities is the Government National Mortgage Association ("GNMA"), which is a wholly owned US government corporation within the Department of Housing and Urban Development. Government-related issuers include the Federal Home Loan Mortgage Corporation ("FHLMC"), a corporate instrumentality of the United States created pursuant to an Act of Congress, and which is owned entirely by the Federal Home Loan Banks, and the Federal National Mortgage Association ("FNMA"), a government sponsored corporation owned entirely by private stockholders. Commercial banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers and other secondary market issuers also create pass-through pools of conventional residential mortgage loans. Such issuers may be the originators of the underlying mortgage loans as well as the guarantors of the mortgage-related securities.

     Collateralized Mortgage Obligations. Collateralized mortgage obligations ("CMOs") are hybrid instruments with characteristics of both mortgage-backed bonds and mortgage pass-through securities. Similar to a bond, interest and pre-paid principal on a CMO are paid, in most cases, monthly. CMOs may be collateralized by whole mortgage loans but are more typically collateralized by portfolios of mortgage passthrough securities guaranteed by GNMA, FHLMC, or FNMA. CMOs are structured into multiple classes (or "tranches"), with each class bearing a different stated maturity.

     Asset-Backed Securities. Asset-backed securities represent undivided fractional interests in pools of instruments, such as consumer loans, and are similar in structure to mortgage-related pass-through securities. Payments of principal and interest are passed through to holders of the securities and are typically supported by some form of credit enhancement, such as a letter of credit, surety bond, limited guarantee by another entity or by priority to certain of the borrower's other securities. The degree of enhancement varies, generally applying only until exhausted and covering only a fraction of the security's par value. If the credit enhancement held by a Fund has been exhausted, and if any required payments of principal and interest are not made with respect to the underlying loans, the Fund may experience loss or delay in receiving payment and a decrease in the value of the security.

     Risk Factors. Prepayment of principal on mortgage or asset-backed securities may expose a Fund to a lower rate of return upon reinvestment of principal. Also, if a security subject to prepayment has been purchased at a premium, in the event of prepayment the value of the premium would be lost. Like other fixed-income securities, the value of mortgage-related securities is affected by fluctuations in interest rates.

     Loan Participations. The Funds may purchase participations in commercial
     -------------------
loans. Such indebtedness may be secured or unsecured. Loan participations typically represent direct participation in a loan to a corporate borrower, and generally are offered by banks or other financial institutions or lending syndicates. In purchasing the loan participations, a Fund assumes the credit risk associated with the corporate buyer and may assume the credit risk associated with the interposed bank or other financial intermediary. The participation may not be rated by a nationally recognized rating service. Further, loan participations may not be readily marketable and may be subject to restrictions on resale. Loan participations are generally illiquid investments and are priced through a nationally recognized pricing service which determines loan prices by surveying available dealer quotations. If the corporate borrower defaults on its obligations, a Fund may end up owning the underlying collateral.

     Municipal Obligations. "Municipal obligations" are debt obligations issued
     ---------------------
by states, territories and possessions of the United States and the District of Columbia and their political subdivisions, agencies and instrumentalities, or multi-state agencies or authorities the interest from which is exempt from federal income tax in the opinion of bond counsel to the issuer. Municipal obligations include debt obligations issued to obtain funds for various public purposes and certain industrial development bonds issued by or on behalf of public authorities. Municipal obligations are classified as general obligation bonds, revenue bonds and notes.

          Municipal Bonds. Municipal bonds generally have maturities of more than one year when issued and have two principal classifications -- General Obligation Bonds and Revenue Bonds.

               GENERAL OBLIGATION BONDS - are secured by the issuer's pledge of its faith, credit and taxing power for the payment of principal and interest.

               REVENUE BONDS - are payable only from the revenues derived from a particular facility or group of facilities or from the proceeds of special excise or other specific revenue service.

               INDUSTRIAL DEVELOPMENT BONDS - are a type of revenue bond and do not generally constitute the pledge of credit of the issuer of such bonds. The payment of the principal and interest on such bonds is dependent on the facility's user to meet its financial obligations and the pledge, if any, of real and personal property financed as security for such payment. Industrial development bonds are issued by or on behalf of public authorities to raise money to finance public and private facilities for business, manufacturing, housing, ports, pollution control, airports, mass transit and other similar type projects.

          Municipal Notes. Municipal notes generally have maturities of one year or less when issued and are used to satisfy short-term capital needs. Municipal notes include:

               TAX ANTICIPATION NOTES - are issued to finance working capital needs of municipalities and are generally issued in anticipation of future tax revenues.

               BOND ANTICIPATION NOTES - are issued in expectation of a municipality issuing a long-term bond in the future. Usually the long-term bonds provide the money for the repayment of the notes.

               REVENUE ANTICIPATION NOTES - are issued in expectation of receipt of other types of revenues such as certain federal revenues.

               CONSTRUCTION LOAN NOTES - are sold to provide construction financing and may be insured by the Federal Housing Administration. After completion of the project, FNMA or GNMA frequently provides permanent financing.

               PRE-REFUNDED MUNICIPAL BONDS - are bonds no longer secured by the credit of the issuing entity, having been escrowed with US Treasury securities as a result of a refinancing by the issuer. The bonds are escrowed for retirement either at original maturity or at an earlier call date.

               TAX FREE COMMERCIAL PAPER - is a promissory obligation issued or guaranteed by a municipal issuer and frequently accompanied by a letter of credit of a commercial bank. It is used by agencies of state and local governments to finance seasonal working capital needs, or as short-term financing in anticipation of long-term financing.

               TAX FREE FLOATING AND VARIABLE RATE DEMAND NOTES - are municipal obligations backed by an obligation of a commercial bank to the issuer thereof which allows the issuer to issue securities with a demand feature, which, when exercised, usually becomes effective within thirty days. The rate of return on the notes is readjusted periodically according to some objective standard such as changes in a commercial bank's prime rate.

               TAX FREE PARTICIPATION CERTIFICATES - are tax free floating, or variable rate demand notes which are issued by a bank, insurance company or other financial institution or affiliated organization that sells a participation in the note. They are usually purchased by the Tax Exempt Bond and Tax Free Money Market Funds to maintain liquidity. The Funds' money managers will continually monitor the pricing, quality and liquidity of the floating and variable rate demand instruments held by the Funds, including the participation certificates.

               A participation certificate gives a Fund an undivided interest in the municipal obligation in the proportion that the Fund's participation interest bears to the total principal amount of the municipal obligation and provides the demand feature described below. Each participation is backed by: an irrevocable letter of credit or guaranty of a bank which may be the bank issuing the participation certificate, a bank issuing a confirming letter of credit to that of the issuing bank, or a bank serving as agent of the issuing bank with respect to the possible repurchase of the certificate of participation; or an insurance policy of an insurance company that the money manager has determined meets the prescribed quality standards for the Fund. The Fund has the right to sell the participation certificate back to the institution and draw on the letter of credit or insurance on demand after thirty days' notice for all or any part of the full principal amount of the Fund's participation interest in the security plus accrued interest. The Funds' money managers intend to exercise the demand feature only (1) upon a default under the terms of the bond documents, (2) as needed to provide liquidity to the Funds in order to make redemptions of Fund Shares, or (3) to maintain the required quality of its investment portfolios.

               The institutions issuing the participation certificates will retain a service and letter of credit fee and a fee for providing the demand feature, in an amount equal to the excess of the interest paid on the instruments over the negotiated yield at which the participations were purchased by a Fund. The total fees generally range from 5% to 15% of the applicable prime rate or other interest rate index. The Fund will attempt to have the issuer of the participation certificate bear the cost of the insurance. The Fund retains the option to purchase insurance if necessary, in which case the cost of insurance will be a capitalized expense of the Fund.

               DEMAND NOTES. The Tax Exempt Bond and Tax Free Money Market Funds may purchase municipal obligations with the right to a "put" or "stand- by commitment." A "put" on a municipal obligation obligates the seller of the put to buy within a specified time and at an agreed upon price a municipal obligation the put is issued with. A stand-by commitment is similar to a put except the seller of the commitment is obligated to purchase the municipal obligation on the same day the Fund exercises the commitment and at a price equal to the amortized cost of the municipal obligation plus accrued interest. The seller of the put or stand-by commitment may be the issuer of the municipal obligation, a bank or broker-dealer.

               The Funds will enter into put and stand-by commitments with institutions such as banks and broker-dealers that the Funds' money managers continually believe satisfy the Funds' credit quality requirements. The ability of the Funds to exercise the put or stand-by commitment may depend on the seller's ability to purchase the securities at the time the put or stand-by commitment is exercised or on certain restrictions in the buy back arrangement. Such restrictions may prohibit the Funds from exercising the put or stand-by commitment except to maintain portfolio flexibility and liquidity. In the event the seller would be unable to honor a put or stand-by commitment for financial reasons, the Funds may, in the opinion of Funds' management, be a general creditor of the seller. There may be certain restrictions in the buy back arrangement which may not obligate the seller to repurchase the securities. (See, "Certain Investments -- Municipal Notes -- Tax Free Participation Certificates.")

               The Tax Exempt Bond and Tax Free Money Market Funds may purchase from issuers floating or variable rate municipal obligations some of which are subject to payment of principal by the issuer on demand by the Funds (usually not more than thirty days' notice). The Funds may also purchase floating or variable rate municipal obligations or participations therein from banks, insurance companies or other financial institutions which are owned by such institutions or affiliated organizations. Each participation is usually backed by an irrevocable letter of credit, or guaranty of a bank or insurance policy of an insurance company.

     Interest Rate Transactions. The Fixed Income III, Short Term Bond and
     --------------------------
Multistrategy Bond Funds may enter into interest rate swaps, on either an asset-based or liability-based basis, depending on whether they are hedging their assets or their liabilities, and will usually enter into interest rate swaps on a net basis, i.e., the two payment streams are netted out, with the Funds receiving or paying, as the case may be, only the net amount of the two payments. When a Fund engages in an interest rate swap, it exchanges its obligations to pay or rights to receive interest payments for the obligations or rights to receive interest payments of another party (i.e., an exchange of floating rate payments for fixed rate payments). The Fund expects to enter into these transactions primarily to preserve a return or spread on a particular investment or portion of their portfolios or to protect against any increase in the price of securities they anticipate purchasing at a later date. Inasmuch as these hedging transactions are entered into for good faith hedging purposes, the money managers and the Funds believe such obligations do not constitute senior securities and, accordingly, will not treat them as being subject to the Funds' borrowing restrictions. The net amount of the excess, if any, of the Funds' obligations over their entitlements with respect to each interest rate swap will be accrued on a daily basis and an amount of cash or liquid high-grade debt securities having an aggregate net asset value at least equal to the accrued excess will be maintained in a segregated account by the Funds' custodian. To the extent that the Funds enter into interest rate swaps on other than a net basis, the amount maintained in a segregated account will be the full amount of the Funds' obligations, if any, with respect to such interest rate swaps, accrued on a daily basis. The Funds will not enter into any interest rate swaps unless the unsecured senior debt or the claims-paying ability of the other party thereto is rated in the highest rating category of at least one nationally recognized rating organization at the time of entering into such transaction. If there is a default by the other party to such a transaction, the Funds will have contractual remedies pursuant to the agreement related to the transaction. The swap market has grown substantially in recent years with a large number of banks and investment banking firms acting both as principals and as agents utilizing standardized swap documentation. As a result, the swap market has become relatively liquid.

     The use of interest rate swaps is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. If a money manager using this technique is incorrect in its forecast of market values, interest rates and other applicable factors, the investment performance of a Fund would diminish compared to what it would have been if this investment technique was not used.

     A Fund may only enter into interest rate swaps to hedge its portfolio. Interest rate swaps do not involve the delivery of securities or other underlying assets or principal. Accordingly, the risk of loss with respect to interest rate swaps is limited to the net amount of interest payments that the Funds are contractually obligated to make. If the other party to an interest rate swap defaults, the Funds' risk of loss consists of the net amount of interest payments that the Funds are contractually entitled to receive. Since interest rate swaps are individually negotiated, the Funds expect to achieve an acceptable degree of correlation between their rights to receive interest on their portfolio securities and their rights and obligations to receive and pay interest pursuant to interest rate swaps.

     Investment In Foreign Securities. The Funds may invest in foreign
     --------------------------------
securities traded on US or foreign exchanges or in the over-the-counter market. Investing in securities issued by foreign governments and corporations involves considerations and possible risks not typically associated with investing in obligations issued by the US government and domestic corporations. Less information may be available about foreign companies than about domestic companies, and foreign companies generally are not subject to the same uniform accounting, auditing and financial reporting standards or to other regulatory practices and requirements comparable to those applicable to domestic companies. The values of foreign investments are affected by changes in currency rates or exchange control regulations, application of foreign tax laws, including withholding taxes, changes in governmental administration or economic or monetary policy (in the United States or abroad) or changed circumstances in dealings between nations. Costs are incurred in connection with conversions between various currencies. In addition, foreign brokerage commissions are generally higher than in the United States, and foreign securities markets may be less liquid, more volatile and less subject to governmental supervision than in the United States. Investments in foreign countries could be affected by other factors not present in the United States, including nationalization, expropriation, confiscatory taxation, lack of uniform accounting and auditing standards and potential difficulties in enforcing contractual obligations and could be subject to extended settlement periods or restrictions affecting the prompt return of capital to the United States.

     Investment In Emerging Markets. Foreign investment may include emerging
     ------------------------------
market debt. Emerging markets consist of countries determined by the money managers of the Fund to have developing or emerging economies and markets. These countries generally include every country in the world except the United States, Canada, Japan, Australia and most countries located in Western Europe. The Funds may invest in the following types of emerging market debt -- bonds; notes and debentures of emerging market governments; debt and other fixed-income securities issued or guaranteed by emerging market government agencies, instrumentalities or central banks; and other fixed-income securities issued or guaranteed by banks or other companies in emerging markets which the money managers believe are suitable investments for the Funds. The risks associated with investing in foreign securities are often heightened for investments in developing or emerging markets. Investments in emerging or developing markets involve exposure to economic structures that are generally less diverse and mature, and to political systems which can be expected to have less stability, than those of more developed countries. Moreover, the economies of individual emerging market countries may differ favorably or unfavorably from the US economy in such respects as the rate of growth in gross domestic product, the rate of inflation, capital reinvestment, resource self-sufficiency and balance of payments position. Because the Funds' foreign securities will generally be denominated in foreign currencies, the value of such securities to the Funds will be affected by changes in currency exchange rates and in exchange control regulations. A change in the value of a foreign currency against the US dollar will result in a corresponding change in the US dollar value of the Funds' foreign securities. In addition, some emerging market countries may have fixed or managed currencies which are not free-floating against the US dollar. Further, certain emerging market countries' currencies may not be internationally traded. Certain of these currencies have experienced a steady devaluation relative to the US dollar. Many emerging market countries have experienced substantial, and in some periods extremely high, rates of inflation for many years. Inflation and rapid fluctuations in inflation rates have had, and may continue to have, negative effects on the economies and securities markets of certain emerging market countries.

     Foreign Government Securities. Foreign government securities which the
     -----------------------------
Funds may invest in generally consist of obligations issued or backed by the national, state or provincial government or similar political subdivisions or central banks in foreign countries. Foreign government securities also include debt obligations of supranational entities, which include international organizations designated or backed by governmental entities to promote economic reconstruction or development, international banking institutions and related government agencies. These securities also include debt securities of "quasi-government agencies" and debt securities denominated in multinational currency units of an issuer.

         Other Debt Securities. Multistrategy Bond and Fixed Income III Funds
         ---------------------
may invest in debt securities issued by supranational organizations such as:

               The World Bank -- An international bank which was chartered to finance development projects in developing member countries.

               The European Community -- An organization which consists of certain European states engaged in cooperative economic activities.

               The European Coal and Steel Community -- An economic union of various European nations' steel and coal industries.

               The Asian Development Bank -- An international development bank established to lend funds, promote investment and provide technical assistance to member nations in the Asian and Pacific regions.

         Multistrategy Bond and Fixed Income III Funds may also invest in debt securities denominated in the ECU, which is a "basket" consisting of specific amounts of currency of member states of the European Economic Community. The Counsel of Ministers of the European Economic Community may adjust specific amounts of currency comprising the ECU to reflect changes in the relative values of the underlying currencies. The money managers investing in these securities do not believe that such adjustments will adversely affect holders of ECU-denominated obligations or the marketability of the securities.

         Brady Bonds. The Fixed Income III, Multistrategy Bond, International
         -----------
Securities Funds may invest in Brady Bonds, the products of the "Brady Plan," under which bonds are issued in exchange for cash and certain of a country's outstanding commercial bank loans. The Brady Plan offers relief to debtor countries that have effected substantial economic reforms. Specifically, debt reduction and structural reform are the main criteria countries must satisfy in order to obtain Brady Plan status. Brady Bonds may be collateralized or uncollateralized, are issued in various currencies (primarily US-dollar) and are actively traded on the over-the-counter market. Brady Bonds have been issued only recently and accordingly they do not have a long payment history.

         Credit And Liquidity Enhancements. The Money Market Funds may invest in
         ---------------------------------
securities supported by credit and liquidity enhancements from third parties, generally letters of credit from foreign or domestic banks. Adverse changes in the credit quality of these institutions could cause losses to Money Market Funds that invest in these securities and may affect their share price.

                                      TAXES

         Distributions
         -------------

         Distributions of Net Investment Income. The Funds receive income generally in the form of dividends and interest on their investments. This income, less expenses incurred in the operation of a Fund, constitutes its net investment income from which dividends may be paid to you. Any distributions by a Fund from such income will be taxable to you as ordinary income, whether you take them in cash or in additional Shares.

         Distributions of Capital Gains. The Funds may derive capital gains and losses in connection with sales or other dispositions of their portfolio securities. Distributions derived from the excess of net short-term capital gain over net long-term capital loss will be taxable to you as ordinary income. Distributions paid from long-term capital gains realized by a Fund will be taxable to you as long-term capital gain, regardless of how long you have held your Shares in the Fund. Any net short-term or long-term capital gains realized by a Fund (net of any capital loss carryovers) generally will be distributed once each year, and may be distributed more frequently, if necessary, in order to reduce or eliminate federal excise or income taxes on a Fund.

         Information on the Tax Character of Distributions. Each Fund will inform you of the amount and character of your distributions at the time they are paid, and will advise you of the tax status for federal income tax purposes of such distributions shortly after the close of each calendar year. If you have not held a Fund's Shares for a full year, you may have designated and distributed to you as ordinary income or capital gain a percentage of income and/or capital gains that is not equal to the actual amount of such income and/or capital gains earned during the period of your investment in a Fund.

         Taxes
         -----

         Election to be Taxed as a Regulated Investment Company. Each Fund has elected to be treated as a regulated investment company under Subchapter M of the Internal Revenue Code (the "Code"), has qualified as such for its most recent fiscal year, and intends to so qualify during the current fiscal year. As a regulated investment company, a Fund generally pays no federal income tax on the income and gains it distributes to you. The Board reserves the right not to maintain the qualification of a Fund as a regulated investment company if it determines such course of action to be beneficial to you. In such case, a Fund will be subject to federal, and possibly state, corporate taxes on its taxable income and gains, and distributions to you will be taxed as ordinary income or capital gains to the extent of a Fund's available earnings and profits.

         Excise Tax Distribution Requirements. The Code requires a Fund to distribute at least 98% of its taxable ordinary income earned during the calendar year and 98% of its net capital gain income earned during the twelve month period ending October 31 (in addition to undistributed amounts from the prior year) to you by December 31 of each year in order to avoid federal excise taxes. Each Fund intends to declare and pay sufficient dividends in December (or in January that are treated by you as received in December) but does not guarantee and can give no assurances that its distributions will be sufficient to eliminate all such taxes.

         Redemption of Fund Shares. Redemptions and exchanges of a Fund's Shares are taxable transactions for federal and state income tax purposes that cause you to recognize a gain or loss. If you hold your Shares as a capital asset, the gain or loss that you realize will be capital gain or loss. Any loss incurred on the redemption or exchange of Shares held for six months or less will be treated as a long-term capital loss to the extent of any long-term capital gains distributed to you by a Fund on those Shares.

         Beginning after the year 2005 (2000 for certain shareholders), gain on the sale or redemption of Shares held more than five years may be subject to a reduced rate of tax.

         All or a portion of any loss that you realize upon the redemption of your Fund Shares will be disallowed to the extent that you purchase other Shares in such Fund (through reinvestment of dividends or otherwise) within 30 days before or after your share redemption. Any loss disallowed under these rules will be added to your tax basis in the new Shares you purchase.

         US Government Obligations. Many states grant tax-free status to dividends paid to you from interest earned on direct obligations of the US government, subject in some states to minimum investment requirements that must be met by a Fund. Investments in GNMA/FNMA securities, bankers' acceptances, commercial paper and repurchase agreements collateralized by US government securities do not generally qualify for tax-free treatment. The rules on exclusion of this income are different for corporations.

         Dividends-Received Deduction For Corporations. Distributions from Diversified Equity, Equity Income, Quantitative Equity, Real Estate Securities, Special Growth, Tax-Managed Large Cap, Tax-Managed Mid & Small Cap, Equity I, Equity II, Equity III and Equity Q Funds may qualify in part for the 70% dividends-received deduction for corporations. The portion of the dividends so qualified depends on the aggregate taxable qualifying dividend income received by such Funds from domestic (US) sources. The Fund will send to shareholders statements each year advising the amount of the dividend income which qualifies for such treatment. All dividends, including those which qualify for the dividends-received deduction, must be included in your alternative minimum taxable income calculation.

         Effect of Foreign Investments on Distributions. Most foreign exchange gains realized on the sale of debt instruments are treated as ordinary income by Funds which invest in foreign securities. Similarly, foreign exchange losses realized by such Funds on the sale of debt instruments are generally treated as ordinary income losses. These gains when distributed will be taxable to you as ordinary dividends, and any losses will reduce such Fund's ordinary income otherwise available for distribution to you. This treatment could increase or reduce such Fund's ordinary income distributions to you, and may cause some or all of such Fund's previously distributed income to be classified as a return of capital.

         The Funds may be subject to foreign withholding taxes on income from certain of their foreign securities. If more than 50% of a Fund's total assets at the end of the fiscal year are invested in securities of foreign corporations, such Fund may elect to pass-through to you your pro rata share of foreign taxes paid by the Fund. If this election is made, the year-end statement you receive from the Fund will show more taxable income than was actually distributed to you. However, you will be entitled to either deduct your share of such taxes in computing your taxable income or claim a foreign tax credit for such taxes against your US federal income tax. Each of these Funds will provide you with the information necessary to complete your individual income tax return if such election is made.

         If a Fund invests in an entity that is classified as a "passive foreign investment company" (a "PFIC") for federal income tax purposes, the application of certain provisions of the Code (applying to PFICs) could result in the imposition of certain federal income taxes to the Fund. Under the Code, a Fund can elect to mark-to-market their PFIC holdings in lieu of paying taxes on gains or distributions therefrom. In addition, Emerging Markets Fund may invest up to 10% of its total assets in the stock of foreign investment companies that may be treated as PFICs under the Code. Certain other foreign corporations, not operated as investment companies, may nevertheless satisfy the PFIC definition. A portion of the income and gains that the Fund derives may be subject to a nondeductible federal income tax at the Fund level, whether or not the corresponding income is distributed to you. In this case, you would not be permitted to claim a credit on your own tax return for the tax paid by the Fund. In some cases, Emerging Markets Fund may be able to avoid this tax by electing to be taxed currently on its share of the PFIC's income, whether or not such income is actually distributed by the PFIC. The Emerging Markets Fund will endeavor to limit its exposure to the PFIC tax by investing in PFICs only where the election to be taxed currently will be made. Because it is not always possible to identify a foreign issuer as a PFIC in advance of making the investment, the Fund may incur the PFIC tax in some instances. Investment income received from sources within foreign countries may be subject to foreign income taxes withheld at the source. The US has entered into tax treaties with many foreign countries which may entitle a Fund to a reduced rate on such taxes or exemption from taxes on such income. It is impossible to determine the effective rate of foreign tax for a Fund in advance since the amount of assets invested within various countries is not known.

         Exempt Interest Dividends. The Tax Exempt Bond Fund and Tax Free Money Market Fund do not intend to purchase any municipal obligations required, in the opinion of bond counsel, to be treated as a preference item by shareholders when determining their alternative minimum tax liability. Exempt income paid by the Funds is includable in the tax base for determining the extent to which a shareholder's Social Security or railroad retirement benefits will be subject to federal income tax. The Code also provides that interest on indebtedness incurred, or continued, to purchase or carry Tax Exempt Bond Fund and Tax Free Money Market Fund Shares, is not deductible; and that persons who are "substantial users" (or persons related thereto) of facilities financed by private activity bonds may not be able to treat the dividends paid by either Fund as tax free. Such persons should consult their tax advisers before purchasing Shares of the Tax Exempt Bond Fund or Tax Free Money Market Fund.

         Investment in Complex Securities. The Funds may invest in complex securities. Such investments may be subject to numerous special and complicated tax rules. These rules could affect whether gains and losses recognized by a Fund are treated as ordinary income or capital gain and/or accelerate the recognition of income to a Fund or defer a Fund's ability to recognize losses. In turn, these rules may affect the amount, timing or character of the income distributed to you by a Fund.

         At October 31, 2001, certain of the Funds had net tax basis capital loss carryforwards which may be applied against any realized net taxable gains of each succeeding year until their respective expiration dates, whichever occurs first. Available capital loss carryforwards and expiration dates are as follows:

-------------------------------------------------------------------------------------------------------------------------------
       Fund         10/31/02   10/31/03    10/31/04     10/31/05    10/31/06    10/31/07    10/31/08    10/31/09      TOTAL
-------------------------------------------------------------------------------------------------------------------------------
Equity I               --         --          --           --          --          --          --      132,776,510 132,776,510
-------------------------------------------------------------------------------------------------------------------------------
Equity II              --         --          --           --          --          --          --       22,280,399  22,280,399
-------------------------------------------------------------------------------------------------------------------------------
Equity III             --         --          --           --          --          --        9,290,945     --        9,290,945
-------------------------------------------------------------------------------------------------------------------------------
Equity Q               --         --          --           --          --          --          --      104,770,466 104,770,466
-------------------------------------------------------------------------------------------------------------------------------
Tax-Managed Large      --         --          --           --          655,350     716,803  15,494,001  40,037,533  56,903,687
Cap
-------------------------------------------------------------------------------------------------------------------------------
Tax-Managed Mid &      --         --          --           --          --          --        6,468,429  17,757,128  24,225,557
Small Cap
-------------------------------------------------------------------------------------------------------------------------------
International          --         --          --           --          --          --          --      158,167,831 158,167,831
-------------------------------------------------------------------------------------------------------------------------------
Emerging Markets       --       2,887,175     348,806      --       56,335,865  30,325,300   6,163,374  63,634,607 159,695,127
-------------------------------------------------------------------------------------------------------------------------------
Fixed Income I         --         --          --           --          --          --          --          --          --
-------------------------------------------------------------------------------------------------------------------------------
Short Term Bond     5,004,287   2,834,049   1,947,924      574,853      51,911   3,481,990   2,691,693     --       16,586,707
-------------------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------------
Fixed Income III       --         --          --           --          --        1,303,422   7,309,954               8,613,376
-------------------------------------------------------------------------------------------------------------------------------
Money Market           --          41,009         814      --            3,246      12,599     106,731      35,378     199,777
-------------------------------------------------------------------------------------------------------------------------------
Diversified Equity     --         --          --           --          --          --          --      176,093,570 176,093,570
-------------------------------------------------------------------------------------------------------------------------------
Special Growth         --         --          --           --          --          --          --       14,602,506  14,602,506
-------------------------------------------------------------------------------------------------------------------------------
Equity Income          --         --          --           --          --          --       11,599,781     565,159  12,164,940
-------------------------------------------------------------------------------------------------------------------------------
Quantitative           --         --          --           --          --          --          --      110,262,910 110,262,910
Equity
-------------------------------------------------------------------------------------------------------------------------------
International          --         --          --           --          --          --          --      127,067,317 127,067,317
Securities
-------------------------------------------------------------------------------------------------------------------------------
Real Estate            --         --          --           --          --       15,587,051  10,165,234     --       25,752,285
Securities
-------------------------------------------------------------------------------------------------------------------------------
Diversified Bond       --         --          --           --          --          --          549,836     --          549,836
-------------------------------------------------------------------------------------------------------------------------------
Multistrategy Bond     --         --          --           --          --        6,014,949   8,733,024     --       14,747,973
-------------------------------------------------------------------------------------------------------------------------------
Tax Exempt Bond        --          63,833      15,075      --          141,152     399,028   1,845,627     --        2,464,715
-------------------------------------------------------------------------------------------------------------------------------
Tax Free Money         --         --          --           --          --          --           68,310      63,186     131,496
Market
-------------------------------------------------------------------------------------------------------------------------------
U.S. Gov't. Money       1,309       4,913       3,331        1,570         762       1,782       8,484       7,587      29,738
Market
-------------------------------------------------------------------------------------------------------------------------------
Select Value           --         --          --           --          --          --          --        4,577,864   4,577,864
-------------------------------------------------------------------------------------------------------------------------------
Select Growth          --         --          --           --          --          --          --       15,489,408  15,489,408
-------------------------------------------------------------------------------------------------------------------------------

     Redemptions in Kind. Each Fund has committed itself to pay in cash (by check) all requests for redemption by any shareholder of record, limited in amount, however, during any 90-day period to the lesser of $250,000 or 1% of the value of the Fund's net assets at the beginning of the 90-day period. This commitment is irrevocable without the prior approval of the U.S. Securities and Exchange Commission. In the case of redemption requests in excess of these amounts FRIC's Board reserves the right to make payments in whole or in part in securities or other assets of a Fund, in case of an emergency, or if the payment of such a redemption in cash would be detrimental to the existing shareholders of the Fund. In these circumstances, the securities distributed would be valued at the price used to compute the Fund's net assets and you may incur brokerage fees in converting the securities to cash. The Funds do not intend to redeem illiquid securities in kind. If this happens, however, you may not be able to recover your investment in a timely manner.

                            MONEY MANAGER INFORMATION

                             DIVERSIFIED EQUITY FUND

     Alliance Capital Management L.P. is a limited partnership the majority ownership interests in which are held by its affiliates. Alliance Capital Management Holding L.P., a publicly traded partnership, owns approximately 30% of the units representing limited partnership interests in Alliance Capital Management L.P. AXA Financial, Inc. owns approximately 2% of the outstanding units of Alliance Capital Management Holding L.P. and approximately 52% of the outstanding units of Alliance Capital Management L.P., representing an approximate 53% economic interest in Alliance Capital Management L.P. AXA Financial, Inc. is a wholly-owned subsidiary of AXA, a publicly traded financial services organization. AXA Financial, Inc.'s indirect wholly-owned subsidiary, Alliance Capital Management Corporation, is the general partner of Alliance Capital Management L.P. and Alliance Capital Management Holding L.P.

     Barclays Global Investors is a wholly-owned subsidiary of Barclays Global Investors, N.A.

     Jacobs Levy Equity Management, Inc. is owned by Bruce Jacobs and Kenneth Levy.

     Marsico Capital Management Company, LLC is owned 100% by Bank of America, N.A. which in turn is a wholly owned subsidiary of Bank of America Corporation, a publicly traded corporation.

     MFS Institutional Advisors, Inc. is a subsidiary of Massachusetts Financial Services Company and is an indirect wholly owned subsidiary of Sun Life Assurance Company of Canada, which is owned by Sun Life Financial Services of Canada, Inc., a publicly traded company.

     Peachtree Asset Management is a division of Smith Barney Fund Management LLC. Smith Barney Fund Management LLC is 100% owned by Salomon Smith Barney Holdings, Inc. which is a wholly owned subsidiary of Citigroup Inc.

     Strong Capital Management, Inc. is a corporation controlled by Richard S. Strong.

     Suffolk Capital Management, LLC, is a wholly-owned subsidiary of Ohio National Financial Services, Inc. Ohio National Financial Services, Inc. is wholly-owned by Ohio National Mutual Holdings, Inc. which, in turn, is wholly-owned by the policyholders of The Ohio National Life Insurance Company.

     Turner Investment Partners, Inc. is a corporation controlled by Robert E. Turner.

     Westpeak Global Advisors, L.P. ("Westpeak") is a limited partnership that is a subsidiary of CDC IXIS Asset Management North America, L.P., Boston, Massachusetts, which itself is a subsidiary of CDC IXIS Asset Management, Paris, France ("CDC IXIS AM"). CDC IXIS AM is part of the Caisse des Depots et Consignations Group, Paris, France.

                            QUANTITATIVE EQUITY FUND

     Barclays Global Investors. See: Diversified Equity Fund.

     Franklin Portfolio Associates LLC is a Massachusetts limited liability company owned by Mellon Financial Corporation.

     J.P. Morgan Investment Management Inc. is a wholly owned subsidiary of J.P. Morgan Chase & Co., a publicly held bank holding company.

     Jacobs Levy Equity Management, Inc. See: Diversified Equity Fund.

                           TAX-MANAGED LARGE CAP FUND

     J.P. Morgan Investment Management Inc. See: Quantitative Equity Fund.

                               SPECIAL GROWTH FUND

     CapitalWorks Investment Partners, LLC is a liability company controlled by its members who include John D. Wylie, Jack C. Marshall, Mark J. Correnti and Donovan T. Garcia.

     David J. Greene and Company, LLC, is a limited liability company controlled by Michael C. Greene and Alan I. Greene.

     Delphi Management, Inc. is 100% owned by Scott Black.

     GlobeFlex Capital, L.P. is a California limited partnership. Its general partners are Robert J. Anslow, Jr. and Marina L. Marrelli.

     Jacobs Levy Equity Management, Inc. See: Diversified Equity Fund.

     Sirach Capital Management, Inc. is a wholly-owned subsidiary of Old Mutual PLC, a publicly traded corporation.

     Suffolk Capital Management, LLC See: Diversified Equity Fund.

     TimesSquare Capital Management, Inc. is a wholly-owned, indirect subsidiary of CIGNA Corporation, a publicly traded corporation.

     Westpeak Global Advisors, L.P. See: Diversified Equity Fund.

                        TAX-MANAGED MID & SMALL CAP FUND

     Geewax, Terker & Company is a general partnership with its general partners, John J. Geewax and Bruce E Terker, each owning 50% of the firm.

                               SELECT GROWTH FUND

     CapitalWorks Investment Partners, LLC See: Special Growth Fund.

     Fuller & Thaler Asset Management, Inc. is controlled by Russell J. Fuller.

     Strong Capital Management, Inc. See: Diversified Equity Fund.

     TCW Investment Management Company is a wholly-owned subsidiary of The TCW Group, Inc. The TCW Group, Inc. is majority owned by Societe Generale Asset Management, S.A., a wholly-owned subsidiary of Societe Generale, S.A., a publicly traded organization.

     Turner Investment Partners, Inc. See: Diversified Equity Fund.

                                SELECT VALUE FUND

     Iridian Asset Management LLC is majority owned by current employees. In addition, Arnhold & S. Bleichroeder, Inc. maintains a 27.5% minority ownership interest.

     MFS Institutional Advisors, Inc. See: Diversified Equity Fund.

     Systematic Financial Management, L.P. is owned 55% by Affiliated Managers Group, Inc., which is a publicly traded corporation. The remaining 45% is employee owned.

                               EQUITY INCOME FUND

     Barclays Global Investors. See: Diversified Equity Fund.

     Iridian Asset Management LLC. See: Select Value Fund.

     Westpeak Global Advisors, L.P. See: Diversified Equity Fund.

                           REAL ESTATE SECURITIES FUND

      AEW Management and Advisors, L.P. is a limited partnership that is a wholly-owned subsidiary of AEW Capital Management, L.P., which in turn is a wholly-owned subsidiary of CDC IXIS Asset Management North America, L.P. ("CDCAM NA") CDCAM NA is a wholly-owned subsidiary of CDC Asset Management, a French company ("CDCAM"). CDCAM is majority-owned by CDC Finance and indirectly owned, through CDC Finance, Caisse Nationale des Caisses D'Epargne and CNP Assurances, by Caisse des Depots et Consignations ("CDC"). CDC is wholly-owned by the French Government.

     Cohen & Steers Capital Management, Inc. is a corporation whose two principals, Robert H. Steers and Martin Cohen, control the corporation within the meaning of the 1940 Act.

     Security Capital Research & Management Incorporated is an indirect, wholly-owned subsidiary of Security Capital, a publicly traded corporation.

                          INTERNATIONAL SECURITIES FUND

     Alliance Capital Management L.P. See: Diversified Equity Fund.

     Capital International, Inc., is 100% owned by Capital Group International, Inc., which in turn, is 100% owned by Capital Group Companies, Inc. Capital Group Companies, Inc. is 100% owned by a group of approximately 300 professionals and recent retirees.

     Delaware International Advisers Limited is an indirect, wholly-owned subsidiary of Lincoln National Corporation, a publicly traded company.

     Driehaus Capital Management, Inc. is controlled and wholly-owned by Richard
H. Driehaus.

     Fidelity Management & Research Company is a wholly-owned subsidiary of FMR Corp. Members of the Edward C. Johnson 3rd family are predominant owners of a class of shares of common stock representing approximately 49% of the voting power of FMR Corp.

     J.P. Morgan Investment Management Inc. See: Quantitative Equity Fund.

     Marvin & Palmer Associates, Inc. is controlled and majority owned by David
F. Marvin and Stanley Palmer.

     Mastholm Asset Management, LLC is a Washington limited liability company that is controlled by the following members: Douglas R. Allen, Thomas M. Garr, Robert L. Gernstetter, Joseph P. Jordan, Arthur M. Tyson and Theordore J. Tyson.

     Oechsle International Advisors, LLC is a Delaware limited liability company that is controlled by its member manager, Oechsle Group, LLC, a Delaware limited liability company. Oechsle Group, LLC is controlled by the following members: S. Dewey Keesler, Stephen P. Langer, L. Sean Roche and Warren R. Walker.

     The Boston Company Asset Management, LLC is a wholly owned, indirect subsidiary of Mellon Financial Corporation, a publicly held corporation.

                              EMERGING MARKETS FUND

     Alliance Capital Management L.P. See: Diversified Equity Fund.

     Foreign & Colonial Emerging Markets Limited is a London based specialist fund manager within the F&C Group. The F&C Group is the wholly-owned investment management division of Eureko BV, a consortium of European Community insurance companies, which is majority owned by Achmea Association of The Netherlands, a trust organized under Dutch law.

     Genesis Asset Managers Limited is a limited liability company organized under the laws of Guernsey, the Channel Islands. Genesis Asset Managers Limited is affiliated with and has common investment executives with the Genesis Group of fund management companies. The Genesis Group, whose holding company is Genesis Holdings International Limited, is controlled 43% by management and associated interests, and the balance held by outside shareholders, with the largest single holding being 14%.

     Nicholas-Applegate Capital Management is a California limited partnership whose general partner is Nicholas-Applegate Capital Management Holdings, L.P., a California limited partnership whose general partner is Nicholas-Applegate Capital Management Holdings, Inc., a California corporation controlled by Arthur
E. Nicholas.

     Schroder Investment Management North America Limited is 100% owned by Schroders plc, which is publicly traded on the London Stock Exchange.

                              DIVERSIFIED BOND FUND

     Lincoln Capital Management Company is a privately owned investment counsel firm owned 100% by employees, and one former employee. Active employees own 97% of the company and the top five owners account for 40% of ownership.

     Pacific Investment Management Company ("PIMCO") is a wholly-owned subsidiary of PIMCO Advisors LP. PIMCO Advisors LP is approximately 70% owned by Allianz AG, a publicly traded company, and approximately 30% owned by Pacific Life Insurance Company, a publicly traded company.

     TimesSquare Capital Management, Inc. See: Special Growth Fund.

                             MULTISTRATEGY BOND FUND

     Delaware Management Company, a series of Delaware Management Business Trust, is an indirect wholly-owned subsidiary of Lincoln National Corporation, a publicly traded company. Other entities in the corporate chain of control of which Delaware Management Company is a direct or indirect wholly-owned subsidiary include: Delaware Management Company, Inc., Delaware Investments U.S., Inc., DMH Corp. Delaware Management Holdings, Inc., Lincoln National Investment Companies, Inc. and Lincoln National Investments, Inc.

     Morgan Stanley Investments, LP ("MSI") is a Pennsylvania limited liability partnership. MSI is wholly-owned by indirect subsidiaries of Morgan Stanley Dean Witter & Co., and is a division of Morgan Stanley Dean Witter Investment Management.

     Pacific Investment Management Company. See: Diversified Bond Fund.

     TimesSquare Capital Management, Inc. See: Special Growth Fund.

                              SHORT TERM BOND FUND

     BlackRock Financial Management, Inc. operates as a partially owned independent subsidiary of the PNC Bank. On October 1, 1999 the firm completed an initial public offering ("IPO") of its common stock. PNC Bank is the majority shareholder in BlackRock stock. The remaining shares are held by BlackRock employees and the public.

     Merganser Capital Management L.P. ("Merganser") is controlled by Merganser Capital Management Corporation, its majority shareholder. Merganser Capital Management Corporation is wholly-owned and controlled by Ed Bedrosian.

     Pacific Investment Management Company, LLC See: Diversified Bond Fund.

     STW Fixed Income Management Ltd., a Bermuda company, is wholly owned by William H. Williams.

                              TAX EXEMPT BOND FUND

     MFS Institutional Advisors, Inc. See: Diversified Equity Fund.

     Standish Mellon Asset Management. See: Diversified Bond Fund.

                                  EQUITY I FUND

     Alliance Capital Management L.P. See: Diversified Equity Fund.

     Barclays Global Investors. See: Diversified Equity Fund.

     Jacobs Levy Equity Management Inc. See: Diversified Equity Fund.

     Marsico Capital Management Company, LLC. See: Diversified Equity Fund

     MFS Institutional Advisors, Inc. See: Diversified Equity Fund.

     Peachtree Asset Management. See: Diversified Equity Fund.

     Strong Capital Management, Inc. See: Diversified Equity Fund.

     Suffolk Capital Management, LLC See: Diversified Equity Fund.

     Turner Investment Partners Inc. See: Diversified Equity Fund.

     Westpeak Global Advisors, L.P. See: Diversified Equity Fund.

                                  EQUITY Q FUND

     Barclays Global Investors. See: Diversified Equity Fund.

     Franklin Portfolio Associates LLC. See: Quantitative Equity Fund.

     J.P. Morgan Investment Management Inc. See: Quantitative Equity Fund.

     Jacobs Levy Equity Management Inc. See: Diversified Equity Fund.

                                 EQUITY II FUND

     CapitalWorks Investment Partners, LLC. See: Special Growth Fund.

     David J. Greene and Company, LLC. See: Special Growth Fund.

     Delphi Management, Inc. See: Special Growth Fund.

     GlobeFlex Capital, L.P. See: Special Growth Fund.

     Jacobs Levy Equity Management Inc. See: Diversified Equity Fund.

     Sirach Capital Management, Inc. See: Special Growth Fund.

     Suffolk Capital Management, LLC See: Diversified Equity Fund.

     TimesSquare Capital Management, Inc., See: Special Growth Fund.

     Westpeak Global Advisors, L.P. See: Diversified Equity Fund.

                                 EQUITY III FUND

     Barclays Global Investors. See: Diversified Equity Fund.

     Iridian Asset Management LLC. See: Select Value Fund.

     Westpeak Global Advisors, L.P. See: Diversified Equity Fund.

                               INTERNATIONAL FUND

     Alliance Capital Management L.P. See: Diversified Equity Fund

     Capital International, Inc. See: International Securities Fund.

     Delaware International Advisers Limited. See: International Securities
Fund.

     Driehaus Capital Management, Inc. See: International Securities Fund.

     Fidelity Management & Research Company. See: International Securities Fund.

     J.P. Morgan Investment Management Inc. See: Quantitative Equity Fund.

     Marvin & Palmer Associates, Inc. See: International Securities Fund.

     Mastholm Asset Management, LLC. See: International Securities Fund.

     Oechsle International Advisors, LLC. See: International Securities Fund.

     The Boston Company Asset Management, Inc. See: International Securities
Fund.

                               FIXED INCOME I FUND

     Lincoln Capital Management Company. See: Diversified Bond Fund.

     Pacific Investment Management Company. See: Diversified Bond Fund.

     TimesSquare Capital Management, Inc. See: Special Growth Fund.

                              FIXED INCOME III FUND

     Delaware Management Company, a series of Delaware Management Business Trust. See: Multistrategy Bond Fund.

     Morgan Stanley Investments, LP. See: Multistrategy Bond Fund.

     Pacific Investment Management Company. See: Diversified Bond Fund.

     TimesSquare Capital Management, Inc. See: Special Growth Fund.

                                MONEY MARKET FUND

     Frank Russell Investment Management Company is wholly-owned by Frank Russell Company, a subsidiary of The Northwestern Mutual Life Insurance Company.

                         US GOVERNMENT MONEY MARKET FUND

     Frank Russell Investment Management Company. See: Money Market Fund.

                           TAX FREE MONEY MARKET FUND

     Weiss, Peck & Greer, LLC is a wholly-owned subsidiary of Robeco Groep N.V.


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                           RATINGS OF DEBT INSTRUMENTS

CORPORATE AND MUNICIPAL BOND RATINGS.

     MOODY'S INVESTORS SERVICE, INC. (MOODY'S):

         Aaa -- Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt-edge." Interest payments are protected by a large or exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

         Aa -- Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

         A -- Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

         Baa -- Bonds which are rated Baa are considered as medium-grade obligations (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great period of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

         Ba -- Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during other good and bad times over the future. Uncertainty of position characterizes bonds in this class.

         B -- Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or maintenance of other terms of the contract over any long period of time may be small.

         Caa -- Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal and interest.

         Ca -- Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

         C -- Bonds which are rated C are the lowest rated class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

         Moody's applies numerical modifiers, 1, 2 and 3 in each generic rating classification in its corporate bond rating system. The modifier I indicates that the security ranks in the higher end of its generic category; the modifier 2 indicates a mid-range ranking; and modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

     STANDARD & POOR'S RATINGS GROUP ("S&P"):

         AAA -- This is the highest rating assigned by S&P to a debt obligation and indicates an extremely strong capacity to pay principal and interest.

         AA -- Bonds rated AA also qualify as high-quality debt obligations. Capacity to pay principal and interest is very strong, and in the majority of instances they differ from AAA issues only in small degree.


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

         A -- Bonds rated A have a strong capacity to pay principal and interest, although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions.

         BBB -- Bonds rated BBB are regarded as having an adequate capacity to pay interest and repay principal. While bonds with this rating normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than debt in higher rated categories.

         BB, B, CCC, CC, C -- Bonds rated BB, B, CCC, CC and C are regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. BB indicates the lowest degree of speculation and C the highest degree of speculation. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

         BB -- Bonds rated BB have less near-term vulnerability to default than other speculative issues. However, they face major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments.

         BB rating category is also used for debt subordinated to senior debt that is assigned an actual implied BBB- rating.

         B -- Bonds rated B have a greater vulnerability to default but currently have the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The B rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BB or BB- rating.

         CCC -- Bonds rated CCC have a currently identifiable vulnerability to default, and are dependent upon favorable business, financial, and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial, or economic conditions, it is not likely to have the capacity to pay interest and repay principal. The CCC rating category is also used for debt subordinated to senior debt that is assigned an actual or implied B or B- rating.

         CC -- The rating CC is typically applied to debt subordinated to senior debt that is assigned an actual or implied CCC rating.

         C -- The rating C is typically applied to debt subordinated to senior debt which is assigned an actual or implied CCC debt rating. The C rating has been used to cover a situation where a bankruptcy petition has been filed but debt service payments are continued.

         C1 -- The rating C1 is reserved for income bonds on which no interest is being paid.

         D -- Bonds rated D are in payment default. The D rating is used when interest payments or principal payments are not made on the date due even if the applicable grace period has not expired, unless S&P believes such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition if debt service payments are jeopardized.

         Plus (+) or Minus (-): The ratings from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within the appropriate category.

         Debt obligations of issuers outside the United States and its territories are rated on the same basis as domestic issues. The ratings measure the creditworthiness of the obligor but do not take into account currency exchange and related uncertainties.


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

STATE, MUNICIPAL NOTES AND TAX EXEMPT DEMAND NOTES.

     MOODY'S:

         Moody's rating for state, municipal and other short-term obligations will be designated Moody's Investment Grade ("MIG"). This distinction is in recognition of the differences between short-term credit risk and long-term risk. Factors affecting the liquidity of the borrower are uppermost in importance in short-term borrowing, while various factors of the first importance in bond risk are of lesser importance in the short run.

     Symbols used are as follows:

         MIG-1--Notes bearing this designation are of the best quality, enjoying strong protection from established cash flows of funds for their servicing or from established and broad-based access to the market for refinancing or both.

         MIG-2--Notes bearing this designation are of high quality, with margins of protection ample although not so large as in the preceding group.

     S&P:

         A S&P note rating, reflects the liquidity concerns and market access risks unique to notes. Notes due in 3 years or less will likely receive a note rating. Notes maturing beyond 3 years will most likely receive a long-term debt rating. The following criteria will be used in making that assessment:

             -- Amortization schedule (the larger the final maturity relative to other maturities, the more likely it will be treated as a note).

             -- Source of payment (the more dependent the issue is on the market for its refinancing, the more likely it will be treated as a note).

         Note rating symbols are as follows:

         SP-1--Very strong or strong capacity to pay principal and interest. Those issues determined to possess overwhelming safety characteristics will be given a plus (+) designation.

         SP-2--Satisfactory capacity to pay principal and interest.

         S&P assigns "dual" ratings to all long-term debt issues that have as part of their provisions a variable rate demand or double feature.

             The first rating addresses the likelihood of repayment of principal and interest as due, and the second rating, addresses only the demand feature. The long-term debt rating symbols are used to denote the put option (for example, "AAA/A-I+") or if the nominal maturity is short, a rating of "SP- I+/AAA" is assigned.

COMMERCIAL PAPER RATINGS.

         Moody's:
         -------

         Moody's short-term issuer ratings are opinions of the ability of issuers to honor senior financial obligations and contracts. Such obligations generally have an original maturity not exceeding one year.

         Moody's employs the following three designations, all judged to be investment grade, to indicate the relative repayment ability of rated issuers:


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

         P-1 -- Issuers rated Prime-1 (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics:

                  Leading market positions in well-established industries.

                  High rates of return on funds employed.

                  Conservative capitalization structure with moderate reliance on debt and ample asset protection.

                  Broad margins in earnings coverage of fixed financial charges and high internal cash generation.

         Well-established access to a range of financial markets and assured sources of alternate liquidity.

         P-2 - Issuers rated Prime-2 (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

         P-3 - Issuers rated Prime-3 (or supporting institutions) have an acceptable ability for repayment of senior short-term obligations. The effect of industry characteristics and market compositions may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and may require relatively high financial leverage. Adequate alternate liquidity is maintained.

         Issuers rated Not Prime do not fall within any of the Prime rating categories.

         If an issuer represents to Moody's that its short-term debt obligations are supported by the credit of another entity or entities, then the name or names of such supporting entity or entities are listed within the parenthesis beneath the name of the issuer, or there is a footnote referring the reader to another page for the name or names of the supporting entity or entities. In assigning ratings to such issuers, Moody's evaluates the financial strength of the affiliated corporations, commercial banks, insurance companies, foreign governments or other entities, but only as one factor in the total rating assessment. Moody's makes no representation and gives no opinion on the legal validity or enforceability of any support arrangements.

         S&P:
         ---

         A-1 - An obligor rated "A-1" has STRONG capacity to meet its financial commitments. It is rated in the highest category by Standard & Poor's. Within this category, certain obligors are designated with a plus sign (+). This indicates that the obligor's capacity to meet its financial commitments is EXTREMELY STRONG.

         A-2 - An obligor rated "A-2" has SATISFACTORY capacity to meet its financial commitments. However, it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligors in the highest rating category.

         A-3 - An obligor rated "A-3" has ADEQUATE capacity to meet its financial obligations. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitments.

         B - An obligor rated "B" is regarded as VOLUNERABLE and has significant speculative characteristics. The obligor currently has the capacity to meet its financial commitments; however, it faces major ongoing uncertainties which could lead to the obligor's inadequate capacity to meet its financial commitments.

         C - An obligor rated "C" is CURRENTLY VULNERABLE to nonpayment and is dependent upon favorable business, financial, and economic conditions for it to meet its financial commitments.


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

         R - An obligor rated "R" is under regulatory supervision owing to its financial condition. During the pendency of the regulatory supervision the regulators may have the power to favor one class of obligations over others or pay some obligations and not others. Please see Standard & Poor's issue credit ratings for a more detailed description of the effects of regulatory supervision on specific issues or classes of obligations.

         SD and D - An obligor rated "SD" (Selective default) or "D" has failed to pay one or more of its financial obligations (rated or unrated) when it came due. A "D" rating is assigned when Standard & Poor's believes that the default will be a general default and that the obligor will fail to pay all or substantially all of its obligations as they come due. An "SD" rating is assigned when Standard & Poor's believes that the obligor has selectively defaulted on a specific issue or class of obligations but it will continue to meet its payment obligations on other issues or classes of obligations in a timely manner. Please see Standard & Poor's issue credit ratings for a more detailed description of the effects of a default on specific issues or classes of obligations.

         N.R. - An issuer designated N.R. is not rated.

         Fitch Investors Service, Inc.:
         -----------------------------

         F1 - Highest credit quality. Indicates the strongest capacity for timely payment of financial commitments; may have an added "+" to denote any exceptionally strong credit feature.

         F2 - Good credit quality. A satisfactory capacity for timely payment of financial commitments, but the margin of safety is not as great as in the case of the higher ratings.

         F3 - Fair credit quality. The capacity for timely payment of financial commitments is adequate; however, near-term adverse changes could result in a reduction to non-investment grade.

         B - Speculative. Minimal capacity for timely payment of financial commitments, plus vulnerability to near-term adverse changes in financial and economic conditions.

         C - High default risk. Default is a real possibility. Capacity for meeting financial commitments is solely reliant upon a sustained, favorable business and economic environment.

         D - Default. Denotes actual or imminent payment default.

         Notes to Short-tem ratings:

         "+" or "-" may be appended to a rating to denote relative status within major rating categories. Such suffices are not added to Shot-term ratings other than "F-1."

                              FINANCIAL STATEMENTS

The 2001 annual financial statements of the Funds, including notes to the financial statements and financial highlights and the Report of Independent Accountants, are included in FRIC's Annual Reports to Shareholders. Copies of these Annual Reports accompany this Statement and are incorporated herein by reference.


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

                                    GLOSSARY

     Bank instruments -- Include certificates of deposit, bankers' acceptances and time deposits, and may include European certificates of deposit ("ECDs"), European time deposits ("ETDs") and Yankee certificates of deposit ("Yankee CDs"). ECDs are dollar denominated certificates of deposit issued by foreign branches of US and foreign banks; ETDs are US dollar denominated time deposits in a foreign branch of a US bank or a foreign bank; and Yankee CDs are certificates of deposit issued by a US branch of a foreign bank denominated is US dollars and held in the United States.

     Brady Bonds -- Product of the "Brady Plan," under which bonds are issued in exchange for cash and certain of the country's outstanding commercial bank loans.

     Board -- The Board of Trustees of FRIC.

     Cash reserves -- The Funds, other than the Money Market Funds, are authorized to invest its cash reserves (i.e., funds awaiting investment in the specific types of securities to be acquired by a Fund) in money market instruments and in debt securities of comparable quality to the Fund's permitted investments. As an alternative to a Fund directly investing in money market instruments, the Funds and their money managers may elect to invest the Fund's cash reserves in FRIC's Money Market Fund. To prevent duplication of fees, FRIMCo waives its management fee on that portion of a Fund's assets invested in FRIC's Money Market Fund.

     Code -- Internal Revenue Code of 1986, as amended.

     Convertible security -- This is a fixed-income security (a bond or preferred stock) that may be converted at a stated price within a specified period of time into a certain quantity of the common stock of the same or a different issuer. Convertible securities are senior to common stock in a corporation's capital structure but are usually subordinated to similar non-convertible securities. The price of a convertible security is influenced by the market value of the underlying common stock.

     Covered call option -- A call option is "covered" if the Fund owns the underlying securities, has the right to acquire the securities without additional consideration, has collateral assets sufficient to meet its obligations under the option or owns an offsetting call option.

     Custodian -- State Street Bank and Trust Company, FRIC's custodian and portfolio accountant.

     Depository receipts -- These include American Depository Receipts ("ADRs"), European Depository Receipts, Global Depository Receipts, and other similar securities convertible into securities of foreign issuers. ADRs are receipts typically issued by a United States bank or trust company evidencing ownership of the underlying securities. Generally, ADRs in registered form are designed for use in US securities markets.

     Derivatives -- These include forward currency exchange contracts, stock options, currency options, stock and stock index options, futures contracts, swaps and options on futures contracts on US government and foreign government securities and currencies.

     Distributor -- Russell Fund Distributors, Inc., the organization that sells the Shares of the Funds under a contract with FRIC.

     Equity derivative securities -- These include, among other instruments, options on equity securities, warrants and futures contracts on equity securities.

     Financial Intermediary -- A bank trust department, registered investment adviser, broker-dealer or other financial services organization that has been selected by FRIMCo or by FRIC's Distributor.

     FNMA -- Federal National Mortgage Association.

     Forward commitments -- Each Fund may agree to purchase securities for a fixed price at a future date beyond customary settlement time (a "forward commitment" or "when-issued" transaction), so long as the transactions are consistent with the


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
Fund's ability to manage its portfolio and meet redemption requests. When effecting these transactions, liquid assets of a Fund of a dollar amount sufficient to make payment for the portfolio securities to be purchased are segregated on the Fund's records at the trade date and maintained until the transaction is settled.

     Forward currency contracts -- This is a contract individually negotiated and privately traded by currency traders and their customers and creates an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Funds generally do not enter into forward contracts with terms greater than one year, and they typically enter into forward contracts only under two circumstances. First, if a Fund enters into a contract for the purchase or sale of a security denominated in a foreign currency, it may desire to "lock in" the US dollar price of the security by entering into a forward contract to buy the amount of a foreign currency needed to settle the transaction. Second, if the Fund's money managers believe that the currency of a particular foreign country will substantially rise or fall against the US dollar, the Fund may enter into a forward contract to buy or sell the currency approximating the value of some or all of the Fund's portfolio securities denominated in the currency. A Fund will not enter into a forward contract if, as a result, it would have more than one-third of its assets committed to such contracts (unless it owns the currency that it is obligated to deliver or has caused the Custodian to segregate segregable assets having a value sufficient to cover its obligations). Although forward contracts are used primarily to protect a Fund from adverse currency movements, they involve the risk that currency movements will not be accurately predicted.

     FRIC -- Frank Russell Investment Company, an open-end management investment company which is registered with the SEC.

     FRIMCo -- Frank Russell Investment Management Company, FRIC's investment adviser, administrator and transfer and dividend paying agent.

     Funds -- The 25 investment series of FRIC described in this Statement. Each Fund is considered a separate registered investment company (or RIC) for federal income tax purposes, and each Fund has its own investment objective, policies and restrictions.

     Futures and options on futures -- An interest rate futures contract is an agreement to purchase or sell debt securities, usually US government securities, at a specified date and price. For example, a Fund may sell interest rate futures contracts (i.e., enter into a futures contract to sell the underlying debt security) in an attempt to hedge against an anticipated increase in interest rates and a corresponding decline in debt securities it owns. A Fund will have collateral assets equal to the purchase price of the portfolio securities represented by the underlying interest rate futures contracts it has an obligation to purchase.

     GNMA -- Government National Mortgage Association

     Illiquid securities -- The Funds, other than the Money Market Funds, will not purchase or otherwise acquire any security if, as a result, more than 15% of a Fund's net assets (taken at current value) would be invested in securities, including repurchase agreements maturing in more than seven days, that are illiquid because of the absence of a readily available market or because of legal or contractual resale restrictions. In the case of the Money Market Funds, this restriction is 10% of each Fund's net assets. No Fund will invest more than 10% of its respective net assets (taken at current value) in securities of issuers that may not be sold to the public without registration under the Securities Act of 1933, as amended (the "1933 Act"). These policies do not include (1) commercial paper issued under Section 4(2) of the 1933 Act, or (2) restricted securities eligible for resale to qualified institutional purchasers pursuant to Rule 144A under the 1933 Act that are determined to be liquid by the money managers in accordance with Board-approved guidelines.

     Institutional Funds -- Equity I, Equity II, Equity III, Equity Q, International, Fixed Income I and Fixed Income III Funds, each a Fund of FRIC.

     Investment grade -- Investment grade debt securities are those rated within the four highest grades by S&P (at least BBB) or Moody's (at least Baa), or unrated debt securities deemed to be of comparable quality by a money manager using Board-approved guidelines.

     Lending portfolio securities -- Each Fund, other than each Money Market Fund, may lend portfolio securities with a value of up to 33 1/3% of each Fund's total assets. These loans may be terminated at any time. A Fund will receive either cash (and agree to pay a "rebate" interest rate), US government or US government agency obligations as collateral in an amount equal to


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

at least 102% (for loans of US securities) or 105% (for non-US securities) of the current market value of the loaned securities. The collateral is daily "marked-to-market," and the borrower will furnish additional collateral in the event that the value of the collateral drops below 100% of the market value of the loaned securities. If the borrower of the securities fails financially, there is a risk of delay in recovery of the securities or loss of rights in the collateral. Consequently, loans are made only to borrowers which are deemed to be of good financial standing.

     Liquidity portfolio -- FRIMCo will manage or will select a money manager to exercise investment discretion for approximately 5%-15% of Diversified Equity, Equity Income, Quantitative Equity, International Securities, Real Estate Securities, Emerging Markets, Special Growth, Tax-Managed Large Cap, Equity I, Equity II, Equity III, Equity Q and International Funds' assets assigned to a Liquidity portfolio. The Liquidity portfolio will be used to temporarily create an equity exposure for cash balances until those balances are invested in securities or used for Fund transactions.

     Money Market Funds -- Money Market, US Government Money Market and Tax Free Money Market Funds, each a Fund of FRIC. Each Money Market Fund seeks to maintain a stable net asset value of $1 per share.

     Moody's -- Moody's Investors Service, Inc., an NRSRO

     Municipal obligations -- Debt obligations issued by states, territories and possessions of the United States and the District of Columbia, and their political subdivisions, agencies and instrumentalities, or multi-state agencies or authorities the interest from which is exempt from federal income tax, including the alternative minimum tax, in the opinion of bond counsel to the issuer. Municipal obligations include debt obligations issued to obtain funds for various public purposes as well as certain industrial development bonds issued by or on behalf of public authorities. Municipal obligations may include project, tax anticipation, revenue anticipation, bond anticipation, and construction loan notes; tax-exempt commercial paper; fixed and variable rate notes; obligations whose interest and principal are guaranteed or insured by the US government or fully collateralized by US government obligations; industrial development bonds; and variable rate obligations.

     Net asset value (NAV) -- The value of a Fund is determined by deducting the Fund's liabilities from the total assets of the portfolio. The net asset value per share is determined by dividing the net asset value of the Fund by the number of its Shares that are outstanding.

     NRSRO -- A nationally recognized statistical rating organization, such as S&P or Moody's

     NYSE -- New York Stock Exchange

     Options on securities, securities indexes and currencies -- A Fund may purchase call options on securities that it intends to purchase (or on currencies in which those securities are denominated) in order to limit the risk of a substantial increase in the market price of such security (or an adverse movement in the applicable currency). A Fund may purchase put options on particular securities (or on currencies in which those securities are denominated) in order to protect against a decline in the market value of the underlying security below the exercise price less the premium paid for the option (or an adverse movement in the applicable currency relative to the US dollar). Prior to expiration, most options are expected to be sold in a closing sale transaction. Profit or loss from the sale depends upon whether the amount received is more or less than the premium paid plus transaction costs. A Fund may purchase put and call options on stock indexes in order to hedge against risks of stock market or industry-wide stock price fluctuations.

     PFIC -- A passive foreign investment company. Emerging Markets Fund may purchase interests in an issuer that is considered a PFIC under the Code.

     Prime rate -- The interest rate charged by leading US banks on loans to their most creditworthy customers

     Repurchase agreements -- A Fund may enter into repurchase agreements with a bank or broker-dealer that agrees to repurchase the securities at the Fund's cost plus interest within a specified time (normally the next business day). If the party agreeing to repurchase should default and if the value of the securities held by the Fund (102% at the time of agreement) should fall below the repurchase price, the Fund could incur a loss. Subject to the overall limitations described in "Illiquid Securities" in this Glossary, a Fund will not invest more than 15% (10%, in the case of each Money Market Fund) of its net assets (taken at current market value) in repurchase agreements maturing in more than seven days.


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

     Reverse repurchase agreements -- A Fund may enter into reverse repurchase agreements to meet redemption requests when a money manager determines that selling portfolio securities would be inconvenient or disadvantageous. A reverse repurchase agreement is a transaction where a Fund transfers possession of a portfolio security to a bank or broker-dealer in return for a percentage of the portfolio security's market value. The Fund retains record ownership of the transferred security, including the right to receive interest and principal payments. At an agreed upon future date, the Fund repurchases the security by paying an agreed upon purchase price plus interest. Liquid assets of the Fund equal in value to the repurchase price, including any accrued interest, are segregated on the Fund's records while a reverse repurchase agreement is in effect.

     Russell 1000(R) Index. The Russell 1000 Index consists of the 1,000 largest US companies by capitalization (i.e., market price per share times the number of shares outstanding). The smallest company in the Index at the time of selection has a capitalization of approximately $1 billion. The Index does not include cross-corporate holdings in a company's capitalization. For example, when IBM owned approximately 20% of Intel, only 80% of the total shares outstanding of Intel were used to determine Intel's capitalization. Also not included in the Index are closed-end investment companies, companies that do not file a Form 10-K report with the SEC, foreign securities, and American Depository Receipts. The Index's composition is changed annually to reflect changes in market capitalization and share balances outstanding. The Russell 1000(R) Index is used as the basis for Quantitative Equity Fund's performance because FRIMCo believes it represents the universe of stocks in which most active money managers invest and is representative of the performance of publicly traded common stocks most institutional investors purchase.

     Russell -- Frank Russell Company, consultant to FRIC and to the Funds

     S&P -- Standard & Poor's Ratings Group, an NRSRO

     S&P 500 -- Standard & Poor's 500 Composite Price Index

     SEC -- US Securities and Exchange Commission

     Shares -- The Class Shares in the Funds described in the Prospectuses. Each Class Share of a Fund represents a share of beneficial interest in the Fund

     Statement -- FRIC's Statement of Additional Information

     Transfer Agent -- FRIMCo, in its capacity as FRIC's transfer and dividend paying agent

     US -- United States

     US government obligations -- These include US Treasury bills, notes, bonds and other obligations issued or guaranteed by the US government, its agencies or instrumentalities. US Treasury bills, notes and bonds, and GNMA participation certificates, are issued or guaranteed by the US government. Other securities issued by US government agencies or instrumentalities are supported only by the credit of the agency or instrumentality (for example, those issued by the Federal Home Loan Bank) whereas others, such as those issued by FNMA, have an additional line of credit with the US Treasury.

     Variable rate obligation -- Municipal obligations with a demand feature that typically may be exercised within 30 days. The rate of return on variable rate obligations is readjusted periodically according to a market rate, such as the Prime rate. Also called floating rate obligations.

     Warrants -- Typically, a warrant is a long-term option that permits the holder to buy a specified number of shares of the issuer's underlying common stock at a specified exercise price by a particular expiration date. A warrant not exercised or disposed of by its expiration date expires worthless.

     1940 Act -- The Investment Company Act of 1940, as amended. The 1940 Act governs the operations of FRIC and the Funds.

     1933 Act-- The Securities Act of 1933, as amended.

                                                FRANK RUSSELL INVESTMENT
                                                ------------------------
                                                COMPANY
                                                -------
                                                File No. 2-71299 and 811-3153
                                                1933 Act Post-Effective
                                                Amendment. No. 57
                                                1940 Act Amendment No. 57

                                     PART C
                                OTHER INFORMATION
                                -----------------

Item 23.       Exhibits
               --------
(a) 1.1 Master Trust Agreement (incorporated by reference to Item 24(b)(1)(a) filed under Post-Effective Amendment No. 32 dated May 1, 1996)

     1.2 Amendment No. 1 to Master Trust Agreement dated November 29, 1984 (incorporated by reference to Item 24(b)(1)(b) filed under Post-Effective Amendment No. 32 dated May 1, 1996)

     1.3 Amendment No. 2 to Master Trust Agreement dated May 29, 1985 (incorporated by reference to Item 24(b)(1)(c) filed under Post-Effective Amendment No. 32 dated May 1, 1996)

     1.4 Amendment No. 3 to Master Trust Agreement dated January 26, 1987 (incorporated by reference to Item 24(b)(1)(d) filed under Post-Effective Amendment No. 32 dated May 1, 1996)

     1.5 Amendment No. 4 to Master Trust Agreement dated February 23, 1989 (incorporated by reference to Item 24(b)(1)(e) filed under Post-Effective Amendment No. 32 dated May 1, 1996)

     1.6 Amendment No. 5 to Master Trust Agreement dated May 11, 1992 (incorporated by reference to Item 24(b)(1)(f) filed under Post-Effective Amendment No. 32 dated May 1, 1996)

     1.7 Amendment No. 6 to Master Trust Agreement dated March 19, 1996 (incorporated by reference to Item 24(b)(1)(g) filed under Post-Effective Amendment No. 32 dated May 1, 1996)

     1.8 Amendment No. 7 to Master Trust Agreement dated April 22, 1996 (incorporated by reference to Item 24(b)(1)(h) filed under Post-Effective Amendment No. 33 dated May 7, 1996)

     1.9 Amendment No. 8 to Master Trust Agreement dated November 4, 1996 (incorporated by reference to Item 24(b)(1)(i) filed under Post-Effective Amendment No. 36 dated February 13, 1997)

     1.10 Amendment No. 9 to Master Trust Agreement dated April 27, 1998 (incorporated by reference to Item 24(b)(1)(j) filed under Post-Effective Amendment No. 40 dated November 12, 1998)

     1.11 Amendment No. 10 to Master Trust Agreement dated April 27, 1998 (incorporated by reference to Item 24(b)(1)(k) filed under Post-Effective Amendment No. 40 dated November 12, 1998)

     1.12 Amendment No. 11 to Master Trust Agreement dated June 3, 1998 (incorporated by reference to Item 24(b)(1)(l) filed under Post-Effective Amendment No. 40 dated November 12, 1998)

     1.13 Amendment No. 12 to Master Trust Agreement dated October 5, 1998 (incorporated by reference to Item 24(b)(1)(m) filed under Post-Effective Amendment No. 41 dated January 7, 1999)

     1.14 Amendment No. 13 to Master Trust Agreement dated November 9, 1998 (incorporated by reference to Item 24(b)(1)(n) filed under Post-Effective Amendment No. 41 dated January 7, 1999)

     1.15 Amendment No. 14 to Master Trust Agreement dated April 26, 1999 (incorporated by reference to Item 24(b)(1)(n) filed under Post-Effective Amendment No. 44 dated September 2, 1999)

     1.16 Amendment No. 15 to Master Trust Agreement dated June 28, 1999 (incorporated by reference to Item 24(b)(1)(n) filed under Post-Effective Amendment No. 44 dated September 2, 1999)

     1.17 Amendment No. 16 to Master Trust Agreement dated August 9, 1999 (incorporated by reference to Item 24(b)(1)(n) filed under Post-Effective Amendment No. 44 dated September 2, 1999)

     1.18 Amendment No. 17 to Master Trust Agreement dated August 9, 1999 (incorporated by reference to Item 24(b)(1)(n) filed under Post-Effective Amendment No. 44 dated September 2, 1999)

     1.19 Amendment No. 18 to Master Trust Agreement dated August 9, 1999 (incorporated by reference from Post-Effective Amendment No. 46 dated April 27, 2000)

     1.20 Amendment No. 19 to Master Trust Agreement dated August 9, 1999 (incorporated by reference from Post-Effective Amendment No. 46 dated April 27, 2000)

     1.21 Amendment No. 20 to Master Trust Agreement dated August 7, 2000 (incorporated by reference from Post-Effective Amendment No. 47 dated September 1, 2000)

     1.22 Form of Amendment No. 21 to Master Trust Agreement dated October 27, 2000 (incorporated by reference from Post-Effective Amendment No. 49 dated October 30, 2000)

     1.23 Amendment No. 22 to Master Trust Agreement dated January 21 2002 (incorporated by reference from Post-Effective Amendment No. 56 dated March 1, 2002)

     1.24 Amendment No. 23 to Master Trust Agreement dated February 25, 2002 (incorporated by reference from Post-Effective Amendment No. 56 dated March 1, 2002)

(b)  1.1   Bylaws dated August 8, 1984 (incorporated by reference to Item
           24(b)(2) filed under Post-Effective Amendment No. 38 dated February 24, 1998)

(c)  1.1   Form of Shares of Beneficial Interest for the Equity I, Equity II,
           Equity III, Fixed Income I, Fixed Income II, International and Money Market Funds (incorporated by reference to Item 24(b)(4)(a) filed under Post-Effective Amendment No. 39 dated April 28, 1998)

     1.2 Form of Shares of Beneficial Interest for the Diversified Equity, Special Growth, Equity Income, Diversified Bond, Volatility Constrained Bond, International Securities, Limited Volatility Tax Free and U.S. Government Money Market Funds (incorporated by reference to Item 24(b)(4)(b) filed under Post-Effective Amendment No. 39 dated April 28, 1998)

     1.3 Form of Shares of Beneficial Interest for the Quantitative Equity, Equity Q and Tax Free Money Market Funds (incorporated by reference to Item 24(b)(4)(c) filed under Post-Effective Amendment No. 39 dated April 28, 1998)

     1.4 Form of Shares of Beneficial Interest for the Real Estate Securities Fund (incorporated by reference to Item 24(b)(4)(d) filed under Post-Effective Amendment No. 39 dated April 28, 1998)

(d)  1.1   Advisory Agreement with Frank Russell Investment Management Company dated January 1, 1999 (incorporated by reference to Item 23(4)(a)(1) filed under Post-Effective Amendment No. 42 dated February 28, 1999)

     1.2 Form of Letter Agreement adding Tax-Managed Equity Aggressive Strategy (later renamed Tax-Managed Global Equity), Tax-Managed Aggressive Strategy, Tax-Managed Moderate Strategy, Tax-Managed Conservative Strategy and Tax-Managed Small Cap Funds to the Advisory Agreement (incorporated by reference to Item 23(4)(a)(2) filed under Post-Effective Amendment No. 44 dated September 2, 1999)

     1.3 Form of Letter Agreement adding Select Growth Fund and Select Value Fund to the Advisory Agreement (incorporated by reference from Post-Effective Amendment No. 49 dated October 30, 2000)

          2.1 Service Agreement with Frank Russell Company and Frank Russell Investment Management Company dated May 1, 1987 (incorporated by reference to Item 24(b)(5)(b)(1) filed under Post-Effective Amendment No. 38 dated February 24, 1998)

          2.2 Letter Agreement with Frank Russell Company and Frank Russell Investment Management Company dated May 1, 1989 adding Real Estate Securities Fund to the Service Agreement (incorporated by reference to Item 24(b)(5)(b)(2) filed under Post-Effective Amendment No. 38 dated February 24, 1998)

          2.3 Amendment No. 1 to Service Agreement dated July 1, 1992 with Frank Russell Company and Frank Russell Investment Management Company changing services and fees (incorporated by reference to Item 24(b)(5)(b)(3) filed under Post-Effective Amendment No. 38 dated February 24, 1998)

          2.4 Letter Agreement dated August 24, 1992 adding Fixed Income III, Multistrategy Bond and Emerging Markets Funds to the Service Agreement (incorporated by reference to Item 24(b)(5)(b)(4) filed under Post-Effective Amendment No. 38 dated February 24, 1998)

          2.5 Amendment No. 2 to the Service Agreement dated August 1995 with Frank Russell Company and Frank Russell Investment Management Company (incorporated by reference to Item 24(b)(5)(b)(5) filed under Post-Effective Amendment No. 32 dated May 1, 1996)

          2.6 Letter Agreement dated March 14, 1996 with State Street Bank and Trust Company for development of a Tax Accounting System (incorporated by reference to Item 24(b)(5)(b)(7) filed under Post-Effective Amendment No. 32 dated May 1, 1996)

          3.1 Yield Calculation Services Agreement dated August 2, 1988 with State Street Bank and Trust Company (incorporated by reference from Post-Effective Amendment No. 46 dated April 27, 2000)

          3.2 Letter Agreement to the Yield Calculation Services Agreement dated May 1, 1989 adding the Real Estate Securities Fund (incorporated by reference from Post-Effective Amendment No. 46 dated April 27, 2000)

          3.3 Letter Agreement to the Yield Calculation Services Agreement dated August 24, 1992 adding the Fixed Income III and Multistrategy Bond Funds (incorporated by reference from Post-Effective Amendment No. 46 dated April 27, 2000)

          3.4 Letter Agreement to the Yield Calculation Services Agreement dated August 24, 1992 adding the Fixed Income III and Multistrategy Bond Funds

           (incorporated by reference from Post-Effective Amendment No. 46 April 27, 2000)

     3.5 Letter Agreement to the Yield Calculation Services Agreement dated April 12, 1996 adding the Equity T Fund (later renamed the Tax-Managed Large Cap Fund) (incorporated by reference to Item 24(b)(5)(b)(6) filed under Post-Effective Amendment No. 32 dated May 1, 1996)

     3.6 Letter Agreement to the Yield Calculation Services Agreement dated January 28, 1997 adding Aggressive Strategy, Balanced Strategy, Moderate Strategy, Conservative Strategy and Equity Balanced Strategy Funds (incorporated by reference to Item 24(b)(5)(b)(8) filed under Post-Effective Amendment No. 36 dated February 13, 1997)

     3.7 Letter Agreement to the Yield Calculation Services Agreement dated January 26, 1999 redesignating Class C Shares as Class E Shares and the existing shares of Institutional Funds to Class I Shares (incorporated by reference to Item 23(4)(b)(9) filed under Post-Effective Amendment No. 42 dated February 18, 1999)

     3.8 Letter Agreement to the Yield Calculation Services Agreement dated January 26, 1999 redesignating Premier Adviser Class Shares as Premier Class Shares and Premier Institutional Class Shares as Class E Shares (incorporated by reference to Item 23(4)(b)(10) filed under Post-Effective Amendment No. 42 dated February 18, 1999)

     3.9 Form of Letter Agreement to the Yield Calculation Services Agreement adding Tax-Managed Equity Aggressive Strategy (later renamed Tax-Managed Global Equity), Tax-Managed Aggressive Strategy, Tax-Managed Moderate Strategy, Tax-Managed Conservative Strategy and Tax-Managed Small Cap Funds (incorporated by reference to Item 23(4)(b)(11) filed under Post-Effective Amendment No. 44 dated September 2, 1999)

     3.10 Form of Letter Agreement to the Yield Calculation Services Agreement adding Class E Shares to the Tax-Managed Large Cap and Tax-Managed Small Cap Funds (incorporated by reference to Post-Effective Amendment No. 47 dated September 1, 2000)

     3.11 Form of Letter Agreement to the Yield Calculation Services Agreement adding the Select Growth Fund and the Select Value Fund, each consisting of Class C Shares, Class E Shares, Class I Shares and Class S Shares, and adding Class E Shares to the Tax-Managed Global Equity Fund (incorporated by reference from Post-Effective Amendment No. 49 dated October 30, 2000)

     3.12 Form of Letter Agreement to the Yield Calculation Services Agreement adding Class I and Class Y Shares to the Real Estate Securities and Short Term Bond Funds (incorporated by reference from Post-Effective Amendment No. 56 dated March 1, 2002)

     4.1 Form of Portfolio Management Contract, as amended, with Money Managers and Frank Russell Investment Management Company (incorporated by reference to Post-Effective Amendment No. 56 dated March 1, 2002)

     5.1 Administrative Agreement with Frank Russell Investment Management Company dated January 1, 1999 (incorporated by reference to Item 23(4)(d)(1) filed under Post-Effective Amendment No. 42 dated February 18, 1999)

     5.2 Form of Letter Agreement to the Administrative Agreement adding Tax-Managed Equity Aggressive Strategy (later renamed Tax-Managed Global Equity), Tax-Managed Aggressive Strategy, Tax-Managed Moderate Strategy, Tax-Managed Conservative Strategy and Tax-Managed Small Cap Funds. (incorporated by reference to Item 23(4)(d)(2) filed under Post-Effective Amendment No. 44 dated September 2, 1999)

     5.3 Form of Letter Agreement to the Administrative Agreement adding Select Growth Fund and Select Value Fund (incorporated by reference from Post-Effective Amendment No. 49 dated October 30, 2000)

     5.4 Form of Letter Agreement to the Administrative Agreement adding Class I and Class Y Shares to the Real Estate Securities and Short Term Bond Funds (incorporated by reference from Post-Effective Amendment No. 56 dated March 1, 2002)

(e) 1.1 Distribution Agreement with Russell Fund Distributors, Inc. dated January 1, 1999 due to change in control (incorporated by reference to Item 23(5)(a)(16) filed under Post-Effective Amendment No. 42 dated February 18, 1999)

     1.2 Letter Agreement to the Distribution Agreement with Russell Fund Distributors adding Class C Shares of Short Term Bond Fund and Class C and E Shares of Tax Exempt Bond Fund (incorporated by reference to Post-Effective Amendment No. 42 dated February 18, 1999)

     1.3 Form of Letter Agreement adding Tax-Managed Equity Aggressive Strategy (later renamed Tax-Managed Global Equity), Tax-Managed Aggressive Strategy, Tax-Managed Moderate Strategy, Tax-Managed Conservative Strategy and Tax-Managed Small Cap Funds to the Distribution Agreement. (incorporated by reference to Item 23(5)(a)(8) filed under Post-Effective Amendment No. 44 dated September 2, 1999)

     1.4 Form of Letter Agreement to the Distribution Agreement adding Class E Shares to the Tax-Managed Large Cap and Tax-Managed Small Cap Funds (incorporated by reference to Post-Effective Amendment No. 47 dated September 1, 2000)

     1.5 Form of Letter Agreement to the Distribution Agreement adding the Select Growth Fund and the Select Value Fund, each consisting of Class C Shares, Class E Shares, Class I Shares and Class S Shares, and adding Class E Shares to the Tax-Managed Global Equity Fund (incorporated by reference from Post-Effective Amendment No. 49 dated October 30, 2000)

     1.6 Form of Letter Agreement to the Distribution Agreement adding Class I and Class Y Shares to the Real Estate Securities and Short Term Bond Funds (incorporated by reference from Post-Effective Amendment No. 56 dated March 1, 2002)

(f)  1.1  Bonus or Profit Sharing Plans (none)

(g) 1.1 Custodian Contract with State Street Bank and Trust Company dated October 31, 1988 (incorporated by reference to Item 24(b)(8)(a) filed under Post-Effective Amendment No. 38 dated February 24, 1998)

     1.2 Letter Agreement dated May 1, 1989 adding Real Estate Securities Fund to the Custodian Contract (incorporated by reference to Item 24(b)(8)(b) filed under Post-Effective Amendment No. 38 dated February 24, 1998)

     1.3 Letter Agreement dated August 24, 1992 adding Fixed Income III and Multistrategy Bond Funds to the Custodian Contract (incorporated by reference to Item 24(b)(8)(c) filed under Post-Effective Amendment No. 38 dated February 24, 1998)

     1.4 Letter Agreement dated October 27, 1992 adding Emerging Markets Fund to the Custodian Contract (incorporated by reference to Item 24(b)(8)(d) filed under Post-Effective Amendment No. 38 dated February 24, 1998)

     1.5 Amendment No. 1 to Custodian Contract dated January 31, 1994 with State Street Bank and Trust Company amending Section 3.5 of the Agreement (incorporated by reference to Item 24(b)(8)(e) filed under Post-Effective Amendment No. 38 dated February 24, 1998)

     1.6 Form of Amendment to Custodian Contract with State Street Bank and Trust Company amending Sections 2.2 and 2.7 of the Agreement (incorporated by reference to Item 24(b)(8)(f) filed under Post-Effective Amendment No. 38 dated February 24, 1998)

     1.7 Amendment dated October 31, 1998 to the Custodian Contract with State Street Bank amending Section 2.7 of the Agreement (incorporated by reference to Item 24(b)(8)(g) filed under Post-Effective Amendment No. 38 dated February 24, 1998)

     1.8 Amendment to the Fee Schedule of the Custodian Contract with State Street Bank and Trust Company (incorporated by reference to Item 24(b)(8)(h) filed under Post-Effective Amendment No. 38 dated February 24, 1998)

     1.9 Amendment to the Custodian Contract dated August 11, 1995 with State Street Bank and Trust Company for addition of Omnibus accounts (incorporated by reference to Item 24(b)(8)(i) filed under Post-Effective Amendment No. 32 dated May 1, 1996)

     1.10 Amendment to the Custodian Contract dated April 18, 1994 with State Street Bank and Trust Company amending Section 7 of the Fee Schedule for all Funds except the Emerging Markets Fund (incorporated by reference to Item 24(b)(8)(j) filed under Post-Effective Amendment No. 32 dated May 1, 1996)

     1.11 Amendment to the Custodian Contract dated August 7, 1995 with State Street Bank and Trust Company amending Section 7 of the Fee Schedule for the Emerging Markets Fund (incorporated by reference to Item 24(b)(8)(k) filed under Post-Effective Amendment No. 32 dated May 1,
           1996)

     1.12 Amendment to the Custodian Contract dated April 12, 1996 with State Street Bank and Trust Company adding Equity T Fund (later renamed Tax-Managed Large Cap Fund) (incorporated by reference to Item 24(b)(8)(l) filed under Post-Effective Amendment No. 32 dated May 1,
           1996)

     1.13 Amendment to the Custodian Contract dated January 28, 1997 with State Street Bank and Trust Company adding Aggressive Strategy, Balanced Strategy, Moderate Strategy, Conservative Strategy and Equity Balanced Strategy Funds (incorporated by reference to Item 24(b)(8)(m) filed under Post-Effective Amendment No. 36 dated February 13, 1997)

     1.14 Form of Amendment to the Custodian Contract with State Street Bank and Trust Company adding Tax-Managed Equity Aggressive Strategy (later renamed Tax-Managed Global Equity), Tax-Managed Aggressive Strategy, Tax-Managed Moderate Strategy, Tax-Managed Conservative Strategy and Tax-Managed Small Cap Funds (incorporated by reference to Item 23(7)(n) filed under Post-Effective Amendment No. 44 dated September 2, 1999)

     1.15 Form of Amendment to the Custodian Contract with State Street Bank and Trust Company adding the Select Growth Fund and the Select Value Fund (incorporated by reference from Post-Effective Amendment No. 49 dated October 30, 2000)

     1.16 Amendment to Custodian Contract between FRIC and State Street Bank and Trust Company ("Custodian") dated July 2, 2001 (incorporated by reference from Post-Effective Amendment No. 53 dated October 10,
           2001)

(h)  1.1   Transfer and Dividend Disbursing Agency Agreement dated April 1, 1988 with Frank Russell Investment Management Company (incorporated by reference to Item 24(b)(9)(a)(1) filed under Post-Effective Amendment No. 38 dated February 24, 1998)

     1.2 Letter Agreement and Amended Schedule A dated May 1, 1989 adding Real Estate Securities Fund to the Transfer and Dividend Disbursing Agency

          Agreement (incorporated by reference to Item 24(b)(9)(a)(2) filed under Post-Effective Amendment No. 38 dated February 24, 1998)

    1.3 Letter Agreement and Amended Schedule A dated August 24, 1992 adding Fixed Income III, Multistrategy Bond and Emerging Markets Funds to the Transfer and Dividend Disbursing Agency Agreement (incorporated by reference to Item 24(b)(9)(a)(3) filed under Post-Effective Amendment No. 38 dated February 24, 1998)

    1.4 Letter Agreement and Amended Schedule A dated August 11, 1995 adding omnibus accounts to the Transfer Agency and Dividend Disbursing Agency Agreement (incorporated by reference to Item 24(b)(9)(a)(4) filed under Post-Effective Amendment No. 32 dated May 1, 1996)

    1.5 Letter Agreement dated April 10, 1996 adding Equity T Fund (later renamed Tax-Managed Large Cap Fund) to the Transfer and Dividend Disbursing Agency Agreement (incorporated by reference to Item 24(b)(9)(a)(5) filed under Post-Effective Amendment No. 32 dated May 1, 1996)

    1.6 Letter Agreement and Amended Schedule A dated November 5, 1996 adding Aggressive Strategy, Balanced Strategy, Moderate Strategy, Conservative Strategy and Equity Balanced Strategy Funds to the Transfer and Dividend Disbursing Agency Agreement (incorporated by reference to Item 24(b)(9)(a)(6) filed under Post-Effective Amendment No. 36 dated February 13, 1997)

    1.7 Form of Letter Agreement and Amended Schedule to Transfer and Dividend Disbursing Agreement redesignating Class C Shares as Class E Shares and the existing shares of the Institutional Funds as Class I Shares (incorporated by reference to Item 23(8)(a)(7) filed under Post-Effective Amendment No. 42 dated February 18, 1999)

    1.8 Letter Agreement to Transfer and Dividend Disbursing Agreement dated December 1, 1998 redesignating Premier Adviser Class Shares as Premier Class Shares and Premier Institutional Class Shares as Class E Shares (incorporated by reference to Item 23(5)(a)(7) filed under Post-Effective Amendment No. 42 dated February 18, 1999)

    1.9 Form of Letter Agreement to Transfer and Dividend Disbursing Agency Agreement for reimbursement for lost shareholder search expenses (incorporated by reference to Item 23(8)(a)(9) filed under Post-Effective Amendment No. 43 dated April 16, 1999)

    1.10 Form of Letter Agreement adding Tax-Managed Equity Aggressive Strategy (later renamed Tax-Managed Global Equity), Tax-Managed Aggressive Strategy, Tax-Managed Moderate Strategy, Tax-Managed Conservative Strategy and Tax-Managed Small Cap Funds to Transfer and Dividend Disbursing Agency Agreement (incorporated by reference to Item

           23(8)(a)(10) filed under Post-Effective Amendment No. 44 dated September 2, 1999)

     1.11 Form of Letter Agreement and Amended Schedule A revising fee schedule with respect to Transfer and Dividend Disbursing Agency Agreement (incorporated by reference from Post-Effective Amendment No. 46 dated April 27, 2000)

     1.12 Form of Letter Agreement and Amended Schedule A revising fee schedule with respect to Transfer and Dividend Disbursing Agency Agreement (incorporated by reference to Post-Effective Amendment No. 47 dated September 1, 2000)

     1.13 Form of Letter Agreement and Amended Schedule A to the Transfer and Dividend Disbursing Agency Agreement (incorporated by reference from Post-Effective Amendment No. 49 dated October 30, 2000)

     1.14 Form of Letter Agreement and Amended Schedule A to the Transfer and Dividend Disbursing Agency Agreement (incorporated by reference from Post-Effective Amendment No. 56 dated March 1, 2002)

     2.1 General forms of Frank Russell Investment Management Company's Asset Management Services Agreements with Bank Trust Departments and with other clients (incorporated by reference to Item 24(b)(9)(b) filed under Post-Effective Amendment No. 38 dated February 24, 1998)

     2.2 General forms of Frank Russell Investment Management Company's Asset Management Services Agreement with its clients (incorporated by reference to Item 24(b)(9)(c) filed under Post-Effective Amendment No. 38 dated February 24, 1998)

     2.3 General form of Frank Russell Investment Management Company's Asset Management Services Agreement with Private Investment Consulting clients of Frank Russell Company (incorporated by reference to Item 24(b)(9)(c) filed under Post-Effective Amendment No. 38 dated February 24, 1998)

     2.4 General Form of Frank Russell Investment Management Company Asset Management Services Agreement with non-compete clause customers (incorporated by reference to Item 24(b)(9)(f) filed under Post-Effective Amendment No. 38 dated February 24, 1998)

     3.1 Letter Agreements regarding fee waivers & reimbursements (all waiver letters other than with respect to Class I of the Real Estate Securities Fund which is filed with this Post-Effective Amendment No. 57, are incorporated by reference to Post-Effective Amendment No. 56 dated March 1, 2002)

     4.1 Credit Agreement dated as of December 30, 1999 among Frank Russell Investment Company, Bank of America, N.A., State Street Bank and Trust Company and Other Banks (incorporated by reference from Post-Effective

          Amendment No. 46 dated April 27, 2000)

     4.2 First Amendment to Credit Agreement dated as of December 28, 2000 among Frank Russell Investment Company, Bank of America, N.A., State Street Bank and Trust Company and Other Banks (incorporated by reference from Post-Effective Amendment No. 53 dated October 10, 2001)

     4.3 Second Amendment to Credit Agreement dated as of December 27, 2001 among Frank Russell Investment Company, Bank of America, N.A., State Street Bank and Trust Company (incorporated by reference from Post-Effective Amendment No. 56 dated March 1, 2002)

     5.1 Form of Revised Shareholder Servicing Plan (incorporated by reference to Post-Effective Amendment No. 47 dated September 1, 2000)

     6.1 Form of Special Servicing Agreement with Fund of Funds, Underlying Funds and Frank Russell Investment Management Company (incorporated by reference to Post-Effective Amendment No. 52 dated March 1, 2001)

     6.2 Letter Agreement dated February 25, 2002 relating to Special Servicing Agreement

     7.1 Joint Insurance Agreement Between FRIC and Russell Insurance Funds dated August 5, 1996 (incorporated by reference from Post-Effective Amendment No. 53 dated October 10, 2001)

     7.2 Amended and Restated Joint Insurance Agreement dated August 9, 1999 (incorporated by reference from Post-Effective Amendment No. 53 dated October 10, 2001)

(i)  1.1  Opinion and Consent of Counsel

(j)  1.1  Other Opinions - Consent of Independent Accountants

(k)  1.1  Financial Statements omitted from Item 22 (none)

(l) 1.1 Agreement dated October 5, 1981 related to Initial Capital provided by Frank Russell Company (incorporated by reference to Item 24(b)(13) filed under Post-Effective Amendment No. 38 dated February 24, 1998)

(m) 1.1 Form of revised Rule 12b-1 Distribution Financing Plan (incorporated by reference to Post-Effective Amendment No. 47 dated September 1,
          2000)

(n)  1.1  Financial Data Schedule (none)

(o) 1.1 Form of Revised Multiple Class Plan Pursuant to Rule 18f-3 (incorporated by reference from Post-Effective Amendment No. 56 dated March 1, 2002)

(p)  Codes of Ethics of the following information advisors and sub-advisors:

     1.1 AEW Capital Management, L.P. (incorporated by reference from Post-Effective Amendment No. 46 dated April 27, 2000)
     1.2 Alliance Capital Management L.P. (incorporated by reference from Post-Effective Amendment No. 46 dated April 27, 2000)
     1.3 Barclays Global Fund Advisors N.A. (incorporated by reference from Post-Effective Amendment No. 46 dated April 27, 2000)
     1.4 BlackRock Financial Management (incorporated by reference from Post-Effective Amendment No. 46 dated April 27, 2000)
     1.5 The Boston Company Asset Management (incorporated by reference from Post-Effective Amendment No. 46 dated April 27, 2000)
     1.6 CapitalWords International Partners (incorporated by reference from Post-Effective Amendment No. 46 dated April 27, 2000)
     1.7 Cohen & Steers (incorporated by reference from Post-Effective Amendment No. 46 dated April 27, 2000)
     1.8 David J. Greene & Company, LLC (incorporated by reference from Post-Effective Amendment No. 48 dated October 19, 2000)
     1.9 Delaware International Advisors Limited (incorporated by reference from Post-Effective Amendment No. 46 dated April 27, 2000)
     1.10 Delphi Management, Inc. (incorporated by reference from Post-Effective Amendment No. 46 dated April 27, 2000)
     1.11 Driehaus Capital Management, Inc. (incorporated by reference to Post-Effective Amendment No. 47 dated September 1, 2000)
     1.12 Equinox Capital Management, Inc. (incorporated by reference from Post-Effective Amendment No. 46 dated April 27, 2000)
     1.13 Fidelity International Limited (incorporated by reference to Post-Effective Amendment No. 52 dated March 1, 2001)
     1.14 Fidelity Management and Research Company (incorporated by reference to Post-Effective Amendment No. 52 dated March 1, 2001)
     1.15 Foreign & Colonial Emerging Markets Limited (incorporated by reference from Post-Effective Amendment No. 46 dated April 27, 2000)
     1.16 Frank Russell Group of Companies (incorporated by reference from Post-Effective Amendment No. 56 dated March 1, 2002)
     1.17 Franklin Portfolio Associates LLC (incorporated by reference from Post-Effective Amendment No. 46 dated April 27, 2000)
     1.18 Fuller & Thaler Asset Management, Inc. (incorporated by reference froM Post-Effective Amendment No. 50 dated January 12, 2001)
     1.19 Geewax, Terker & Company (incorporated by reference from Post-Effective Amendment No. 46 dated April 27, 2000)
     1.20 Genesis Asset Managers, Ltd. (incorporated by reference from Post-Effective Amendment No. 46 dated April 27, 2000)
     1.21 GlobeFlex Capital, L.P. (incorporated by reference from Post-Effective Amendment No. 46 dated April 27, 2000)
     1.22 Iridian Asset Management LLC (incorporated by reference from Post-Effective Amendment No. 50 dated January 12, 2001)
     1.23 Jacobs Levy Equity Management, Inc. (incorporated by reference from Post-Effective Amendment No. 46 dated April 27, 2000)
     1.24 J.P. Morgan Investment Management, Inc. (incorporated by reference from Post-Effective Amendment No. 55 dated December 21, 2001)

     1.25 Lazard Asset Management (incorporated by reference from Post-Effective Amendment No. 46 dated April 27, 2000)
     1.26 Lincoln Capital Management Company (incorporated by reference from Post-Effective Amendment No. 46 dated April 27, 2000)
     1.27 Marsico Capital Management, LLC (incorporated by reference from Post-Effective Amendment No. 56 dated March 1, 2002)
     1.28 Marvin & Palmer Associates, Inc. (incorporated by reference from Post-Effective Amendment No. 55 dated December 21, 2001)
     1.29 Mastholm Asset Management, LLC (incorporated by reference from Post-Effective Amendment No. 46 dated April 27, 2000)
     1.30 Merganser Capital Management LP (incorporated by reference from Post-Effective Amendment No. 50 dated January 12, 2001)
     1.31 MFS Institutional Advisors, Inc. (incorporated by reference from Post-Effective Amendment No. 46 dated April 27, 2000)
     1.32 Miller, Anderson & Sherrerd, LLP (incorporated by reference from Post-Effective Amendment No. 46 dated April 27, 2000)
     1.33 Montgomery Asset Management LLC (incorporated by reference from Post-Effective Amendment No. 46 dated April 27, 2000)
     1.34 Nicholas Applegate Capital Management (incorporated by reference from Post-Effective Amendment No. 46 dated April 27, 2000)
     1.35 Oechsle International Advisors, LLC (incorporated by reference from Post-Effective Amendment No. 46 dated April 27, 2000)
     1.36 Pacific Investment Management Company (incorporated by reference from Post-Effective Amendment No. 46 dated April 27, 2000)
     1.37 Peachtree Asset Management (incorporated by reference from Post-Effective Amendment No. 46 dated April 27, 2000)
     1.38 Schroders Capital Management International Limited (incorporated by reference from Post-Effective Amendment No. 55 dated December 21,
           2001)
     1.39 Security Capital Global Capital Management Group (incorporated by reference from Post-Effective Amendment No. 46 dated April 27, 2000)
     1.40 Sirach Capital Management, Inc. (incorporated by reference from Post-Effective Amendment No. 56 dated March 1, 2002)
     1.41 Standish Mellon Asset Management Company LLC (incorporated by reference from Post-Effective Amendment No. 56 dated March 1, 2002)
     1.42 STW Fixed Income Management Ltd. (incorporated by reference from Post-Effective Amendment No. 46 dated April 27, 2000)
     1.43 Strong Capital Management (incorporated by reference from Post-Effective Amendment No. 46 dated April 27, 2000)
     1.44 Suffolk Capital Management Ltd. (incorporated by reference from Post-Effective Amendment No. 46 dated April 27, 2000)
     1.45 Systematic Financial Management, L.P. (incorporated by reference from Post-Effective Amendment No. 50 dated January 12, 2001)
     1.46 TCW Asset Management Co. (incorporated by reference from Post-Effective Amendment No. 50 dated January 12, 2001)
     1.47 TimesSquare Capital Management, Inc. (incorporated by reference from Post-Effective Amendment No. 47 dated October 19, 2000)
     1.48 Turner Investment Partners (incorporated by reference from Post-Effective Amendment No. 46 dated April 27, 2000)

     1.49 Weiss, Peck & Greer, L.L.C. (incorporated by reference from Post-Effective Amendment No. 46 dated April 27, 2000)

     1.50 Westpeak Investment Advisors, L.P. (incorporated by reference from Post-Effective Amendment No. 46 dated April 27, 2000)

Item 24.  Persons Controlled by or Under Common Control with Registrant
          -------------------------------------------------------------
          None

Item 25.  Indemnification (incorporated by reference from Post-Effective
          ---------------
          Amendment No. 51 dated January 31, 2001)

Item 26.  Business and Other Connections of Investment Advisor
          ----------------------------------------------------

          See Registrant's prospectus sections "The Purpose of the Fund--Multi-Style, Multi-Manager Diversification," "The Money Managers," "Money Manager Profiles," and "Management of the Funds," the Statement of Additional Information sections "Structure and Governance--Trustees and Officers," and "Operation of Investment Company--Consultant."

Item 27.  Principal Underwriters
          ----------------------

          (a)  SSgA Funds

          (b) Russell Fund Distributors, Inc. is the principal underwriter of the Registrant. The directors and officers of Russell Fund Distributors, Inc., their principal business address, and positions and offices with the Registrant and Russell Fund Distributors, Inc. are set forth below:

        Name and                             Positions and                        Position and
        Principal Business                   Officers with                        Offices with
        Address                              Registrant                           Underwriter
        ------------------                   -------------                        ------------
        George F. Russell, Jr.               Trustee Emeritus, Chairman           None
                                             Emeritus
        Lynn L. Anderson                     Trustee, President,                  Director, Chairman of
                                             Chairman of the Board,               the Board and Chief
                                             Chief Executive Officer              Executive Officer
        Carla L. Anderson                    None                                 Assistant Secretary
        Leonard P. Brennan                   None                                 Director
        Karl J. Ege                          Secretary and General                Secretary and General
                                             Counsel                              Counsel
        Randall P. Lert                      Director of Investments              Director
        J. David Griswold                    None                                 President and Associate
                                                                                  General Counsel
        Linda L. Gutmann                     None                                 Treasurer and
                                                                                  Controller
        John C. James                        None                                 Assistant Secretary
        Gregory J. Lyons                     Assistant Secretary and              Assistant Secretary
                                             Associate General Counsel

        B. James Rohrbacher                  None                                 Director of Compliance and
                                                                                  Internal Audit, Chief
                                                                                  Compliance Officer

          (c)     Inapplicable.

Item 28.  Location of Accounts and Records
          --------------------------------

          All accounts and records required to be maintained by section 31(a) of the 1940 Act and Rules 31a-1 to 31a-3 thereunder are maintained in the following locations:
          FRIC                                    FRIMCo
          ----                                    ------
          Frank Russell Investment Company        Frank Russell Investment
          909 A Street                             Management Company
          Tacoma, Washington 98402                909 A Street
                                                  Tacoma, Washington 98402

          SS                                      MM
          --                                      --
          State Street Bank & Trust Company       Money Managers
          1776 Heritage Drive JA4N                 See, Prospectus Section
          North Quincy, Massachusetts 02171        "Money Manager Profiles"
                                                   for Names and Addresses

          Rule 31a-1
          ----------

          (a) Records forming basis for financial statements - at principal offices of SS, FRIC, FRIMCo, and MM for each entity
          (b)  FRIC Records:
             (1)  SS - Journals, etc.
             (2)  SS - Ledgers, etc.
             (3)  Inapplicable
             (4)  FRIC - Corporate charter, etc.
             (5)  MM - Brokerage orders
             (6)  MM - Other portfolio purchase orders
             (7)  SS - Contractual commitments
             (8)  SS and FRIC - Trial balances
             (9)  MM - Reasons for brokerage allocations
             (10) MM - Persons authorizing purchases and sales
             (11) FRIC and MM - Files of advisory material
             (12) ---

          (c)  Inapplicable

          (d)  FRIMCo - Broker-dealer records, to the extent applicable

          (e)  Inapplicable

          (f)  FRIMCo and MM - Investment adviser records

Item 29.  Management Services
          -------------------

          None except as described in Parts A and B.

Item 30.  Undertakings
          ------------

          Registrant has elected to include its Management's discussion of Fund performance required under N-1A, Item 5A in its annual report. Registrant therefore undertakes to provide annual reports without charge to any recipient of a Prospectus who requests the information.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, Frank Russell Investment Company has duly caused this Post Effective Amendment No. 57 to its Registration Statements to be signed on its behalf by the undersigned thereto duly authorized, in the City of Tacoma, and State of Washington, on this 25th day of February, 2002.

                                   FRANK RUSSELL INVESTMENT COMPANY
                                   --------------------------------
                                              Registrant

                                   By:   /s/ Lynn L. Anderson
                                       ----------------------------------------
                                       Lynn L. Anderson, Trustee and President


Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities indicated on February 25, 2002.

Signatures                                           Title
----------                                           -----
/s/ Lynn L. Anderson                                 Trustee and President, in his capacity
--------------------------------------------         as Chief Executive Officer
Lynn L. Anderson

/s/ Mark E. Swanson                                  Treasurer, in his capacity
--------------------------------------------         as Chief Accounting Officer
Mark E. Swanson

/s/ Paul E. Anderson                                 Trustee
--------------------------------------------
Paul E. Anderson

/s/ Paul Anton, PhD                                  Trustee
--------------------------------------------
Paul Anton, PhD

/s/ William E. Baxter                                Trustee
--------------------------------------------
William E. Baxter

/s/ Kristianne Blake                                 Trustee
--------------------------------------------
Kristianne Blake

/s/ Lee C. Gingrich                                  Trustee
--------------------------------------------
Lee C. Gingrich

/s/ Eleanor W. Palmer                                Trustee
--------------------------------------------
Eleanor W. Palmer

/s/ Michael J. Phillips                              Trustee
--------------------------------------------
Michael J. Phillips

/s/ Raymond P. Tennison, Jr.                         Trustee
--------------------------------------------
Raymond P. Tennison, Jr.

                        FRANK RUSSELL INVESTMENT COMPANY

                                FILE NO. 2-71299
                                FILE NO. 811-3153
                                -----------------


                                    EXHIBITS
                                    --------

                            Listed in Part C, Item 23
                       To Post-Effective Amendment No. 57
                              and Amendment No. 57
                                       to
                       Registration Statement on Form N-1A
                                      Under
                             Securities Act of 1933
                                       and
                         Investment Company Act of 1940

                                 EXHIBIT INDEX

                                  Name of Exhibit                                           Exhibit Number
                                  ---------------                                           --------------
------------------------------------------------------------------------------------- --------------------------------
Letter Agreements regarding fee waivers & reimbursements                                          (h)3.1
------------------------------------------------------------------------------------- --------------------------------
Letter Agreement relating to Special Servicing Agreement                                          (h)6.2
------------------------------------------------------------------------------------- --------------------------------
Opinion and Consent of Counsel                                                                    (i)1.1
------------------------------------------------------------------------------------- --------------------------------
Consent of Independent Accountants                                                                (j)1.1
------------------------------------------------------------------------------------- --------------------------------